National Integrity AnnuiChoice II

As filed with the Securities and Exchange Commission on April 24, 2020
Registration Nos. 333-44892 and 811-04846

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number
Post-Effective Amendment Number: 28    [ x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 132    [ x]
(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company
(Exact Name of Registrant)

National Integrity Life Insurance Company
(Name of Depositor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Depositor's Principal Executive Offices) (Zip Code)
(513) 629-1114
(Depositor's Telephone Number, including Area Code)

The Western and Southern Life Insurance Company
(Name of Guarantor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Guarantor's Principal Executive Offices) (Zip Code)
(513) 629-1114
(Guarantor's Telephone Number, including Area Code)

Bryan J. Kreyling, Esq.
Associate Counsel
Western & Southern Financial Group, Inc.
400 Broadway, Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	On May 1, 2020 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: AnnuiChoice Flexible Premium Variable Annuity

AnnuiChoice® II Variable Annuity
May 1, 2020

National Integrity Life Insurance Company
Separate Account I of National Integrity Life Insurance Company

This prospectus describes the AnnuiChoice II flexible premium variable annuity contract and the Investment Options available under the contract. This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate. Any representation to the contrary is a criminal offense.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2020, material incorporated by reference, and other information about Separate Account I and National Integrity Life Insurance Company, has been filed with the SEC (file numbers 811-04846 and 333-44892). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary. The SEC maintains a website at www.sec.gov that contains the SAI and other information that is filed electronically with the SEC. The table of contents for the SAI is at the end of Part 9 of this prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the annual and semi-annual shareholder reports for the Portfolios available under your variable annuity contract will no longer be sent by mail unless you specifically request paper copies of the reports from National Integrity Life Insurance Company or your financial intermediary. Instead, the reports will be made available on our website at www.westernsouthern.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper and free of charge. You can contact us at 1-800-433-1778 or contact your financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Portfolios available under your variable annuity contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This annuity is not a deposit of a bank or other financial institution. It is not insured by the Federal Deposit Insurance Corporation, the National Credit Union Share Insurance Fund or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.

Although this prospectus was primarily designed for potential purchasers of the variable annuity contract, you may be receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract. You can find information about the options, features, and charges that may have changed in Part 10 – Prior Contracts.

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You may invest your contributions in any of the Investment Options listed below. If you elect certain Riders, not all Investment Options are available. See Part 6 – Optional Benefits.

American Funds Insurance Series	Franklin® Templeton® VIP Trust, Class 2
American Funds I.S. Bond Fund, Class 4	Franklin Growth and Income VIP Fund
American Funds I.S. Capital Income Builder Fund, Class 4	Franklin Income VIP Fund
American Funds I.S. Global Growth Fund, Class 4	Franklin Large Cap Growth VIP Fund
American Funds I.S. Growth Fund, Class 4	Franklin Mutual Shares VIP Fund
American Funds I.S. Growth-Income Fund, Class 4	Franklin Small Cap Value VIP Fund
American Funds I.S. Managed Risk Asset Allocation Fund, Class P2	Templeton Foreign VIP Fund
American Funds I.S. New World Fund, Class 4	Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
BlackRock Variable Series Funds, Class III
BlackRock Capital Appreciation V.I. Fund	Invesco (AIM) Variable Insurance Funds, Series II
BlackRock Global Allocation V.I. Fund	Invesco V.I. American Franchise Fund
BlackRock High Yield V.I. Fund	Invesco V.I. American Value Fund
BlackRock Total Return V.I. Fund	Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund
Columbia Funds Variable Portfolios	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund [4]
Columbia VP – Select Mid Cap Value Fund, Class 1
Columbia VP – Small Cap Value Fund, Class 2	Morgan Stanley Variable Insurance Fund, Inc., Class II
Morgan Stanley VIF Emerging Markets Debt Portfolio
DWS Investments VIT Funds, Class B	Morgan Stanley VIF Emerging Markets Equity Portfolio
DWS Small Cap Index VIP Fund	Morgan Stanley VIF U.S. Real Estate Portfolio

Fidelity® Variable Insurance Products	Northern Lights Variable Trust, Class 3
Fidelity VIP Asset Manager Portfolio, Service Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio
Fidelity VIP Balanced Portfolio, Service Class 2
Fidelity VIP Bond Index Portfolio, Service Class 2	PIMCO Variable Insurance Trust, Advisor Class
Fidelity VIP Contrafund® Portfolio, Service Class 2	PIMCO VIT All Asset Portfolio
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Fidelity VIP Equity-Income Portfolio, Service Class 2	PIMCO VIT International Bond Portfolio (US Dollar Hedged)
Fidelity VIP Extended Market Index Portfolio, Service Class 2	PIMCO VIT Long-Term U.S. Government Portfolio
Fidelity VIP Freedom 2010 Portfolio, Service Class 2 [1]	PIMCO VIT Low Duration Portfolio
Fidelity VIP Freedom 2015 Portfolio, Service Class 2	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2020 Portfolio, Service Class 2	PIMCO VIT Total Return Portfolio
Fidelity VIP Freedom 2025 Portfolio, Service Class 2
Fidelity VIP Freedom 2030 Portfolio, Service Class 2 [2]	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP Government Money Market, Initial Class	Guggenheim VT Global Managed Futures Strategy Fund [5]
Fidelity VIP Growth Portfolio, Service Class 2	Guggenheim VT Long Short Equity Fund [5]
Fidelity VIP High Income Portfolio, Service Class 2	Guggenheim VT Multi-Hedge Strategies Fund [6]
Fidelity VIP Index 500 Portfolio, Service Class 2
Fidelity VIP International Index Portfolio, Service Class 2	Touchstone® Variable Series Trust, Class SC
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Touchstone VST Aggressive ETF Fund
Fidelity VIP Mid Cap Portfolio, Service Class 2	Touchstone VST Bond Fund [7]
Fidelity VIP Overseas Portfolio, Service Class 2	Touchstone VST Common Stock Fund [8]
Fidelity VIP Target Volatility Portfolio, Service Class 2	Touchstone VST Conservative ETF Fund
Fidelity VIP Total Market Index Portfolio, Service Class 2	Touchstone VST Moderate ETF Fund

Fixed Accounts
Guaranteed Rate Options [2]
Systematic Transfer Options [3]
_______________________________________

[1]	Fund available in contracts purchased before May 1, 2013.

[2]	Not available with optional GLIA or GLIA Plus Rider.

[3]	Not available with optional GLIA Rider or New York GLIA Plus Rider.

[4]	Effective on or about May 1, 2020, Invesco V.I. Mid Cap Growth Fund merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund and is no longer available as an Investment Option.

[5]	Fund available in contracts purchased before April 24, 2015.

[6]	Fund available in contracts purchased before May 1, 2012. Not available with optional GLIA Plus Rider.

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[7]	Effective on or about July 12, 2019, Touchstone VST Active Bond Fund merged into Touchstone VST Bond Fund and is no longer available as an Investment Option.

[8]
Effective on or about July 12, 2019, Touchstone VST Focused Fund and Touchstone VST Large Cap Core Equity Fund merged into Touchstone VST Common Stock Fund and are no longer available as Investment Options.

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to National Integrity Life is the licensing of certain trademarks and trade names of BlackRock. National Integrity Life's variable annuities and Touchstone ETF Funds are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of National Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity Life's variable annuities.

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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
National Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	National Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-433-1778
Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit. The Annuitant must be a human being, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Benefit Base - value used to determine payments under GLIA Plus. It is the larger of your Roll-Up Base or your Step-Up Base.

Roll-Up Base - On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Roll-Up.

Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the annuity contract. It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the Annuitant's beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary's election of form of payment.

Distribution on Death - a distribution paid to the owner's beneficiary after the death of the owner.

Fixed Accounts - Guaranteed Rate Options and Systematic Transfer Options.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

General Account - the account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, the address of which is noted above in this Glossary.

Guaranteed Lifetime Income Advantage and Guaranteed Lifetime Income Advantage Plus (GLIA and GLIA Plus) - optional benefits that guarantee lifetime payments will be available for withdrawal.

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GLIA and GLIA Plus Investment Strategies - Investment strategies available when a GLIA or GLIA Plus Rider is purchased.

Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.

Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit, before the end of the Guarantee Period.

Highest Anniversary Death Benefit - an optional Death Benefit.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Tax Code.

IRS - the Internal Revenue Service.

Maximum Retirement Date - the last Annuitant's 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Payment Base - value used to determine payments under GLIA. It is the larger of your Bonus Base or your Step-Up Base.

Bonus Base - On the Contract Date, your Bonus Base is equal to your Account Value. Your Bonus Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Bonus.

Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Portfolio - a mutual fund in which a Variable Account Option invests.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit or receive a lump sum payment.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of National Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Options (STOs) - Fixed Accounts that accept new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or a one-year period. The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the IRS.

Unit - measure of your ownership interest in a Variable Account Option.

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Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Portfolio with the same name.

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Part 1 – Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from, and surrendering the contract.1

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer contract value among Investment Options. State premium tax may also be deducted.2

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions [3]	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [4]	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge [5]	$30

Separate Account Annual Expenses as a percentage of value noted below.

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) [6]	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge (assessed on Payment Base) [6]	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge (assessed on Payment Base) [6]	1.60%	1.15%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual or Spousal Rider Charge (assessed on the Benefit Base) [6]	2.00%	1.35%
Highest Possible Total Separate Account Annual Expenses [7]	3.35%	2.70%

______________________________________________________
1 Expenses for prior versions of the contract, if different, are located in Part 10.
2 State premium taxes currently range from 0% to 3.5%.
3 Withdrawal charges decrease based on the age of each contribution. See Part 4.
4 This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
5 This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.
6 See Part 6.
7 You may elect only one of these optional benefits: Individual or Spousal GLIA, or GLIA Plus. Therefore, the highest possible total separate account annual expenses reflect the election of the GLIA Plus.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

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Total Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets, including management fees, distribution fees, and other expenses)

Minimum: 0.26% Maximum: 2.37%

See Appendix F for a detailed Total Annual Portfolio Operating Expense Table.

We have entered into agreements with the investment advisors and/or distributors of each of the Portfolios. Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios as consideration for payments. The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios. These fees may be paid by the investment advisors from the investment advisors' assets or from the Portfolios under plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts. These fees increase your costs.

The services we provide to the Portfolios are in addition to the services we provide and expenses we incur in marketing and administering the variable annuity contracts. Services to the Portfolios include, without limitation, delivery of current fund prospectuses, annual and semi-annual reports, notices, proxies and proxy statements and other informational materials; telephone and Internet service support in connection with the underlying Investment Options; maintenance of records reflecting fund shares purchased and redeemed; preparing and submitting omnibus trades; daily reconciliations of fund share balances; and receiving, tabulating and transmitting proxies executed by or on behalf of variable contract owners with investments in the Portfolios. We also provide marketing and distribution services for the Portfolios.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

For Contracts purchased on or after March 1, 2015 8
Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.37%), plus the maximum cost of the GLIA Plus Rider. If the current cost of the GLIA Plus Rider was used, the total cost would be less than indicated in this example. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,331	$2,419	$3,538	$6,639

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$631	$1,919	$3,238	$6,639

_________________________________________________________
8 If you purchased your contract before March 1, 2015, see Part 10 for expense examples.

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Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses of (2.37%). The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,097	$1,702	$2,322	$4,144

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$397	$1202	$2,022	$4,144
Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,” “us,” "the Company" and "National Integrity Life" mean National Integrity Life Insurance Company. “You” and “your” mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person. It is important that you carefully select the owner, Annuitant, the owner's beneficiary and the Annuitant's beneficiary in order to achieve your objectives. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant," “Distribution on Death of Owner,” and "Spousal Continuation.” Also, see Appendix D.

Your contract may be issued as a discretionary group annuity, in which case you may be referred to as “Participant” in the contract and the contract may be referred to as a “Certificate.” Your rights under a group certificate are the same as under an individual contract, as reflected in this prospectus.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals. You may invest in any of the Investment Options available to you under the contract, including the Variable Account Options and the Fixed Accounts. Each Variable Account Option carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Variable Account Options invest in Portfolios, each of which invests primarily in either common stocks or bonds. You could lose money if one or more of the issuers of stocks or bonds becomes financially impaired or if the market as a whole declines. There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer. Holders of corporate bonds are subject to issuer risk as well as credit risk (the risk that the issuer will default on its payment obligations under the bond) and interest rate risk (the risk that changes in interest rates may reduce (or increase) the market value of the bond).

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•	To contribute, transfer and withdraw money. See Part 5

•	To invest in the Investment Options. See Part 3

•	To elect an Annuity Benefit. See Part 5, section titled "Maximum Retirement Date and Annuity Benefit."

•	To elect optional benefits available at the time you purchase the annuity contract. See Part 6.

•	To name the Annuitant.

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•
To name the Annuitant's beneficiary to receive the Death Benefit on the death of the Annuitant before the election of an Annuity Benefit and to receive any remaining payments after the election of an Annuity Benefit. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant," and “Maximum Retirement Date and Annuity Benefit.”

•
To name the owner's beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any. If there are joint owners, the death of either one will be treated as the death of both under this contract. Upon the death of either owner, a distribution of the Surrender Value is required to be made to the owner’s beneficiary. The joint owner is not the owner’s beneficiary. See Part 5, section titled "Distribution on Death of Owner." If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Your rights are subject to the rules of the Tax Code.

This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to human beings, and to assume the related risks. This contract is not intended for use by institutional investors. We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment performance of the corresponding Portfolio. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs. Your Account Value also is subject to various charges. See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs. See Part 3, section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax. See Part 4.

Your minimum Account Value is $5,000. If the Account Value goes below the minimum Account Value and we have received no contributions from you for three Contract Years, we may terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to make additional contributions to bring the Account Value above the minimum if you wish to keep your contract in force. The minimum Account Value does not apply if you have a GLIA or GLIA Plus Rider.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period. We will extend the 10-day period if required by state law. If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment performance of the Variable Account Options you selected. You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force. See Part 4 for more discussion of the fees and charges. Some states require that we return your contribution, or some amount other than your Account Value. In that case we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code. If this contract is a Qualified Annuity, such as an IRA, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit.

Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor. We do not provide tax advice.

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Part 2 – National Integrity Life and the Separate Account

National Integrity Life Insurance Company

National Integrity Life is a stock life insurance company incorporated under the laws of New York on November 22, 1968. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in eight states and the District of Columbia. National Integrity Life is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

National Integrity Life guarantees certain amounts under the contract. We refer to these guaranteed amounts as “insurance obligations.” Examples of insurance obligations are Death Benefits greater than the Account Value or income payments under a GLIA or GLIA Plus Rider after your Account Value is exhausted. If these insurance obligations are greater than your Account Value, we will pay you those amounts from our General Account. Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments. There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, National Integrity Life’s indirect parent company, has guaranteed the insurance obligations of National Integrity Life to its contract owners, including the owners of this contract (the Guarantee). Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options. The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York. The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your Variable Account Options. National Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

The Separate Account is divided into subaccounts called Variable Account Options. Each Variable Account Option invests in shares of a corresponding Portfolio (or fund) with the same name. The Variable Account Options currently available to you are listed in Part 3.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity Life, serves as the principal underwriter for our variable annuity contracts. Touchstone Securities, Inc. and National Integrity Life are under the common control of the same parent company: The Western and Southern Life Insurance Company. The principal business address of Touchstone Securities, Inc. is 400 Broadway, Cincinnati, Ohio, 45202. The contracts are sold by individuals who are insurance agents and also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

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Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal and state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the underlying Portfolios or the Investment Options. We may:

•	combine the Separate Account with any other separate account we own;

•	transfer assets of the Separate Account to another separate account we own;

•	add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•	register or end the registration of the Separate Account under the 1940 Act;

•
operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity Life);

•	restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;

•	cause one or more Variable Account Options to invest in a fund other than or in addition to the Portfolios;

•	operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;

•	make any changes required by the 1940 Act or other federal securities laws;

•	make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or

•	make other changes required under federal or state law relating to annuities.

Part 3 – Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both. (If you purchase a GLIA or GLIA Plus Rider, your Investment Options are limited. See Part 6.)

Each Variable Account Option invests in shares of a mutual fund, referred to as a Portfolio (or fund). Each Variable Account Option and its corresponding Portfolio share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and SAI.

The Variable Account Options

A brief description of each Portfolio, including the name of the advisor, the investment objective and some additional information about investment strategies, is provided below. Management fees and other expenses deducted from each Portfolio, as well as risks of investing, and more information about the Portfolio’s investment strategies, are described in that Portfolio’s prospectus. The Portfolio descriptions included below were taken from the most recent publicly available documentation for the Portfolios as of the time this prospectus was drafted. More recent disclosure may be available in the Portfolios’ current prospectuses. For a prospectus containing complete information on any Portfolio, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

American Funds Insurance Series
Each fund is a series of the American Funds Insurance Series. Capital Research and Management Company is the investment advisor to each fund and is located at 333 South Hope Street, Los Angeles, California 90071.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each American Funds Insurance Series fund’s prospectus carefully before investing.

American Funds Insurance Series Bond Fund
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment grade debt

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securities, including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in non-investment grade debt securities sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets.

American Funds Insurance Series Capital Income Builder Fund
The fund has two primary investment objectives. It seeks to provide (1) a level of current income that exceeds the average yield on U.S. stocks generally, and (2) a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital. The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

American Funds Insurance Series Global Growth Fund
The fund seeks to provide long-term growth of capital. The fund invests primarily in common stocks of companies around the world that the investment advisor believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States.

American Funds Insurance Series Growth Fund
The fund seeks to provide growth of capital. The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

American Funds Insurance Series Growth-Income Fund
The fund seeks to provide long-term growth of capital and income. The fund invests primarily in common stocks or other securities that the advisor believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

American Funds Insurance Series Managed Risk Asset Allocation Fund
The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The fund invests in shares of an underlying fund, the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund employs a risk-management overlay referred to as the managed risk strategy, which consists of using hedge instruments—primarily short positions in exchange-traded futures contracts—to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines.

American Funds Insurance Series New World Fund
The fund seeks long-term capital appreciation. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets (i.e., emerging markets). The fund may also invest in debt securities of issuers, including issuers of lower rated bonds sometimes referred to as "junk bonds," with exposure to these countries. Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In determining whether a country is qualified, the fund's advisor considers such factors as a country’s per capita gross domestic product, the percentage of its economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, limits on foreign ownership, and restrictions on repatriation.

BlackRock Variable Series Funds
Each of BlackRock Capital Appreciation V.I. Fund and BlackRock Global Allocation V.I. Fund are series of the BlackRock Variable Series Funds, Inc. Each of BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund are series of the BlackRock Variable Series Funds II, Inc. BlackRock Advisors, LLC is the investment advisor to each fund and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

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Following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each BlackRock fund's prospectus carefully before investing.

BlackRock Capital Appreciation V.I. Fund
The fund seeks long-term growth of capital by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that fund management believes have shown above-average growth rates in earnings over the long term. The fund generally invests at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock, and rights to subscribe to common stock. Of these securities, the fund generally seeks to invest primarily in common stock. The fund may invest in companies of any size, but emphasizes investments in companies with medium to large market capitalization.

BlackRock Global Allocation V.I. Fund
The fund seeks high total investment return by investing in equity, debt and money market securities. Generally, the fund’s portfolio will include both equity and debt securities, but at any given time the fund may emphasize either debt or equity securities. In selecting equity investments, the fund mainly seeks securities that fund management believes are undervalued. The fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including, by way of example, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. In addition, the fund may invest up to 35% of its total assets in junk bonds, corporate loans and distressed securities. The fund may also invest in real estate investment trusts (“REITs”) and securities related to real assets, (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITs or companies that mine precious metals. The fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where it may invest, and the fund may invest in the securities of companies of any market capitalization.

BlackRock High Yield V.I. Fund
The fund seeks to maximize total return, consistent with income generation and prudent investment management by investing primarily in non-investment grade bonds with maturities of ten years or less. The fund normally invests at least 80% of its assets in high yield bonds (commonly called "junk bonds") and may also invest in convertible and preferred securities. The fund may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside the United States. The fund may invest in securities of any rating and may invest up to 10% of its assets in distressed securities that are in default or the issuers of which are in bankruptcy.

BlackRock Total Return V.I. Fund
The fund seeks to maximize total return, consistent with income generation and prudent investment management by investing in securities that pay interest or dividends. The fund may also seek growth of capital by looking for investments that will increase in value. However, the fund’s investments emphasize current income more than growth of capital. Under normal circumstances, the fund invests at least 80%, and typically 90% or more, of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred stocks, government obligations and money market securities. Both U.S. and foreign companies and governments may issue these securities, including issuers in emerging markets. The fund invests primarily in fixed-income securities rated investment grade, but the fund may also invest in fixed-income securities that are rated below investment grade (commonly called "junk bonds"). The fund may invest in fixed-income securities of any maturity or duration.

Columbia Funds Variable Portfolios
Columbia Variable Portfolio – Select Mid Cap Value Fund (formerly, Mid Cap Value Fund) is a series of the Columbia Funds Variable Series Trust II. Columbia Variable Portfolio – Small Cap Value Fund is a series of the Columbia Funds Variable Insurance Trust. Columbia Management Investment Advisers, LLC is the investment advisor to both funds and is located at 225 Franklin Street, Boston, MA 02110.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each Columbia fund's prospectus carefully before investing.

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Columbia Variable Portfolio – Select Mid Cap Value Fund
The fund seeks to provide long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies that have market capitalizations in the range of the Russell Midcap® Value Index. The fund may invest up to 25% of its net assets in foreign investments. The fund normally invests in common stocks and also may invest in REITs. The fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

Columbia Variable Portfolio – Small Cap Value Fund
The fund seeks to provide long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets  (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index at the time of purchase that the fund's advisor believes are undervalued and have the potential for long-term growth. The fund may invest up to 20% of total assets in foreign securities. The fund may also invest in REITs. The fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

Deutsche DWS Investments VIT Funds
The fund is a series of the Deutsche DWS Investments VIT Funds. DWS Investment Management Americas Inc., 875 Third Avenue, New York, NY 10022, is the investment advisor for the fund and Northern Trust Investments, Inc., 50 South LaSalle Street, Chicago, IL 60603, is the sub-advisor for the fund.

Following is a brief description of the fund. There is no guarantee that a fund will achieve its objectives. You should read the DWS Investments VIT fund's prospectus carefully before investing.

DWS Small Cap Index VIP Fund
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index. The fund's securities are weighted so as to make the fund's total investment characteristics similar to those of the Russell 2000® Index as a whole. The fund may also hold short-term debt securities and money market instruments for liquidity purposes.

Fidelity Variable Insurance Products
Each Portfolio is a Fidelity® Variable Insurance Product and a series of Variable Insurance Products Fund V. Fidelity Management & Research Company LLC, located at 245 Summer Street, Boston, MA 02210, is the investment advisor to each Portfolio.

Following is a brief description of each Portfolio. There is no guarantee that a Portfolio will achieve its objective. You should read each Fidelity VIP Portfolio’s prospectus carefully before investing.

Fidelity VIP Asset Manager Portfolio
The Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types maturing in more than one year, including lower-quality debt securities sometimes called high yield debt securities or junk bonds), and the short-term/money market class (fixed-income securities of all types maturing in one year or less). The advisor adjusts the allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%). The advisor maintains a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. The Portfolio invests in domestic and foreign issuers.

Fidelity VIP Balanced Portfolio
The Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of its assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities (those of less than investment grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral. The Portfolio invests at least 25% of its total assets in fixed-income senior securities. The Portfolio invests in domestic and foreign issuers. With respect to equity investments, the Portfolio allocates its assets across different market sectors using different Fidelity managers and the Portfolio may invest in either growth or value

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stocks or both. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP Contrafund Portfolio
The Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks of domestic and foreign issuers. The Portfolio invests in growth stocks, value stocks, or both. The advisor selects securities of companies whose value it believes are not fully recognized by the public. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP Disciplined Small Cap Portfolio
The Portfolio seeks capital appreciation. The Portfolio normally invests primarily in common stocks of domestic and foreign issuers. The Portfolio normally invests at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index. The Portfolio invests in growth stocks, value stocks, or both. The advisor uses a computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select investments.

Fidelity VIP Equity-Income Portfolio
The Portfolio seeks reasonable income and will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index. The Portfolio normally invests at least 80% of its assets in equity securities. The Portfolio normally invests primarily in income-producing equity securities, which tends to lead to investments in large-cap value stocks. The Portfolio may potentially invest in other types of equity and debt securities, including lower-quality debt securities (those of less than investment grade quality, also referred to as high yield securities or junk bonds). The Portfolio invests in domestic and foreign issuers and it may potentially use covered call options as tools to manage its assets. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP Freedom 2010 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond. The Portfolio is designed for investors who retired in or within a few years of 2010 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2010). The advisor may modify the Portfolio’s neutral asset allocations from time to time when in the interests of shareholders. The advisor, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations by up to 10% for the underlying Fidelity funds to reflect the advisor’s market outlook, which is primarily focused on the intermediate term. The advisor, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the Portfolio’s overall investment objective.

Fidelity VIP Freedom 2015 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond. The Portfolio is designed for investors who retired in or within a few years of 2015 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2015). The advisor may modify the Portfolio’s neutral asset allocations from time to time when in the interests of shareholders. The advisor, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations by up to 10% for the underlying Fidelity funds to reflect the advisor’s market outlook, which is primarily focused on the intermediate term. The advisor, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the Portfolio’s overall investment objective.

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Fidelity VIP Freedom 2020 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond. The Portfolio is designed for investors retiring in or within a few years of 2020 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2020). The advisor may modify the Portfolio’s neutral asset allocations from time to time when in the interests of shareholders. The advisor, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations by up to 10% for the underlying Fidelity funds to reflect the advisor’s market outlook, which is primarily focused on the intermediate term. The advisor, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the Portfolio’s overall investment objective.

Fidelity VIP Freedom 2025 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond. The Portfolio is designed for investors retiring in or within a few years of 2025 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2025). The advisor may modify the Portfolio’s neutral asset allocations from time to time when in the interests of shareholders. The advisor, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations by up to 10% for the underlying Fidelity funds to reflect the advisor’s market outlook, which is primarily focused on the intermediate term. The advisor, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the Portfolio’s overall investment objective.

Fidelity VIP Freedom 2030 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the Portfolio approaches its target date and beyond. The Portfolio is designed for investors retiring in or within a few years of 2030 at or around age 65. The Portfolio invests primarily in a combination of underlying Fidelity® domestic equity, international equity, bond, and short-term funds. The Portfolio allocates assets among the underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time and becomes increasingly conservative until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM (approximately 10 to 19 years after the year 2030). The advisor may modify the Portfolio’s neutral asset allocations from time to time when in the interests of shareholders. The advisor, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations by up to 10% for the underlying Fidelity funds to reflect the advisor’s market outlook, which is primarily focused on the intermediate term. The advisor, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the Portfolio’s overall investment objective.

Fidelity VIP Government Money Market Portfolio
The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Portfolio normally invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The Portfolio invests in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. The Portfolio invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

Fidelity VIP Growth Portfolio
The Portfolio seeks to achieve capital appreciation by normally investing primarily in common stocks of domestic and foreign companies that the advisor believes have above-average growth potential. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP High Income Portfolio
The Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on

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lower-quality debt securities (those of less than investment grade quality, also referred to as high yield debt securities or junk bonds). The Portfolio invests in companies in troubled or uncertain financial condition and may potentially invest non-income producing securities, including defaulted securities and common stocks. The Portfolio invests in domestic and foreign issuers. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP Index 500 Portfolio
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. The Portfolio normally invests at least 80% of assets in common stocks included in the S&P 500 Index and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in medium and high quality investment grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities. The Portfolio invests in lower-quality debt securities (those of less than investment grade quality, also referred to as high yield debt securities or junk bonds). The Portfolio allocates assets across different market sectors and maturities, and the advisor manages the Portfolio to have overall interest rate risk similar to the Bloomberg Barclays U.S. Aggregate Bond Index. The advisor selects investments by analyzing the credit quality of issuers, security-specific features, current and potential future valuations, and trading opportunities. The advisor engages in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, such as swaps, options, and futures contracts, and forward-settling securities, to adjust the Portfolio’s risk exposure.

Fidelity VIP Mid Cap Portfolio
The Portfolio seeks long-term growth of capital by normally investing primarily in common stocks of domestic and foreign issuers. The Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index. The advisor may buy growth stocks, value stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP Overseas Portfolio
The Portfolio seeks long-term growth of capital by normally investing primarily in common stock. The Portfolio normally invests at least 80% of assets in non-U.S. securities. The Portfolio allocates investments across different countries and regions. The advisor uses a fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP Target Volatility Portfolio
The Portfolio seeks total return. The Portfolio seeks to maintain a target portfolio volatility of 10% over a one-year period. While the advisor attempts to manage volatility, there is no guarantee that the Portfolio will maintain its target volatility. The Portfolio normally invests in a combination of underlying Fidelity funds, ETFs, and futures, and may potentially invest up to 30% of its total assets in index futures. The advisor manages underlying holdings to achieve portfolio characteristics similar to the Fidelity VIP Target Volatility Portfolio Composite IndexSM over the long-term, which is a hypothetical representation of the performance of the asset classes in which the Portfolio intends to invest, based on combinations of the following unmanaged indexes: Dow Jones U.S. Total Stock Market IndexSM (equities); MSCI EAFE Index (international equities); Bloomberg Barclays® U.S. Aggregate Bond Index (bonds); and Bloomberg Barclays® U.S. 3 Month Treasury Bellwether Index (short-term investments). The advisor selects investments by using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Fidelity VIP Bond Index Portfolio
The Portfolio seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index. The Portfolio normally invests at least 80% of its assets in bonds included in its underlying index, which is a broad based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The advisor uses statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the underlying index using a smaller number of securities. The Portfolio may engage in

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transactions that have a leveraging effect on the Portfolio, including investments in derivatives, such as swaps, options and futures contracts, and forward-settling securities, to adjust the Portfolio’s risk exposure.

Fidelity VIP Extended Market Index Portfolio
The Portfolio seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies. The Portfolio normally invests at least 80% of its assets in common stocks included in the Fidelity U.S. Extended Investable Market Index, which is a float-adjusted market capitalization-weighted index designed to reflect the performance of U.S. mid- and small-cap stocks. The Portfolio uses statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price /book (P/B ratio), and earnings growth to attempt to replicate the returns of the index using a smaller number of securities.

Fidelity VIP International Index Portfolio
The Portfolio seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets. The Portfolio normally invests at least 80% of its assets in securities, and depository receipts representing securities, included in the Fidelity Global ex U.S. IndexSM, which is a float-adjusted market capitalization-weighted index designed to reflect the performance of non-U.S. large- and mid-cap stocks. The advisor uses statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the index.

Fidelity VIP Total Market Index Portfolio
The Portfolio seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks. The Portfolio normally invests at least 80% of its assets in common stocks included in the Fidelity U.S. Total Investable Market IndexSM, which is a float-adjusted market capitalization-weighted index designed to reflect the performance of the U.S. equity market, including large-, mid- and small-capitalization stocks. The Portfolio uses statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Fidelity U.S. Total Investable Market IndexSM using a smaller number of securities.

Franklin Templeton Variable Insurance Products Trust
Each fund is a series of the Franklin Templeton Variable Insurance Products Trust. Affiliates of Franklin Resources, Inc., operating as Franklin Templeton, serve as the investment advisors for the funds as indicated below.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Franklin Templeton VIP fund’s prospectus carefully before investing.

Franklin Growth and Income VIP Fund
The fund seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Income VIP Fund
The fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Large Cap Growth VIP Fund
The fund seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large-capitalization companies. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Mutual Shares VIP Fund
The fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued. The investment advisor is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

Franklin Small Cap Value VIP Fund
The fund seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies. The investment advisor is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

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Templeton Foreign VIP Fund
The fund seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. The investment advisor is Templeton Investment Counsel, LLC, located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301.

Templeton Global Bond VIP Fund
The fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Templeton Growth VIP Fund
The fund seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets. The investment advisor is Templeton Global Advisors Limited, located at Box N-7759, Lyford Cay, Nassau, Bahamas.

Guggenheim Variable Insurance Funds (Rydex Variable Trust)
Each fund is a series of the Rydex Variable Trust. Security Investors, LLC, which operates under the name Guggenheim Investments, is the investment advisor to each fund and is located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850.

Following is a brief description of the each fund. There is no guarantee that a fund will achieve its objective. You should read each Guggenheim VT fund’s prospectus carefully before investing.

Guggenheim VT Global Managed Futures Strategy Fund (available on contracts purchased before April 24, 2015)
The fund seeks to generate positive total returns over time. The fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the global commodity, currency, equity, and fixed income markets. Upon identifying a price trend, the fund takes either a long or short position in the related futures or forward contract. The fund implements the strategy's targeted exposures principally through the use of futures, forwards, and swap agreements ("derivative instruments"). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described above. The fund’s investments are expected to be economically tied to multiple countries at any given time, some of which may be emerging market countries. The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Guggenheim VT Long Short Equity Fund (available on contracts purchased before April 24, 2015)
The fund seeks long-term capital appreciation. The fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short positions of domestic equity securities or equity-related instruments, including swaps and other derivatives that provide long or short exposure to domestic equity securities. The fund seeks to maintain long positions in instruments that provide exposure to risk factors the advisor considers to be undervalued by the equity markets and sell short instruments that provide exposure to risk factors the advisor considers to be overvalued by the equity markets. The fund will ordinarily hold simultaneous long and short positions in equity securities or securities markets that provide exposure up to a level equal to 300% of the fund’s net assets for both the long and short positions. That level of exposure is obtained through derivatives, including swap agreements. The fund’s overall net exposure will change as market opportunities change.

Guggenheim VT Multi-Hedge Strategies Fund (available on contracts purchased before May 1, 2012)
The fund seeks long-term capital appreciation with less risk than traditional equity funds. The fund pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds, including one or more variations of any or all of the following strategies: long/short equity, equity market neutral, fixed income strategies, merger arbitrage, and global macro. The fund may be long or short in a broad mix of financial assets including small, mid, and large capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts, exchange-traded funds (ETFs), REITs, and corporate and sovereign debt. The fund may invest up to 25% of its total assets in a

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wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Invesco (AIM) Variable Insurance Funds
Each fund is a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Advisers, Inc. is the investment adviser for each of the funds and is located at 1555 Peachtree Street, NE, Atlanta, Georgia 30309.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Invesco fund’s prospectus carefully before investing.

Invesco V.I. American Franchise Fund
The fund seeks capital growth by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.

Invesco V.I. American Value Fund
The fund seeks long-term capital appreciation. The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities.

Invesco V.I. Comstock Fund
The fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The fund's portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital, quality management, a strong competitive position and which are trading at compelling valuations. The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities.

Invesco V.I. International Growth Fund
The fund seeks long-term growth of capital. The fund invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the fund invests are common and preferred stock.

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
The fund seeks capital appreciation. The fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “mid-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.

Morgan Stanley Variable Insurance Fund, Inc.
Each fund is a series of the Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Investment Management Inc. is the investment advisor for each of the Morgan Stanley funds and is located at 522 Fifth Avenue, New York, NY 10036.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Morgan Stanley fund’s prospectus carefully before investing.

Morgan Stanley VIF Emerging Markets Debt Portfolio
The fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Morgan Stanley VIF Emerging Markets Equity Portfolio
The fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Morgan Stanley VIF U.S. Real Estate Portfolio
The fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs.

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Northern Lights Variable Trust
The TOPS® Managed Risk Moderate Growth ETF Portfolio is a series of the Northern Lights Variable Trust. ValMark Advisers, Inc., 130 Springside Drive, Akron, OH 44333, is the investment advisor and Milliman Financial Risk Management, LLC, 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, is sub-advisor for the Portfolio.

Following is a brief description of the portfolio. There is no guarantee that a fund will achieve its objectives. You should read the Portfolio's prospectus carefully before investing.

TOPS® Managed Risk Moderate Growth ETF Portfolio
The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole. The Portfolio employs a fund-of-funds structure that normally invests at least 80% of its assets in ETFs. The Portfolio employs exchange-traded futures contracts to hedge market risk and reduce return volatility. The advisor seeks to achieve the investment objectives by allocating assets and selecting individual ETFs using the advisor’s TOPS® (The Optimized Portfolio System) methodology. This methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). The Portfolio allocates approximately 35% of assets to fixed income ETFs and 65% of its assets to a combination of equity ETFs, REIT ETFs, and natural resource ETFs.

PIMCO Variable Insurance Trust
Each Portfolio is a series of the PIMCO Variable Insurance Trust. Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio and is located at 650 Newport Center Drive, Newport Beach, California 92660.

Following is a brief description of each Portfolio. There is no guarantee that a Portfolio will achieve its objective. You should read each PIMCO fund’s prospectus carefully before investing.

PIMCO All Asset Portfolio
The Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management. The Portfolio is a fund-of-funds and invests, under normal circumstances, substantially all of its assets in the least expensive class of shares of certain affiliated actively managed or smart beta funds. The Portfolio does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Portfolio’s asset allocation sub-advisor, determines how the Portfolio allocates and reallocates its assets among the underlying PIMCO funds. The Portfolio seeks concurrent exposure to a broad spectrum of asset classes.

PIMCO CommodityRealReturn® Strategy Portfolio
The Portfolio seeks maximum real return, consistent with prudent investment management. “Real Return” equals total return less the estimated cost of inflation. The Portfolio invests, under normal circumstances, in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, future and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes and investments in the Portfolio's wholly-owned Cayman Islands subsidiary.

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments, including bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, that are economically tied to at least three non-U.S. countries. The Portfolio may invest, without limitation, in (i) securities and instruments tied to emerging market countries, (ii) derivative instruments, such as options, futures contracts or swap agreements, or (iii) mortgage- or asset-backed securities. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) and up to 10% of its total assets in preferred stocks. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO Long-Term U.S. Government Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements. The Portfolio will normally have a minimum average portfolio duration of eight years.

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PIMCO Low Duration Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies from one to three years based on the advisor’s forecast for interest rates. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

PIMCO Real Return Portfolio
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements. “Real Return” equals total return less the estimated cost of inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments economically tied to emerging market countries.

PIMCO Total Return Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements. The Portfolio invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments economically tied to emerging market countries.

Touchstone Variable Series Trust
Each fund is a series of the Touchstone Variable Series Trust. Touchstone Advisors, Inc., which is affiliated with us, advises each of the funds, along with a sub-advisor that is listed under each fund description below. The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Touchstone VST fund’s prospectus carefully before investing.

Touchstone VST Bond Fund
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. The fund normally invests at least 80% of its assets (including borrowing for investment purposes) in bonds, including mortgage-related securities, asset-backed securities, government securities, and corporate debt securities. The fund primarily invests in investment-grade debt securities, but may invest up to 30% of its assets in non-investment-grade debt securities, often referred to as junk bonds and considered speculative. The fund may invest up to 20% of its total assets in foreign-issued debt denominated in either the U.S. dollar or a foreign currency. Foreign-issued debt may include debt securities of emerging market countries. Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Common Stock Fund
The fund seeks to provide investors with capital appreciation. The fund invests, under normal market conditions, at least 80% of its assets in large capitalization equity securities, including common stock and preferred stock. The fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. The fund seeks to invest in companies that are trading below the sub-advisor’s estimate of the companies’ intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as ADRs. The fund may also invest in securities of emerging market countries. Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

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Touchstone VST ETF Funds
The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest their respective assets in various ETFs. Each ETF Fund is a fund-of-funds and bears a proportionate share of the expenses charged by the underlying ETFs in which it invests. You can invest directly in ETFs and do not have to invest through a variable annuity or mutual fund.

Each ETF Fund allocates its assets among a group of underlying ETFs in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. Because of market gains or losses by the underlying ETFs, the percentage of any of the ETF Fund's assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model. Wilshire Associates Incorporated, 1299 Ocean Ave, #700, Santa Monica, CA 90401, is the sub-advisor for the ETF Funds.

Touchstone VST Aggressive ETF Fund
The fund seeks capital appreciation. The fund invests primarily in a group of funds, primarily ETFs, designed for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) and to optimize potential returns. Under normal market conditions, the sub-advisor typically invests about 20% of the fund's assets in bonds and 80% in stocks.

Touchstone VST Conservative ETF Fund
The fund seeks primarily income and secondarily capital appreciation. The fund invests primarily in a group of funds, primarily ETFs, designed predominantly for income and secondarily for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) and to optimize potential returns. Under normal market conditions, the sub-advisor typically invests about 60% of the fund's assets in bonds and 40% in stocks.

Touchstone VST Moderate ETF Fund
The fund seeks primarily capital appreciation and secondarily income. The fund invests primarily in a group of funds, primarily ETFs, designed predominantly for capital appreciation and secondarily for income using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) and to optimize potential returns. Under normal market conditions, the sub-advisor typically invests about 40% of the fund's assets in bonds and 60% in stocks.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge. Asset allocation is the process of investing in different asset classes – such as equity funds, fixed income funds, and alternative funds – depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions. We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are "static."  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so. You will not be notified if the models are terminated or changed. You will not be provided with information regarding any terminations or changes to the asset allocation models. If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you. You may choose to invest in an asset allocation model or change your Investment Options and asset allocation at any time.

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall. An asset allocation model may not perform as intended. Any asset allocation models offered are

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based on then available Variable Account Options. We may discontinue the program or add, eliminate, or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through either the General Account, which supports the Systematic Transfer Options (STOs), or a non-unitized separate account, which supports the Guaranteed Rate Options (GROs), for this annuity contract. Our General Account also supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider that are in excess of Account Value. The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act. Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options
We currently offer GROs with Guarantee Periods of five, seven and ten years. Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available for renewal at any time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

The value of a contribution or transfer to your GRO is called the GRO Value. Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your five-year GROs will be shown as one GRO while all of your seven-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates. However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account.

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available:

•
For contracts issued in New York or New Hampshire, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to the Fidelity VIP Government Money Market Portfolio.

If your Account Value is transferred to the Money Market Portfolio, it will be subject to risk of loss, including loss of principal. If you choose to allow any Account Value in a maturing GRO to go into the Fidelity VIP Government Money Market Portfolio, you should read the fund’s prospectus and understand the risks before investing. The Fidelity VIP Government Money Market Portfolio charges management fees and other expenses that are deducted

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from the fund. Also, the Mortality and Expense Risk charge for your variable annuity will be deducted from the Account Value invested in the Fidelity VIP Government Money Market Portfolio, as with all of the Variable Account Options.

•
For contracts issued in Vermont, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments
A Market Value Adjustment (MVA) is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before the end of the Guarantee Period. An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant). No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time. No MVA applies to partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period. The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed any remaining Free Withdrawal Amount. The GRO Value after the MVA is applied, the Adjusted Account Value, may be higher or lower than the GRO Value before the MVA is applied.

The MVA we apply to your GRO Value is based on the changes in our Guaranteed Interest Rates. Generally, if our Guaranteed Interest Rates have increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rates have decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula.

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where:

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO. If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

See Appendix C for illustrations of the MVA.

Systematic Transfer Options
We offer STOs that provide a fixed interest rate guaranteed for the STO period selected and paid on your contributions while they are in the STO. Available STO periods are six months and one year. All STO contributions will be transferred

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into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select. We do not allow transfers from a STO to a GRO. We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO. We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STOs are available for new contributions only. You cannot transfer from other Investment Options into the STOs. We do not accept Systematic Contributions into the STOs. See “Systematic Transfer Program” in Part 9 for more details.

Part 4 – Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.15% of your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses. A portion of the 1.15% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits than anticipated. The expense risk is our risk that the expenses of administering the contract will exceed the annual administrative charge discussed in the next section.

Expenses of administering the contracts include, without limitation, processing applications; issuing contracts; processing customer orders and other requests; making investments to support fixed accounts, death benefits, and living benefits; providing regular reports to customers; providing reports and updates to regulators; maintaining records for each contract owner; administering income payments; furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values); reconciling and depositing cash receipts; drafting and filing forms; and research and development. The administration expense may also reimburse us for the costs of distribution of this variable annuity.

We expect to make a profit from this fee. The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $75,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units you own. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit or upon the calculation of a Death Benefit or Distribution on Death of owner. Confirmation of this regular fee transaction will appear on your quarterly statement.

The annual administrative charge helps offset the expenses of administering the contracts, discussed in the section just above this one, titled “Mortality and Expense Risk Charge.”

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio's net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios. Please refer to Appendix F and the individual Portfolio prospectuses for complete details on Portfolio expenses and related items.

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We receive payments from the Portfolios or their investment advisors or distributors discussed in Part I, section titled “Fees and Expense Tables and Summary.” These fees may affect the total Portfolio expenses and may increase the expenses of the Portfolios.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%. The amount of the withdrawal charge is a percentage of each contribution withdrawn and not of the Account Value. The charge varies, depending upon the "age" of the contributions included in the withdrawal—that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
thereafter	0

When you take a withdrawal, the oldest contribution is treated as the first withdrawn, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, is withdrawn. Please note, however, that for federal income tax purposes, withdrawals are generally considered gain first. See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal. In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions. Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge. More details on the Free Withdrawal Amount are in Part 5, in the section titled "Withdrawals."

We will not deduct a withdrawal charge from:

•	the Death Benefit paid on the death of the Annuitant; or

•
a withdrawal used to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) a life contingency, or (ii) a period certain that provides for fixed payments over at least five years. (Some periods certain may not be available, in which case you will have to select a longer period from the available periods.)

If a withdrawal of a contribution would be subject to a withdrawal charge, we do not allow you to transfer that contribution to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity. For more information, see Part 8, section titled “Exchanges and Transfers.”

For more information and examples of the application of a withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or the group’s relationship with us. Examples of these relationships would include being an employee of National Integrity Life or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts

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held under qualified plans that we, or our affiliate, sponsored. We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date. We may also waive the MVA on any amounts withdrawn from the GROs. You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration. Work is “substantial” if it involves doing significant physical or mental activities or a combination of both. For work activity to be substantial, it does not need to be performed on a full-time basis. Work activity performed on a part-time basis may also be substantial gainful activity. “Gainful” work activity is work performed for pay or profit, work of a nature generally performed for pay or profit or work intended for profit, whether or not a profit is realized.

We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits. We reserve the right to obtain an examination by a licensed physician of our choice and our expense. Written request for any withdrawal must be made while you are still disabled. Once the disability waiver election has been made, no additional contributions will be accepted under your Contract. The waivers of the withdrawal charge and MVA apply to the owner, not to the Annuitant. If there are joint owners, and either meets the requirements, the waiver will be applied.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6.00% of contributions and up to 0.25% trail commission paid on Account Value starting as early as the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff and advantageous placement of our products. We do not make an independent assessment of the cost of providing such services.

National Integrity Life has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives. This payment to broker-dealer firms is separate from and in addition to brokerage commissions paid to our distributors from your Distribution Charge. The broker-dealer firms are BBVA Securities, Inc., BOK Financial Securities, Inc., Cetera Investment Services LLC, Commerce Brokerage Services, Inc., CUSO Financial Services, LP, Frost Brokerage Services, Inc., Hancock Investment Services, Inc., Infinix Investments, Inc., LPL Financial LLC, M&T Securities, Inc., PNC Investments LLC, and US Bancorp Investments, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could create a conflict of interest between the broker-dealer or registered representative and the customer. These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest. You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year. We charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.

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Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0 to 3.5%.

Part 5 – Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old. You must be no older than 85 at the time of application.

Contributions

Minimum initial contribution	$10,000
Minimum additional contribution	$100
Maximum total contributions	$1,000,000	if the Annuitant is age 75 or younger
	$500,000	if the Annuitant is age 76 or older

Different contribution limits apply if you select a GLIA or GLIA Plus Rider. See Part 6. If your contract is an individual retirement account (IRA), your initial contribution must be a rollover from another IRA or qualified plan. If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law. If your contract is a Qualified Annuity, and you transfer or roll over money in the calendar year on or after you reach the qualified age under the Tax Code and applicable IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72), you must take your required minimum distributions for the current calendar year before you purchase this contract unless an exemption is otherwise available under applicable law. See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions. We may issue the contract for less than the minimum initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the minimum initial contribution amount. We may also issue the contract for up to 10% less than the minimum initial contribution indicated above.

Initial Contributions
We will invest your contributions in the Investment Options you select on your application. We will use your initial contribution allocated to the Variable Account Options to purchase Units at the Unit Value determined no later than two Business Days after we receive the contribution and your complete application in Good Order at our Administrative Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed. You cannot purchase this contract using death benefits from another annuity that are rolled over, transferred or exchanged under §1035 of the Tax Code.

Additional Contributions
We will credit each additional contribution on the Business Day we receive it in Good Order at our Administrative Office. We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

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We will invest each additional contribution according to the allocation we have on record as your “future allocation.” You can change your future allocation for additional contributions at any time by writing to the Administrative Office. The request must include your contract number, the new allocation and your signature. When we receive it at our Administrative Office, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept allocation changes by telephone. See "Transfers" in Part 5. Different rules apply to the GLIA or GLIA Plus Investment Strategies. See Part 6.

We will accept additional contributions at any time through age 92. We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Allocations on Record
Changing your future allocation does not change the current allocation of your Account Value or your allocations used for rebalancing, if any. You must provide specific instructions if you wish to change your current allocation or rebalancing allocation. You should review your allocations periodically to ensure they still meet your investment goals and needs.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of Owner, to pay the annual administrative charge, to pay for certain optional benefits, and to purchase an Annuity Benefit. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange.

If we make a mistake in executing any purchase or redemption, we will reprocess, if necessary, any trades made in error and ensure that you receive the correct Unit Values. We will put you in the same position you otherwise would have been in. Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of any reprocessing.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio's expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:

•
First, we take the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.

•	Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•	Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•	Then we divide this amount by the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

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•
Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.15%.

Generally, this means that we adjust Unit Values to reflect the investment performance of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions.

•	The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option.

•	Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.

•	Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value called an MVA. See Part 3.

•	Transfers within or among the GLIA or GLIA Plus Investment Strategies are restricted. See Part 6.

If you reallocate some or all of your Account Value invested in the Variable Account Options and GROs at one time, it will count as one transfer.

You have 12 free transfers during a Contract Year. After you reach this limit, we charge $20 for each additional transfer during that Contract Year. See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in Good Order. Each request for a transfer must be signed by you and specify:

•	the contract number,

•	the amounts to be transferred, and

•	the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.

You may also request transfers through our telephone transfer service using your personal identifiers. We will honor telephone transfer instructions from any person who provides correct identifying information. We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf. You may request telephone transfers from 9:00 a.m. to 5:00 p.m. Eastern Time on any day we are open for business. We do not guarantee that we will be able to accept transaction instructions via telephone at all times, and we reserve the right to limit, restrict or terminate telephonic transaction privileges at any time.

If we receive your transfer request in Good Order at our Administrative Office before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on that same day. Transfer requests for Variable Account Options received by us at or after the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on a Business Day, or anytime on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day. We will confirm all transfers in writing.

A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file. You must provide specific instructions if you wish to change these allocations.

Different rules apply to the GLIA and GLIA Plus Investment Strategies. See Part 6.

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Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse effect on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract Owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.	Prohibited Transfers. Under normal market conditions, we will refuse to honor the following transfer requests:

•
a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•	a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.	Allowable Transfers Accompanying a Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.	Notification. We will notify you if your requested transfer is not made.

4.
Suspension or Revocation of Same-Day Transfer Privileges. If you, as owner (or agents acting on your behalf) engage in market timing or excessive trading, as determined by a Portfolio’s investment advisor in its sole discretion, you may have your same-day transfer privileges suspended or revoked in accordance with the Portfolio’s policies set forth in its prospectus.

•
If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.

•
In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.	20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

•
All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel

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a written Investment Option transfer, you must also cancel it in writing by U.S. mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

•
Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. The number of allowable Investment Option transfers is not cumulative and may not be carried over from year to year.

•
Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we or a Portfolio’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined by us or by a Portfolio’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked. We may reverse transactions made in violation of our market timing or frequent trading policies. We will take into consideration any information, data and directives provided to us by the Portfolios' investment advisors regarding improper trading.

We have entered into agreements with each Portfolio company as required by Rule 22c-2 of the 1940 Act. The agreements require us to engage in certain monitoring and reporting of trading activity and bind us to implement instructions from the Portfolio if its frequent trading policies are violated or if the Portfolio determines, in its sole discretion, that disruptive trading has occurred. If we are notified by a Portfolio's investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor rejects a trade or restricts further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will reject a trade or impose the Portfolio's investment advisor's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish. Each non-systematic withdrawal must be at least $300. Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your four Investment Options. For purposes of this pro rata calculation, the total Account Value in all GROs of the same duration or all STOs of the same duration will be treated as one Investment Option. The portion of the money coming from more than one GRO or STO of the same duration will be withdrawn first from the oldest GRO or STO. For information on systematic withdrawals, see Part 9.

We process withdrawals when we receive your request in Good Order at our Administrative Office. When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•	the withdrawal amount requested,

•	plus or minus any MVA that applies (see Part 3, section titled "Market Value Adjustments"),

•	plus any withdrawal charge that applies (see Part 4, section titled "Withdrawal Charge").

The net amount you receive will be the amount you requested, less any applicable tax withholding. Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

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Withdrawals are attributed to your Account Value in the following order: (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution. Your investment comes out first, beginning with the oldest contribution, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn. Please note, however, that for tax purposes, withdrawals are considered to be gain first. See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals if you have a GLIA or GLIA Plus Rider. See Part 6.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Free Withdrawal Amount
You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA. The Free Withdrawal Amount is the greater of:

•	10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or

•
10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year. (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender. Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract. If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only. You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets. For more information, see Part 8, section titled “Exchanges and Transfers.”

Assignments

You may assign your rights by providing us written notice of assignment in Good Order signed by you. Unless otherwise specified by you in the notice, the assignment will be effective on the date you sign the notice. We are not liable for payments made or actions taken by us before we receive and record the notice at our Administrative Office. We may restrict the assignment where restrictions are for purposes of satisfying applicable laws or regulations. Assignment may be a taxable event. We are not responsible for the validity under state or other laws or for any tax consequences of the assignment. Assignment is generally not allowed if you have elected a GLIA or GLIA Plus Rider.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant's death, rather than upon the owner's death. (See section titled “Distribution on Death of Owner.”) You name the Annuitant's beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•	the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•	there is no contingent Annuitant.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

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If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

The Annuitant's beneficiary may elect to take the Death Benefit in one of the following forms:

1.	lump sum – if the beneficiary elects this option, we will pay the Death Benefit to the Annuitant’s beneficiary.

2.
deferral for up to five years – if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available for a period of up to five years. At the end of five years, the entire amount must be paid to the beneficiary.

3.
irrevocable income payout option – if the beneficiary elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code). This option is only available if elected within 60 days after the death of the Annuitant. Distributions must begin within one year from the date of death.

If the beneficiary selects option two or three above, for any money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

You may elect to have the Death Benefit paid to the Annuitant's beneficiary as an Annuity Benefit, in which case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.

You may change the Annuitant's beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can have at one time.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention. See Appendix D for assistance in structuring your contract.

Standard Death Benefit
The standard Death Benefit varies depending on the Annuitant's age on the Contract Date.

•	For contracts where the Annuitant's age on the Contract Date is up to and including age 73:

If the Annuitant dies in the first seven Contract Years, the Death Benefit is the greater of:

•	total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•	the Account Value on the Death Benefit Date.

If the Annuitant dies more than seven years after the Contract Date, the Death Benefit is the greatest of:

•	your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus proportional adjustments for any subsequent withdrawals (and associated charges);

•	total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•	the Account Value on the Death Benefit Date.

•	For contracts where the Annuitant's age on the Contract Date is between 74 and 85, the Death Benefit is the greater of:

•	total contributions minus proportional adjustments for any withdrawals (and associated charges); or

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•	the Account Value on the Death Benefit Date.

The amount of the Death Benefit is determined on the Death Benefit Date and if the Death Benefit is greater than the Account Value, we will invest the difference in the contract on the Death Benefit Date.

Effect of Withdrawals on the Death Benefit
If you take a withdrawal from your contract, we will make a proportional adjustment to your Death Benefit. This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. For example:

•	if your Death Benefit is $100,000 and your current Account Value is $80,000,

•	and you take a withdrawal of $10,000 (including any associated charges),

•	we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to your Account Value at the time of the withdrawal ($10,000 /$80,000);

•	therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount. All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

This example is for illustrative purposes only and does not predict results.

Distribution on Death of Owner

If you (as owner) die, and the Annuitant (or a contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner's beneficiary. If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section. If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner's beneficiary will be required. It is not a good idea to own this annuity contract jointly, even with your spouse. The joint owner is not the owner’s beneficiary. See Appendix D.

You name the owner's beneficiary (or beneficiaries). We will pay the owner's surviving beneficiary the Distribution on Death. If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner's beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner's beneficiary in one of the following forms:

1.	lump sum – if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

2.
deferral for up to five years – if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available, for a period of up to five years. At the end of five years, the entire Surrender Value as of that date must be paid to the beneficiary.

3.
irrevocable income payout option – if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code). This option is only available if elected within 60 days. Distributions must begin within one year from the date of the owner’s death. Withdrawal charges continue to apply to the withdrawals taken under this option.

If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the

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beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner's) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner. See the section below on Spousal Continuation and Appendix D.

You may change the owner's beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can name.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit, rather than the Surrender Value, is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Standard Spousal Continuation
If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as the owner's sole beneficiary. This is called standard spousal continuation. See Appendix D for more information about parties to the contract and spousal continuation.

Enhanced Spousal Continuation
This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation). The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:

•	you are the sole owner and Annuitant;

•	no contingent Annuitant is named;

•	no joint owner is named;

•	your surviving spouse is the owner’s sole beneficiary; and

•	your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Investment Options you have selected on a pro rata basis as of the Death Benefit Date. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:

•	withdrawal charges no longer apply; and

•	we will no longer accept additional contributions.

When the surviving spouse dies, a new Death Benefit, measured from the date of the continued contract, will be paid to the beneficiary named by the surviving spouse.

Under either type of spousal continuation:

•	if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken:

•	certain Investment Options or administrative programs may not be available on the continued contract; and

•	we may make changes to continued contracts that are permitted by law.

See Appendix D for more information about parties to the contract and spousal continuation.

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Federal Tax Advantages of Spousal Continuation Available to Married Same-Sex Spouses
A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available. The survivor of a civil union or domestic partnership may elect to continue the contract under its terms if the celebration occurred in a state that legally recognizes the relationship. The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Death Claims

A death claim must be filed to receive either the Death Benefit on the death of the Annuitant or a distribution of the Surrender Value on the death of the owner. A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. For us to pay the death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork in Good Order including his or her election.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. All automated transactions will stop when we receive notice of death.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election. Each remaining beneficiary’s share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations. Any part of a death claim amount invested in Fixed Accounts will be combined and invested in our funds on deposit account earning an interest rate set at our discretion.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available any time after your first Contract Anniversary up until the last Annuitant's 100th birthday. The last Annuitant’s 100th birthday is referred to as the Maximum Retirement Date. You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax. However, the Surrender Value will be the amount applied if the Annuity Benefit you select does not have a life contingency and either (i) is a fixed period of less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value. When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments. The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually. You cannot change or redeem the annuity once payments have begun. For any annuity, the minimum periodic payment must be at least $100.

We currently offer the following types of annuity payout options, funded through our General Account; however, we may eliminate or change these options at any time:

•
life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed. If the Annuitant dies before the end of the 10-year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•
period certain annuity, which provides for fixed payments for a fixed period. The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

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•
life and period certain annuity (other than 10 years), which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining periodic payments in the fixed period will go to the Annuitant’s beneficiary.

•
life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date. You can tell us at that time the type of Annuity Benefit you want. If we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the life and 10-year certain Annuity Benefit option.

You may not apply a portion of your Account Value to an Annuity Benefit.

Annuity Benefit Payments

The amount of your Annuity Benefit payments is based on the option you choose, the annuity rates applied and, in the case of a life contingent annuity option, on the Annuitant's age and gender (or the ages and genders of both annuitants, in the case of a joint annuity). Gender may not be a factor under some tax-favored retirement programs and under certain state laws where gender-neutral rates apply.

If the age or gender of an Annuitant has been misstated, you will receive benefits that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due. We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form in Good Order at our Administrative Office. However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)	the New York Stock Exchange has been closed or trading on it is restricted;

(2)
an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)	the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus. We cannot honor your requests unless they are in Good Order. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

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Part 6 – Optional Benefits

You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider (GLIA)

Guaranteed Lifetime Income Advantage, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate. The Spousal GLIA Rider is not available in New Hampshire.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base
Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)	the Bonus Base immediately before the Bonus is applied; plus

2)	the Bonus amount (see "Bonus" section below); plus

3)	additional contributions received after the date of the Bonus; less

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4)	Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or "step up" the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)	the Step-Up Base immediately before the Step-Up is applied; plus

2)	the Step-Up amount; plus

3)	additional contributions received after the date of the Step-Up; less

4)	Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charge) is a Nonguaranteed Withdrawal. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (including any withdrawal charge) multiplied by the greater of:

•	1.0; and

•
The ratio of Payment Base to Account Value (Payment Base divided by Account Value). For the purpose of this calculation, we use the Payment Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:

•	Your Account Value is $75,000 and your Payment Base is $100,000

•	You take a Nonguaranteed Withdrawal in the amount of $5,000

•	Your Account Value will be reduced by $5,000

•	Since $100,000/$75,000 is greater than 1.0, however your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)

Other Important Facts about Withdrawals:

•	You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•
Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount

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and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals."

•	Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.

•
The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.

•
If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”

•	The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

•	You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.

•	If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the Annual Processing Date. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years.

GLIA Charge
We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider or an annual effective rate of 1.15% for the Spousal GLIA Rider. The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We may increase the annual charge for the Individual GLIA Rider up to a maximum charge of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum charge of 1.60%. If we do increase the charge, we will give you

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prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Variable Account Options. Investment Options that are available without limitation (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio (available on contracts purchased before May 1, 2013)	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility	TOPS Managed Risk Moderate Growth ETF

GLIA Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. Bond	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Guggenheim VT Multi-Hedge Strategies***
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	Morgan Stanley VIF U.S. Real Estate
PIMCO VIT Total Return	Fidelity VIP Asset Manager	Fidelity VIP Disciplined Small Cap	PIMCO VIT All Asset
Touchstone VST Bond	Fidelity VIP Balanced	Fidelity VIP Extended Market Index	PIMCO VIT Commodity RealReturn Strategy

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Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
	Fidelity VIP Contrafund	Fidelity VIP Mid Cap	PIMCO VIT International Bond
	Fidelity VIP Equity-Income	FT Franklin Small Cap Value VIP	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Growth	Invesco V.I. American Franchise	High Yield
	Fidelity VIP Index 500	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	BlackRock High Yield V.I.
	Fidelity VIP Target Volatility	International	Fidelity VIP High Income
	Fidelity VIP Total Market Index	American Funds I.S. Global Growth	FT Franklin Income VIP
	FT Franklin Growth and Income VIP	American Funds I.S. New World	Short Duration
	FT Franklin Large Cap Growth VIP	BlackRock Global Allocation V.I.	Fidelity VIP Government Money Market
	FT Franklin Mutual Shares VIP	Fidelity VIP International Index	PIMCO VIT Low Duration
	Invesco V.I. American Value	Fidelity VIP Overseas	PIMCO VIT Real Return
	Invesco V.I. Comstock	FT Templeton Foreign VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	FT Templeton Global Bond VIP
	Touchstone VST Aggressive ETF Fund	FT Templeton Growth VIP
	Touchstone VST Common Stock	Invesco V.I. International Growth
	Touchstone VST Conservative ETF Fund	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Moderate ETF Fund	Morgan Stanley VIF Emerging Markets Equity

*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015
***	Available only in contracts purchased before May 1, 2012

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus as well as the underlying Portfolio prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.

•	Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

•	Transfers may only be accomplished by making an allocation change.

•
You can change your allocation among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

•	Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.

•	We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

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Contribution Limits

•
Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.

•	Each additional contribution must be at least $1,000.

•	You cannot make additional contributions on or after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.

•	Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the qualified age under the Tax Code and applicable IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72).

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.

Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the qualified age under IRS regulations. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

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Contract Structure
While this Rider is in effect:

1.	You must be the owner and primary Annuitant unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)

2.	Joint owners are not allowed.

3.	Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.	Entity owners are not allowed.

5.	You must name your spouse as the Spousal Annuitant.

6.	You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.

•	If the Spousal Annuitant is removed, the Rider charge will not be reduced.

•
If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.

•
If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.	The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.	The date the Payment Base equals zero;

3.	The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.	The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.	The date that you transfer ownership of the contract;

6.	The date you assign the contract or any benefits under the contract or Rider;

7.	The date a Death Benefit is elected under the contract;

8.	On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;

9.	The date you elect an Annuity Benefit under the contract;

10.	The date you cancel this Rider;

11.	The date the contract ends.

Once canceled or terminated, this Rider may not be reinstated.

Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•	You (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.

•	The Guaranteed Rate Options and Systematic Transfer Option are not available.

•	Systematic Transfer Program is not available.

•	Dollar Cost Averaging is not available.

•	Income Plus Withdrawal Program is not available.

•	Choices Plus Required Minimum Distribution Program is not available.

•	Systematic Contribution Program is not available.

•	Customized Asset Rebalancing Program is not available.

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•	The GLIA Plus Rider is not available.

Should You Purchase the GLIA Rider?
The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example:

1.	if you are purchasing the GLIA Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

2.	if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;

3.	if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;

4.
if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or

5.	if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We may discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples
Please see Appendix E-1 for hypothetical examples that illustrate how the GLIA Rider works.

Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider

Guaranteed Lifetime Income Advantage Plus, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider. The GLIA Plus Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.

The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.

Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% multiplier is called the Spousal Factor.

The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA. The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date. Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date.

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(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.25%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Benefit Base
Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.

On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted as follows:

1.	If you make an additional contribution, your Roll-Up Base will increase immediately by the amount of the contribution.

2.	If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.

3.
On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to seven percent (7%) multiplied by the sum of all contributions, less the sum of all withdrawals, including any withdrawal charges. The amount of the increase is the Roll-Up amount.

On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:

1.	If you make an additional contribution, your Step-Up Base will increase immediately by the amount of the contribution.

2.	If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.

3.
On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value. The amount of the increase is the Step-Up amount.

If you receive a Step-Up after you take an LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.

•	The Step-Up results in an increase to your Benefit Base; and

•	The younger Annuitant’s Age Band corresponds to a higher Withdrawal Percentage. (If the younger Annuitant’s Age is in the same Age Band, your Withdrawal Percentage will remain the same.)

Effect of Withdrawals

Before the LPA Eligibility Date, all withdrawals, including any withdrawal charge, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA, including any withdrawal charges, is a Nonguaranteed Withdrawal.

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Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charge, multiplied by the greater of:

•	1.0; and

•	the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).

For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:

•	Individual Rider is in effect.

•	One withdrawal of $8,500 is taken during the Contract Year.

•	The withdrawal is taken after LPA Eligibility Date.

•	No withdrawal charge applies.

Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500 Step-Up Base = $102,000 Roll-Up Base = $110,000 Benefit Base = $110,000 LPA = $ 5,500	Account Value = $ 77,000 Step-Up Base = $ 97,875 Roll-Up Base = $105,875 Benefit Base = $105,875 LPA = $ 5,294

The Nonguaranteed Withdrawal amount is $3,000:
$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.

The Adjusted Nonguaranteed Withdrawal is $4,125:
$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)

In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.

Other Important Facts about Withdrawals:

•	You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.

•
Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charges. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charges” and Part 5, section titled “Withdrawals."

•	Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.

•
The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.

•
If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”

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•	The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

•	You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.

•	If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Roll-Ups and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

GLIA Plus Charge
We deduct a charge for an Individual or Spousal GLIA Plus Rider equal to an annual effective rate of 1.35% multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum of 2.00%. This is the highest total charge we may assess for the Individual or Spousal GLIA Plus Rider, regardless of the number of increases.

If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider. If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.

If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us. The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.

Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.

GLIA Plus Investment Strategies
If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below. (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Plus Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Plus Rider.9

The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options available without limitations (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

_________________________________________________________
9 The Systematic Transfer Option (STO) is available with the GLIA Plus Rider in all states except NY.

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GLIA Plus Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Plus Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds I.S. Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS Managed Risk Moderate Growth ETF Portfolio

GLIA Plus Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. Bond	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Select Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Bond Index	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Morgan Stanley VIF U.S. Real Estate
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	DWS Small Cap Index VIP	PIMCO VIT All Asset
PIMCO VIT Total Return	Fidelity VIP Asset Manager	Fidelity VIP Disciplined Small Cap	PIMCO VIT Commodity RealReturn Strategy
Touchstone VST Bond	Fidelity VIP Balanced	Fidelity VIP Extended Market Index	PIMCO VIT International Bond
	Fidelity VIP Contrafund	Fidelity VIP Mid Cap	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Equity-Income	FT Franklin Small Cap Value VIP	High Yield
	Fidelity VIP Growth	Invesco V.I. American Franchise	BlackRock High Yield V.I.
	Fidelity VIP Index 500	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Fidelity VIP High Income
	Fidelity VIP Target Volatility	International	FT Franklin Income VIP
	Fidelity VIP Total Market Index	American Funds I.S. Global Growth	Short Duration
	FT Franklin Growth and Income VIP	American Funds I.S. New World	Fidelity VIP Government Money Market
	FT Franklin Large Cap Growth VIP	BlackRock Global Allocation V.I.	PIMCO VIT Low Duration
	FT Franklin Mutual Shares VIP	Fidelity VIP International Index	PIMCO VIT Real Return
	Invesco V.I. American Value	Fidelity VIP Overseas
	Invesco V.I. Comstock	FT Templeton Foreign VIP
	TOPS Managed Risk Moderate Growth ETF* Portfolio	FT Templeton Global Bond VIP
	Touchstone VST Aggressive ETF Fund	FT Templeton Growth VIP

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Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
	Touchstone VST Common Stock	Invesco V.I. International Growth
	Touchstone VST Conservative ETF Fund	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Moderate ETF Fund	Morgan Stanley VIF Emerging Markets Equity

*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Plus Investment Strategies.

•	Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

•	Transfers may only be accomplished by making an allocation change.

•
You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.

•	Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.

•	We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits

•
Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older). We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.

•	Each additional contribution must be at least $1,000.

•	You cannot make additional contributions on or after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.

•	Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We may to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn the qualified age under the Tax Code and applicable IRS regulations (currently age 72).

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

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Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.

Unless an exemption is otherwise available under applicable law, you must take your first annual RMD in the calendar year you turn the qualified age under IRS regulations (currently age 72). We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase unless you elect another annuity payout option. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or for as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:

1.	You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)

2.	Joint owners are not allowed.

3.	Contingent Annuitants are not allowed.

If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:

4.	Entity owners are not allowed.

5.	You must name your spouse as the Spousal Annuitant.

6.	You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or the death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.

If the Spousal Annuitant is removed:

•	the 90% Spousal Factor will continue to apply to the LPA calculation.

•	the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.
•the LPA Eligibility Date will not change.

•	LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.

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Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.	The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);

2.	The date the Benefit Base equals zero;

3.	The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.	Before the LPA Eligibility Date, the date the Account Value reduces to zero;

5.	The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider unless:

a.
the new owner assumes full ownership of the contract and is essentially the same person as the current owner (for example, a change to a court appointed guardian representing the owner during the owner’s lifetime),

b.	the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or

c.	the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);

6.	If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a Death Benefit other than the Spousal Continuation Benefit;

7.	On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;

8.	The date you elect an Annuity Benefit under the contract other than a LPA Annuity Option;

9.	The date we process the cancellation of this Rider at your request;

10.	The date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:

•	The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.

•	The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.

•	The Guaranteed Rate Options are not available.

•	Dollar Cost Averaging is not available.

•	Income Plus Withdrawal Program is not available.

•	Systematic Contribution Program is not available.

•	Systematic Transfer Option is not available in NY, but is available in other states.

•	Customized Asset Rebalancing Program is not available.

•	The GLIA Rider is not available.

Should You Purchase the GLIA Plus Rider?
The addition of the GLIA Plus Rider to your annuity contract may not always be in your best interest. For example:

1.	if you are purchasing the GLIA Plus Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

2.
if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Plus Rider may not justify its cost;

3.	if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Plus Rider because the benefit is accessed through withdrawals;

4.
if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Plus Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or

5.	if you and your spouse are more than 10 years apart in age, the Spousal GLIA Plus Rider is probably not suitable for you.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

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You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Plus Rider is suitable for your needs.

We may discontinue offering the GLIA Plus Rider at any time, but this will not affect your GLIA Plus Rider once it is issued.

Examples
Please see Appendix E-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.

Highest Anniversary Death Benefit Rider

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant's age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:

•
your highest Account Value on any Contract Anniversary before the Annuitant's 76th birthday, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or

•	the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.

The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract. The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4. Confirmation of this regular fee transaction will appear on your quarterly statement.

Part 7 – Voting Rights

How Portfolio Shares Are Voted

National Integrity Life is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We will send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

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How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios that correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date for this purpose cannot be more than 60 days before the shareholders’ meeting. All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Part 8 – Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments varies depending on many factors including:

•	our tax status

•	the tax status of the contract

•	the type of retirement plan, if any, for which the contract is purchased

•	the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider the effect of any state or other tax laws.

Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity. It is important to remember that tax results vary depending on your particular circumstances. If you are considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation. National Integrity Life does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.

Your Contract is an Annuity

•	You can purchase a Nonqualified Annuity with after-tax dollars. Taxes on earnings under the Nonqualified Annuity generally are deferred until you make a withdrawal.

•
You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA. The earnings under a Roth IRA generally are fully excluded from taxable income at distribution, subject to certain rules and limitations.

•
You can purchase a Qualified Annuity to fund a traditional IRA with tax deductible dollars or roll over pre-tax dollars from another traditional IRA or a qualified retirement plan, such as a 401(k) plan. Withdrawals from these annuity contracts generally are fully taxable as ordinary income to the extent the cash value of your contract exceeds your investment in the contract.

This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities. In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non‑natural persons cannot defer tax on the annuity’s earnings unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a

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spouse (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of an annuity contract will be treated as a distribution of that portion.

You can take withdrawals from your contract or you can elect an Annuity Benefit. For a Nonqualified Annuity, the tax implications are different for each type of distribution:

•
Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent the cash value of the contract exceeds your investment in the contract. Withdrawals after any such excess is withdrawn represent a return of your investment in the annuity and are not taxable. Generally, your investment in the contract equals the contributions you make, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax-free exchange.

•
If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to the expected return under the contract (exclusion ratio). The rest of each payment will be taxed as ordinary income. That means that part of each annuity payment is tax free and part is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution from either a Qualified or Nonqualified Annuity. There is an exception to this 10% additional federal tax if:

Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7));

3)
distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;

4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);

5)
distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);

6)	distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));

7)
distributions from an IRA for the health insurance (as described in Code Section 213)(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;

9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));

10)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

11)	distributions made on account of an IRS levy upon a qualified contract.

With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax advisor before taking any partial withdrawals from your Contract.

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The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA or GLIA Plus Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract. Once you have withdrawn all of the gain and then recover the entire investment in your annuity contract, if additional payments are made under a GLIA or GLIA Plus Rider, those payments are taxable.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code. Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. We do not offer loans through our annuity contracts even if the qualified plan allows for them.

Annuities in Qualified Plans
IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages. If you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

Required Minimum Distributions (RMDs)
If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn the qualified age under the Tax Code and applicable IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72). The distribution required by April 1 is for the year you actually turn the qualified age. Unless an exemption is otherwise available, you must take distributions for each calendar year after the year you turn the qualified age by December 31 of that year. We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation. You should discuss these matters with your tax advisor.

If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected an optional GLIA or GLIA Plus Rider, the fair market value of your contract may increase by the actuarial present value of those benefits. Therefore, the amount of the RMD you must take may increase.

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner's death.

CARES Act
The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020, contains provisions relaxing certain requirements applicable to distributions from certain retirement plans, individual retirement accounts and individual retirement annuities. Among other things, it waives RMD payments for 2020 from certain types of retirement plans. The CARES Act also waives certain early withdrawal penalties on withdrawals of up to $100,000 by participants in certain types of retirement plans, who meet applicable eligibility requirements (generally that an individual, or an individual’s spouse or dependents has been diagnosed with coronavirus, or the individual has otherwise experienced adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus, among other things). You should consult your financial or tax advisor for more information about the effect of the CARES Act and for assistance in determining whether you qualify to rely on any of these provisions in connection with your contract.

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Inherited IRAs
The death benefit paid under this contract may be extended as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner's beneficiary directs that the death proceeds be titled as an inherited IRA. The owner's beneficiary on the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Investment Options available under the current version of the contract. Fees and charges will continue to apply and no additional contributions can be made. The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death. If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached the qualified age for purposes of IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72), if later.

Exchanges and Transfers
In some circumstances, you may move money tax-free from one annuity to another. Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code. This is usually called a “1035 exchange.” Money can be moved from one IRA to another IRA or from another qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA. This may be done by means of a rollover or a trustee-to-trustee transfer.

You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs are not limited. Rollovers from traditional IRAs to Roth IRAs ("conversions") are not limited.

Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge. You cannot use your Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.

You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.

Tax laws are complex and your individual situation is unique. You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.

Federal and State Income Tax Withholding

We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order. Also, certain states have indicated that we must apply withholding to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes. We can also set up reserves for taxes. We receive a tax deduction for dividends received by the Funds.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.

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Part 9 – Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount. The minimum systematic withdrawal is $100. If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end. You may specify an account for direct deposit of your systematic withdrawals. Direct deposit is required for monthly withdrawals. Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled "Withdrawal Charge") and to income tax and a 10% tax penalty if you are under age 59½. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Systematic Withdrawal Program at any time.

Cyber Security and Certain Business Continuity Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, the underlying funds, the principal underwriter and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with ourprocessing of policy transactions, including the processing of orders with the underlying funds; cause the release and possible destruction of confidential customer or business information; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are subject to business interruption risks caused by catastrophes, both natural and man-made, including those associated with pandemics, terrorist attacks, fires or inclement weather events. Such events may cause systems upon which we rely to be inaccessible to our employees, customers, service providers or intermediaries for an extended period of time, causing a negative impact on our ability to provide services and products. These risks also apply to other insurance and financial services companies and businesses.
Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.
Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•	the date you reach age 59½; and

•	five years from the date of the first withdrawal under the program.

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If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawals, subject to a $100 minimum. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time. This program is not available in connection with the Systematic Withdrawal Program. Withdrawals under this program are subject to withdrawal charges, if any. See Part 4, section titled "Withdrawal Charge".

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract after you turn the qualified age under IRS regulations (currently age 72). The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1 of the calendar year following the calendar year in which you turn the qualified age. The distribution required by April 1 is for the year you actually turn the qualified age. Unless an exemption is otherwise available, you must take distributions for each calendar year after you turn the qualified age by December 31 of that year. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus RMD Program at any time you have reached the qualified age for purposes of IRS regulations (currently age 72) by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawals using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount. You may end your participation in the program upon prior written notice. We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Fidelity VIP Government Money Market Portfolio to one or more Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Variable Account Option. The minimum

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transfer to each Variable Account Option is $250. We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Dollar Cost Averaging Program at any time. If you do not have enough Account Value in the Fidelity VIP Government Money Market Portfolio to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis. We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select. If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program. You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year. See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

This program is not available with the GLIA or GLIA Plus Rider in NY. It is available with the GLIA Plus (but not the GLIA) Rider in states other than NY. See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation. You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation. You will receive a confirmation notice after each rebalancing. Variable Account Options that are closed to new purchases and Fixed Accounts are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation. You must provide specific instructions if you wish to change your rebalancing allocations. We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers. See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program. Therefore, you should monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon prior written notice.

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We may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your investment portfolio.

This feature is not available with the GLIA or GLIA Plus Riders. See Part 6.

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Legal Proceedings

National Integrity Life is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity Life.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
National Integrity Life Insurance Company
400 Broadway
Cincinnati, Ohio 45202-3341
ATTN: Request SAI for National Integrity Life AnnuiChoice II dated May 1, 2020

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If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
National Integrity Life Insurance Company
400 Broadway
Cincinnati, Ohio 45202-3341
ATTN: Request SAI for National Integrity Life AnnuiChoice II dated May 1, 2020

Part 10 – Prior Contracts

If you are a current contract owner, you should note that some of the options, features, and charges of your contract differ from those in the AnnuiChoice contract we are currently offering via this prospectus. Material differences between the prior versions of the AnnuiChoice contracts and those we are currently offering are described below. The dates given are the company roll-out dates, but these dates vary by state. Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

AnnuiChoice II and AnnuiChoice I (Contracts issued before March 1, 2015, but on or after
May 1, 2012)

If you purchased your contract before March 1, 2015, but on or after May 1, 2012, certain riders currently offered to new purchasers were not available for purchase. Further, none of the riders available for purchase through your contract were more expensive than the GLIA Plus Rider, which is the most expensive rider currently offered to new purchasers. Therefore, we have provided expense examples using the maximum rider costs during this period.

The minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract are stated below. Although your contract had an additional Variable Account Option that invests in an additional Portfolio, this Portfolio does not have higher costs than the Portfolios currently offered to new purchasers. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum: 0.26% Maximum: 2.37%

Examples
The examples that follow are intended to help you compare the cost of investing additional contributions in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.37%), plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,285	$2,265	$3,259	$5,998

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$585	$1,765	$2,959	$5,998

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Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.37%).  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,097	$1,702	$2,322	$4,144

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$397	$1,202	$2,022	$4,144

AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2013)

If you purchased your contract before May 1, 2013, you had an additional Variable Account Option that invests in the Fidelity VIP Freedom 2010 Portfolio. This Portfolio does not have higher costs than the Portfolios currently offered to new purchasers.

Additional GLIA Investment Strategy
The Rider is the same as currently offered (see Part 6) except the following additional GLIA Investment Strategy is available:

GLIA Investment Strategy (Life Style) – You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0 – 50%

AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2012)

If you purchased your contract before May 1, 2012, certain riders currently offered to new purchasers were not available for purchase. Further, none of the riders available for purchase through your contract were more expensive than the GLIA Plus Rider, which is the most expensive rider currently offered to new purchasers. Therefore, we have provided expense examples using the maximum rider costs during this period.

The minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract are stated below. Although your contract had additional Variable Account Options that invest in additional Portfolios, these Portfolios do not have higher costs than the Portfolios currently offered to new purchasers.
More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum: 0.26% Maximum: 2.37%

Examples
The examples that follow are intended to help you compare the cost of investing additional contributions in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

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For Contracts purchased before May 1, 2012, but on or after February 25, 2008

Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.37%), plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,285	$2,265	$3,259	$5,998

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$585	$1,765	$2,959	$5,998

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.37%).  The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,097	$1,702	$2,322	$4,144

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$397	$1,202	$2,022	$4,144

For Contracts purchased before February 25, 2008

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.37%).  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,097	$1,702	$2,322	$4,144

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$397	$1,202	$2,022	$4,144

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Withdrawals
Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. While we no longer allow new arrangements for payment for such services from your Account Value, you may have such an arrangement already in place. If so, you should be aware that these payments are withdrawals from your Account Value and could be subject to a withdrawal charge. We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount requested. If you purchased a GLIA Rider or Guaranteed Minimum Withdrawal Benefit (GMWB), these payments could also cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus. We, therefore, do not recommend using this annuity contract to pay for such services.

Additional GLIA Investment Strategy
The Rider is the same as currently offered (see Part 6) except the following additional GLIA Investment Strategy is available:

GLIA Investment Strategy (Modern Markets) – Available if you purchased your contract between May 1, 2010 and April 30, 2012. You may allocate your investment as indicated below and cannot change the allocation between the Investment Options in this strategy, as it is a fixed allocation.

Touchstone VST Moderate ETF Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
90%	10%

Guaranteed Lifetime Income Advantage Rider (Available from March 1, 2009 to February 28, 2010)

If your contract was issued with a GLIA Rider between March 1, 2009 and February 28, 2010, the Rider is the same as currently offered (see Part 6) except for the two additional GLIA Investment Strategies listed above and the differences listed below.

The Withdrawal Percentages and Bonus Percentages are as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Guaranteed Lifetime Income Advantage Rider (Available from February 25, 2008 to February 28, 2009)

If your contract was issued with a GLIA Rider between February 25, 2008 and February 28, 2009, the Rider is the same as currently offered (see Part 6) except for the two additional GLIA Investment Strategies listed above and the differences listed below.

1.	The current charges for the GLIA Rider are lower.

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Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) [10]	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage-Individual Rider Charge (assessed on Payment Base) [11]	1.20%	0.60%
Optional Guaranteed Lifetime Income Advantage-Spousal Rider Charge (assessed on Payment Base) [11]	1.60%	0.80%
Highest Possible Total Separate Account Annual Expenses [12]	2.95%	2.15%

_________________________________________________________
10 See Part 6.
11 See Part 6 and 10.
12 The highest possible total separate account annual expenses reflect the election of the Highest Anniversary Death Benefit and the Spousal GLIA.

2.	The Withdrawal Percentages and Bonus Percentages are as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Guaranteed Return Plus Rider (Available from November 6, 2006 to November 24, 2008)

If your contract was issued from November 6, 2006 to November 24, 2008, you may have elected the Guaranteed Return Plus Rider. The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, was an optional benefit Rider that you might have purchased for an additional fee. The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Overview of the Benefit and Investment Options
We offered a ten-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.” You could have selected only one of the three Guaranteed Return Plus Investment Options. Your guaranteed minimum value for each contribution to a Guaranteed Return Plus Investment Option is shown in the table below:

Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of 10 Years
Touchstone VST Conservative ETF Fund	125%
Touchstone VST Moderate ETF Fund	115%
Touchstone VST Aggressive ETF Fund	100%

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We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and charges.

At the end of the ten-year period:

•
If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will remain at the accumulated value.

•
If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program.

Rider Charge
We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option. Therefore, the total daily charge deducted from your Guaranteed Return Plus Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 1.75% on AnnuiChoice II contracts and 1.60% on AnnuiChoice I contracts.

Contribution Limits
You may make additional contributions of at least $1,000, which must be invested in the same Guaranteed Return Plus Investment Option you originally selected. You may not make additional contributions if the ten-year period would end on or after the Maximum Retirement Date. We may revise the minimum contribution amounts and limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option. You may not transfer money into a Guaranteed Return Plus Investment Option from any other Investment, including the STO.

Withdrawals and Transfers
In years 1-7 of the ten-year period for each contribution, you may:

•	withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option; or

•	surrender your contract entirely.
In either case, a withdrawal charge will apply. See Part 4.

In years 8-10 of the ten-year period for each contribution, you may:

•	withdraw some or all of your contribution from the Guaranteed Return Plus Investment Option;

•	surrender your contract entirely; or

•	transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis. For example:

•	You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

•	In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

•	The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000)

•	Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount. If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

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If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, any withdrawal charges, Rider charges, and any administrative charge that may be due. In addition, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.

At the end of a ten-year period for each contribution, you may transfer that amount to any Investment Option then available. We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option. If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial withdrawals from your Account Value taken pro rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value associated with your contribution to the Guaranteed Return Plus Investment Option on a proportional basis.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contribution you made to your Guaranteed Return Plus Investment Option, then from the next oldest contribution and so on (first-in-first-out); any gain comes out only after an amount equal to your contributions is withdrawn. We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

•
the owner's beneficiary succeeds as the owner of the contract, unless the owner's beneficiary is the owner's spouse and elects standard spousal continuation under the Tax Code in lieu of taking a distribution of the Surrender Value;

•	a Death Benefit is calculated under the contract;

•	you transfer ownership of the contract;

•	you elect an Annuity Benefit under the contract;

•	the contract terminates.

We may stop offering the Guaranteed Return Plus Investment Options at any time.

Highest Anniversary Death Benefit Rider (Available before May 1, 2007)

If your contract was issued prior to May 1, 2007, you may have elected the Highest Anniversary Death Benefit Rider.

The Highest Anniversary Death Benefit (HADB) Rider was available if the Annuitant was up to and including age 75 on the Contract Date. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

•
Your highest Account Value on any Contract Anniversary up to and including Annuitant's age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or

•	the standard Death Benefit described in Part 5.

Optional Benefits
The Guaranteed Lifetime Income Advantage was not available.

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AnnuiChoice I (Contracts issued from May 1, 2004 to July 31, 2006)

Separate Account Annual Expenses as a percentage of value charged. The following fees and expenses differ from those shown in Part 1 of this prospectus.

Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.00%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) [10]	0.20%
Highest Possible Total Separate Account Annual Expenses	1.20%

_________________________________________________________
10 See Part 6.

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

Optional Benefits
The Guaranteed Lifetime Income Advantage was not available.

AnnuiChoice I (Contracts issued before May 1, 2004)

Separate Account Annual Expenses as a percentage of value charged. The following fees and expenses differ from those shown in Part 1 of this prospectus.

Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.00%
Optional Death Benefit Charge (assessed on value in Variable Account Options)	0.15%
Optional AVO Charge (maximum charge for 3% credit)	0.45%
Highest Possible Total Separate Account Annual Expenses	1.60%

Fixed Account
Guaranteed Return Options were not available on AnnuiChoice I contracts issued before November 17, 2003.

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

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Additional Features
Additional contributions and the Systematic Contribution Program were not available.

Optional Benefits
The Guaranteed Lifetime Income Advantage was not available.

The Added Value Option (AVO) was available on contracts issued before November 17, 2003. The AVO was an optional benefit Rider available for an additional cost, which is shown in the table below. If you selected the AVO (you would have selected the AVO at the time of application) we credited from 1% up to 3% of all your contributions made during the first Contract Year. For example, if $50,000 was contributed and the 3% AVO was selected, we would have credited $1,500 to your Account Value.

AVO percentage elected	Charge at annual effective rate	Total Separate Account Charges with AVO
1%	0.15%	1.15%
2%	0.30%	1.30%
3%	0.45%	1.45%

The dollar amount of the charge for the AVO is subject to a minimum and quarterly maximum amount. For a 1% credit the minimum amount is 0.145% multiplied by first-year total contributions and the maximum amount is 0.182% multiplied by first-year total contributions, both then divided by four. To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the AVO you select and divide by four. First-year total contributions are all deposits made into the annuity, whether by your contribution or by us, during the first Contract Year.

AVO percentage elected	Minimum Percentage	Maximum Percentage
1%	0.145%	0.182%
2%	0.290%	0.364%
3%	0.435%	0.546%

This fee is assessed quarterly to the Account Value for seven Contract Years. Therefore, the fee will be assessed against any contributions you make after the first Contract Anniversary, which do not receive any AVO credit. Over time, the benefit of the AVO may be more than offset by the fees associated with the option.

We use this charge as well as a portion of the withdrawal charge and mortality and expense risk charge to recover the cost of providing the AVO. We intend to make a profit from these fees and charges. Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.

The following optional Death Benefit was available.
You may have elected the following optional Death Benefit when the contract was purchased, which if elected, may not be cancelled once the contract is issued.

For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

•
highest account value on any Contract Anniversary up to and including Annuitant's age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or

•	the standard contract Death Benefit.

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Appendix A

Financial Information for Separate Account I of National Integrity Life (AnnuiChoice II)

For the Variable Account Options we currently offer, the table below shows the following data for AnnuiChoice II contracts with a mortality and expense risk charge of 1.15% issued after approximately July 31, 2006: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period.

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value and Date
American Funds I.S. Bond, Class 4 (1994) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.85 $10.62 7,043	$10.06 $9.85 7,045	$9.85 $10.06 10,885	$10.00 $9.85 5,720	-	-	-	-	-	-	$10.00 4-29-16
American Funds I.S. Capital Income Builder, Class 4 (1946) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.78 $11.37 112,065	$10.67 $9.78 91,089	$9.58 $10.67 110,102	$9.34 $9.58 55,246	$10.00 $9.34 15,099	-	-	-	-	-	$10.00 4-24-15
American Funds I.S. Global Growth, Class 4 (1941) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.86 $17.14 64,927	$14.33 $12.86 67,826	$11.06 $14.33 66,972	$11.14 $11.06 58,652	$10.57 $11.14 44,449	$10.48 $10.57 1,853	$10.00 $10.48 0	-	-	-	$10.00 12-12-13
American Funds I.S. Growth, Class 4 (1943) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.80 $20.37 31,124	$16.06 $15.80 30,273	$12.70 $16.06 26,621	$11.76 $12.70 23,076	$11.16 $11.76 11,441	$10.43 $11.16 5,513	$10.00 $10.43 0	-	-	-	$10.00 12-12-13
American Funds I.S. Growth-Income, Class 4 (1944) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.64 $18.21 34,583	$15.12 $14.64 32,585	$12.53 $15.12 28,008	$11.39 $12.53 26,059	$11.39 $11.39 23,664	$10.44 $11.39 43,884	$10.00 $10.44 0	-	-	-	$10.00 12-12-13
American Funds I.S. Managed Risk Asset Allocation, Class P2 (1945) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.56 $13.48 14,111	$12.30 $11.56 13,803	$10.83 $12.30 13,039	$10.22 $10.83 12,270	$10.45 $10.22 9,578	$10.27 $10.45 6,661	$10.00 $10.27 0	-	-	-	$10.00 12-12-13

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	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value and Date
American Funds I.S. New World, Class 4 (1942) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.04 $12.79 28,358	$11.85 $10.04 27,269	$9.29 $11.85 21,479	$8.95 $9.29 16,671	$9.37 $8.95 14,021	$10.31 $9.37 713	$10.00 $10.31 0	-	-	-	$10.00 12-12-13
BlackRock Capital Appreciation V.I., Class III (1986) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.53 $24.09 45,275	$18.35 $18.53 41,573	$13.97 $18.35 33,366	$14.15 $13.97 27,893	$13.42 $14.15 13,776	$12.51 $13.42 8,122	$9.49 $12.51 4,033	$8.45 $9.49 664	$10.00 $8.45 664	-	$10.00 4-29-11
BlackRock Global Allocation V.I., Class III (1985) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.43 $13.31 7,273	$12.51 $11.43 8,659	$11.13 $12.51 12,026	$10.85 $11.13 13,714	$11.09 $10.85 14,512	$11.00 $11.09 10,127	$9.73 $11.00 9,334	$8.95 $9.73 7,323	$10.00 $8.95 4,346	-	$10.00 4-29-11
BlackRock High Yield V.I., Class III (1995) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.81 $12.27 3,225	$11.26 $10.81 3,394	$10.64 $11.26 370	$10.00 $10.64 0	-	-	-	-	-	-	$10.00 4-29-16
BlackRock Total Return V.I., Class III (1996) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.88 $10.66 0	$10.07 $9.88 0	$9.87 $10.07 0	$10.00 $9.87 0	-	-	-	-	-	-	$10.00 4-29-16
Columbia Variable Portfolio – Select Mid Cap Value, Class 1 (1990) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.03 $19.56 27,345	$17.54 $15.03 28,117	$15.63 $17.54 28,996	$13.85 $15.63 26,011	$14.75 $13.85 22,750	$13.28 $14.75 1,308	$9.74 $13.28 1,566	$8.31 $9.74 0	$10.00 $8.31 0	-	$10.00 4-28-11
Columbia Variable Portfolio – Small Cap Value, Class 2 (1982) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.90 $28.58 12,039	$29.55 $23.90 11,808	$26.23 $29.55 11,710	$19.99 $26.23 10,290	$21.58 $19.99 5,465	$21.19 $21.58 4,117	$15.99 $21.19 1,946	$14.54 $15.99 1,137	$15.67 $14.54 733	$12.53 $15.67 207	$10.00 5-2-09
DWS Small Cap Index VIP, Class B (1760) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.00 $22.21 25,356	$20.55 $18.00 25,421	$18.23 $20.55 27,377	$15.28 $18.23 25,096	$16.25 $15.28 21,386	$15.73 $16.25 5,677	$11.51 $15.73 3,018	$10.05 $11.51 2,675	$10.65 $10.05 2,806	$8.54 $10.65 1,704	$10.00 7-31-06
AC2N - 77

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value and Date
Fidelity VIP Asset Manager, Service Class 2 (1707) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.02 $18.69 7,290	$17.17 $16.02 7,495	$15.27 $17.17 9,221	$15.02 $15.27 10,815	$15.20 $15.02 11,348	$14.57 $15.20 11,836	$12.78 $14.57 12,282	$11.52 $12.78 12,500	$11.99 $11.52 9,423	$10.65 $11.99 13,196	$10.00 7-31-06
Fidelity VIP Balanced, Service Class 2 (1712) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.54 $22.74 106,689	$19.62 $18.54 108,151	$17.10 $19.62 90,654	$16.17 $17.10 84,220	$16.30 $16.17 57,132	$14.98 $16.30 28,808	$12.71 $14.98 17,112	$11.20 $12.71 13,393	$11.78 $11.20 11,487	$10.12 $11.78 11,345	$10.00 7-31-06
Fidelity VIP Bond Index Portfolio, Service Class 2 (1967) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $10.17 0	-	-	-	-	-	-	-	-	-	$10.00 7-11-19
Fidelity VIP Contrafund, Service Class 2 (1709) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.14 $26.14 50,668	$21.83 $20.14 52,634	$18.16 $21.83 60,996	$17.05 $18.16 65,863	$17.18 $17.05 64,951	$15.57 $17.18 54,590	$12.02 $15.57 46,594	$10.47 $12.02 45,312	$10.90 $10.47 58,477	$9.43 $10.90 57,634	$10.00 7-31-06
Fidelity VIP Equity-Income, Service Class 2 (1702) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.68 $19.71 19,239	$17.35 $15.68 20,233	$15.58 $17.35 22,466	$13.39 $15.58 25,366	$14.14 $13.39 33,162	$13.19 $14.14 27,420	$10.44 $13.19 29,218	$9.02 $10.44 29,124	$9.07 $9.02 30,623	$7.98 $9.07 36,650	$10.00 7-31-06
Fidelity VIP Extended Market Index Service Class 2 (1949) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $10.57 0	-	-	-	-	-	-	-	-	-	$10.00 7-11-19
Fidelity VIP Freedom 2010, Service Class 2 (1787)[1] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.96 $15.97 0	$14.75 $13.96 0	$13.23 $14.75 0	$12.72 $13.23 2,218	$12.93 $12.72 7,322	$12.55 $12.93 8,543	$11.22 $12.55 0	$10.17 $11.22 0	$10.33 $10.17 0	$9.29 $10.33 0	$10.00 4-30-07
Fidelity VIP Freedom 2015, Service Class 2 (1788) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.04 $16.37 393	$14.99 $14.04 674	$13.21 $14.99 674	$12.66 $13.21 674	$12.87 $12.66 674	$12.47 $12.87 1,523	$11.05 $12.47 1,556	$9.99 $11.05 1,646	$10.16 $9.99 1,017	$9.11 $10.16 1,212	$10.00 4-30-07

AC2N - 78

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value and Date
Fidelity VIP Freedom 2020, Service Class 2 (1789) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.87 $16.44 1,825	$14.94 $13.87 1,873	$13.00 $14.94 2,912	$12.43 $13.00 3,951	$12.64 $12.43 1,742	$12.22 $12.64 5,006	$10.69 $12.22 3,261	$9.57 $10.69 3,261	$9.80 $9.57 3,263	$8.67 $9.80 3,264	$10.00 4-30-07
Fidelity VIP Freedom 2025, Service Class 2 (1790) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.47 $17.38 8,482	$15.71 $14.47 0	$13.51 $15.71 0	$12.90 $13.51 0	$13.12 $12.90 0	$12.65 $13.12 0	$10.69 $12.65 0	$9.42 $10.69 0	$9.76 $9.42 0	$8.55 $9.76 0	$10.00 4-30-07
Fidelity VIP Freedom 2030, Service Class 2 (1791) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.23 $17.45 5,321	$15.65 $14.23 5,371	$13.12 $15.65 5,391	$12.48 $13.12 5,409	$12.69 $12.48 711	$12.26 $12.69 0	$10.21 $12.26 0	$8.97 $10.21 0	$9.34 $8.97 0	$8.15 $9.34 0	$10.00 4-30-07
Fidelity VIP Government Money Market, Initial Class (1993) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.83 $9.91 22,527	$9.78 $9.83 23,729	$9.83 $9.78 14,670	$9.92 $9.83 15,144	$10.00 $9.92 20,234	-	-	-	-	-	$10.00 4-24-15
Fidelity VIP Growth, Service Class 2 (1703) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.19 $32.04 32,084	$24.58 $24.19 33,834	$18.44 $24.58 33,789	$18.55 $18.44 35,311	$17.56 $18.55 33,504	$16.00 $17.56 20,567	$11.90 $16.00 18,430	$10.52 $11.90 21,867	$10.65 $10.52 18,525	$8.70 $10.65 17,534	$10.00 7-31-06
Fidelity VIP High Income, Service Class 2 (1705) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.31 $18.50 4,531	$17.12 $16.31 5,115	$16.20 $17.12 5,151	$14.35 $16.20 8,394	$15.10 $14.35 8,252	$15.14 $15.10 8,049	$14.49 $15.14 4,343	$12.86 $14.49 5,558	$12.55 $12.86 5,245	$11.17 $12.55 3,219	$10.00 7-31-06
Fidelity VIP Index 500, Service Class 2 (1779) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.14 $23.50 252,516	$19.27 $18.14 248,736	$16.05 $19.27 237,128	$14.55 $16.05 215,816	$14.56 $14.55 160,394	$13.01 $14.56 78,524	$9.97 $13.01 51,949	$8.73 $9.97 45,593	$8.67 $8.73 32,128	$7.65 $8.67 34,110	$10.00 4-27-07
Fidelity VIP Investment Grade Bond, Service Class 2 (1706) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.78 $14.91 195,985	$14.05 $13.78 187,644	$13.67 $14.05 164,215	$13.24 $13.67 118,967	$13.51 $13.24 79,477	$12.94 $13.51 51,743	$13.36 $12.94 35,807	$12.80 $13.36 26,293	$12.10 $12.80 26,233	$11.38 $12.10 18,900	$10.00 7-31-06

AC2N - 79

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value and Date
Fidelity VIP International Index Portfolio, Service Class 2 (1965) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $10.65 142	-	-	-	-	-	-	-	-	-	$10.00 7-11-19
Fidelity VIP Mid Cap, Service Class 2 (1714) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.02 $23.16 48,476	$22.58 $19.02 50,181	$18.95 $22.58 54,164	$17.13 $18.95 46,511	$17.61 $17.13 44,962	$16.80 $17.61 33,848	$12.51 $16.80 32,567	$11.05 $12.51 34,436	$12.54 $11.05 65,845	$9.86 $12.54 40,448	$10.00 7-31-06
Fidelity VIP Overseas, Service Class 2 (1704) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.39 $14.36 16,627	$13.57 $11.39 19,922	$10.56 $13.57 24,836	$11.28 $10.56 25,314	$11.04 $11.28 24,163	$12.18 $11.04 18,389	$9.47 $12.18 18,787	$7.96 $9.47 18,445	$9.74 $7.96 20,554	$8.73 $9.74 19,427	$10.00 7-31-06
Fidelity VIP Target Volatility, Service Class 2 (1940) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.64 $13.65 3,399	$12.53 $11.64 2,954	$10.90 $12.53 2,401	$10.49 $10.90 1,656	$10.76 $10.49 747	$10.29 $10.76 0	$10.00 $10.29 0	-	-	-	$10.00 12-12-13
Fidelity VIP Total Market Index Portfolio Service Class 2 (1966) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $10.79 0	-	-	-	-	-	-	-	-	-	$10.00 7-11-19
FT Franklin Growth & Income VIP, Class 2 (1771) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.31 $21.50 22,179	$18.35 $17.31 15,464	$16.03 $18.35 17,768	$14.52 $16.03 21,921	$14.83 $14.52 24,444	$13.74 $14.83 17,756	$10.73 $13.74 12,031	$9.67 $10.73 11,720	$9.55 $9.67 8,221	$8.28 $9.55 7,879	$10.00 7-31-06
FT Franklin Income VIP, Class 2 (1770) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.80 $18.12 44,042	$16.70 $15.80 44,381	$15.40 $16.70 43,938	$13.66 $15.40 51,342	$14.87 $13.66 55,642	$14.38 $14.87 45,671	$12.77 $14.38 36,850	$11.47 $12.77 30,831	$11.33 $11.47 31,658	$10.17 $11.33 28,788	$10.00 7-31-06
FT Franklin Large Cap Growth VIP, Class 2 (1772) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.87 $26.43 9,035	$20.40 $19.87 9,392	$16.11 $20.40 14,369	$16.60 $16.11 14,782	$15.89 $16.60 15,364	$14.30 $15.89 14,460	$11.24 $14.30 12,407	$10.12 $11.24 11,467	$10.40 $10.12 11,724	$9.43 $10.40 10,255	$10.00 7-31-06

AC2N - 80

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value and Date
FT Franklin Mutual Shares VIP, Class 2 (1774) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.48 $17.54 88,841	$16.11 $14.48 86,199	$15.04 $16.11 78,780	$13.11 $15.04 64,742	$13.95 $13.11 58,950	$13.17 $13.95 47,147	$10.39 $13.17 25,627	$9.20 $10.39 17,793	$9.41 $9.20 18,834	$8.56 $9.41 16,065	$10.00 7-31-06
FT Franklin Small Cap Value VIP, Class 2 (1792) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.76 $19.69 4,568	$18.31 $15.76 4,758	$16.74 $18.31 4,807	$13.00 $16.74 4,725	$14.21 $13.00 4,080	$14.29 $14.21 2,724	$10.61 $14.29 3,464	$9.07 $10.61 3,087	$9.53 $9.07 3,104	$7.52 $9.53 752	$10.00 4-30-07
FT Templeton Foreign VIP, Class 2 (1773) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.14 $12.39 62,859	$13.33 $11.14 55,354	$11.56 $13.33 42,562	$10.91 $11.56 35,461	$11.80 $10.91 29,918	$13.43 $11.80 23,281	$11.05 $13.43 16,530	$9.46 $11.05 14,151	$10.70 $9.46 14,170	$9.99 $10.70 12,684	$10.00 7-31-06
FT Templeton Global Bond VIP, Class 2 (1991) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.59 $9.68 11,147	$9.52 $9.59 24,266	$9.45 $9.52 31,200	$9.29 $9.45 32,917	$9.82 $9.29 31,861	$9.75 $9.82 29,783	$10.00 $9.75 817	-	-	-	$10.00 4-30-13
FT Templeton Growth VIP, Class 2 (1775) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.81 $13.44 1,693	$14.03 $11.81 2,333	$11.98 $14.03 6,094	$11.05 $11.98 5,994	$11.96 $11.05 11,079	$12.44 $11.96 8,128	$9.62 $12.44 7,299	$8.04 $9.62 6,998	$8.74 $8.04 6,331	$8.24 $8.74 4,586	$10.00 7-31-06
Guggenheim VT Global Managed Futures Strategy (1981) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$6.07 $6.49 3,146	$6.75 $6.07 3,086	$6.29 $6.75 4,342	$7.46 $6.29 4,371	$7.67 $7.46 4,482	$6.92 $7.67 5,123	$6.82 $6.92 2,641	$7.77 $6.82 2,197	$8.61 $7.77 2,442	$9.02 $8.61 1,573	$10.00 11-24-08
Guggenheim VT Long Short Equity (1795) [2] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.09 $10.53 1,256	$11.72 $10.09 1,259	$10.33 $11.72 1,761	$10.38 $10.33 5,759	$10.37 $10.38 6,060	$10.20 $10.37 7,682	$8.79 $10.20 4,737	$8.51 $8.79 4,870	$9.22 $8.51 5,402	$8.38 $9.22 3,449	$10.00 2-25-08
Guggenheim VT Multi-Hedge Strategies (1796)[3] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$8.64 $8.96 537	$9.20 $8.64 538	$8.98 $9.20 1,513	$9.13 $8.98 3,290	$9.07 $9.13 4,636	$8.76 $9.07 10,982	$8.72 $8.76 11,450	$8.63 $8.72 11,368	$8.45 $8.63 6,702	$8.05 $8.45 6,866	$10.00 2-25-08

AC2N - 81

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value and Date
Invesco V.I. American Franchise, Series II (1767) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.10 $31.15 1,862	$24.32 $23.10 466	$19.37 $24.32 491	$19.20 $19.37 760	$18.55 $19.20 1,821	$17.34 $18.55 895	$12.55 $17.34 626	$11.20 $12.55 697	$12.10 $11.20 698	$10.24 $12.10 877	$10.00 7-31-06
Invesco V.I. American Value, Class II (1701) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.98 $19.70 54,348	$18.56 $15.98 50,074	$17.11 $18.56 37,748	$15.03 $17.11 33,460	$16.77 $15.03 25,175	$15.50 $16.77 12,509	$11.70 $15.50 5,638	$10.11 $11.70 5,903	$10.15 $10.11 5,589	$8.40 $10.15 1,923	$10.00 5-1-08
Invesco V.I. Comstock, Series II (1764) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.08 $21.10 40,941	$19.72 $17.08 38,899	$16.97 $19.72 35,017	$14.67 $16.97 32,289	$15.82 $14.67 31,150	$14.67 $15.82 19,133	$10.94 $14.67 6,967	$9.31 $10.94 2,048	$9.62 $9.31 2,171	$8.41 $9.62 978	$10.00 7-31-06
Invesco V.I. International Growth, Class II (1984) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.72 $13.59 44,039	$12.79 $10.72 43,169	$10.54 $12.79 35,657	$10.74 $10.54 26,980	$11.15 $10.74 18,170	$11.27 $11.15 14,686	$9.61 $11.27 3,049	$8.43 $9.61 0	$10.00 $8.43 0	-	$10.00 4-29-11
Invesco V.I. Mid Cap Growth, Class II (1997)[4] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.63 $15.40 1,804	$12.49 $11.63 1,396	$10.35 $12.49 1,396	$10.00 $10.35 0	-	-	-	-	-	-	$10.00 4-29-16
Morgan Stanley VIF Emerging Markets Debt, Class II (1793) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.34 $16.19 7,162	$15.61 $14.34 7,246	$14.41 $15.61 7,059	$13.18 $14.41 4,898	$13.49 $13.18 5,488	$13.27 $13.49 5,399	$14.71 $13.27 5,562	$12.62 $14.71 6,166	$11.95 $12.62 4,976	$11.01 $11.95 3,676	$10.00 4-27-07
Morgan Stanley VIF Emerging Markets Equity, Class II (1768) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.59 $14.87 9,736	$15.44 $12.59 10,147	$11.56 $15.44 9,395	$10.97 $11.56 6,987	$12.43 $10.97 6,499	$13.17 $12.43 5,024	$13.47 $13.17 3,211	$11.37 $13.47 2,954	$14.07 $11.37 5,116	$11.97 $14.07 7,108	$10.00 7-31-06
Morgan Stanley VIF U.S. Real Estate, Class II (1794) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.58 $13.58 35,866	$12.73 $11.58 36,391	$12.52 $12.73 35,790	$11.89 $12.52 32,199	$11.80 $11.89 23,683	$9.22 $11.80 13,016	$9.17 $9.22 10,233	$8.02 $9.17 16,062	$7.68 $8.02 24,792	$6.00 $7.68 19,600	$10.00 4-27-07

AC2N - 82

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value and Date
PIMCO VIT All Asset, Advisor Class (1740) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.14 $14.52 8,715	$14.06 $13.14 9,552	$12.55 $14.06 8,138	$11.24 $12.55 9,050	$12.52 $11.24 8,907	$12.61 $12.52 17,309	$12.74 $12.61 27,906	$11.23 $12.74 36,965	$11.14 $11.23 31,662	$9.98 $11.14 28,643	$10.00 2-25-08
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1739) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$3.80 $4.18 18,225	$4.48 $3.80 20,286	$4.44 $4.48 25,427	$3.91 $4.44 25,572	$5.32 $3.91 20,762	$6.62 $5.32 23,426	$7.85 $6.62 19,465	$7.55 $7.85 19,246	$8.26 $7.55 27,895	$6.73 $8.26 29,407	$10.00 2-25-08
PIMCO VIT International Bond (US Dollar Hedged), Advisor Class (1998) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.53 $11.12 1,304	$10.44 $10.53 1,304	$10.29 $10.44 0	$10.00 $10.29 0	-	-	-	-	-	-	$10.00 4-29-16
PIMCO VIT Long-Term U.S. Government, Advisor Class (1989) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.41 $11.65 11,671	$10.80 $10.41 11,033	$10.04 $10.80 11,668	$10.10 $10.04 10,188	$10.37 $10.10 9,321	$8.46 $10.37 447	$10.00 $8.46 0	-	-	-	$10.00 4-30-13
PIMCO VIT Low Duration, Advisor Class (1737) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.36 $11.67 18,855	$11.47 $11.36 17,184	$11.46 $11.47 13,724	$11.44 $11.46 12,814	$11.55 $11.44 14,818	$11.60 $11.55 10,776	$11.76 $11.60 9,431	$11.25 $11.76 9,483	$11.27 $11.25 8,710	$10.84 $11.27 9,011	$10.00 2-25-08
PIMCO VIT Real Return, Advisor Class (1738) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.88 $12.72 10,912	$12.30 $11.88 11,180	$12.02 $12.30 12,541	$11.57 $12.02 17,524	$12.04 $11.57 15,336	$11.83 $12.04 13,178	$13.19 $11.83 16,092	$12.29 $13.19 23,197	$11.14 $12.29 14,048	$10.44 $11.14 8,181	$10.00 2-25-08
PIMCO VIT Total Return, Advisor Class (1736) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.82 $14.79 200,628	$14.07 $13.82 197,940	$13.58 $14.07 204,694	$13.39 $13.58 187,784	$13.50 $13.39 160,099	$13.11 $13.50 133,156	$13.54 $13.11 87,839	$12.51 $13.54 89,727	$12.23 $12.51 82,936	$11.45 $12.23 75,993	$10.00 2-25-08

AC2N - 83

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value and Date
TOPS Managed Risk Moderate Growth ETF, Class 3 (1992) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.66 $12.24 3,781	$11.64 $10.66 3,256	$10.35 $11.64 2,585	$9.86 $10.35 1,772	$10.67 $9.86 779	$10.50 $10.67 0	$10.00 $10.50 0	-	-	-	$10.00 4-30-13
Touchstone VST Aggressive ETF (794) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.35 $27.04 23,030	$24.54 $22.35 24,140	$21.16 $24.54 28,004	$19.83 $21.16 21,343	$20.08 $19.83 28,242	$18.90 $20.08 29,933	$15.55 $18.90 40,159	$13.98 $15.55 27,137	$14.15 $13.98 47,336	$12.64 $14.15 44,961	$10.00 4-27-09
Touchstone VST Conservative ETF (700) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.52 $17.72 11,993	$16.36 $15.52 13,395	$15.04 $16.36 16,220	$14.41 $15.04 22,789	$14.61 $14.41 24,060	$14.05 $14.61 26,713	$13.10 $14.05 29,094	$12.42 $13.10 30,015	$12.14 $12.42 44,088	$11.29 $12.14 45,786	$10.00 4-27-09
Touchstone VST Moderate ETF (1708) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.89 $17.51 36,403	$16.03 $14.89 43,645	$14.27 $16.03 47,341	$13.51 $14.27 52,173	$13.69 $13.51 61,048	$12.95 $13.69 65,682	$11.26 $12.95 66,756	$10.36 $11.26 72,891	$10.29 $10.36 78,690	$9.36 $10.29 72,097	$10.00 4-25-08
Touchstone VST Aggressive ETF, Guaranteed Return Plus Option (798) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.07 $25.34 0	$23.27 $21.07 0	$20.19 $23.27 0	$19.04 $20.19 8,209	$19.40 $19.04 8,591	$18.37 $19.40 12,327	$15.21 $18.37 12,592	$13.75 $15.21 15,079	$14.00 $13.75 16,183	$12.59 $14.00 20,039	$10.00 4-27-09
Touchstone VST Conservative ETF, Guaranteed Return Plus Option (796) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.64 $16.60 0	$15.52 $14.64 0	$14.35 $15.52 0	$13.84 $14.35 0	$14.12 $13.84 0	$13.65 $14.12 0	$12.81 $13.65 0	$12.22 $12.81 0	$12.02 $12.22 0	$11.24 $12.02 0	$10.00 4-27-09
Touchstone VST Moderate ETF, Guaranteed Return Plus Option (797) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.03 $21.08 0	$19.53 $18.03 0	$17.49 $19.53 0	$16.66 $17.49 0	$16.99 $16.66 0	$16.17 $16.99 0	$14.15 $16.17 0	$13.10 $14.15 0	$13.09 $13.10 0	$11.97 $13.09 0	$10.00 4-27-09
1 Available in contracts purchased before May 1, 2013.
2 Available in contracts purchased before April 24, 2015.
3 Available in contracts purchased before May 1, 2012.
4 Effective on or about May 1, 2020, the Invesco V.I. Mid Cap Growth Fund merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

AC2N - 84

Financial Information for Separate Account I of National Integrity Life (AnnuiChoice)

For the Variable Account Options we currently offer, the table below shows the following data for AnnuiChoice contracts with a mortality and expense risk charge of 1.00% sold prior to approximately July 31, 2006: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value & Date
American Funds I.S. Bond, Class 4 (1919) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.89 $10.68 0	$10.08 $9.89 0	$9.86 $10.08 0	$10.00 $9.86 0	-	-	-	-	-	-	$10.00 4-29-16
American Funds I.S. Capital Income Builder, Class 4 (1926) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.83 $11.45 2,319	$10.71 $9.83 2,319	$9.60 $10.71 0	$9.35 $9.60 0	$10.00 $9.35 0	-	-	-	-	-	$10.00 4-24-15
American Funds I.S. Global Growth, Class 4 (1921) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.95 $17.30 0	$14.42 $12.95 0	$11.11 $14.42 0	$11.18 $11.11 0	$10.58 $11.18 2,672	$10.48 $10.58 0	$10.00 $10.48 0	-	-	-	$10.00 12-12-13
American Funds I.S. Growth, Class 4 (1923) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.92 $20.56 0	$16.16 $15.92 0	$12.76 $16.16 0	$11.80 $12.76 0	$11.18 $11.80 0	$10.43 $11.18 0	$10.00 $10.43 0	-	-	-	$10.00 12-12-13
American Funds I.S. Growth-Income, Class 4 (1924) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.75 $18.38 0	$15.22 $14.75 0	$12.59 $15.22 0	$11.43 $12.59 0	$11.41 $11.43 0	$10.44 $11.41 0	$10.00 $10.44 0	-	-	-	$10.00 12-12-13
American Funds I.S. Managed Risk Asset Allocation, Class P2 (1925) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.65 $13.61 8	$12.37 $11.65 8	$10.88 $12.37 8	$10.25 $10.88 9	$10.46 $10.25 9	$10.27 $10.46 9	$10.00 $10.27 0	-	-	-	$10.00 12-12-13

AC2N - 85

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value & Date
American Funds I.S. New World, Class 4 (1922) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.12 $12.91 0	$11.92 $10.12 0	$9.33 $11.92 0	$8.97 $9.33 0	$9.38 $8.97 2,352	$10.31 $9.38 0	$10.00 $10.31 0	-	-	-	$10.00 12-12-13
BlackRock Capital Appreciation V.I., Class III (1977) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.75 $24.41 0	$18.54 $18.75 22	$14.09 $18.54 22	$14.25 $14.09 22	$13.50 $14.25 23	$12.56 $13.50 23	$9.51 $12.56 540	$8.46 $9.51 872	$10.00 $8.46 733	-	$10.00 4-29-11
BlackRock Global Allocation V.I., Class III (1976) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.57 $13.48 571	$12.64 $11.57 595	$11.23 $12.64 596	$10.93 $11.23 3,237	$11.15 $10.93 3,299	$11.05 $11.15 3,520	$9.75 $11.05 3,271	$8.96 $9.75 3,174	$10.00 $8.96 21,729	-	$10.00 4-29-11
BlackRock High Yield V.I., Class III (1917) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.85 $12.34 0	$11.29 $10.85 0	$10.65 $11.29 0	$10.00 $10.65 0	-	-	-	-	-	-	$10.00 4-29-16
BlackRock Total Return V.I., Class III (1918) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.92 $10.72 0	$10.10 $9.92 0	$9.88 $10.10 0	$10.00 $9.88 0	-	-	-	-	-	-	$10.00 4-29-16
Columbia Variable Portfolio – Mid Cap Value, Class 1 (1987) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.21 $19.82 0	$17.72 $15.21 0	$15.76 $17.72 0	$13.95 $15.76 384	$14.83 $13.95 385	$13.33 $14.83 267	$9.77 $13.33 267	$8.32 $9.77 0	$10.00 $8.32 0	-	$10.00 4-28-11
Columbia Variable Portfolio – Small Cap Value, Class 2 (1972) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.25 $29.05 0	$29.94 $24.25 0	$26.53 $29.94 0	$20.19 $26.53 0	$21.77 $20.19 0	$21.34 $21.77 0	$16.08 $21.34 0	$14.60 $16.08 0	$15.71 $14.60 0	-	$10.00 5-2-09
DWS Small Cap Index, Class B (760) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.99 $32.13 420	$29.64 $25.99 437	$26.25 $29.64 457	$21.97 $26.25 1,012	$23.32 $21.97 1,029	$22.55 $23.32 1,048	$16.47 $22.55 1,068	$14.36 $16.47 2,216	$15.20 $14.36 3,797	-	$10.00

AC2N - 86

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value & Date
Fidelity VIP Asset Manager, Service Class 2 (707) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.88 $22.06 1,263	$20.20 $18.88 1,832	$17.94 $20.20 2,249	$17.62 $17.94 3,048	$17.81 $17.62 3,446	$17.05 $17.81 4,092	$14.93 $17.05 5,755	$13.44 $14.93 5,847	$13.97 $13.44 7,235	-	$10.00
Fidelity VIP Balanced, Service Class 2 (712) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.77 $27.98 7,318	$24.08 $22.77 8,953	$20.94 $24.08 11,150	$19.77 $20.94 13,820	$19.90 $19.77 13,947	$18.27 $19.90 15,825	$15.47 $18.27 14,205	$13.61 $15.47 16,355	$14.30 $13.61 18,322	-	$10.00
Fidelity VIP Contrafund, Service Class 2 (709) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$31.47 $40.90 20,690	$34.05 $31.47 23,886	$28.29 $34.05 26,582	$26.52 $28.29 30,975	$26.68 $26.52 33,035	$24.14 $26.68 34,757	$18.62 $24.14 38,515	$16.19 $18.62 58,396	$16.82 $16.19 75,477	-	$10.00
Fidelity VIP Disciplined Small Cap, Service Class 2 (781) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.24 $18.61 2,384	$17.75 $15.24 2,384	$16.79 $17.75 3,846	$13.86 $16.79 2,430	$14.32 $13.86 2,430	$13.78 $14.32 2,430	$10.09 $13.78 2,700	$8.60 $10.09 2,691	$8.82 $8.60 2,748	-	$10.00 4-27-07
Fidelity VIP Equity-Income, Service Class 2 (702) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.79 $26.16 2,422	$22.96 $20.79 3,387	$20.58 $22.96 17,357	$17.66 $20.58 19,853	$18.63 $17.66 14,137	$17.35 $18.63 14,895	$13.71 $17.35 16,003	$11.83 $13.71 20,321	$11.87 $11.83 25,786	-	$10.00
Fidelity VIP Freedom 2010, Service Class 2 (782) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.21 $16.28 0	$14.99 $14.21 0	$13.42 $14.99 0	$12.88 $13.42 0	$13.08 $12.88 0	$12.68 $13.08 0	$11.32 $12.68 0	$10.24 $11.32 0	$10.39 $10.24 0	-	$10.00 4-30-07
Fidelity VIP Freedom 2015, Service Class 2 (783) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.29 $16.69 0	$15.24 $14.29 0	$13.41 $15.24 0	$12.83 $13.41 0	$13.02 $12.83 0	$12.59 $13.02 0	$11.15 $12.59 0	$10.06 $11.15 0	$10.22 $10.06 0	-	$10.00 4-30-07
Fidelity VIP Freedom 2020, Service Class 2 (784) Unit value at beginning of period Unit Value at end of period Units outstanding at end of period	$14.12 $16.76 0	$15.19 $14.12 0	$13.20 $15.19 0	$12.60 $13.20 0	$12.78 $12.60 0	$12.35 $12.78 0	$10.78 $12.35 0	$9.63 $10.78 0	$9.85 $9.63 0	-	$10.00 4-30-07

AC2N - 87

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value & Date
Fidelity VIP Freedom 2025, Service Class 2 (785) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.73 $17.72 0	$15.96 $14.73 0	$13.71 $15.96 0	$13.07 $13.71 0	$13.27 $13.07 0	$12.78 $13.27 0	$10.79 $12.78 0	$9.49 $10.79 0	$9.82 $9.49 0	-	$10.00 4-30-07
Fidelity VIP Freedom 2030, Service Class 2 (786) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.48 $17.79 0	$15.91 $14.48 0	$13.31 $15.91 0	$12.64 $13.31 0	$12.84 $12.64 0	$12.38 $12.84 0	$10.30 $12.38 0	$9.03 $10.30 0	$9.39 $9.03 0	-	$10.00 4-30-07
Fidelity VIP Government Money Market, Initial Class (1927) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.88 $9.98 7,277	$9.82 $9.88 8,310	$9.85 $9.82 9,161	$9.93 $9.85 17,663	$10.00 $9.93 20,502	-	-	-	-	-	$10.00 4-24-15
Fidelity VIP Growth, Service Class 2 (703) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.82 $31.59 2,130	$24.16 $23.82 3,660	$18.10 $24.16 6,024	$18.19 $18.10 8,264	$17.18 $18.19 5,067	$15.63 $17.18 5,408	$11.61 $15.63 4,951	$10.25 $11.61 8,734	$10.36 $10.25 10,274	-	$10.00
Fidelity VIP High Income, Service Class 2 (705) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.48 $26.68 940	$24.61 $23.48 1,850	$23.25 $24.61 6,991	$20.57 $23.25 9,397	$21.61 $20.57 9,475	$21.64 $21.61 10,192	$20.68 $21.64 9,287	$18.33 $20.68 9,720	$17.85 $18.33 14,523	-	$10.00
Fidelity VIP Index 500, Service Class 2 (708) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.23 $30.14 7,557	$24.64 $23.23 7,780	$20.50 $24.64 10,286	$18.55 $20.50 20,094	$18.54 $18.55 25,061	$16.53 $18.54 20,902	$12.66 $16.53 21,110	$11.06 $12.66 37,360	$10.97 $11.06 41,212	-	$10.00
Fidelity VIP Investment Grade Bond, Service Class 2 (706) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.21 $18.64 219	$17.52 $17.21 225	$17.02 $17.52 1,187	$16.45 $17.02 9,467	$16.76 $16.45 9,490	$16.03 $16.76 12,694	$16.54 $16.03 12,820	$15.82 $16.54 14,496	$14.93 $15.82 31,903	-	$10.00
Fidelity VIP Mid Cap, Service Class 2 (714)[1] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$37.46 $45.68 6,856	$44.40 $37.46 5,589	$37.20 $44.40 8,611	$33.57 $37.20 8,222	$34.47 $33.57 8,328	$32.84 $34.47 8,566	$24.42 $32.84 10,731	$21.53 $24.42 15,431	$24.39 $21.53 30,772	-	$10.00

AC2N - 88

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value & Date
Fidelity VIP Overseas, Service Class 2 (704) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.41 $21.97 1,056	$20.70 $17.41 4,871	$16.09 $20.70 7,544	$17.15 $16.09 7,479	$16.77 $17.15 9,185	$18.47 $16.77 11,208	$14.34 $18.47 12,707	$12.03 $14.34 9,733	$14.70 $12.03 21,626	-	$10.00
Fidelity VIP Target Volatility, Service Class 2 (1920) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.73 $13.78 0	$12.60 $11.73 0	$10.95 $12.60 0	$10.53 $10.95 0	$10.78 $10.53 0	$10.29 $10.78 0	$10.00 $10.29 0	-	-	-	$10.00 12-12-13
FT Franklin Income VIP, Class 2 (770) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.41 $29.19 1,084	$26.82 $25.41 1,446	$24.70 $26.82 3,403	$21.88 $24.70 6,328	$23.78 $21.88 6,348	$22.96 $23.78 7,216	$20.35 $22.96 9,194	$18.25 $20.35 12,511	$18.00 $18.25 12,081	-	$10.00
FT Franklin Growth & Income VIP, Class 2 (771) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.12 $31.25 5,095	$26.59 $25.12 4,969	$23.18 $26.59 7,507	$20.98 $23.18 8,067	$21.39 $20.98 7,854	$19.79 $21.39 8,849	$15.43 $19.79 10,478	$13.88 $15.43 59,278	$13.70 $13.88 65,747	-	$10.00
FT Franklin Large Cap Growth VIP, Class 2 (772) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.36 $35.12 4,117	$27.02 $26.36 4,247	$21.31 $27.02 2,504	$21.91 $21.31 2,507	$20.96 $21.91 2,167	$18.82 $20.96 3,722	$14.78 $18.82 3,661	$13.29 $14.78 2,971	$13.63 $13.29 2,702	-	$10.00
FT Franklin Mutual Shares VIP, Class 2 (774) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.82 $28.91 1,075	$26.46 $23.82 1,732	$24.67 $26.46 6,803	$21.47 $24.67 9,425	$22.81 $21.47 9,470	$21.51 $22.81 10,659	$16.94 $21.51 11,445	$14.98 $16.94 19,946	$15.29 $14.98 27,311	-	$10.00
FT Franklin Small Cap Value VIP, Class 2 (787) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.05 $20.07 0	$18.61 $16.05 0	$16.98 $18.61 0	$13.18 $16.98 0	$14.37 $13.18 0	$14.43 $14.37 1,732	$10.70 $14.43 1,842	$9.13 $10.70 10,748	$9.58 $9.13 12,734	-	$10.00 4-30-07
FT Templeton Foreign VIP, Class 2 (773) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.27 $22.58 853	$24.22 $20.27 909	$20.96 $24.22 2,256	$19.75 $20.96 2,759	$21.34 $19.75 2,812	$24.25 $21.34 3,033	$19.92 $24.25 3,466	$17.02 $19.92 3,442	$19.24 $17.02 4,231	-	$10.00

AC2N - 89

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value & Date
FT Templeton Global Bond VIP, Class 2 (1979) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.68 $9.77 0	$9.59 $9.68 0	$9.50 $9.59 0	$9.33 $9.50 0	$9.84 $9.33 0	$9.76 $9.84 0	$10.00 $9.76 0	-	-	-	$10.00 4-30-13
FT Templeton Growth VIP, Class 2 (775) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.46 $23.32 312	$24.27 $20.46 309	$20.68 $24.27 1,319	$19.06 $20.68 1,323	$20.59 $19.06 1,322	$21.40 $20.59 1,322	$16.52 $21.40 311	$13.79 $16.52 327	$14.97 $13.79 330	-	$10.00
Guggenheim VT Global Managed Futures Strategy (1971) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$6.17 $6.60 142	$6.85 $6.17 1,065	$6.36 $6.85 1,065	$7.54 $6.36 1,066	$7.74 $7.54 1,317	$6.97 $7.74 1,721	$6.86 $6.97 1,042	$7.81 $6.86 1,060	$8.63 $7.81 1,350	-	$10.00 11-24-08
Guggenheim VT Long Short Equity (1777) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.97 $10.41 172	$11.56 $9.97 191	$10.17 $11.56 192	$10.21 $10.17 193	$10.18 $10.21 194	$10.00 $10.18 387	$8.60 $10.00 49	$8.32 $8.60 49	$8.99 $8.32 394	-	$10.00 5-1-08
Guggenheim VT Multi-Hedge Strategies (1758) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$8.66 $9.00 3,558	$9.21 $8.66 3,581	$8.97 $9.21 11,779	$9.11 $8.97 11,849	$9.03 $9.11 11,875	$8.72 $9.03 12,142	$8.66 $8.72 11,625	$8.56 $8.66 23,580	$8.36 $8.56 3,680	-	$10.00 5-1-08
Invesco V.I. American Franchise, Series II (767) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$30.01 $40.53 0	$31.54 $30.01 0	$25.08 $31.54 0	$24.83 $25.08 0	$23.95 $24.83 0	$22.36 $23.95 0	$16.16 $22.36 0	$14.39 $16.16 372	$15.53 $14.39 372	-	$10.00
Invesco V.I. American Value, Series II (1799) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.24 $20.05 8,448	$18.83 $16.24 8,636	$17.34 $18.83 8	$15.20 $17.34 152	$16.94 $15.20 158	$15.63 $16.94 165	$11.79 $15.63 1,160	$10.17 $11.79 0	$10.19 $10.17 0	-	$10.00 5-1-08
Invesco V.I. Comstock, Series II (764) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$27.46 $33.97 1,611	$31.66 $27.46 1,645	$27.19 $31.66 2,071	$23.48 $27.19 2,109	$25.28 $23.48 2,149	$23.41 $25.28 2,190	$17.43 $23.41 1,310	$14.81 $17.43 1,310	$15.28 $14.81 1,309	-	$10.00

AC2N - 90

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value & Date
Invesco V.I. International Growth, Series II (1975) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.84 $13.77 0	$12.92 $10.84 0	$10.63 $12.92 0	$10.81 $10.63 0	$11.22 $10.81 0	$11.32 $11.22 0	$9.63 $11.32 0	$8.44 $9.63 0	$10.00 $8.44 0	-	$10.00 4-29-11
Invesco V.I. Mid Cap Growth, Series II (1928)[4] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.67 $15.49 0	$12.53 $11.67 0	$10.36 $12.53 0	$10.00 $10.36 0	-	-	-	-	-	-	$10.00 4-29-16
Morgan Stanley VIF Emerging Markets Debt, Class II (788) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.60 $16.50 0	$15.86 $14.60 0	$14.62 $15.86 1,970	$13.36 $14.62 6,967	$13.65 $13.36 6,972	$13.40 $13.65 6,980	$14.84 $13.40 6,991	$12.71 $14.84 7,003	$12.01 $12.71 12,274	-	$10.00 4-28-07
Morgan Stanley VIF Emerging Markets Equity Share, Class II (768) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$33.80 $39.99 1,142	$41.39 $33.80 1,155	$30.96 $41.39 552	$29.33 $30.96 2,204	$33.18 $29.33 1,793	$35.11 $33.18 2,736	$35.86 $35.11 2,764	$30.23 $35.86 4,162	$37.34 $30.23 9,644	-	$10.00
Morgan Stanley VIF U.S. Real Estate, Class II (789) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.79 $13.85 0	$12.94 $11.79 10	$12.70 $12.94 11	$12.04 $12.70 204	$11.94 $12.04 213	$9.31 $11.94 364	$9.25 $9.31 1,713	$8.08 $9.25 4,873	$7.72 $8.08 13,110	-	$10.00 4-28-07
PIMCO VIT All Asset, Advisor Class (790) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.24 $14.65 0	$14.15 $13.24 0	$12.60 $14.15 0	$11.28 $12.60 1,161	$12.54 $11.28 1,163	$12.61 $12.54 1,462	$12.72 $12.61 1,465	$11.20 $12.72 3,908	$11.10 $11.20 5,741	-	$10.00 5-1-08
PIMCO VIT CommodityReal Return Strategy, Advisor Class (1710) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$3.83 $4.22 0	$4.51 $3.83 0	$4.47 $4.51 0	$3.93 $4.47 0	$5.34 $3.93 409	$6.62 $5.34 782	$7.84 $6.62 73	$7.54 $7.84 4,938	$8.23 $7.54 5,434	-	$10.00 5-1-08

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	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value & Date
PIMCO VIT International Bond (US Dollar Hedged), Advisor Class (1929) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.57 $11.18 0	$10.46 $10.57 0	$10.30 $10.46 0	$10.00 $10.30 0	-	-	-	-	-	-	$10.00 4-29-16
PIMCO VIT Long-Term U.S. Government, Advisor Class (1978) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.50 $11.77 0	$10.88 $10.50 0	$10.09 $10.88 0	$10.14 $10.09 0	$10.39 $10.14 0	$8.47 $10.39 0	$10.00 $8.47 0	-	-	-	$10.00 4-30-13
PIMCO VIT Low Duration, Advisor Class (1743) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.58 $11.92 238	$11.67 $11.58 238	$11.64 $11.67 238	$11.61 $11.64 239	$11.70 $11.61 239	$11.73 $11.70 312	$11.88 $11.73 1,703	$11.35 $11.88 1,629	$11.35 $11.35 3,383	-	$10.00 5-1-08
PIMCO VIT Real Return, Advisor Class (1746) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.08 $12.96 0	$12.49 $12.08 0	$12.19 $12.49 0	$11.71 $12.19 6,864	$12.17 $11.71 7,937	$11.94 $12.17 7,937	$13.30 $11.94 8,762	$12.36 $13.30 33,898	$11.19 $12.36 39,694	-	$10.00 5-1-08
PIMCO VIT Total Return, Advisor Class (1755) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.84 $14.84 2,221	$14.08 $13.84 4,231	$13.56 $14.08 8,178	$13.36 $13.56 20,489	$13.44 $13.36 20,496	$13.03 $13.44 21,374	$13.44 $13.03 19,863	$12.40 $13.44 28,493	$12.10 $12.40 75,621	-	$10.00 5-1-08
TOPS Managed Risk Moderate Growth ETF, Class 3 (1988) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.75 $12.37 0	$11.73 $10.75 0	$10.41 $11.73 0	$9.90 $10.41 0	$10.69 $9.90 0	$10.51 $10.69 0	$10.00 $10.51 0	-	-	-	$10.00 4-30-13
Touchstone VST Aggressive ETF, Class SC (1782) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.86 $22.85 15,569	$20.68 $18.86 19,407	$17.80 $20.68 22,175	$16.66 $17.80 22,969	$16.84 $16.66 23,507	$15.83 $16.84 24,167	$13.01 $15.83 41,009	$11.67 $13.01 16,699	$11.79 $11.67 32,092	-	$10.00

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	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value & Date
Touchstone VST Bond Fund, Class SC (1969)[2] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $10.19 6,196	-	-	-	-	-	-	-	-	-	$10.00 7-11-19
Touchstone VST Common Stock Fund, Class SC (1968)[3] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $10.80 194,139	-	-	-	-	-	-	-	-	-	$10.00 7-11-19
Touchstone VST Conservative ETF, Class SC (1780) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.11 $18.42 468	$16.96 $16.11 469	$15.56 $16.96 474	$14.89 $15.56 730	$15.07 $14.89 740	$14.47 $15.07 773	$13.47 $14.47 677	$12.75 $13.47 992	$12.45 $12.75 2,084	-	$10.00
Touchstone VST Moderate ETF, Class SC (1781) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.86 $21.04 11,867	$19.20 $17.86 12,012	$17.06 $19.20 12,161	$16.13 $17.06 13,529	$16.32 $16.13 14,201	$15.42 $16.32 14,500	$13.39 $15.42 25,573	$12.30 $13.39 29,256	$12.20 $12.30 40,705	-	$10.00
Touchstone VST Aggressive ETF, Guaranteed Return Plus Option (793) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.39 $25.75 0	$23.58 $21.39 0	$20.43 $23.58 0	$19.23 $20.43 0	$19.57 $19.23 0	$18.50 $19.57 0	$15.29 $18.50 0	$13.81 $15.29 0	$14.04 $13.81 0	-	$10.00 4-27-09
Touchstone VST Conservative ETF, Guaranteed Return Plus Option (791) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.85 $16.88 0	$15.73 $14.85 0	$14.52 $15.73 0	$13.98 $14.52 0	$14.24 $13.98 0	$13.75 $14.24 0	$12.88 $13.75 0	$12.27 $12.88 0	$12.05 $12.27 0	-	$10.00 4-27-09
Touchstone VST Moderate ETF, Guaranteed Return Plus Option (792) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.30 $21.43 0	$19.79 $18.30 0	$17.70 $19.79 0	$16.83 $17.70 0	$17.14 $16.83 0	$16.28 $17.14 0	$14.23 $16.28 0	$13.15 $14.23 0	$13.12 $13.15 0	-	$10.00 4-27-09

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	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	Inception Value & Date
Fidelity Disciplined Small Cap Service Class II (1786) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.97 $18.25 28,164	$17.46 $14.97 26,179	$16.54 $17.46 20,717	$13.68 $16.54 18,268	$14.15 $13.68 6,492	$13.64 $14.15 275	$10.00 $13.64 862	$8.54 $10.00 75	$8.77 $8.54 0	-	$10.00 4-30-07

[1]	Effective on or about May 1, 2020, the Invesco V.I. Mid Cap Growth Fund merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

[2]	Effective on or about July 12, 2019, the Touchstone VST Active Bond Fund merged into the Touchstone VST Bond Fund and is no longer available as an Investment Option.

[3]
Effective on or about July 12, 2019, the Touchstone VST Focused Fund and Touchstone VST Large Cap Core Equity Fund merged into the Touchstone VST Common Stock Fund and are no longer available as Investment Options.

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Appendix B – Withdrawal Charge Examples

We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.	any Free Withdrawal Amount (except in the case of a surrender);

2.	contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

3.	contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

4.	any gain, interest or other amount that is not considered a contribution

Example Assumptions
Expense assumptions assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:
Contribution:                             $50,000
Account Value before withdrawal:                $60,000
Requested withdrawal:                        $16,000
Withdrawal charge percentage applicable to the contribution:    6%

Taxes are not considered in this example.

Using the First Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) divided by (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%). It also applies to the withdrawal charge itself as indicated by the (1- 6%) factor in the withdrawal charge formula.

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Using the Second Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method. For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

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Appendix C

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal. See Part 3, subsection titled “Market Value Adjustment” for more information, including the formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

Assumptions:

•	Contribution to a GRO - $50,000.00

•	Guarantee Period - 7 Years

•	Withdrawal - at the end of year three of the 7-year Guarantee Period

•	No prior partial withdrawals or transfers

•	Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000.00 contribution is $70,110.76 at the end of the Guarantee Period. After three years, the GRO Value is $57,786.68.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula). If we do not declare a current rate for the exact time remaining, we will use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period. These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 6.25%.

Full Withdrawal
Upon a full withdrawal, the MVA factor would be:
-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,187.45 in the value of the GRO: -$3,187.45 = -0.0551589 x $57,786.68

The Adjusted Account Value would be: $54,599.23 = $57,786.68 - $3,187.45

A withdrawal charge of 5% would be assessed against the $50,000.00 original contribution:
            $2,500.00 = $50,000.00 x .05

Thus, the amount payable on a full withdrawal would be: $52,099.23 = $57,786.68 – $3,187.45 – $2,500.00

Partial Withdrawal
If instead of a full withdrawal, $20,000.00 was requested, we would first determine the Free Withdrawal Amount:
$5,778.67 = $57,786.68 x .10

The amount subject to a 5% withdrawal charge (non-free amount) would be:
$14,221.33 = $20,000.00 – $5,778.67

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:     - $784.43 = -0.0551589 x $14,221.33

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The withdrawal charge would be: $789.78 = [($14,221.33 (the non-free amount) + $784.43 (the negative MVA)) / (1-.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] – ($14,221.33 + $784.43)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:
$21,574.21 = $20,000.00 + $784.43 + $789.78

The value remaining in the GRO after the withdrawal would be: $36,212.47 = $57,786.68 – $21,574.21

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 4%.

Full Withdrawal
Upon a full withdrawal, the MVA would be:
0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,680.96 to the value in the GRO: $1,680.96 = 0.0290890 x $57,786.68

The Adjusted Account Value would be: $59,467.64 = $57,786.68 + $1,680.96

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:
$2,500 = $50,000.00 x .05

Thus, the amount payable on a full withdrawal would be: $56,967.64 = $57,786.68 + $1,680.96 - $2,500.00

Partial Withdrawal
If instead of a full withdrawal, $20,000.00 was requested, the Free Withdrawal Amount and non-free amount (which is subject to a 5% withdrawal charge) would first be determined as above:

Free Amount = $ 5,778.67        Non-Free Amount = $14,221.33

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:
$413.68 = 0.0290890 x $14,221.33

The withdrawal charge would be: $726.72 = [($14,221.33 (the non-free amount) – $413.68 (the positive MVA) / (1-.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] – ($14,221.33 – $413.68)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:
$20,313.04 = $20,000.00 – $413.68 + $726.72

The value remaining in the GRO after the withdrawal would be: $37,473.64 = $57,786.68 – $20,313.04

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except no withdrawal charge applies to transfers.

This example is for illustrative purposes only and does not predict results.

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Appendix D
Parties to the Contract

Owner
•    Chooses parties to the contract.
•    Can change beneficiaries any time before death of owner or annuitant.
•    Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.
•    Responsible for any tax penalties for withdrawals taken before age 59½.
•    Responsible for taking required minimum distributions on qualified contracts.

Annuitant
•    Must be a natural person.
•    The measuring life for the Annuity Benefit.
•    The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.
•    Has no rights under the contract.

Joint Owner (Optional)
•    Shares in all ownership rights with owner.
•    Will be co-payee on all withdrawals and annuity payments with the owner.
•    Both joint owners must execute all choices and changes to the contract.
•    If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary. The joint owner is not the owner’s beneficiary.
Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary
•    Must be designated by the owner as owner's beneficiary.
•    Must receive a Distribution on Death of owner if the Annuitant is still alive.
•    Responsible for taxes on distribution.
•    If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary
•    Must be designated by the owner as the Annuitant's beneficiary.
•    Is entitled to the Death Benefit under the contract when the Annuitant dies.
•    Is generally responsible for paying any taxes due on the Death Benefit paid.
•    If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

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Appendix D – continued
Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.
Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.
Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).
Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.
Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).
Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.
*In the case of joint owners, the distribution requirements are applied at the first death.
The joint owner is not the owner’s beneficiary.

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Appendix E-1

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, additional contribution has been made and Bonuses and Step-Ups have been applied. It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Primary Annuitant's age on date GLIA Rider is purchased = 63; Spousal Annuitant's age on date GLIA Rider is purchased = 60

•	Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•	Nonguaranteed Withdrawal of $776 in Contract Year 14

•	Withdrawals equal to LPA in Contract Years 6-13, and Contract Years 15+

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	63	60	$100,000	N/A	$0	$0	$104,500	$4,000 (C)	$104,000 (C)	$104,500 (D)	$104,500
2	64	61	$0	N/A	$0	$0	$107,635	$4,000 (C)	$108,000 (C)	$107,635 (D)	$108,000
3	65	62	$0	N/A	$0	$0	$111,940	$4,000 (C)	$112,000 (C)	$111,940 (D)	$112,000
4	66	63	$0	N/A	$0	$0	$115,310	$4,000 (C)	$116,000 (C)	$115,310 (D)	$116,000
5	67	64	$0	N/A	$0	$0	$113,004	$4,000 (C)	$120,000 (C)	$115,310	$120,000
6	68	65	$0	$5,400 (E)	$5,400	$0	$107,604	$0	$120,000	$115,310	$120,000
7	69	66	$0	$5,400	$5,400	$0	$97,900	$0	$120,000	$115,310	$120,000
8	70	67	$0	$5,400	$5,400	$0	$94,458	$0	$120,000	$115,310	$120,000
9	71	68	$0	$5,400	$5,400	$0	$89,058	$0	$120,000	$115,310	$120,000
10	72	69	$10,000(F)	$5,850 (F)	$5,850	$0	$91,226	$0	$130,000 (F)	$125,310 (F)	$130,000
11	73	70	$0	$5,850	$5,850	$0	$86,289	$0	$130,000	$125,310	$130,000

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Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
12	74	71	$0	$5,850	$5,850	$0	$76,987	$0	$130,000	$125,310	$130,000
13	75	72	$0	$5,850	$5,850	$0	$72,677	$0	$130,000	$125,310	$130,000
14	76	73	$0	$5,850	$6,626 (G)	$1,493 (G)	$66,778	$0	$128,507 (G)	$123,817 (G)	$128,507
15	77	74	$0	$5,783(G)	$5,783	$0	$61,663	$0	$128,507	$123,817	$128,507
16	78	75	$0	$5,783	$5,783	$0	$58,346	$0	$128,507	$123,817	$128,507
17	79	76	$0	$5,783	$5,783	$0	$53,147	$0	$128,507	$123,817	$128,507
18	80	77	$0	$5,783	$5,783	$0	$46,301	$0	$128,507	$123,817	$128,507
19	81	78	$0	$5,783	$5,783	$0	$38,203	$0	$128,507	$123,817	$128,507
20	82	79	$0	$5,783	$5,783	$0	$33,949	$0	$128,507	$123,817	$128,507
21	83	80	$0	$5,783	$5,783	$0	$27,826	$0	$128,507	$123,817	$128,507
22	84	81	$0	$5,783	$5,783	$0	$22,878	$0	$128,507	$123,817	$128,507
23	85	82	$0	$5,783	$5,783	$0	$17,782	$0	$128,507	$123,817	$128,507
24	86	83	$0	$5,783	$5,783	$0	$11,288	$0	$128,507	$123,817	$128,507
25	87	84	$0	$5,783	$5,783	$0	$4,941	$0	$128,507	$123,817	$128,507
26	88	85	$0	$5,783(H)	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
27	89	86	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
28	90	87	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
29	91	88	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
30	92	89	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
31+	93	90	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
*APD = Annual Processing Date

(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•	4.00% (Bonus Percentage) X $100,000 (total contributions) – 4.00% (Bonus Percentage) x $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

AC2N - 102

(D) In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000). After the Step-Up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

•	4.5% (Withdrawal Percentage) x $120,000 (Payment Base) = $5,400 (LPA)

(F) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•	$120,000 Bonus Base + $10,000 additional contribution amount = $130,000 Bonus Base after the additional contribution.

•	$115,310 Step-Up Base + $10,000 additional contribution amount = $125,310 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•	4.5% (Withdrawal Percentage) x $130,000 (Payment Base) =$5,850 (LPA)

(G) In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,626 amount withdrawn - $5,850 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $67,554, equal to the Account Value after withdrawal ($66,778) plus the withdrawal amount ($776). It is calculated as follows:

•	$776 (Nonguaranteed Withdrawal amount) x 1.9244 ($130,000 Payment Base divided by $67,554 Account Value) = $1,493 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•	$130,000 Bonus Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $128,507 Bonus Base after the Nonguaranteed Withdrawal.

•	$125,310 Step-Up Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $123,817 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $128,507 x 4.5% = $5,783.

(H) In Contract Year 26, the Account Value is reduced to zero; however, the Payment Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

AC2N - 103

Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Annuitant's age on date GLIA Rider is purchased = 55

•	Initial contribution = $100,000; no additional contributions

•	Withdrawals equal to LPA in Contract Years 6-7, 9-13

•	Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

•	Full Account Value withdrawn in Contract Year 14

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant's Age on APD*	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	55	$100,000	N/A	$0	$0	$99,000	$4,000 (C)	$104,000 (C)	$100,000 (D)	$104,000
2	56		N/A	$0	$0	$98,010	$4,000 (C)	$108,000 (C)	$100,000	$108,000
3	57		N/A	$0	$0	$95,070	$4,000(C)	$112,000 (C)	$100,000	$112,000
4	58		N/A	$0	$0	$92,218	$4,000(C)	$116,000 (C)	$100,000	$116,000
5	59		N/A	$0	$0	$91,295	$4,000 (C)	$120,000 (C)	$100,000	$120,000
6	60		$4,800 (E)	$4,800(E)	$0	$87,408	$0	$120,000	$100,000	$120,000
7	61		$4,800	$4,800	$0	$83,482	$0	$120,000	$100,000	$120,000
8	62		$4,800	$25,000 (F)	$30,484 (F)	$59,317	$0	$89,516(F)	$69,516(F)	$89,516
9	63		$3,581(F)	$3,581	$0	$55,143	$0	$89,516	$69,516	$89,516
10	64		$3,581	$3,581	$0	$51,011	$0	$89,516	$69,516	$89,516
11	65		$3,581	$3,581	$0	$44,880	$0	$89,516	$69,516	$89,516
12	66		$3,581	$3,581	$0	$41,748	$0	$89,516	$69,516	$89,516
13	67		$3,581	$3,581	$0	$38,168	$0	$89,516	$69,516	$89,516
14	68		$3,581	$38,168 (G)	N/A	$0	$0	$0	$0	$0
15	69		$0	$0	$0	$0	$0	$0	$0	$0
*APD = Annual Processing Date

(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

AC2N - 104

(C) A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•	4.00% (Bonus Percentage) x $100,000 (total contributions) – 4.00% (Bonus Percentage) x $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D) In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

•	4.0% (Withdrawal Percentage) x $120,000 (Payment Base) = $4,800 (LPA)

(F) A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $79,517, equal to the Account Value after withdrawal ($59,317) plus the Nonguaranteed Withdrawal amount ($20,200). It is calculated as follows:

•	$20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•	$120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

•	$100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,581.

(G) A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.

AC2N - 105

Appendix E-2

Illustration of Guaranteed Lifetime Income Advantage Plus

The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Roll-Ups and Step-Ups have been applied. It also illustrates payments for the life of the Primary Annuitant and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Primary Annuitant's age on the Contract Date = 55; Spousal Annuitant's age on the Contract Date = 52

•	Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•	Nonguaranteed Withdrawal equal to $5,000 in Contract Year 8; Nonguaranteed Withdrawal of $518 in Contract Year 14

•	Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
1	55	52	$100,000	N/A	$0	$0	$107,500	$7,000 (C)	$107,000 (C)	$107,500 (D)	$107,500
2	56	53		N/A	$0	$0	$107,635	$7,000 (C)	$114,000 (C)	$107,635 (D)	$114,000
3	57	54		N/A	$0	$0	$111,940	$7,000 (C)	$121,000 (C)	$111,940 (D)	$121,000
4	58	55		N/A	$0	$0	$115,310	$7,000 (C)	$128,000 (C)	$115,310 (D)	$128,000
5	59	56		N/A	$0	$0	$113,004	$7,000 (C)	$135,000 (C)	$115,310	$135,000
6	60	57		N/A	$0	$0	$113,004	$7,000 (C)	$142,000 (C)	$115,310	$142,000
7	61	58		N/A	$0	$0	$108,483	$7,000 (C)	$149,000 (C)	$115,310	$149,000
8	62	59		N/A	$5,000 (E)	$6,733 (E)	$105,653	$0	$142,267 (E)	$108,577 (E)	$142,267
9	63	60		$5,122(F)	$5,122	$0	$100,531	$0	$142,267	$108,577	$142,267
10	64	61	$10,000(G)	$5,482 (G)	$5,482	$0	$103,261	$0	$152,267 (G)	$118,577 (G)	$152,267
11	65	62		$5,482	$5,482	$0	$99,005	$0	$152,267	$118,577	$152,267
12	66	63		$5,482	$5,482	$0	$89,756	$0	$152,267	$118,577	$152,267
13	67	64		$5,482	$5,482	$0	$86,262	$0	$152,267	$118,577	$152,267

AC2N - 106

Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
14	68	65		$5,482	$6,000 (H)	$967 (H)	$81,060	$0	$151,300 (H)	$117,610 (H)	$151,300
15	69	66		$5,447 (H)	$5,447	$0	$76,632	$0	$151,300	$117,610	$151,300
16	70	67		$5,447	$5,447	$0	$74,459	$0	$151,300	$117,610	$151,300
17	71	68		$5,447	$5,447	$0	$69,965	$0	$151,300	$117,610	$151,300
18	72	69		$5,447	$5,447	$0	$63,327	$0	$151,300	$117,610	$151,300
19	73	70		$5,447	$5,447	$0	$54,922	$0	$151,300	$117,610	$151,300
20	74	71		$5,447	$5,447	$0	$51,881	$0	$151,300	$117,610	$151,300
21	75	72		$5,447	$5,447	$0	$46,124	$0	$151,300	$117,610	$151,300
22	76	73		$5,447	$5,447	$0	$42,269	$0	$151,300	$117,610	$151,300
23	77	74		$5,447	$5,447	$0	$38,298	$0	$151,300	$117,610	$151,300
24	78	75		$5,447	$5,447	$0	$31,528	$0	$151,300	$117,610	$151,300
25	79	76		$5,447	$5,447	$0	$24,713	$0	$151,300	$117,610	$151,300
26	80	77		$5,447	$5,447	$0	$18,733	$0	$151,300	$117,610	$151,300
27	81	78		$5,447	$5,447	$0	$14,431	$0	$151,300	$117,610	$151,300
28	82	79		$5,447	$5,447	$0	$9,626	$0	$151,300	$117,610	$151,300
29	83	80		$5,447	$5,447	$0	$4,195	$0	$151,300	$117,610	$151,300
30	84	81		$5,447 (I)	$5,447	$0	$0	$0	$151,300	$117,610	$151,300
31+	85	82		$5,447	$5,447	$0	$0	$0	$151,300	$117,610	$151,300
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.

(C) A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 7 because no withdrawals were taken during those Contract Years. The Roll-Up amount is the Roll-Up Percentage, which is 7.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Roll-Up in Contract Year 1 is calculated as follows:

•	7.00% (Roll-Up Percentage) X $100,000 (total contributions) – 7.00% (Roll-Up Percentage) x $0 (total withdrawals) = $7,000 Roll-Up amount. This calculation is the same in each of the 7 years.

The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000+ $7,000 = $107,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $107,000+ $7,000 = $114,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $114,000+ $7,000 = $121,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $121,000+ $7,000 = $128,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $128,000+ $7,000 = $135,000; the Roll-Up Base after the Roll-Up in Contract Year 6 is $135,000+ $7,000 = $142,000; the Roll-Up Base after the Roll-Up in Contract Year 7 is $142,000+ $7,000 = $149,000.

AC2N - 107

(D) In Contract Year 1, the Step-Up Base increases to $107,500 because the hypothetical Account Value ($107,500) is larger than the Step-Up Base in Contract Year 1 ($100,000). After the Step-Up, the Step-Up Base ($107,500) is larger than the Roll-Up Base ($107,000) and therefore the Benefit Base is equal to the Step-Up Base of $107,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 8, the younger spouse has not yet reached age 60, which means it is prior to the LPA Eligibility Date. Therefore, the entire $5,000 withdrawal is a Nonguaranteed Withdrawal. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $110,653, equal to the Account Value after withdrawal ($105,653) plus the withdrawal amount ($5,000). It is calculated as follows:

•	$5,000 (Nonguaranteed Withdrawal amount) x 1.34655 ($149,000 Benefit Base divided by $110,653 Account Value) = $6,733 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and the Step-Up Base (and therefore the Benefit Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•	$149,000 Roll-Up Base – $6,733 Adjusted Nonguaranteed Withdrawal amount = $142,267 Roll-Up Base after the Nonguaranteed Withdrawal

•	$115,310 Step-Up Base - $6,733 Adjusted Nonguaranteed Withdrawal amount = $108,577 Step-Up Base after the Nonguaranteed Withdrawal

(F) In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the LPA Eligibility Date. The LPA is the Withdrawal Percentage times the Benefit Base times the Spousal Factor:

•	4.0% (Withdrawal Percentage) x $142,267 (Benefit Base) x 90% (Spousal Factor) = $5,122 (LPA)

(G) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Roll-Up Base and Step-Up Base (and therefore the Benefit Base) dollar-for-dollar.

•	$142,267 Roll-Up Base + $10,000 additional contribution amount = $152,267 Roll-Up Base after the additional contribution.

•	$108,577 Step-Up Base + $10,000 additional contribution amount = $118,577 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Benefit Base after the additional contribution:

•	4.0% (Withdrawal Percentage) x $152,267 (Benefit Base) x 90% (Spousal Factor) = $5,482 (LPA)

(H) In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $518 ($6,000 amount withdrawn - $5,482 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $81,578, equal to the Account Value after withdrawal ($81,060) plus the Nonguaranteed Withdrawal amount ($518). It is calculated as follows:

AC2N - 108

•	$518 (Nonguaranteed Withdrawal amount) x 1.86652 ($152,267 Benefit Base divided by $81,578 Account Value) = $967 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•	$152,267 Roll-Up Base - $967 Adjusted Nonguaranteed Withdrawal amount = $151,300 Roll-Up Base after the Nonguaranteed Withdrawal.

•	$118,577 Step-Up Base - $967 Adjusted Nonguaranteed Withdrawal amount = $117,610 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0%, multiplied by the Benefit Base after the withdrawal, multiplied by the 90% Spousal Factor: $151,300 x 4.0% x 90% = $5,447.

(I) In Contract Year 30, the Account Value is reduced to zero; however the Benefit Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue for as long as either the Primary Annuitant or Spousal Annuitant is alive.

AC2N - 109

Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Roll-Ups have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Annuitant's age on the Contract Date = 59

•	Initial contribution = $100,000; no additional contributions

•	Withdrawals equal to LPA in Contract Years 6-11 and 13

•	Nonguaranteed Withdrawal in Contract Year 12 in the amount of $18,784

•	Full Account Value withdrawn in Contract Year 14

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant's Age on APD*	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
1	59	$100,000	N/A	$0	$0	$99,000	$7,000 (C)	$107,000 (C)	$100,000 (D)	$107,000
2	60		N/A	$0	$0	$98,010	$7,000 (C)	$114,000 (C)	$100,000	$114,000
3	61		N/A	$0	$0	$95,070	$7,000(C)	$121,000 (C)	$100,000	$121,000
4	62		N/A	$0	$0	$92,218	$7,000(C)	$128,000 (C)	$100,000	$128,000
5	63		N/A	$0	$0	$91,295	$7,000 (C)	$135,000 (C)	$100,000	$135,000
6	64		$5,400 (E)	$5,400(E)	$0	$99,408	$0	$135,000	$100,000	$135,000
7	65		$5,400	$5,400	$0	$115,482	$0	$135,000	$115,482(F)	$135,000
8	66		$5,400	$5,400	$0	$128,317	$0	$135,000	$128,317	$135,000
9	67		$6,216(G)	$6,216	$0	$138,143	$0	$135,000	$138,143(G)	$138,143(G)
10	68		$6,216	$6,216	$0	$121,175	$0	$135,000	$138,143	$138,143
11	69		$6,216	$6,216	$0	$99,880	$0	$135,000	$138,143	$138,143
12	70		$6,216	$25,000 (H)	$42,868	$41,748	$0	$92,132(H)	$95,275(H)	$95,275
13	71		$4,287(H)	$4,287	$0	$38,168	$0	$92,132	$95,275	$95,275
14	72		$4,287	$38,168 (I)	N/A	$0	$0	$0	$0	$0
15	73		$0	$0	$0	$0	$0	$0	$0	$0
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.

AC2N - 110

(C) A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Roll-Up amount is the Roll-Up Percentage, which is 7.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Roll-Up in Contract Year 1 is calculated as follows:

•	7.00% (Roll-Up Percentage) x $100,000 (total contributions) – 7.00% (Roll-Up Percentage) x $0 (total withdrawals) = $7,000 Roll-Up amount. This calculation is the same in each of the 5 years.

The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000+ $7,000 = $107,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $107,000+ $7,000 = $114,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $114,000+ $7,000 = $121,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $121,000+ $7,000 = $128,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $128,000+ $7,000 = $135,000.

(D) In Contract Years 1-6, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Benefit Base:

•	4.0% (Withdrawal Percentage) X $135,000 (Benefit Base) = $5,400 (LPA)

(F) In Contract Year 7, the Step-Up Base increases to $115,482 because the hypothetical Account Value ($115,482) is larger than the Step-Up Base in Contract Year 1 ($100,000). However, the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base.

(G) In Contract Year 9, the Step-Up Base increases to $138,143 because the hypothetical Account Value ($138,143) is larger than the previous Step-Up Base ($100,000). After the Step-Up, the Step-Up Base ($138,143) is larger than the Roll-Up Base ($135,000) and therefore the Benefit Base is equal to the Step-Up Base of $138,143. Because the Annuitant’s attained age is 67, she has crossed into a new Withdrawal Percentage Age Band and is eligible for an increased withdrawal percentage of 4.5%. The LPA is recalculated as:

•	4.5% (Withdrawal Percentage) x $138,143 (Benefit Base) = $6,216 (LPA)

(H) A Nonguaranteed Withdrawal in the amount of $18,784 ($25,000 amount withdrawn - $6,216 LPA) is taken in Contract Year 12. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $60,532, equal to the Account Value after withdrawal ($41,748) plus the Nonguaranteed Withdrawal amount ($18,784). It is calculated as follows:

•	$18,784 (Nonguaranteed Withdrawal amount) x 2.28215 ($138,143 Benefit Base divided by $60,532 Account Value) = $42,868 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•	$135,000 Roll-Up Base - $42,868 Adjusted Nonguaranteed Withdrawal amount = $92,132 Roll-Up Base after the Nonguaranteed Withdrawal

•	$138,143 Step-Up Base - $42,868 Adjusted Nonguaranteed Withdrawal amount = $95,275 Step-Up Base after the Nonguaranteed Withdrawal

AC2N - 111

The LPA is recalculated after the withdrawal as 4.5% of the Benefit Base after the withdrawal: $95,275 x 4.5% = $4,287.

(I) A Nonguaranteed Withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate.

AC2N - 112

Appendix F

Total Annual Portfolio Operating Expense Table

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
American Funds I.S. Bond, Class 4	0.36%	0.25%	0.29%	N/A	0.90%	N/A	0.90%
American Funds I.S. Capital Income Builder, Class 4 [1]	0.49%	0.25%	0.30%	N/A	1.04%	0.26%	0.78%
American Funds I.S. Global Growth, Class 4	0.52%	0.25%	0.30%	N/A	1.07%	N/A	1.07%
American Funds I.S. Growth, Class 4	0.32%	0.25%	0.29%	N/A	0.86%	N/A	0.86%
American Funds I.S. Growth-Income, Class 4	0.26%	0.25%	0.29%	N/A	0.80%	N/A	0.80%
American Funds I.S. Managed Risk Asset Allocation, Class P2 [1,2,4]	0.15%	0.25%	0.26%	0.30%	0.96%	0.05%	0.91%
American Funds I.S. New World, Class 4 [1]	0.70%	0.25%	0.32%	N/A	1.27%	0.18%	1.09%
BlackRock Capital Appreciation V.I., Class III [3]	0.65%	0.25%	0.27%	N/A	1.17%	0.12%	1.05%
BlackRock Global Allocation V.I., Class III [3]	0.64%	0.25%	0.25%	N/A	1.14%	0.15%	0.99%
BlackRock High Yield V.I., Class III [3,4]	0.47%	0.25%	0.22%	0.01%	0.95%	0.11%	0.84%
BlackRock Total Return V.I., Class III [3,4]	0.42%	0.25%	0.36%	0.01%	1.04%	0.10%	0.94%
Columbia VP – Select Mid Cap Value, Class 1 [5]	0.82%	N/A	0.06%	N/A	0.88%	0.07%	0.81%
Columbia VP – Small Cap Value, Class 2 [4,5]	0.87%	0.25%	0.17%	N/A	1.29%	0.16%	1.13%
DWS Small Cap Index VIP, Class B [6]	0.35%	0.25%	0.21%	N/A	0.81%	0.14%	0.67%
Fidelity VIP Asset Manager, Service Class 2 [4]	0.49%	0.25%	0.11%	0.02%	0.87%	N/A	0.87%
Fidelity VIP Balanced, Service Class 2	0.39%	0.25%	0.10%	N/A	0.74%	N/A	0.74%
Fidelity VIP Bond Index, Service Class 2	0.09%	0.25%	0.05%	N/A	0.39%	N/A	0.39%
Fidelity VIP Contrafund, Service Class 2	0.54%	0.25%	0.07%	N/A	0.86%	N/A	0.86%
Fidelity VIP Disciplined Small Cap, Service Class 2	0.45%	0.25%	0.14%	N/A	0.84%	N/A	0.84%
Fidelity VIP Equity-Income, Service Class 2	0.44%	0.25%	0.09%	N/A	0.78%	N/A	0.78%
Fidelity VIP Extended Market Index, Service Class 2	0.07%	0.25%	0.06%	N/A	0.38%	N/A	0.38%
Fidelity VIP Freedom 2010, Service Class 2 [4]	N/A	0.25%	N/A	0.45%	0.70%	N/A	0.70%
Fidelity VIP Freedom 2015, Service Class 2 [4]	N/A	0.25%	N/A	0.49%	0.74%	N/A	0.74%
Fidelity VIP Freedom 2020, Service Class 2 [4]	N/A	0.25%	N/A	0.52%	0.77%	N/A	0.77%
Fidelity VIP Freedom 2025, Service Class 2 [4]	N/A	0.25%	N/A	0.54%	0.79%	N/A	0.79%
Fidelity VIP Freedom 2030, Service Class 2 [4]	N/A	0.25%	N/A	0.59%	0.84%	N/A	0.84%
Fidelity VIP Government Money Market, Initial Class	0.17%	N/A	0.09%	N/A	0.26%	N/A	0.26%
Fidelity VIP Growth, Service Class 2	0.54%	0.25%	0.09%	N/A	0.88%	N/A	0.88%

AC2N - 113

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
Fidelity VIP High Income, Service Class 2	0.55%	0.25%	0.12%	N/A	0.92%	N/A	0.92%
Fidelity VIP Index 500, Service Class 2	0.045%	0.25%	0.055%	N/A	0.35%	N/A	0.35%
Fidelity VIP International Index, Service Class 2	0.11%	0.25%	0.06%	N/A	0.42%	N/A	0.42%
Fidelity VIP Investment Grade Bond, Service Class 2	0.30%	0.25%	0.10%	N/A	0.65%	N/A	0.65%
Fidelity VIP Mid Cap, Service Class 2	0.54%	0.25%	0.08%	N/A	0.87%	N/A	0.87%
Fidelity VIP Overseas, Service Class 2	0.66%	0.25%	0.13%	N/A	1.04%	N/A	1.04%
Fidelity VIP Target Volatility, Service Class 2 [4,7]	0.30%	0.25%	0.02%	0.47%	1.04%	0.15%	0.89%
Fidelity VIP Total Market Index, Service Class 2	0.06%	0.25%	0.06%	N/A	0.37%	N/A	0.37%
FT Franklin Growth and Income VIP, Class 2 [8]	0.62%	0.25%	0.10%	N/A	0.97%	0.13%	0.84%
FT Franklin Income VIP, Class 2 [4,9]	0.46%	0.25%	N/A	0.01%	0.72%	0.01%	0.71%
FT Franklin Large Cap Growth VIP, Class 2	0.75%	0.25%	0.09%	N/A	1.09%	N/A	1.09%
FT Franklin Mutual Shares VIP, Class 2 [10]	0.68%	0.25%	0.03%	N/A	0.96%	N/A	0.96%
FT Franklin Small Cap Value VIP, Class 2 [4]	0.64%	0.25%	0.03%	0.01%	0.93%	N/A	0.93%
FT Templeton Foreign VIP, Class 2 [4,9]	0.80%	0.25%	0.05%	0.02%	1.12%	0.02%	1.10%
FT Templeton Global Bond VIP, Class 2 [4,9]	0.46%	0.25%	0.07%	0.09%	0.87%	0.11%	0.76%
FT Templeton Growth VIP, Class 2	0.82%	0.25%	0.04%	N/A	1.11%	N/A	1.11%
Guggenheim VT Global Managed Futures Strategy [4,11,12]	0.95%	N/A	0.86%	0.11%	1.92%	0.07%	1.85%
Guggenheim VT Long Short Equity [12]	0.90%	N/A	0.82%	N/A	1.72%	N/A	1.72%
Guggenheim VT Multi-Hedge Strategies [4,11,12]	1.17%	N/A	0.55%	0.18%	1.90%	0.03%	1.87%
Invesco V.I. American Franchise, Series II	0.68%	0.25%	0.19%	N/A	1.12%	N/A	1.12%
Invesco V.I. American Value, Series II	0.72%	0.25%	0.20%	N/A	1.17%	N/A	1.17%
Invesco V.I. Comstock, Series II [4,13]	0.57%	0.25%	0.17%	0.02%	1.01%	0.01%	1.00%
Invesco V.I. International Growth, Series II 4, 14	0.71%	0.25%	0.18%	0.01%	1.15%	N/A	1.15%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth, Series II 14	0.70%	0.25%	0.17%	N/A	1.12%	0.07%	1.05%
Morgan Stanley VIF Emerging Markets Debt, Class II [15]	0.75%	0.25%	0.37%	N/A	1.37%	0.20%	1.17%
Morgan Stanley VIF Emerging Markets Equity, Class II [15,16]	0.85%	0.25%	0.42%	N/A	1.52%	0.22%	1.30%
Morgan Stanley VIF U.S. Real Estate, Class II [16]	0.70%	0.25%	0.27%	N/A	1.22%	0.15%	1.07%
PIMCO VIT All Asset, Advisor Class [4,17]	0.425%	0.25%	N/A	1.14%	1.815%	0.15%	1.665%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class [4,18]	0.74%	0.25%	1.27%	0.11%	2.37%	0.11%	2.26%
PIMCO VIT International Bond (US Dollar-Hedged), Advisor Class [19]	0.75%	0.25%	0.11%	N/A	1.11%	N/A	1.11%
PIMCO VIT Long-Term U.S. Government, Advisor Class [20]	0.475%	0.25%	0.12%	N/A	0.845%	N/A	0.845%
PIMCO VIT Low Duration, Advisor Class [21]	0.50%	0.25%	0.39%	N/A	1.14%	N/A	1.14%

AC2N - 114

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
PIMCO VIT Real Return, Advisor Class [22]	0.50%	0.25%	0.88%	N/A	1.63%	N/A	1.63%
PIMCO VIT Total Return, Advisor Class [23]	0.50%	0.25%	0.21%	N/A	0.96%	N/A	0.96%
TOPS Managed Risk Moderate Growth ETF, Class 3 [4,24]	0.30%	0.35%	0.10%	0.11%	0.86%	N/A	0.86%
Touchstone VST Bond, Class SC [4,25,26,27]	0.40%	N/A	0.44%	0.02%	0.86%	N/A	0.86%
Touchstone VST Common Stock, Class SC [25,26]	0.50%	N/A	0.44%	N/A	0.94%	N/A	0.94%
Touchstone VST Aggressive ETF, Class SC [4,26]	0.25%	N/A	0.75%	0.05%	1.05%	0.25%	0.80%
Touchstone VST Conservative ETF, Class SC [4,26]	0.25%	N/A	0.79%	0.08%	1.12%	0.29%	0.83%
Touchstone VST Moderate ETF, Class SC [4,26]	0.25%	N/A	0.73%	0.07%	1.05%	0.23%	0.82%

(1)
The fund's adviser is currently reimbursing a portion of its other expenses. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund's board.

(2)
The fund's AFFE has been restated to reflect current fees. The fund's adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund's board.

(3)
As described in the “Management of the Funds” section of the fund’s prospectus, the fund's advisor has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses ("AFFE") and certain other fund expenses) to 1.50% of average daily net assets through April 30, 2021. The fund's advisor has also contractually agreed to reimburse fees, through April 30, 2021, in order to limit certain operational and recordkeeping fees to 0.08% of average daily net assets for the Capital Appreciation V.I. Fund, 0.07% of average daily net assets for the Global Allocation V.I. Fund, 0.05% of average daily net assets for the High Yield V.I. Fund, and 0.06% of average daily net assets for the Total Return V.I. Fund. The fund's advisor has contractually agreed to waive the management fee with respect to any portion of the fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by the fund's advisor or its affiliates that have a contractual management fee, through April 30, 2021. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the fund or by a vote of a majority of the outstanding voting securities of the fund.

(4)
The fund's total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the financial highlights section of the fund's prospectus because the ratio of expenses included in the financial highlights does not include AFFE.

(5)
The fund's advisor and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, AFFE, and infrequent and/or unusual expenses) through April 30, 2021, unless sooner terminated at the sole discretion of the fund's board of trustees. Under this agreement, the fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.81% for the Columbia VP -- Select Mid Cap Value Fund and 1.13% for the Columbia VP -- Small Cap Value Fund.

(6)
Through April 30, 2021, the portfolio's adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at a ratio no higher than 0.67%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses, and AFFE. The agreement may only be terminated with the consent of the fund's board.

(7)
The fund's advisor has contractually agreed to waive 0.05% of the fund’s management fee. This arrangement will remain in effect through April 30, 2021. In addition, the advisor has contractually agreed to reimburse 0.10% of class-level expenses. This arrangement will remain in effect for at least one year from the effective date of the fund’s prospectus and will remain in effect thereafter as long as Service Class 2 shares of the fund continue to be sold to unaffiliated insurance companies. If Service Class 2 shares are no longer sold to unaffiliated insurance companies, the advisor, in its sole discretion, may discontinue the arrangement.

(8)
The fund's investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, AFFE, and certain non-routine expenses) do not exceed 0.59% until April 30, 2021.

(9)	The fund's investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund until April 30, 2021.

AC2N - 115

(10)	Other expenses include 0.02% of dividend expense and security borrowing fees for securities sold short.

(11)
The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by its subsidiary. This undertaking will continue in effect for so long as the fund invests in the subsidiary, and may be terminated only with the approval of the fund’s board of trustees. The advisor also has contractually agreed through May 1, 2021, to waive the amount of the fund's management fee to the extent necessary to offset the proportionate share of any management fee paid by the fund with respect to any fund investment in an underlying fund for which the advisor or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the advisor ceases to serve as such and it can be terminated by the fund's board of trustees.

(12)
"Other Expenses” does not include fees paid to the fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this annual fund operating expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment return of the swap contracts) and represent an indirect cost of investing in the fund.

(13)
The fund's adviser has contractually agreed to waive a portion of the fund’s management fee in an amount equal to the net management fee that the adviser earns on the fund’s investments in certain affiliated funds, which will have the effect of reducing AFFE. Unless the fund's adviser continues the fee waiver agreement, it will terminate on June 30, 2021. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the fund's board of trustees.

(14)
The adviser of the Invesco V.I. International Growth Fund and Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding AFFE and certain items discussed below) to 2.50% and 1.05%, respectively, of such fund’s average daily net assets (the “expense limit”). In determining the adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Unless the adviser continues the fee waiver agreements, they will terminate on June 30, 2020 for the International Growth Fund and May 31, 2021 for the Discovery Mid Cap Growth Fund. With respect to the International Growth Fund, the adviser has also contractually agreed to waive a portion of the fund's management fee in an amount equal to the net management fee that the adviser earns on the fund's investments in certain affiliated funds, which will have the effect of reducing AFFE. Unless the adviser continues this fee waiver agreement, it will terminate on June 30, 2021. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the fund's board of trustees.

(15)
The fund's affiliated distributor has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This fee waiver will continue for at least one year or until such time as the fund's board of directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

(16)
The fund's adviser has agreed to reduce its advisory fee and/or reimburse the fund so that total annual fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed (i) 1.30% with respect to the VIF Emerging Markets Equity Portfolio and (ii) 1.07% with respect to the VIF U.S. Real Estate Portfolio. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the fund's board of directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

(17)
AFFE includes interest expense of the underlying PIMCO funds of 0.35%. Interest expense can result from certain transactions within the underlying PIMCO funds and is separate from the management fees paid to the fund's advisor. Excluding interest expense of the underlying PIMCO funds, the total annual portfolio operating expense after fee waiver and/or expenses reimbursement is 1.315% for the Advisor Class shares. The advisor has contractually agreed, through May 1, 2021, to reduce its advisory fee to the extent that the underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO funds. The advisor may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit. This waiver will automatically renew for one-year terms unless the advisor provides written notice to the trust at least 30 days prior to the end of the then current term. The fee reduction is implemented based on a calculation of underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of AFFE listed in the table above.

(18)
"Other Expenses” include interest expense of 1.27%. Interest expense is borne by the Portfolio separately from the management fees paid to the fund's advisor. Excluding interest expense, total annual portfolio operating expenses after fee waiver and/or expense reimbursement is 0.99%. The fund's advisor has contractually agreed to waive the portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) to the advisor. The Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place.

(19)
"Other Expenses” include interest expense of 0.11%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, the total annual portfolio operating expense is 1.00%.

(20)
"Other Expenses” include interest expense of 0.12%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, total annual portfolio operating expenses are 0.725%.

AC2N - 116

(21)
"Other Expenses” include interest expense of 0.39%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, total annual portfolio operating expenses are 0.75%.

(22)
Other Expenses” include interest expense of 0.88%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, the total annual portfolio operating expenses are 0.75%.

(23)
Other Expenses” include interest expense of 0.21%. Interest expense is borne by the Portfolio separately from the management fees paid to the advisor. Excluding interest expense, the total annual portfolio operating expenses are 0.75%.

(24)	Other expenses are contractually limited to 0.10%.

(25)	Class SC shares commenced operations on July 10, 2019.

(26)
The advisor and the trust have entered into a contractual expense limitation agreement whereby the advisor will waive a portion of its fees or reimburse certain fund expenses (excluding dividend and interest expense related to short sales, interest, taxes, brokerage commissions and other transaction costs, portfolio transactions and investment related expenses, including expenses associated with the fund's liquidity providers, other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles, the cost of AFFE, if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 0.97% of average daily net assets of the Bond Fund, 1.06% of average daily net assets of the Common Stock Fund, and 0.75% of average daily net assets of the Aggressive ETF, Conservative ETF, and Moderate ETF. This contractual expense limitation is effective through April 30, 2021, but can be terminated by a vote of the fund’s board of trustees if it deems the termination beneficial to the fund's shareholders. The terms of the contractual expense limitation agreement provide that the advisor is entitled to recoup, subject to approval by the fund’s board, such amounts waived or reimbursed for a period of up to three years from the date on which the advisor reduced its compensation or assumed expenses for the fund. The fund will make repayments to the advisor only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the fund's current expense limitation.

(27)
Total annual fund operating expenses after fee waiver and/or expense reimbursement has been restated to reflect the fund's gross expenses and will differ from the ratio of net expenses to average net assets that is included in the fund's annual report for the fiscal year ended December 31, 2019.

AC2N - 117

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To request a copy of the Statement of Additional Information for the National Integrity Life AnnuiChoice II (May 1, 2020) remove this page and mail it to us at the Administrative Office listed in the Glossary, or call us at the number listed in the Glossary.

Name:_____________________________ Phone: ___________________________	Address:_______________________________ ______________________________________

AC2N - 119

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2020

AnnuiChoice® II (includes AnnuiChoice)
Deferred Flexible Premium Variable Annuity
Issued By National Integrity Life Insurance Company
Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the variable annuity prospectus dated May 1, 2020.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, PO Box 5720 Cincinnati, Ohio 45201-5720, or by calling 1-800-433-1778.

Table of Contents	Page
General Information and History.....................................................................................................................	1
Administration and Distribution of the Contracts............................................................................................	1
Performance Data and Illustrations................................................................................................................	2
Distributions from Tax-Favored Retirement Programs...................................................................................	4
Financial Statements.....................................................................................................................................	5

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The administrative office is located at 400 Broadway, Cincinnati, Ohio 45202. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration
National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). National Integrity has entered into Service Agreements with Integrity and WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts. Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian
National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter
Touchstone Securities, Inc. (Touchstone Securities), 400 Broadway, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts. Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA). The Contracts are offered through Touchstone Securities on a continuous basis. The amount of distribution allowances paid to Touchstone Securities from National Integrity for underwriting its variable annuities was $2,229,165 in 2019, $2,265,535 in 2018, $1,945,802 in 2017. Touchstone Securities did not retain distribution allowances during these years.

Sales
The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives. We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers' sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer. These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and National Integrity during the last calendar year.

American Portfolio Financial Services	Huntington Investment Company, Inc.
Ann Arbor Annuity Exchange, Inc.	Infinex Investments, Inc.
Arvest Investments, Inc.	LPL Financial LLC
Ash Brokerage	M&T Securities, Inc.
BMO Harris	PNC Investments, LLC
Cetera Investment Services	The Marketing Alliance, Inc.
Commerce Brokerage Services, Inc.	Zenith Marketing Group
Crump Life Insurance Services, Inc.
Cuso Financial Services
Fifth Third Securities, Inc.
Financial Independence Group, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information. Performance information may be based on historical returns of the Variable Account Options. At any time in the future, performance will likely be higher or lower than in the past. Historical performance does not predict future results.

Performance Data
In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units. Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown. Premium taxes, if applicable, are not reflected. Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

2

Investors should realize that a Variable Account Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown. Average annual returns are calculated using this formula:
P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date, which represents the date the Variable Account Option was available in the Contract. Standardized returns reflect the standard death benefit and the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider (GLIA) is not included. If the cost of the GLIA Rider was included, the returns would be lower.

Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract. Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include the standard death benefit and Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge. One set also reflects the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider is not included. If the cost of the GLIA Rider was included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations
National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations. The illustrations may include contract values and returns for some or all of the Variable Account Options. Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions From Tax-Favored Qualified Retirement Programs

Distributions from qualified plans are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of qualified plans, including Roth IRAs. You should consult with your tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Internal Revenue Code provides that any amount received under a qualified contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7);

3)
distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;

4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);

5)
distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);

6)	distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));

7)
distributions from an IRA for the health insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;

9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));

10)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

11)	distributions made on account of an IRS levy upon a qualified contract.

With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.

Participants in qualified plans (other than IRAs), with the exception of five-percent owners, generally must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches the qualified age under IRS regulations (for an owner that reached age 70½ on or before December 31, 2019, age 70½, and for an owner that reaches age 70½ on or after January 1, 2020, age 72) or (ii) the calendar year in which the participant retires. Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches the qualified age under IRS regulations. Owners of Roth IRAs are not required to take distributions during their lifetime. Distributions from certain TSA plans can be deferred until age 75. After death, distribution rules apply to traditional and Roth IRAs. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable

4

to after-tax contributions. All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020, contains provisions relaxing certain requirements applicable to distributions from certain retirement plans, individual retirement accounts and individual retirement annuities. Among other things, it waives required minimum distribution payments for 2020 from certain types of retirement plans.  The CARES Act also waives certain early withdrawal penalties on withdrawals of up to $100,000 by participants in certain types of retirement plans, who meet applicable eligibility requirements (generally that an individual, or an individual’s spouse or dependents has been diagnosed with coronavirus, or the individual has otherwise experienced adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus, among other things).

We are not permitted to make distributions from a Contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences. You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2019, and for the periods indicated in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policyholders dated March 3, 2000. You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

5

FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company
Year Ended December 31, 2019
With Report of Independent Registered
Public Accounting Firm

Separate Account I
of
National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2019

Report of Independent Registered Public Accounting Firm

The Board of Directors of National Integrity Life Insurance Company and
The Contract Owners of Separate Account I of National Integrity Life Insurance Company

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in Appendix A that comprise Separate Account I of National Integrity Life Insurance Company (the Separate Account), as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each the periods indicated in Appendix A, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1993.
Cincinnati, Ohio
April 20, 2020

1

Appendix A
Subaccounts comprising Separate Account I of National Integrity Life Insurance Company

Subaccounts	Statement of operations	Statement of change in net assets
American Funds Insurance Series
Non-Affiliated Class 2	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds I.S. Managed Risk Asset Allocation Fund
Non-Affiliated Class 4
American Funds I.S. Bond Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund
American Funds I.S. Growth Fund
American Funds I.S. Growth-Income Fund
American Funds I.S. New World Fund

BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Columbia Funds Variable Portfolios
Non-Affiliated Class 1
Columbia VP - Select Mid Cap Value Fund
Non-Affiliated Class 2
Columbia VP - Small Cap Value Fund

DWS Investments VIT Funds
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund

Fidelity Variable Insurance Products
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Government Money Market

2

Non-Affiliated Service Class:	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity VIP Growth Portfolio
Fidelity VIP Mid Cap Portfolio
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Disciplined Small Cap Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Freedom 2010 Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Target Volatility Portfolio

Franklin Templeton VIP Trust
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Small Cap Value VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund

Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund
Guggenheim VT Multi-Hedge Strategies Fund
Guggenheim VT Long Short Equity Fund

3

iShares Trust	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ETF Shares:
iShares® Core S&P 500 ETF
iShares® Core S&P Mid-Cap ETF
iShares® Core S&P Small-Cap ETF
iShares® Core U.S. Aggregate Bond ETF
iShares® iBoxx $ High Yield Corporate Bond ETF
iShares® Intermediate-Term Corporate Bond ETF
iShares® International Treasury Bond ETF
iShares® S&P 500 Growth ETF
iShares® S&P 500 Value ETF
iShares® TIPS Bond ETF

Invesco (AIM) Variable Insurance Funds
Non-Affiliated Class 2:
Invesco V.I. American Franchise Fund
Invesco V.I. American Value Fund
Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund
Invesco V.I. Mid Cap Growth Fund

JPMorgan Insurance Trust
Non-Affiliated Class 1:
JP Morgan IT Mid Cap Value

Morgan Stanley Variable Insurance Funds, Inc.
Non-Affiliated Class 1:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio
Non-Affiliated Class 2:
Morgan Stanley VIF Emerging Markets Debt Portfolio
Morgan Stanley VIF Emerging Markets Equity Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio

Pimco Variable Insurance Trust
Advisor Class:
PIMCO VIT All Asset Portfolio
PIMCO VIT International Bond Portfolio (US Dollar Hedged)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

4

Northern Lights Variable Trust	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Non-Affiliated Class 3:
TOPS® Managed Risk Moderate Growth ETF Portfolio

Touchstone Variable Series Trust
Affiliated (*Service Class):
*Touchstone VST Aggressive ETF Fund
*Touchstone VST Conservative ETF Fund
*Touchstone VST Moderate ETF Fund

The Vanguard Index Funds
ETF Shares:
Vanguard® Developed Markets Index Fund, ETF Shares
Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares
Vanguard® Real Estate Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Vanguard® Total Bond Market Index Fund, ETF Shares
Fidelity Variable Insurance Products	For the period from July 12, 2019 (commencement of operations) through December 31, 2019
Non-Affiliated Service Class 2:
Fidelity VIP Bond Index Portfolio
Fidelity VIP Extended Market Index Portfolio
Fidelity VIP International Index Portfolio
Fidelity VIP Total Market Index Portfolio

Touchstone Variable Series Trust	For the period from January 1, 2019 through July 11, 2019	For the year ended December 31, 2018 and the period from January 1, 2019 through July 11, 2019
Affiliated:
Touchstone VST Active Bond Fund
Touchstone VST Focused Fund
Touchstone VST Large Cap Core Equity Fund
Touchstone Variable Series Trust	For the period from July 12, 2019 (commencement of operations) through December 31, 2019
Affiliated (*Service Class):
*Touchstone VST Bond Fund
*Touchstone VST Common Stock Fund

5

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities
December 31, 2019

Subaccount	Investments at fair value	Receivable from (payable to) the general account of National Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Affiliated:
Touchstone VST Aggressive ETF Fund	$5,628,414	$5	$5,628,419	$18.15	to	$27.04	249,762
Touchstone VST Bond Fund (b)	2,129,061	(4)	2,129,057	10.17	to	10.20	209,220
Touchstone VST Common Stock Fund (b)	19,789,047	3	19,789,050	10.78	to	10.81	1,833,714
Touchstone VST Conservative ETF Fund	5,619,430	3	5,619,433	14.74	to	18.42	330,844
Touchstone VST Moderate ETF Fund	6,854,757	(8)	6,854,749	16.70	to	21.04	375,718
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	2,022,544	—	2,022,544	20.72	to	33.75	75,815
Fidelity VIP Overseas Portfolio	1,222,753	(6)	1,222,747	11.80	to	47.53	36,289
Fidelity VIP Equity-Income Portfolio	7,810,013	1	7,810,014	31.28	to	110.36	92,599
Fidelity VIP Growth Portfolio	5,227,289	1	5,227,290			181.86	28,743
Fidelity VIP High Income Portfolio	1,742,800	—	1,742,800			31.00	56,225
Fidelity VIP Asset Manager Portfolio	2,776,765	—	2,776,765			60.68	45,757
Fidelity VIP Contrafund® Portfolio	13,550,838	—	13,550,838	50.00	to	98.42	177,867
Fidelity VIP Index 500 Portfolio	4,689,645	3	4,689,648	23.34	to	83.03	100,901
Fidelity VIP Investment Grade Bond Portfolio	1,426,180	1	1,426,181	12.41	to	38.87	75,559
Fidelity VIP Government Money Market	3,369,377	(4)	3,369,373	9.53	to	9.98	343,935
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	323,204	(3)	323,201			26.49	12,200
Fidelity VIP Mid Cap Portfolio	2,892,056	(2)	2,892,054	68.96	to	72.23	41,338
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	1,103,127	(7)	1,103,120	15.40	to	22.06	64,872
Fidelity VIP Balanced Portfolio	10,559,692	(3)	10,559,689	18.93	to	27.98	498,139
Fidelity VIP Bond Index Portfolio (b)	84,928	—	84,928	10.15	to	10.15	8,369
Fidelity VIP Contrafund® Portfolio	17,645,539	—	17,645,539	21.59	to	40.90	667,142
Fidelity VIP Disciplined Small Cap Portfolio	1,546,404	—	1,546,404	17.07	to	23.05	86,525
Fidelity VIP Equity-Income Portfolio	3,356,255	(6)	3,356,249	15.62	to	26.16	176,334
Fidelity VIP Extended Market Index Portfolio (b)	36,575	—	36,575	10.55	to	10.55	3,467
Fidelity VIP Freedom 2010 Portfolio	396,680	7	396,687	14.94	to	15.56	25,948
Fidelity VIP Freedom 2015 Portfolio	413,497	2	413,499	15.41	to	16.59	26,332
Fidelity VIP Freedom 2020 Portfolio	652,544	1	652,545	15.45	to	16.44	41,985
Fidelity VIP Freedom 2025 Portfolio	1,968,579	(1)	1,968,578	16.32	to	17.38	120,000
Fidelity VIP Freedom 2030 Portfolio	363,113	5	363,118	16.32	to	19.60	21,761
Fidelity VIP Growth Portfolio	3,900,030	(2)	3,900,028	22.95	to	34.46	136,009
Fidelity VIP High Income Portfolio	6,807,295	(6)	6,807,289	14.81	to	26.68	336,321
Fidelity VIP Index 500 Portfolio	29,166,158	(1)	29,166,157	21.89	to	32.38	1,273,461
Fidelity VIP International Index Portfolio (b)	1,511	1	1,512	10.65	to	10.65	142
Fidelity VIP Investment Grade Bond Portfolio	15,004,688	7	15,004,695	12.12	to	18.64	1,065,397
Fidelity VIP Mid Cap Portfolio	8,715,718	(5)	8,715,713	19.17	to	45.68	335,299
Fidelity VIP Overseas Portfolio	2,672,888	(1)	2,672,887	11.24	to	22.72	196,054
Fidelity VIP Target Volatility Portfolio	485,798	—	485,798	13.32	to	13.65	36,375
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	1,538,826	(9)	1,538,817	18.69	to	19.56	80,136
Franklin Growth and Income VIP Fund	1,750,810	3	1,750,813	30.72	to	30.72	56,994
Franklin Income VIP Fund	3,052,864	(3)	3,052,861	28.69	to	29.27	106,352
JP Morgan IT Mid Cap Value	629,908	(3)	629,905	25.85	to	39.09	17,757
Morgan Stanley VIF Emerging Markets Debt Portfolio	107,162	2	107,164	27.67	to	35.02	3,259
Morgan Stanley VIF U.S. Real Estate Portfolio	714,048	(3)	714,045	16.83	to	49.74	17,178
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	2,148,429	4	2,148,433	13.15	to	13.61	162,954
Columbia VP – Small Cap Value Fund	1,750,674	1	1,750,675	20.35	to	28.58	64,562
Franklin Growth and Income VIP Fund	4,983,198	1	4,983,199	17.39	to	31.25	214,960
Franklin Income VIP Fund	14,512,892	(3)	14,512,889	15.12	to	29.19	841,738
Franklin Large Cap Growth VIP Fund	5,003,122	(4)	5,003,118	21.24	to	35.12	169,663
Franklin Mutual Shares VIP Fund	9,919,352	(3)	9,919,349	14.25	to	28.91	592,600
Franklin Small Cap Value VIP Fund	1,103,579	6	1,103,585	18.42	to	23.32	57,571
Invesco V.I. American Franchise Fund	356,087	—	356,087	25.61	to	38.17	11,579
Invesco V.I. American Value Fund	7,406,337	—	7,406,337	18.52	to	20.96	386,043
Invesco V.I. Comstock Fund	3,721,654	1	3,721,655	17.19	to	33.97	187,984
Invesco V.I. International Growth Fund	2,145,714	—	2,145,714	13.06	to	13.59	161,872
Invesco V.I. Mid Cap Growth Fund	305,347	—	305,347	15.17	to	15.40	20,092
Templeton Foreign VIP Fund	4,336,311	(3)	4,336,308	9.90	to	22.58	365,814
Templeton Global Bond VIP Fund	585,240	(3)	585,237	9.42	to	9.68	61,666
Templeton Growth VIP Fund	1,233,773	5	1,233,778	10.94	to	23.32	75,407
Morgan Stanley VIF Emerging Markets Debt Portfolio	953,060	—	953,060	12.98	to	26.56	59,739
Morgan Stanley VIF Emerging Markets Equity Portfolio	2,322,799	—	2,322,799	9.26	to	39.99	145,981
Morgan Stanley VIF U.S. Real Estate Portfolio	2,526,380	3	2,526,383	12.90	to	39.45	169,088

(a) Name Change. See Note 1.	6
(b) New Underlying Fund. See Note 1

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2019

Subaccount	Investments at fair value	Receivable from (payable to) the general account of National Integrity	Net Assets	Unit Value Range (Lowest to Highest)			Units Outstanding
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	$3,163,985	$(6)	$3,163,979	$23.16	to	$24.09	134,364
BlackRock Global Allocation V.I. Fund	612,543	—	612,543	12.79	to	13.48	47,393
BlackRock High Yield V.I. Fund	210,299	—	210,299	12.09	to	12.27	17,341
BlackRock Total Return V.I. Fund	302,668	(3)	302,665	10.50	to	10.58	28,811
TOPS® Managed Risk Moderate Growth ETF Portfolio	1,152,671	1	1,152,672	11.91	to	12.24	96,638
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	679,668	3	679,671	10.47	to	10.62	64,836
American Funds I.S. Capital Income Builder Fund	3,031,500	—	3,031,500	11.16	to	11.45	269,536
American Funds I.S. Global Growth Fund	2,254,642	4	2,254,646	16.67	to	17.14	133,112
American Funds I.S. Growth Fund	2,567,271	1	2,567,272	19.82	to	20.37	128,388
American Funds I.S. Growth-Income Fund	3,012,851	5	3,012,856	17.72	to	18.21	168,554
American Funds I.S. New World Fund	936,963	1	936,964	12.48	to	12.79	74,304
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	431,383	3	431,386	33.58	to	35.28	12,471
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	1,677,648	5	1,677,653	18.57	to	32.13	75,046
Advisor Class:
PIMCO VIT All Asset Portfolio	1,532,510	(7)	1,532,503	12.94	to	14.52	109,953
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	40,211	1	40,212	10.96	to	11.12	3,650
PIMCO VIT CommodityRealReturn® Strategy Portfolio	1,280,147	(3)	1,280,144	3.90	to	5.46	318,288
PIMCO VIT Long-Term U.S. Government Portfolio	200,343	6	200,349	11.30	to	11.65	17,362
PIMCO VIT Low Duration Portfolio	2,124,795	(4)	2,124,791	10.28	to	11.92	189,245
PIMCO VIT Real Return Portfolio	905,845	3	905,848	10.96	to	12.72	74,088
PIMCO VIT Total Return Portfolio	19,493,645	5	19,493,650	11.85	to	14.84	1,375,761
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	167,848	—	167,848	6.17	to	7.76	26,773
Guggenheim VT Multi-Hedge Strategies Fund	344,756	7	344,763	8.43	to	10.77	39,806
Guggenheim VT Long Short Equity Fund	71,584	—	71,584	9.87	to	11.94	7,059
ETF Shares:
iShares® Core S&P 500 ETF	18,622,010	(1)	18,622,009	61.04	to	65.80	299,640
iShares® Core S&P Mid-Cap ETF	5,399,323	(1)	5,399,322	51.22	to	56.58	100,670
iShares® Core S&P Small-Cap ETF	2,869,836	—	2,869,836	54.16	to	59.73	50,686
iShares® Core U.S. Aggregate Bond ETF	581,931	7	581,938	25.15	to	28.74	22,975
iShares® iBoxx $ High Yield Corporate Bond ETF	74,275	2	74,277	31.74	to	34.05	2,265
iShares® Intermediate-Term Corporate Bond ETF	715,836	2	715,838	27.40	to	29.40	26,046
iShares® International Treasury Bond ETF	2,325,631	3	2,325,634	21.93	to	23.82	104,140
iShares® S&P 500 Growth ETF	2,339,276	(1)	2,339,275	65.12	to	72.17	35,198
iShares® S&P 500 Value ETF	519,766	1	519,767	54.71	to	59.22	9,195
iShares® TIPS Bond ETF	126,674	2	126,676	22.69	to	24.35	5,517
Vanguard® Developed Markets Index Fund, ETF Shares	2,603,073	3	2,603,076	32.11	to	38.62	71,476
Vanguard® Dividend Appreciation Index Fund, ETF Shares	1,048,545	—	1,048,545	54.58	to	58.55	18,989
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	222,072	2	222,074	23.91	to	29.81	7,934
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	61,060	1	61,061	31.92	to	34.14	1,882
Vanguard® Large-Cap Index Fund, ETF Shares	727,554	—	727,554	60.50	to	65.24	11,825
Vanguard® Mega Cap Index Fund, ETF Shares	140,191	3	140,194	61.96	to	66.98	2,201
Vanguard® Real Estate Index Fund, ETF Shares	243,969	(1)	243,968	46.76	to	50.17	5,148
Vanguard® Short-Term Bond Index Fund, ETF Shares	14,575	—	14,575	22.84	to	24.42	618
Vanguard® Total Bond Market Index Fund, ETF Shares	17,584,050	4	17,584,054	25.15	to	28.83	685,904

(a) Name Change. See Note 1.	7
(b) New Underlying Fund. See Note 1

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations
For the Year Ended December 31, 2019

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone VST Active Bond Fund (c)	$86,409	$19,138	$67,271	$(8,760)	$—	$83,981	$75,221	$142,492
Touchstone VST Aggressive ETF Fund	92,037	78,605	13,432	179,469	302,255	538,594	1,020,318	1,033,750
Touchstone VST Bond Fund (b)	27,618	15,417	12,201	5,407	—	26,762	32,169	44,370
Touchstone VST Common Stock Fund (b)	103,101	124,922	(21,821)	(9,030)	213,008	1,166,216	1,370,194	1,348,373
Touchstone VST Conservative ETF Fund	149,865	90,016	59,849	(47,938)	30,835	737,935	720,832	780,681
Touchstone VST Focused Fund (c)	104,395	116,885	(12,490)	282,833	656,494	1,493,513	2,432,840	2,420,350
Touchstone VST Large Cap Core Equity Fund (c)	42,339	25,826	16,513	394,901	579,998	(501,489)	473,410	489,923
Touchstone VST Moderate ETF Fund	145,251	102,753	42,498	(208,678)	349,204	963,493	1,104,019	1,146,517
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	33,024	25,977	7,047	22,419	87,602	269,782	379,803	386,850
Fidelity VIP Overseas Portfolio	19,727	16,077	3,650	20,343	42,525	202,304	265,172	268,822
Fidelity VIP Equity-Income Portfolio	147,382	100,776	46,606	86,879	475,562	1,070,784	1,633,225	1,679,831
Fidelity VIP Growth Portfolio	12,736	66,588	(53,852)	332,913	302,192	779,023	1,414,128	1,360,276
Fidelity VIP High Income Portfolio	88,082	22,491	65,591	349	—	129,837	130,186	195,777
Fidelity VIP Asset Manager Portfolio	47,446	36,654	10,792	(3,007)	114,444	291,287	402,724	413,516
Fidelity VIP Contrafund® Portfolio	58,756	177,546	(118,790)	751,307	1,487,661	1,228,908	3,467,876	3,349,086
Fidelity VIP Index 500 Portfolio	86,002	60,946	25,056	290,696	66,605	762,756	1,120,057	1,145,113
Fidelity VIP Investment Grade Bond Portfolio	38,688	20,182	18,506	2,838	—	94,004	96,842	115,348
Fidelity VIP Government Money Market	115,969	81,051	34,918	—	—	—	—	34,918
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	536	4,650	(4,114)	43,919	22,000	31,912	97,831	93,717
Fidelity VIP Mid Cap Portfolio	22,258	38,710	(16,452)	49,020	318,333	207,075	574,428	557,976
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	16,917	14,395	2,522	(16,068)	40,284	119,471	143,687	146,209
Fidelity VIP Balanced Portfolio	149,808	131,068	18,740	117,376	421,855	1,279,052	1,818,283	1,837,023
Fidelity VIP Bond Index Portfolio (b)	1,300	250	1,050	(6)	251	(1,749)	(1,504)	(454)
Fidelity VIP Contrafund® Portfolio	36,537	254,374	(217,837)	498,701	2,042,138	2,070,548	4,611,387	4,393,550
Fidelity VIP Disciplined Small Cap Portfolio	11,579	20,038	(8,459)	(24,822)	116,123	186,289	277,590	269,131
Fidelity VIP Equity-Income Portfolio	58,087	44,415	13,672	9,875	199,564	468,016	677,455	691,127
Fidelity VIP Extended Market Index Portfolio (b)	321	194	127	7	347	2,622	2,976	3,103
Fidelity VIP Freedom 2010 Portfolio	7,508	6,130	1,378	8,626	18,991	27,011	54,628	56,006
Fidelity VIP Freedom 2015 Portfolio	7,200	6,496	704	2,099	30,287	29,412	61,798	62,502
Fidelity VIP Freedom 2020 Portfolio	11,284	9,710	1,574	7,655	34,457	60,875	102,987	104,561
Fidelity VIP Freedom 2025 Portfolio	33,508	27,895	5,613	5,510	50,868	255,525	311,903	317,516
Fidelity VIP Freedom 2030 Portfolio	5,984	6,862	(878)	52,091	20,566	20,929	93,586	92,708
Fidelity VIP Growth Portfolio	1,847	48,683	(46,836)	91,572	210,372	692,311	994,255	947,419
Fidelity VIP High Income Portfolio	342,353	75,587	266,766	96,722	—	(33,801)	62,921	329,687
Fidelity VIP Index 500 Portfolio	473,144	397,331	75,813	1,227,831	398,652	5,073,245	6,699,728	6,775,541
Fidelity VIP International Index Portfolio (b)	30	1	29	—	3	28	31	60

(a) Name Change. See Note 1.	8
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2019

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond Portfolio	$376,328	$215,275	$161,053	$22,450	$—	$904,085	$926,535	$1,087,588
Fidelity VIP Mid Cap Portfolio	54,881	110,394	(55,513)	(96,039)	754,618	765,703	1,424,282	1,368,769
Fidelity VIP Overseas Portfolio	38,120	46,219	(8,099)	237,667	159,068	399,899	796,634	788,535
Fidelity VIP Target Volatility Portfolio	6,333	7,034	(701)	888	11,092	59,831	71,811	71,110
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	—	18,946	(18,946)	39,277	—	324,583	363,860	344,914
Franklin Growth and Income VIP Fund	42,738	23,169	19,569	68,816	91,020	188,599	348,435	368,004
Franklin Income VIP Fund	180,748	43,626	137,122	55,211	51,991	204,103	311,305	448,427
JP Morgan IT Mid Cap Value	11,176	9,253	1,923	42,608	46,400	51,354	140,362	142,285
Morgan Stanley VIF Emerging Markets Debt Portfolio	5,973	1,514	4,459	(3,218)	—	12,686	9,468	13,927
Morgan Stanley VIF U.S. Real Estate Portfolio	13,573	10,439	3,134	32,268	26,984	52,569	111,821	114,955
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	46,647	30,200	16,447	5,788	85,603	187,362	278,753	295,200
Columbia VP – Small Cap Value Fund	4,688	24,983	(20,295)	(57,504)	153,127	212,051	307,674	287,379
Franklin Growth and Income VIP Fund	108,172	68,285	39,887	128,849	257,169	607,438	993,456	1,033,343
Franklin Income VIP Fund	774,872	216,059	558,813	(17,270)	234,197	1,101,237	1,318,164	1,876,977
Franklin Large Cap Growth VIP Fund	—	68,632	(68,632)	54,764	619,392	735,649	1,409,805	1,341,173
Franklin Mutual Shares VIP Fund	176,931	142,280	34,651	32,761	946,033	784,056	1,762,850	1,797,501
Franklin Small Cap Value VIP Fund	10,932	15,156	(4,224)	(61,285)	174,179	112,871	225,765	221,541
Invesco V.I. American Franchise Fund	—	3,895	(3,895)	9,978	39,765	35,680	85,423	81,528
Invesco V.I. American Value Fund	30,039	96,475	(66,436)	(135,424)	533,804	1,039,346	1,437,726	1,371,290
Invesco V.I. Comstock Fund	59,407	49,459	9,948	(18,301)	453,618	260,690	696,007	705,955
Invesco V.I. International Growth Fund	25,780	27,767	(1,987)	11,804	129,584	297,474	438,862	436,875
Invesco V.I. Mid Cap Growth Fund	—	3,741	(3,741)	(1,793)	41,377	22,100	61,684	57,943
Templeton Foreign VIP Fund	68,692	59,136	9,556	(96,388)	41,000	479,921	424,533	434,089
Templeton Global Bond VIP Fund	32,247	7,408	24,839	(12,541)	—	(6,895)	(19,436)	5,403
Templeton Growth VIP Fund	34,513	18,127	16,386	(6,286)	237,089	(92,789)	138,014	154,400
Morgan Stanley VIF Emerging Markets Debt Portfolio	50,423	13,665	36,758	(9,699)	—	80,016	70,317	107,075
Morgan Stanley VIF Emerging Markets Equity Portfolio	21,977	31,689	(9,712)	17,633	149,704	201,278	368,615	358,903
Morgan Stanley VIF U.S. Real Estate Portfolio	39,680	35,442	4,238	72,247	92,208	207,516	371,971	376,209
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	—	40,875	(40,875)	(58,191)	530,672	286,750	759,231	718,356
BlackRock Global Allocation V.I. Fund	7,549	9,226	(1,677)	(4,245)	24,011	72,658	92,424	90,747
BlackRock High Yield V.I. Fund	8,617	2,442	6,175	(24)	—	12,522	12,498	18,673
BlackRock Total Return V.I. Fund	6,060	3,640	2,420	(43)	1,036	11,954	12,947	15,367
TOPS® Managed Risk Moderate Growth ETF Portfolio	23,822	17,339	6,483	4,673	48,646	88,995	142,314	148,797
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	15,506	8,957	6,549	(1,114)	—	33,974	32,860	39,409
American Funds I.S. Capital Income Builder Fund	61,045	30,091	30,954	5,969	—	288,047	294,016	324,970

(a) Name Change. See Note 1.	9
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2019

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4 (continued):
American Funds I.S. Global Growth Fund	$19,095	$25,737	$(6,642)	$19,021	$102,249	$422,807	$544,077	$537,435
American Funds I.S. Growth Fund	12,641	30,234	(17,593)	9,145	214,748	305,865	529,758	512,165
American Funds I.S. Growth-Income Fund	41,795	41,231	564	14,189	281,585	289,581	585,355	585,919
American Funds I.S. New World Fund	6,500	11,126	(4,626)	12,173	29,674	147,771	189,618	184,992
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	4,606	5,757	(1,151)	(3,801)	37,912	54,311	88,422	87,271
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	11,129	19,774	(8,645)	8,227	123,259	180,863	312,349	303,704
Advisor Class:
PIMCO VIT All Asset Portfolio	42,113	21,737	20,376	(9,244)	—	137,252	128,008	148,384
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	479	399	80	8	126	856	990	1,070
PIMCO VIT CommodityRealReturn® Strategy Portfolio	56,813	20,041	36,772	(237,080)	—	317,729	80,649	117,421
PIMCO VIT Long-Term U.S. Government Portfolio	3,891	2,584	1,307	2,567	—	18,774	21,341	22,648
PIMCO VIT Low Duration Portfolio	52,781	29,374	23,407	(3,601)	—	26,239	22,638	46,045
PIMCO VIT Real Return Portfolio	19,331	18,494	837	(58,400)	—	139,424	81,024	81,861
PIMCO VIT Total Return Portfolio	575,681	295,048	280,633	(128,415)	—	1,131,174	1,002,759	1,283,392
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	2,246	3,586	(1,340)	(14,765)	—	32,488	17,723	16,383
Guggenheim VT Multi-Hedge Strategies Fund	8,505	5,485	3,020	4,720	—	5,411	10,131	13,151
Guggenheim VT Long Short Equity Fund	442	1,116	(674)	(1,364)	—	4,876	3,512	2,838
ETF Shares:
iShares® Core S&P 500 ETF	438,050	500,948	(62,898)	2,752,485	—	2,111,580	4,864,065	4,801,167
iShares® Core S&P Mid-Cap ETF	96,212	144,321	(48,109)	562,468	—	644,681	1,207,149	1,159,040
iShares® Core S&P Small-Cap ETF	44,851	76,219	(31,368)	271,765	—	288,672	560,437	529,069
iShares® Core U.S. Aggregate Bond ETF	17,281	17,098	183	19,904	—	15,078	34,982	35,165
iShares® iBoxx $ High Yield Corporate Bond ETF	5,767	2,850	2,917	4,902	—	4,717	9,619	12,536
iShares® Intermediate-Term Corporate Bond ETF	24,569	19,014	5,555	6,255	—	62,519	68,774	74,329
iShares® International Treasury Bond ETF	5,580	63,793	(58,213)	(11,455)	—	104,171	92,716	34,503
iShares® S&P 500 Growth ETF	40,567	59,282	(18,715)	255,784	—	327,518	583,302	564,587
iShares® S&P 500 Value ETF	11,334	12,216	(882)	26,817	—	95,831	122,648	121,766
iShares® TIPS Bond ETF	2,211	3,166	(955)	395	—	6,868	7,263	6,308
Vanguard® Developed Markets Index Fund, ETF Shares	85,324	69,723	15,601	106,747	—	358,799	465,546	481,147
Vanguard® Dividend Appreciation Index Fund, ETF Shares	19,938	28,786	(8,848)	102,401	—	155,265	257,666	248,818
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	8,472	6,702	1,770	7,959	—	29,962	37,921	39,691
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2,109	1,144	965	1,352	—	4,558	5,910	6,875
Vanguard® Large-Cap Index Fund, ETF Shares	13,486	17,950	(4,464)	29,364	—	139,806	169,170	164,706
Vanguard® Mega Cap Index Fund, ETF Shares	2,682	3,317	(635)	14,118	—	19,627	33,745	33,110
Vanguard® Real Estate Index Fund, ETF Shares	9,433	7,234	2,199	15,315	—	45,377	60,692	62,891
Vanguard® Short-Term Bond Index Fund, ETF Shares	376	373	3	(26)	—	485	459	462
Vanguard® Total Bond Market Index Fund, ETF Shares	523,310	487,758	35,552	592,851	—	528,124	1,120,975	1,156,527

(a) Name Change. See Note 1.	10
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Active Bond Fund (c)	$67,271	$(8,760)	$83,981	$142,492	$1,625	$(404,189)	$(2,193,194)	$(7,101)	$(2,602,859)	$(2,460,367)	$2,460,367	$—	7,554	193,716	(186,162)
Touchstone VST Aggressive ETF Fund	13,432	481,724	538,594	1,033,750	138,189	(648,419)	(148,398)	(8,982)	(667,610)	366,140	5,262,279	5,628,419	4,839	38,377	(33,538)
Touchstone VST Bond Fund (b)	12,201	5,407	26,762	44,370	40,735	(162,268)	2,212,784	(6,564)	2,084,687	2,129,057	—	2,129,057	234,133	24,913	209,220
Touchstone VST Common Stock Fund (b)	(21,821)	203,978	1,166,216	1,348,373	20,309	(1,041,391)	19,474,212	(12,453)	18,440,677	19,789,050	—	19,789,050	1,971,207	137,493	1,833,714
Touchstone VST Conservative ETF Fund	59,849	(17,103)	737,935	780,681	155,043	(1,283,976)	(60,291)	(10,252)	(1,199,476)	(418,795)	6,038,228	5,619,433	5,109	79,505	(74,396)
Touchstone VST Focused Fund (c)	(12,490)	939,327	1,493,513	2,420,350	57,744	(898,095)	(16,125,422)	(9,400)	(16,975,173)	(14,554,823)	14,554,823	—	6,600	572,289	(565,689)
Touchstone VST Large Cap Core Equity Fund (c)	16,513	974,899	(501,489)	489,923	31,925	(166,160)	(3,537,357)	(4,446)	(3,676,038)	(3,186,115)	3,186,115	—	9,272	175,326	(166,054)
Touchstone VST Moderate ETF Fund	42,498	140,526	963,493	1,146,517	51,437	(1,664,471)	(3,124)	(12,109)	(1,628,267)	(481,750)	7,336,499	6,854,749	11,813	110,967	(99,154)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	7,047	110,021	269,782	386,850	—	(79,948)	(2)	(441)	(80,391)	306,459	1,716,085	2,022,544	6	3,030	(3,024)
Fidelity VIP Overseas Portfolio	3,650	62,868	202,304	268,822	—	(122,176)	(4,364)	(364)	(126,904)	141,918	1,080,829	1,222,747	10	6,591	(6,581)
Fidelity VIP Equity-Income Portfolio	46,606	562,441	1,070,784	1,679,831	146,328	(676,232)	(119,742)	(1,331)	(650,977)	1,028,854	6,781,160	7,810,014	1,418	9,780	(8,362)
Fidelity VIP Growth Portfolio	(53,852)	635,105	779,023	1,360,276	—	(399,154)	(112,708)	(1,162)	(513,024)	847,252	4,380,038	5,227,290	384	3,554	(3,170)
Fidelity VIP High Income Portfolio	65,591	349	129,837	195,777	3,514	(98,662)	248,388	(322)	152,918	348,695	1,394,105	1,742,800	25,766	20,613	5,153
Fidelity VIP Asset Manager Portfolio	10,792	111,437	291,287	413,516	3,890	(256,276)	(57,886)	(838)	(311,110)	102,406	2,674,359	2,776,765	72	5,724	(5,652)
Fidelity VIP Contrafund® Portfolio	(118,790)	2,238,968	1,228,908	3,349,086	169,068	(1,645,492)	(28,538)	(2,601)	(1,507,563)	1,841,523	11,709,315	13,550,838	1,367	24,756	(23,389)
Fidelity VIP Index 500 Portfolio	25,056	357,301	762,756	1,145,113	—	(469,823)	(20)	(907)	(470,750)	674,363	4,015,285	4,689,648	2	13,392	(13,390)
Fidelity VIP Investment Grade Bond Portfolio	18,506	2,838	94,004	115,348	—	(105,546)	(57,180)	(605)	(163,331)	(47,983)	1,474,164	1,426,181	704	10,444	(9,740)
Fidelity VIP Government Money Market	34,918	—	—	34,918	16,004	(1,385,480)	(5,828,238)	(3,831)	(7,201,545)	(7,166,627)	10,536,000	3,369,373	1,375,796	2,115,550	(739,754)
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	(4,114)	65,919	31,912	93,717	—	(84,646)	(1)	(111)	(84,758)	8,959	314,242	323,201	—	3,503	(3,503)
Fidelity VIP Mid Cap Portfolio	(16,452)	367,353	207,075	557,976	—	(322,964)	454	(382)	(322,892)	235,084	2,656,970	2,892,054	230	5,095	(4,865)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	2,522	24,216	119,471	146,209	127,397	(152,915)	133,536	(3,223)	104,795	251,004	852,116	1,103,120	13,228	5,745	7,483
Fidelity VIP Balanced Portfolio	18,740	539,231	1,279,052	1,837,023	921,377	(1,442,976)	1,295,324	(8,054)	765,671	2,602,694	7,956,995	10,559,689	143,040	88,083	54,957
Fidelity VIP Bond Index Portfolio (b)	1,050	245	(1,749)	(454)	51,272	—	34,272	(162)	85,382	84,928	—	84,928	8,385	16	8,369
Fidelity VIP Contrafund® Portfolio	(217,837)	2,540,839	2,070,548	4,393,550	314,877	(2,481,950)	(143,896)	(53,059)	(2,364,028)	2,029,522	15,616,017	17,645,539	22,981	121,909	(98,928)
Fidelity VIP Disciplined Small Cap Portfolio	(8,459)	91,301	186,289	269,131	117,781	(122,180)	57,009	(4,783)	47,827	316,958	1,229,446	1,546,404	13,580	11,189	2,391
Fidelity VIP Equity-Income Portfolio	13,672	209,439	468,016	691,127	309,494	(569,561)	183,527	(4,734)	(81,274)	609,853	2,746,396	3,356,249	35,930	34,519	1,411
Fidelity VIP Extended Market Index Portfolio (b)	127	354	2,622	3,103	33,472	—	—	—	33,472	36,575	—	36,575	3,467	—	3,467
Fidelity VIP Freedom 2010 Portfolio	1,378	27,617	27,011	56,006	—	(106,051)	(94)	(936)	(107,081)	(51,075)	447,762	396,687	2	7,521	(7,519)
Fidelity VIP Freedom 2015 Portfolio	704	32,386	29,412	62,502	2,000	(47,771)	(9,531)	(218)	(55,520)	6,982	406,517	413,499	139	3,911	(3,772)
Fidelity VIP Freedom 2020 Portfolio	1,574	42,112	60,875	104,561	75	(37,712)	55	(4,464)	(42,046)	62,515	590,030	652,545	15	2,864	(2,849)
Fidelity VIP Freedom 2025 Portfolio	5,613	56,378	255,525	317,516	129,512	—	17,996	(21,415)	126,093	443,609	1,524,969	1,968,578	9,685	1,400	8,285
Fidelity VIP Freedom 2030 Portfolio	(878)	72,657	20,929	92,708	—	(273,214)	77	(101)	(273,238)	(180,530)	543,648	363,118	1,123	19,616	(18,493)
Fidelity VIP Growth Portfolio	(46,836)	301,944	692,311	947,419	217,604	(264,344)	99,734	(8,261)	44,733	992,152	2,907,876	3,900,028	20,612	17,240	3,372
Fidelity VIP High Income Portfolio	266,766	96,722	(33,801)	329,687	166,523	(316,133)	5,844,716	(3,058)	5,692,048	6,021,735	785,554	6,807,289	903,597	616,314	287,283
Fidelity VIP Index 500 Portfolio	75,813	1,626,483	5,073,245	6,775,541	1,347,905	(3,038,903)	1,029,979	(86,549)	(747,568)	6,027,973	23,138,184	29,166,157	163,249	185,079	(21,830)
Fidelity VIP International Index Portfolio (b)	29	3	28	60	—	—	1,452	—	1,452	1,512	—	1,512	142	—	142
Fidelity VIP Investment Grade Bond Portfolio	161,053	22,450	904,085	1,087,588	988,556	(1,145,472)	223,911	(126,384)	(59,389)	1,028,199	13,976,496	15,004,695	112,432	118,505	(6,073)
Fidelity VIP Mid Cap Portfolio	(55,513)	658,579	765,703	1,368,769	119,759	(764,202)	1,895,166	(12,161)	1,238,562	2,607,331	6,108,382	8,715,713	79,822	40,777	39,045
Fidelity VIP Overseas Portfolio	(8,099)	396,735	399,899	788,535	20,567	(460,296)	(1,652,157)	(6,578)	(2,098,464)	(1,309,929)	3,982,816	2,672,887	8,928	163,681	(154,753)
Fidelity VIP Target Volatility Portfolio	(701)	11,980	59,831	71,110	8,145	(9,427)	(683)	(5,937)	(7,902)	63,208	422,590	485,798	802	1,413	(611)
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	(18,946)	39,277	324,583	344,914	115,642	(82,714)	49,332	(1,362)	80,898	425,812	1,113,005	1,538,817	12,353	7,479	4,874
Franklin Growth and Income VIP Fund	19,569	159,836	188,599	368,004	—	(197,144)	349	(440)	(197,235)	170,769	1,580,044	1,750,813	360	7,320	(6,960)
Franklin Income VIP Fund	137,122	107,202	204,103	448,427	36,610	(606,687)	614	(683)	(570,146)	(121,719)	3,174,580	3,052,861	305	20,906	(20,601)
JP Morgan IT Mid Cap Value	1,923	89,008	51,354	142,285	—	(123,460)	(3)	(271)	(123,734)	18,551	611,354	629,905	—	4,257	(4,257)
Morgan Stanley VIF Emerging Markets Debt Portfolio	4,459	(3,218)	12,686	13,927	2,605	(27,335)	(716)	(50)	(25,496)	(11,569)	118,733	107,164	4	792	(788)
Morgan Stanley VIF U.S. Real Estate Portfolio	3,134	59,252	52,569	114,955	4,254	(81,498)	(4,737)	(198)	(82,179)	32,776	681,269	714,045	444	2,551	(2,107)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	16,447	91,391	187,362	295,200	110,389	(43,730)	17,444	(11,826)	72,277	367,477	1,780,956	2,148,433	10,493	4,498	5,995
Columbia VP – Small Cap Value Fund	(20,295)	95,623	212,051	287,379	98,245	(101,248)	(18,660)	(7,481)	(29,144)	258,235	1,492,440	1,750,675	14,895	15,520	(625)
Franklin Growth and Income VIP Fund	39,887	386,018	607,438	1,033,343	9,512	(675,255)	29,866	(5,145)	(641,022)	392,321	4,590,878	4,983,199	13,480	42,237	(28,757)

(a) Name Change. See Note 1.	11
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund	$558,813	$216,927	$1,101,237	$1,876,977	$480,832	$(1,706,975)	$541,829	$(4,203)	$(688,517)	$1,188,460	$13,324,429	$14,512,889	60,696	102,200	(41,504)
Franklin Large Cap Growth VIP Fund	(68,632)	674,156	735,649	1,341,173	100,510	(552,699)	(108,685)	(6,634)	(567,508)	773,665	4,229,453	5,003,118	5,555	26,663	(21,108)
Franklin Mutual Shares VIP Fund	34,651	978,794	784,056	1,797,501	442,353	(1,050,055)	51,602	(57,624)	(613,724)	1,183,777	8,735,572	9,919,349	45,921	78,970	(33,049)
Franklin Small Cap Value VIP Fund	(4,224)	112,894	112,871	221,541	129,801	(167,574)	17,067	(1,261)	(21,967)	199,574	904,011	1,103,585	9,565	10,686	(1,121)
Invesco V.I. American Franchise Fund	(3,895)	49,743	35,680	81,528	32,770	(14,730)	19,681	(781)	36,940	118,468	237,619	356,087	3,250	1,638	1,612
Invesco V.I. American Value Fund	(66,436)	398,380	1,039,346	1,371,290	917,798	(583,955)	(28,450)	(26,476)	278,917	1,650,207	5,756,130	7,406,337	59,663	42,401	17,262
Invesco V.I. Comstock Fund	9,948	435,317	260,690	705,955	261,718	(251,607)	34,853	(23,384)	21,580	727,535	2,994,120	3,721,655	23,707	21,387	2,320
Invesco V.I. International Growth Fund	(1,987)	141,388	297,474	436,875	161,487	(97,727)	51,295	(13,415)	101,640	538,515	1,607,199	2,145,714	25,934	17,269	8,665
Invesco V.I. Mid Cap Growth Fund	(3,741)	39,584	22,100	57,943	15,654	(828)	87,560	(563)	101,823	159,766	145,581	305,347	10,125	2,669	7,456
Templeton Foreign VIP Fund	9,556	(55,388)	479,921	434,089	350,622	(331,667)	126,049	(23,645)	121,359	555,448	3,780,860	4,336,308	55,027	37,775	17,252
Templeton Global Bond VIP Fund	24,839	(12,541)	(6,895)	5,403	—	(33,521)	14,432	(175)	(19,264)	(13,861)	599,098	585,237	15,743	17,252	(1,509)
Templeton Growth VIP Fund	16,386	230,803	(92,789)	154,400	14,786	(146,160)	13,146	(2,117)	(120,345)	34,055	1,199,723	1,233,778	4,849	11,833	(6,984)
Morgan Stanley VIF Emerging Markets Debt Portfolio	36,758	(9,699)	80,016	107,075	101,520	(113,112)	16,140	(1,832)	2,716	109,791	843,269	953,060	7,304	6,104	1,200
Morgan Stanley VIF Emerging Markets Equity Portfolio	(9,712)	167,337	201,278	358,903	133,291	(304,343)	80,458	(3,955)	(94,549)	264,354	2,058,445	2,322,799	18,404	17,426	978
Morgan Stanley VIF U.S. Real Estate Portfolio	4,238	164,455	207,516	376,209	157,894	(260,429)	43,166	(8,496)	(67,865)	308,344	2,218,039	2,526,383	21,263	21,250	13
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(40,875)	472,481	286,750	718,356	289,196	(352,801)	150,025	(11,129)	75,291	793,647	2,370,332	3,163,979	25,003	21,257	3,746
BlackRock Global Allocation V.I. Fund	(1,677)	19,766	72,658	90,747	10,874	(69,268)	(10,304)	(2,313)	(71,011)	19,736	592,807	612,543	2,775	8,555	(5,780)
BlackRock High Yield V.I. Fund	6,175	(24)	12,522	18,673	3,900	(2,176)	67,563	(224)	69,063	87,736	122,563	210,299	6,238	320	5,918
BlackRock Total Return V.I. Fund	2,420	993	11,954	15,367	49,473	(5,514)	81,878	(1,928)	123,909	139,276	163,389	302,665	13,153	1,055	12,098
TOPS® Managed Risk Moderate Growth ETF Portfolio	6,483	53,319	88,995	148,797	40,721	(75,838)	2,281	(8,602)	(41,438)	107,359	1,045,313	1,152,672	4,113	7,733	(3,620)
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	6,549	(1,114)	33,974	39,409	75	(3,836)	152,777	(5,476)	143,540	182,949	496,722	679,671	16,818	2,875	13,943
American Funds I.S. Capital Income Builder Fund	30,954	5,969	288,047	324,970	182,209	(33,498)	1,024,410	(4,084)	1,169,037	1,494,007	1,537,493	3,031,500	116,482	5,120	111,362
American Funds I.S. Global Growth Fund	(6,642)	121,270	422,807	537,435	199,256	(120,943)	91,965	(5,227)	165,051	702,486	1,552,160	2,254,646	24,629	13,269	11,360
American Funds I.S. Growth Fund	(17,593)	223,893	305,865	512,165	333,196	(54,051)	202,254	(2,178)	479,221	991,386	1,575,886	2,567,272	32,489	5,282	27,207
American Funds I.S. Growth-Income Fund	564	295,774	289,581	585,919	241,486	(202,392)	(25,995)	(7,429)	5,670	591,589	2,421,267	3,012,856	21,192	20,670	522
American Funds I.S. New World Fund	(4,626)	41,847	147,771	184,992	118,689	(32,267)	17,544	(4,568)	99,398	284,390	652,574	936,964	15,006	6,391	8,615
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(1,151)	34,111	54,311	87,271	—	(28,976)	(11,824)	(82)	(40,882)	46,389	384,997	431,386	13	1,292	(1,279)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(8,645)	131,486	180,863	303,704	6,202	(47,212)	120,194	(1,170)	78,014	381,718	1,295,935	1,677,653	14,573	8,910	5,663
Advisor Class:
PIMCO VIT All Asset Portfolio	20,376	(9,244)	137,252	148,384	18,000	(146,530)	(38,599)	(1,278)	(168,407)	(20,023)	1,552,526	1,532,503	5,445	18,085	(12,640)
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	80	134	856	1,070	—	—	21,370	(3)	21,367	22,437	17,775	40,212	1,957	—	1,957
PIMCO VIT CommodityRealReturn® Strategy Portfolio	36,772	(237,080)	317,729	117,421	36,044	(181,031)	51,923	(7,027)	(100,091)	17,330	1,262,814	1,280,144	34,132	60,754	(26,622)
PIMCO VIT Long-Term U.S. Government Portfolio	1,307	2,567	18,774	22,648	315	(4,910)	(2,026)	(512)	(7,133)	15,515	184,834	200,349	1,552	2,113	(561)
PIMCO VIT Low Duration Portfolio	23,407	(3,601)	26,239	46,045	111,661	(55,771)	222,164	(6,788)	271,266	317,311	1,807,480	2,124,791	30,950	6,424	24,526
PIMCO VIT Real Return Portfolio	837	(58,400)	139,424	81,861	4,831	(464,701)	3,390	(1,187)	(457,667)	(375,806)	1,281,654	905,848	5,103	42,962	(37,859)
PIMCO VIT Total Return Portfolio	280,633	(128,415)	1,131,174	1,283,392	1,107,365	(2,685,549)	324,082	(136,015)	(1,390,117)	(106,725)	19,600,375	19,493,650	119,844	220,216	(100,372)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	(1,340)	(14,765)	32,488	16,383	2,852	(84,499)	3,210	(1,364)	(79,801)	(63,418)	231,266	167,848	2,264	14,911	(12,647)
Guggenheim VT Multi-Hedge Strategies Fund	3,020	4,720	5,411	13,151	—	(58,266)	5,755	(1,103)	(53,614)	(40,463)	385,226	344,763	880	7,095	(6,215)
Guggenheim VT Long Short Equity Fund	(674)	(1,364)	4,876	2,838	—	(11,899)	2	(102)	(11,999)	(9,161)	80,745	71,584	38	1,271	(1,233)
ETF Shares:
iShares® Core S&P 500 ETF	(62,898)	2,752,485	2,111,580	4,801,167	127,776	(4,438,855)	(723,137)	—	(5,034,216)	(233,049)	18,855,058	18,622,009	8,249	96,741	(88,492)
iShares® Core S&P Mid-Cap ETF	(48,109)	562,468	644,681	1,159,040	36,654	(1,209,981)	73,018	—	(1,100,309)	58,731	5,340,591	5,399,322	5,330	27,044	(21,714)
iShares® Core S&P Small-Cap ETF	(31,368)	271,765	288,672	529,069	19,849	(644,696)	163,875	—	(460,972)	68,097	2,801,739	2,869,836	4,277	12,828	(8,551)
iShares® Core U.S. Aggregate Bond ETF	183	19,904	15,078	35,165	16,374	(106,054)	16,359	—	(73,321)	(38,156)	620,094	581,938	2,284	5,157	(2,873)
iShares® iBoxx $ High Yield Corporate Bond ETF	2,917	4,902	4,717	12,536	325	(65,784)	2,818	—	(62,641)	(50,105)	124,382	74,277	109	2,106	(1,997)
iShares® Intermediate-Term Corporate Bond ETF	5,555	6,255	62,519	74,329	12,512	(23,049)	(993)	—	(11,530)	62,799	653,039	715,838	1,552	1,990	(438)
iShares® International Treasury Bond ETF	(58,213)	(11,455)	104,171	34,503	16,569	(547,886)	187,057	—	(344,260)	(309,757)	2,635,391	2,325,634	10,236	25,399	(15,163)
iShares® S&P 500 Growth ETF	(18,715)	255,784	327,518	564,587	15,835	(327,950)	(70,510)	—	(382,625)	181,962	2,157,313	2,339,275	1,188	7,300	(6,112)
iShares® S&P 500 Value ETF	(882)	26,817	95,831	121,766	6,476	(53,287)	(2,914)	—	(49,725)	72,041	447,726	519,767	520	1,492	(972)

(a) Name Change. See Note 1.	12
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2019

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
iShares® TIPS Bond ETF	$(955)	$395	$6,868	$6,308	$10,461	$(2,711)	$4,600	$—	$12,350	$18,658	$108,018	$126,676	731	167	564
Vanguard® Developed Markets Index Fund, ETF Shares	15,601	106,747	358,799	481,147	17,503	(575,583)	29,149	—	(528,931)	(47,784)	2,650,860	2,603,076	3,357	18,919	(15,562)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(8,848)	102,401	155,265	248,818	18,358	(176,638)	(37,435)	—	(195,715)	53,103	995,442	1,048,545	532	4,293	(3,761)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	1,770	7,959	29,962	39,691	947	(80,739)	1,998	—	(77,794)	(38,103)	260,177	222,074	610	3,720	(3,110)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	965	1,352	4,558	6,875	—	(8,391)	(5)	—	(8,396)	(1,521)	62,582	61,061	—	279	(279)
Vanguard® Large-Cap Index Fund, ETF Shares	(4,464)	29,364	139,806	164,706	8,668	(37,858)	(14,231)	—	(43,421)	121,285	606,269	727,554	345	1,108	(763)
Vanguard® Mega Cap Index Fund, ETF Shares	(635)	14,118	19,627	33,110	1,245	(17,071)	(246)	—	(16,072)	17,038	123,156	140,194	80	356	(276)
Vanguard® Real Estate Index Fund, ETF Shares	2,199	15,315	45,377	62,891	2,561	(60,500)	(12,858)	—	(70,797)	(7,906)	251,874	243,968	152	1,688	(1,536)
Vanguard® Short-Term Bond Index Fund, ETF Shares	3	(26)	485	462	—	(4,520)	533	—	(3,987)	(3,525)	18,100	14,575	24	186	(162)
Vanguard® Total Bond Market Index Fund, ETF Shares	35,552	592,851	528,124	1,156,527	123,551	(4,090,322)	545,757	—	(3,421,014)	(2,264,487)	19,848,541	17,584,054	45,657	180,598	(134,941)

(a) Name Change. See Note 1.	13
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2018

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone VST Active Bond Fund (c)	$12,189	$(13,692)	$(97,439)	$(98,942)	$12,128	$(798,708)	$873	$(18,210)	$(803,917)	$(902,859)	$3,363,226	$2,460,367	16,596	72,645	(56,049)
Touchstone VST Aggressive ETF Fund	13,535	501,419	(1,039,834)	(524,880)	55,373	(653,271)	(212,688)	(12,543)	(823,129)	(1,348,009)	6,610,288	5,262,279	14,223	56,094	(41,871)
Touchstone VST Conservative ETF Fund	15,633	35,404	(406,319)	(355,282)	70,632	(934,943)	113,651	(13,555)	(764,215)	(1,119,497)	7,157,725	6,038,228	27,264	76,276	(49,012)
Touchstone VST Focused Fund (c)	(165,294)	314,532	(1,574,627)	(1,425,389)	110,147	(2,115,456)	(128,574)	(21,881)	(2,155,764)	(3,581,153)	18,135,976	14,554,823	19,443	93,369	(73,926)
Touchstone VST Large Cap Core Equity Fund (c)	(31,001)	349,253	(580,768)	(262,516)	60,277	(469,054)	(37,148)	(10,745)	(456,670)	(719,186)	3,905,301	3,186,115	8,411	29,320	(20,909)
Touchstone VST Moderate ETF Fund	36,783	203,957	(817,838)	(577,098)	192,171	(1,054,471)	(594)	(20,361)	(883,255)	(1,460,353)	8,796,852	7,336,499	37,195	84,288	(47,093)
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	784	163,302	(257,769)	(93,683)	—	(231,457)	(26,037)	(556)	(258,050)	(351,733)	2,067,818	1,716,085	1	11,031	(11,030)
Fidelity VIP Overseas Portfolio	1,565	24,917	(235,308)	(208,826)	—	(100,497)	(47,354)	(437)	(148,288)	(357,114)	1,437,943	1,080,829	—	7,176	(7,176)
Fidelity VIP Equity-Income Portfolio	60,886	1,050,896	(1,751,381)	(639,599)	182,352	(1,215,610)	(1,603,944)	(1,588)	(2,638,790)	(3,278,389)	10,059,549	6,781,160	177	36,825	(36,648)
Fidelity VIP Growth Portfolio	(58,182)	1,068,471	(1,035,430)	(25,141)	—	(528,112)	(44,972)	(1,243)	(574,327)	(599,468)	4,979,506	4,380,038	7	3,822	(3,815)
Fidelity VIP High Income Portfolio	74,584	2,485	(160,787)	(83,718)	37,162	(228,739)	65,674	(371)	(126,274)	(209,992)	1,604,097	1,394,105	30,951	35,942	(4,991)
Fidelity VIP Asset Manager Portfolio	8,336	85,944	(282,647)	(188,367)	109,020	(445,012)	(77,441)	(954)	(414,387)	(602,754)	3,277,113	2,674,359	20	7,428	(7,408)
Fidelity VIP Contrafund® Portfolio	(92,379)	2,119,945	(2,972,424)	(944,858)	408,964	(1,537,905)	(183,815)	(2,885)	(1,315,641)	(2,260,499)	13,969,814	11,709,315	4,286	26,890	(22,604)
Fidelity VIP Index 500 Portfolio	20,758	364,610	(618,983)	(233,615)	—	(523,456)	(29,906)	(1,118)	(554,480)	(788,095)	4,803,380	4,015,285	33	14,681	(14,648)
Fidelity VIP Investment Grade Bond Portfolio	14,900	19,336	(73,715)	(39,479)	—	(187,907)	(309,915)	(736)	(498,558)	(538,037)	2,012,201	1,474,164	2	18,158	(18,156)
Fidelity VIP Government Money Market	10,604	—	—	10,604	378,813	(924,615)	20,796	(4,688)	(529,694)	(519,090)	11,055,090	10,536,000	2,292,316	2,347,892	(55,576)
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	(4,600)	76,115	(73,198)	(1,683)	—	(42,622)	—	(137)	(42,759)	(44,442)	358,684	314,242	—	1,929	(1,929)
Fidelity VIP Mid Cap Portfolio	(28,605)	418,567	(882,568)	(492,606)	—	(437,242)	(64)	(498)	(437,804)	(930,410)	3,587,380	2,656,970	2	6,348	(6,346)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	302	23,402	(85,141)	(61,437)	11,278	(128,307)	29,855	(4,174)	(91,348)	(152,785)	1,004,901	852,116	3,421	8,571	(5,150)
Fidelity VIP Balanced Portfolio	(7,470)	538,174	(1,035,327)	(504,623)	66,223	(1,019,073)	1,451,577	(10,062)	488,665	(15,958)	7,972,953	7,956,995	107,258	73,662	33,596
Fidelity VIP Contrafund® Portfolio	(188,588)	2,535,766	(3,628,628)	(1,281,450)	154,252	(2,055,860)	(43,424)	(66,322)	(2,011,354)	(3,292,804)	18,908,821	15,616,017	28,758	111,187	(82,429)
Fidelity VIP Disciplined Small Cap Portfolio	(12,247)	226,596	(383,361)	(169,012)	97,485	(162,048)	(543,131)	(4,449)	(612,143)	(781,155)	2,010,601	1,229,446	19,990	53,483	(33,493)
Fidelity VIP Equity-Income Portfolio	14,495	724,264	(943,902)	(205,143)	53,220	(654,251)	(1,889,231)	(7,202)	(2,497,464)	(2,702,607)	5,449,003	2,746,396	10,850	123,664	(112,814)
Fidelity VIP Freedom 2010 Portfolio	(645)	24,478	(51,323)	(27,490)	—	(51,305)	73	(1,134)	(52,366)	(79,856)	527,618	447,762	12	3,738	(3,726)
Fidelity VIP Freedom 2015 Portfolio	(968)	21,248	(50,182)	(29,902)	2,000	(21,066)	2	(246)	(19,310)	(49,212)	455,729	406,517	1,599	3,061	(1,462)
Fidelity VIP Freedom 2020 Portfolio	(960)	27,282	(71,691)	(45,369)	30	(34,898)	56,067	(5,378)	15,821	(29,548)	619,578	590,030	4,042	2,774	1,268
Fidelity VIP Freedom 2025 Portfolio	(1,105)	18,121	(147,412)	(130,396)	778,237	—	209,548	(18,696)	969,089	838,693	686,276	1,524,969	66,727	1,128	65,599
Fidelity VIP Freedom 2030 Portfolio	(2,728)	20,943	(75,493)	(57,278)	—	(33,327)	—	(101)	(33,428)	(90,706)	634,354	543,648	—	2,280	(2,280)
Fidelity VIP Growth Portfolio	(44,087)	991,496	(886,819)	60,590	253,667	(530,876)	(1,029,053)	(8,294)	(1,314,556)	(1,253,966)	4,161,842	2,907,876	21,889	72,523	(50,634)
Fidelity VIP High Income Portfolio	317,611	(646,772)	(56,837)	(385,998)	19,207	(565,764)	457,244	(3,249)	(92,562)	(478,560)	1,264,114	785,554	1,000,399	1,021,150	(20,751)
Fidelity VIP Index 500 Portfolio	24,109	1,522,805	(2,947,879)	(1,400,965)	1,663,342	(2,031,629)	(750,747)	(101,287)	(1,220,321)	(2,621,286)	25,759,470	23,138,184	157,878	209,735	(51,857)
Fidelity VIP Investment Grade Bond Portfolio	115,642	(15,630)	(421,923)	(321,911)	1,358,096	(1,268,078)	195,154	(143,309)	141,863	(180,048)	14,156,544	13,976,496	144,703	133,947	10,756
Fidelity VIP Mid Cap Portfolio	(76,877)	1,011,094	(1,984,035)	(1,049,818)	127,590	(955,027)	(977,942)	(14,654)	(1,820,033)	(2,869,851)	8,978,233	6,108,382	26,985	79,163	(52,178)
Fidelity VIP Overseas Portfolio	(5,774)	145,033	(916,610)	(777,351)	36,952	(405,336)	6,719	(8,850)	(370,515)	(1,147,866)	5,130,682	3,982,816	21,651	45,805	(24,154)
Fidelity VIP Target Volatility Portfolio	153	14,361	(48,438)	(33,924)	28,290	(1,896)	(3,233)	(6,838)	16,323	(17,601)	440,191	422,590	2,385	1,073	1,312
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	(17,873)	34,919	(206,994)	(189,948)	39,863	(53,989)	(11,293)	(1,771)	(27,190)	(217,138)	1,330,143	1,113,005	7,300	9,056	(1,756)
Franklin Growth and Income VIP Fund	22,923	86,322	(204,823)	(95,578)	—	(156,313)	(14,425)	(474)	(171,212)	(266,790)	1,846,834	1,580,044	1	6,561	(6,560)
Franklin Income VIP Fund	130,422	53,103	(367,239)	(183,714)	66,591	(440,927)	(23,802)	(870)	(399,008)	(582,722)	3,757,302	3,174,580	104	15,316	(15,212)
JP Morgan IT Mid Cap Value	(3,157)	89,086	(179,087)	(93,158)	—	(127,724)	(23,799)	(391)	(151,914)	(245,072)	856,426	611,354	1	5,015	(5,014)
Morgan Stanley VIF Emerging Markets Debt Portfolio	5,249	(824)	(15,456)	(11,031)	10,652	(16,395)	(4,685)	(56)	(10,484)	(21,515)	140,248	118,733	28	388	(360)
Morgan Stanley VIF U.S. Real Estate Portfolio	9,348	33,123	(117,845)	(75,374)	300	(121,199)	(38,908)	(247)	(160,054)	(235,428)	916,697	681,269	243	4,188	(3,945)
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	(3,731)	93,243	(209,898)	(120,386)	30,790	(95,396)	(7,961)	(13,671)	(86,238)	(206,624)	1,987,580	1,780,956	4,345	11,477	(7,132)
Columbia VP – Small Cap Value Fund	(21,782)	271,343	(593,532)	(343,971)	118,847	(142,878)	184,930	(8,970)	151,929	(192,042)	1,684,482	1,492,440	18,572	12,260	6,312
Franklin Growth and Income VIP Fund	56,944	416,197	(756,767)	(283,626)	65,785	(1,084,575)	52,344	(6,729)	(973,175)	(1,256,801)	5,847,679	4,590,878	9,071	54,576	(45,505)
Franklin Income VIP Fund	477,294	58,778	(1,340,075)	(804,003)	277,239	(1,349,302)	538,833	(5,397)	(538,627)	(1,342,630)	14,667,059	13,324,429	69,512	87,238	(17,726)
Franklin Large Cap Growth VIP Fund	(66,588)	482,698	(704,536)	(288,426)	26,673	(651,101)	2,841,765	(8,514)	2,208,823	1,920,397	2,309,056	4,229,453	115,022	33,885	81,137
Franklin Mutual Shares VIP Fund	84,596	675,069	(1,759,600)	(999,935)	609,842	(1,291,042)	6,132	(64,468)	(739,536)	(1,739,471)	10,475,043	8,735,572	53,343	87,698	(34,355)
Franklin Small Cap Value VIP Fund	(6,709)	134,685	(276,675)	(148,699)	21,564	(202,857)	28,330	(3,303)	(156,266)	(304,965)	1,208,976	904,011	4,520	13,226	(8,706)
Invesco V.I. American Franchise Fund	(3,919)	30,761	(37,942)	(11,100)	100	(33,753)	31,935	(779)	(2,497)	(13,597)	251,216	237,619	1,279	1,664	(385)

(a) Name Change. See Note 1.	14
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2018

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco V.I. American Value Fund	$(74,874)	$925,089	$(2,033,000)	$(1,182,785)	$852,565	$(518,018)	$4,459,431	$(24,471)	$4,769,507	$3,586,722	$2,169,408	$5,756,130	286,822	38,120	248,702
Invesco V.I. Comstock Fund	(656)	411,264	(872,048)	(461,440)	362,316	(310,295)	(70,493)	(25,469)	(43,941)	(505,381)	3,499,501	2,994,120	24,983	25,911	(928)
Invesco V.I. International Growth Fund	6,246	33,415	(339,677)	(300,016)	196,545	(172,777)	101,728	(13,365)	112,131	(187,885)	1,795,084	1,607,199	33,787	23,655	10,132
Invesco V.I. Mid Cap Growth Fund	(1,739)	13,570	(26,005)	(14,174)	23,133	(639)	76,582	(646)	98,430	84,256	61,325	145,581	7,997	293	7,704
Templeton Foreign VIP Fund	50,359	(8,245)	(772,257)	(730,143)	494,938	(632,420)	199,332	(24,330)	37,520	(692,623)	4,473,483	3,780,860	58,716	41,610	17,106
Templeton Global Bond VIP Fund	(8,624)	(10,685)	22,862	3,553	56,520	(86,232)	(19,337)	(174)	(49,223)	(45,670)	644,768	599,098	6,907	12,000	(5,093)
Templeton Growth VIP Fund	8,753	276,056	(525,856)	(241,047)	6,644	(356,264)	(70,190)	(2,620)	(422,430)	(663,477)	1,863,200	1,199,723	2,157	24,410	(22,253)
Morgan Stanley VIF Emerging Markets Debt Portfolio	33,215	(20,826)	(82,415)	(70,026)	53,453	(117,824)	80,582	(2,408)	13,803	(56,223)	899,492	843,269	15,604	13,011	2,593
Morgan Stanley VIF Emerging Markets Equity Portfolio	(24,478)	82,499	(580,398)	(522,377)	16,957	(272,167)	814,944	(5,217)	554,517	32,140	2,026,305	2,058,445	45,807	23,187	22,620
Morgan Stanley VIF U.S. Real Estate Portfolio	24,670	94,295	(348,329)	(229,364)	191,871	(294,486)	(75,586)	(9,706)	(187,907)	(417,271)	2,635,310	2,218,039	27,199	37,344	(10,145)
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	(35,701)	804,633	(772,478)	(3,546)	285,691	(260,446)	143,682	(10,215)	158,712	155,166	2,215,166	2,370,332	30,079	22,514	7,565
BlackRock Global Allocation V.I. Fund	(5,684)	12,751	(70,784)	(63,717)	25,395	(145,855)	(36,715)	(3,144)	(160,319)	(224,036)	816,843	592,807	5,322	18,890	(13,568)
BlackRock High Yield V.I. Fund	3,125	(86)	(8,073)	(5,034)	25,810	(1,319)	50,704	(184)	75,011	69,977	52,586	122,563	6,896	171	6,725
BlackRock Total Return V.I. Fund	1,678	(3,343)	(2,856)	(4,521)	16,902	(2,048)	(42,663)	(2,123)	(29,932)	(34,453)	197,842	163,389	3,262	6,327	(3,065)
TOPS® Managed Risk Moderate Growth ETF Portfolio	2,261	58,152	(160,018)	(99,605)	237,142	(21,673)	4,531	(9,944)	210,056	110,451	934,862	1,045,313	21,268	2,779	18,489
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	3,778	(4,621)	(11,968)	(12,811)	6,398	—	(836)	(6,390)	(828)	(13,639)	510,361	496,722	7,111	7,241	(130)
American Funds I.S. Capital Income Builder Fund	22,855	7,554	(173,784)	(143,375)	218,245	(35,910)	(48,515)	(4,280)	129,540	(13,835)	1,551,328	1,537,493	44,183	31,840	12,343
American Funds I.S. Global Growth Fund	(12,999)	128,608	(303,137)	(187,528)	109,298	(112,713)	288,359	(5,622)	279,322	91,794	1,460,366	1,552,160	30,398	11,069	19,329
American Funds I.S. Growth Fund	(17,429)	163,786	(194,410)	(48,053)	163,486	(57,882)	248,279	(2,280)	351,603	303,550	1,272,336	1,575,886	26,830	5,721	21,109
American Funds I.S. Growth-Income Fund	(2,393)	144,276	(257,014)	(115,131)	500,152	(163,314)	201,699	(7,899)	530,638	415,507	2,005,760	2,421,267	46,078	12,303	33,775
American Funds I.S. New World Fund	(3,879)	22,790	(127,386)	(108,475)	182,128	(22,911)	78,937	(4,070)	234,084	125,609	526,965	652,574	24,333	3,446	20,887
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	(2,174)	41,646	(94,596)	(55,124)	—	(117,217)	282	(108)	(117,043)	(172,167)	557,164	384,997	267	3,941	(3,674)
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	(9,700)	112,951	(294,378)	(191,127)	9,025	(53,248)	69,457	(1,391)	23,843	(167,284)	1,463,219	1,295,935	10,892	8,906	1,986
Advisor Class:
PIMCO VIT All Asset Portfolio	26,192	(5,687)	(132,146)	(111,641)	43,309	(102,027)	125,630	(2,388)	64,524	(47,117)	1,599,643	1,552,526	14,072	9,241	4,831
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	(6)	54	3	51	13,690	—	—	(3)	13,687	13,738	4,037	17,775	1,304	—	1,304
PIMCO VIT CommodityRealReturn® Strategy Portfolio	6,816	(299,193)	59,849	(232,528)	19,813	(217,547)	(27,324)	(9,185)	(234,243)	(466,771)	1,729,585	1,262,814	14,519	69,275	(54,756)
PIMCO VIT Long-Term U.S. Government Portfolio	1,817	(1,709)	(8,355)	(8,247)	570	(19,132)	4,891	(698)	(14,369)	(22,616)	207,450	184,834	2,343	3,782	(1,439)
PIMCO VIT Low Duration Portfolio	5,810	(10,388)	(17,591)	(22,169)	132,238	(120,880)	(15,324)	(6,479)	(10,445)	(32,614)	1,840,094	1,807,480	20,651	21,599	(948)
PIMCO VIT Real Return Portfolio	11,820	(19,863)	(44,691)	(52,734)	290	(96,566)	(29,756)	(1,569)	(127,601)	(180,335)	1,461,989	1,281,654	1,665	12,563	(10,898)
PIMCO VIT Total Return Portfolio	191,370	(8,675)	(652,104)	(469,409)	1,075,376	(2,599,919)	(109,368)	(169,885)	(1,803,796)	(2,273,205)	21,873,580	19,600,375	116,220	252,778	(136,558)
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	(4,058)	(5,952)	(17,604)	(27,614)	1,774	(34,090)	1,160	(1,812)	(32,968)	(60,582)	291,848	231,266	1,549	6,662	(5,113)
Guggenheim VT Multi-Hedge Strategies Fund	(6,594)	8,288	(35,001)	(33,307)	4,882	(104,008)	(23,596)	(1,617)	(124,339)	(157,646)	542,872	385,226	1,655	16,017	(14,362)
Guggenheim VT Long Short Equity Fund	(1,326)	13,920	(26,058)	(13,464)	—	(3,934)	(5,826)	(130)	(9,890)	(23,354)	104,099	80,745	—	866	(866)
ETF Shares:
iShares® Core S&P 500 ETF	(159,335)	2,141,624	(3,244,778)	(1,262,489)	290,336	(2,851,133)	(850,045)	—	(3,410,842)	(4,673,331)	23,528,389	18,855,058	14,941	77,820	(62,879)
iShares® Core S&P Mid-Cap ETF	(69,396)	470,030	(1,200,318)	(799,684)	85,237	(776,019)	96,674	—	(594,108)	(1,393,792)	6,734,383	5,340,591	9,031	20,310	(11,279)
iShares® Core S&P Small-Cap ETF	(42,065)	352,866	(604,110)	(293,309)	51,455	(416,530)	(91,352)	—	(456,427)	(749,736)	3,551,475	2,801,739	5,439	13,203	(7,764)
iShares® Core U.S. Aggregate Bond ETF	(12)	8,881	(27,017)	(18,148)	12,368	(57,875)	12,802	—	(32,705)	(50,853)	670,947	620,094	2,357	3,661	(1,304)
iShares® iBoxx $ High Yield Corporate Bond ETF	5,763	21,121	(33,429)	(6,545)	325	(128,197)	9,865	—	(118,007)	(124,552)	248,934	124,382	412	4,269	(3,857)
iShares® Intermediate-Term Corporate Bond ETF	4,306	14,408	(46,851)	(28,137)	39,312	(127,920)	19,240	—	(69,368)	(97,505)	750,544	653,039	7,292	10,201	(2,909)
iShares® International Treasury Bond ETF	(64,187)	21,540	(99,667)	(142,314)	33,440	(342,667)	94,553	—	(214,674)	(356,988)	2,992,379	2,635,391	11,983	21,278	(9,295)
iShares® S&P 500 Growth ETF	(34,875)	244,709	(244,061)	(34,227)	37,576	(122,033)	(261,530)	—	(345,987)	(380,214)	2,537,527	2,157,313	2,102	8,076	(5,974)
iShares® S&P 500 Value ETF	(64)	35,810	(90,599)	(54,853)	7,341	(49,380)	64,616	—	22,577	(32,276)	480,002	447,726	2,331	1,824	507
iShares® TIPS Bond ETF	124	613	(6,007)	(5,270)	9,162	(23,424)	3,162	—	(11,100)	(16,370)	124,388	108,018	664	1,082	(418)
Vanguard® Developed Markets Index Fund, ETF Shares	8,236	98,791	(636,765)	(529,738)	50,878	(351,747)	267,711	—	(33,158)	(562,896)	3,213,756	2,650,860	8,932	9,554	(622)
Vanguard® Dividend Appreciation Index Fund, ETF Shares	(9,754)	227,633	(254,357)	(36,478)	41,475	(374,120)	(55,713)	—	(388,358)	(424,836)	1,420,278	995,442	2,156	10,227	(8,071)
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	(10)	20,378	(85,665)	(65,297)	17,424	(122,406)	38,116	—	(66,866)	(132,163)	392,340	260,177	2,935	5,839	(2,904)
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	1,089	7,600	(12,620)	(3,931)	—	(41,242)	1,569	—	(39,673)	(43,604)	106,186	62,582	53	1,438	(1,385)

(a) Name Change. See Note 1.	15
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2018

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard® Large-Cap Index Fund, ETF Shares	$(5,903)	$88,446	$(125,305)	$(42,762)	$17,231	$(119,022)	$(3,839)	$—	$(105,630)	$(148,392)	$754,661	$606,269	1,583	3,626	(2,043)
Vanguard® Mega Cap Index Fund, ETF Shares	(668)	6,677	(13,320)	(7,311)	260	(3,682)	5,254	—	1,832	(5,479)	128,635	123,156	216	182	34
Vanguard® Real Estate Index Fund, ETF Shares	4,906	18,183	(47,032)	(23,943)	650	(36,200)	5,807	—	(29,743)	(53,686)	305,560	251,874	729	1,460	(731)
Vanguard® Short-Term Bond Index Fund, ETF Shares	(58)	1,831	(2,728)	(955)	—	(46,788)	(78)	—	(46,866)	(47,821)	65,921	18,100	12	2,011	(1,999)
Vanguard® Total Bond Market Index Fund, ETF Shares	42,842	354,962	(1,025,490)	(627,686)	294,709	(2,808,318)	505,241	—	(2,008,368)	(2,636,054)	22,484,595	19,848,541	67,529	151,484	(83,955)

(a) Name Change. See Note 1.	16
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements
December 31, 2019
1. Organization and Nature of Operations

National Integrity Life Insurance Company Separate Account I (”the Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the National Integrity Life Insurance Company (the “Company”), a life insurance company that is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guarantee rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below:

American Funds Insurance Series	Columbia Funds Variable Portfolios
Non-Affiliated Class 2	Non-Affiliated Class 1
American Funds I.S. Managed Risk Asset Allocation Fund	Columbia VP – Select Mid Cap Value Fund
Non-Affiliated Class 4	Non-Affiliated Class 2
American Funds I.S. Bond Fund	Columbia VP – Small Cap Value Fund
American Funds I.S. Capital Income Builder Fund
American Funds I.S. Global Growth Fund	DWS Investments VIT Funds
American Funds I.S. Growth Fund	Non-Affiliated Class A:
American Funds I.S. Growth-Income Fund	DWS Small Cap Index VIP Fund
American Funds I.S. New World Fund	Non-Affiliated Class B:
DWS Small Cap Index VIP Fund
BlackRock Variable Series Funds
Non-Affiliated Class 3
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

17

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Fidelity Variable Insurance Products	Franklin Templeton VIP Trust (continued)
Non-Affiliated Initial Class:	Non-Affiliated Class 2 (continued):
Fidelity VIP Balanced Portfolio	Franklin Large Cap Growth VIP Fund
Fidelity VIP Overseas Portfolio	Franklin Mutual Shares VIP Fund
Fidelity VIP Equity-Income Portfolio	Franklin Small Cap Value VIP Fund
Fidelity VIP Growth Portfolio	Templeton Foreign VIP Fund
Fidelity VIP High Income Portfolio	Templeton Global Bond VIP Fund
Fidelity VIP Asset Manager Portfolio	Templeton Growth VIP Fund
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Index 500 Portfolio	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP Investment Grade Bond Portfolio	Investor Class:
Fidelity VIP Government Money Market	Guggenheim VT Global Managed Futures Strategy Fund
Non-Affiliated Service Class:	Guggenheim VT Multi-Hedge Strategies Fund
Fidelity VIP Growth Portfolio	Guggenheim VT Long Short Equity Fund
Fidelity VIP Mid Cap Portfolio
Non-Affiliated Service Class 2:	iShares Trust
Fidelity VIP Asset Manager Portfolio	ETF Shares:
Fidelity VIP Balanced Portfolio	iShares® Core S&P 500 ETF
Fidelity VIP Bond Index Portfolio	iShares® Core S&P Mid-Cap ETF
Fidelity VIP Contrafund® Portfolio	iShares® Core S&P Small-Cap ETF
Fidelity VIP Disciplined Small Cap Portfolio	iShares® Core U.S. Aggregate Bond ETF
Fidelity VIP Equity-Income Portfolio	iShares® iBoxx $ High Yield Corporate Bond ETF
Fidelity VIP Extended Market Index Portfolio	iShares® Intermediate-Term Corporate Bond ETF
Fidelity VIP Freedom 2010 Portfolio	iShares® International Treasury Bond ETF
Fidelity VIP Freedom 2015 Portfolio	iShares® S&P 500 Growth ETF
Fidelity VIP Freedom 2020 Portfolio	iShares® S&P 500 Value ETF
Fidelity VIP Freedom 2025 Portfolio	iShares® TIPS Bond ETF
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio	Invesco (AIM) Variable Insurance Funds
Fidelity VIP High Income Portfolio	Non-Affiliated Class 2:
Fidelity VIP Index 500 Portfolio	Invesco V.I. American Franchise Fund
Fidelity VIP International Index Portfolio	Invesco V.I. American Value Fund
Fidelity VIP Investment Grade Bond Portfolio	Invesco V.I. Comstock Fund
Fidelity VIP Mid Cap Portfolio	Invesco V.I. International Growth Fund
Fidelity VIP Overseas Portfolio	Invesco V.I. Mid Cap Growth Fund
Fidelity VIP Target Volatility Portfolio
Fidelity VIP Total Market Index Portfolio	JPMorgan Insurance Trust
Franklin Templeton VIP Trust	Non-Affiliated Class 1:
Non-Affiliated Class 1:	JP Morgan IT Mid Cap Value
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund	Morgan Stanley Variable Insurance Funds, Inc.
Non-Affiliated Class 2:	Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio
Franklin Income VIP Fund	Morgan Stanley VIF U.S. Real Estate Portfolio

18

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Morgan Stanley Variable Insurance Funds, Inc.	Touchstone Variable Series Trust
Non-Affiliated Class 2:	Affiliated (*Service Class):
Morgan Stanley VIF Emerging Markets Debt Portfolio	Touchstone VST Active Bond Fund
Morgan Stanley VIF Emerging Markets Equity Portfolio	*Touchstone VST Aggressive ETF Fund
Morgan Stanley VIF U.S. Real Estate Portfolio	*Touchstone VST Bond Fund
*Touchstone VST Common Stock Fund
Pimco Variable Insurance Trust	*Touchstone VST Conservative ETF Fund
Advisor Class:	Touchstone VST Focused Fund
PIMCO VIT All Asset Portfolio	Touchstone VST Large Cap Core Equity Fund
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	*Touchstone VST Moderate ETF Fund
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio	The Vanguard Index Funds
PIMCO VIT Low Duration Portfolio	ETF Shares:
PIMCO VIT Real Return Portfolio	Vanguard® Developed Markets Index Fund, ETF Shares
PIMCO VIT Total Return Portfolio	Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Northern Lights Variable Trust	Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Non-Affiliated Class 3:	Vanguard® Large-Cap Index Fund, ETF Shares
TOPS® Managed Risk Moderate Growth ETF Portfolio	Vanguard® Mega Cap Index Fund, ETF Shares
Vanguard® Real Estate Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Vanguard® Total Bond Market Index Fund, ETF Shares

19

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

During the year ended December 31, 2019, the following Underlying Funds had name changes that were made effective:
Date:	New Name:	Old Name:
5/1/2019	Columbia VP - Select Mid Cap Value Class 1	Columbia VP - Mid Cap Value Class 1

The statement of operations for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2019 except for the following Underlying Funds:
Period:	Underlying Fund:
1/1/2019 - 7/11/2019	Touchstone VST Active Bond Fund
1/1/2019 - 7/11/2019	Touchstone VST Focused Fund
1/1/2019 - 7/11/2019	Touchstone VST Large Cap Core Equity Fund
7/12/2019 - 12/31/2019	Touchstone VST Bond Fund
7/12/2019 - 12/31/2019	Touchstone VST Common Stock Fund
7/12/2019 - 12/31/2019	Fidelity VIP Bond Index Portfolio
7/12/2019 - 12/31/2019	Fidelity VIP International Index Portfolio
7/12/2019 - 12/31/2019	Fidelity VIP Extended Market Index Portfolio

The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2019 and December 31, 2018 with the exception of the following Underlying Funds:

Period:	Underlying Fund:
1/1/2019 - 7/11/2019	Touchstone VST Active Bond Fund
1/1/2019 - 7/11/2019	Touchstone VST Focused Fund
1/1/2019 - 7/11/2019	Touchstone VST Large Cap Core Equity Fund
7/12/2019 - 12/31/2019	Touchstone VST Bond Fund
7/12/2019 - 12/31/2019	Touchstone VST Common Stock Fund
7/12/2019 - 12/31/2019	Fidelity VIP Bond Index Portfolio
7/12/2019 - 12/31/2019	Fidelity VIP International Index Portfolio
7/12/2019 - 12/31/2019	Fidelity VIP Extended Market Index Portfolio

All of the Underlying Funds had activity during the year ended December 31, 2019 and December 31, 2018 except for the following Underlying Funds:
Underlying Fund:	2019 2018
Fidelity VIP Total Market Index Portfolio* X N/A

* The Underlying Fund commenced operations on July 12, 2019

As a result of restructuring, the following Underlying Fund that was previously offered is no longer available as an investment option to our contract holders. Any contract holder allocations that remained in this fund were redeemed and used to purchase shares of the surviving funds as indicated:

Date:	Surviving Underlying Fund:	Closed Underlying Fund:
7/12/2019	Touchstone VST Bond Fund	Touchstone VST Active Bond Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Focused Fund
7/12/2019	Touchstone VST Common Stock Fund	Touchstone VST Large Cap Core Equity Fund

20

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 107 investment subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2019. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares of the Funds are determined based on identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained

21

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•	Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•	Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with the US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

22

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Subsequent Events

Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required.

The extent of the impact of the coronavirus (“COVID-19”) outbreak on the financial performance of the Underlying Funds will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Underlying Funds' investment results may be materially affected.

No additional events were identified requiring further disclosure in these financial statements.

23

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2019 and the cost of investments held at December 31, 2019, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone VST Active Bond Fund (c)	$196,084	$2,731,682	$—
Touchstone VST Aggressive ETF Fund	507,604	859,528	4,803,633
Touchstone VST Bond Fund (b)	2,365,361	268,470	2,102,299
Touchstone VST Common Stock Fund (b)	20,126,855	1,494,991	18,622,832
Touchstone VST Conservative ETF Fund	261,916	1,370,710	5,672,585
Touchstone VST Focused Fund (c)	908,358	17,239,530	—
Touchstone VST Large Cap Core Equity Fund (c)	778,334	3,857,861	—
Touchstone VST Moderate ETF Fund	683,232	1,919,792	7,329,422
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	120,803	106,545	1,672,358
Fidelity VIP Overseas Portfolio	62,661	143,389	890,470
Fidelity VIP Equity-Income Portfolio	717,430	846,238	6,858,006
Fidelity VIP Growth Portfolio	370,916	635,600	3,181,470
Fidelity VIP High Income Portfolio	850,543	632,035	1,728,871
Fidelity VIP Asset Manager Portfolio	166,001	351,876	2,617,275
Fidelity VIP Contrafund® Portfolio	1,620,344	1,759,036	11,003,218
Fidelity VIP Index 500 Portfolio	152,609	531,697	2,211,832
Fidelity VIP Investment Grade Bond Portfolio	48,415	193,241	1,388,963
Fidelity VIP Government Money Market	13,523,797	20,690,421	3,369,376
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	22,536	89,407	203,922
Fidelity VIP Mid Cap Portfolio	356,342	377,352	2,823,373
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	254,613	107,009	1,094,559
Fidelity VIP Balanced Portfolio	3,172,657	1,966,392	9,510,556
Fidelity VIP Bond Index Portfolio (b)	87,095	412	86,677
Fidelity VIP Contrafund® Portfolio	2,567,917	3,107,648	15,632,427
Fidelity VIP Disciplined Small Cap Portfolio	358,994	203,502	1,550,059
Fidelity VIP Equity-Income Portfolio	814,206	682,238	2,973,837
Fidelity VIP Extended Market Index Portfolio (b)	34,140	194	33,953
Fidelity VIP Freedom 2010 Portfolio	26,526	113,242	351,508
Fidelity VIP Freedom 2015 Portfolio	39,489	64,018	371,652
Fidelity VIP Freedom 2020 Portfolio	45,947	51,962	586,336
Fidelity VIP Freedom 2025 Portfolio	232,256	49,681	1,787,620
Fidelity VIP Freedom 2030 Portfolio	45,773	299,324	293,933
Fidelity VIP Growth Portfolio	709,219	500,949	3,083,672
Fidelity VIP High Income Portfolio	18,137,502	12,178,687	6,904,273
Fidelity VIP Index 500 Portfolio	4,155,793	4,428,893	21,519,811
Fidelity VIP International Index Portfolio (b)	1,485	1	1,484
Fidelity VIP Investment Grade Bond Portfolio	1,933,112	1,831,450	14,589,561
Fidelity VIP Mid Cap Portfolio	2,950,550	1,012,882	8,729,384
Fidelity VIP Overseas Portfolio	298,160	2,245,655	2,263,082
Fidelity VIP Target Volatility Portfolio	27,404	24,914	438,177

(a) Name Change. See Note 1.	24
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	$212,769	$150,817	$1,194,740
Franklin Growth and Income VIP Fund	143,758	230,406	1,345,060
Franklin Income VIP Fund	241,044	622,076	2,862,343
JP Morgan IT Mid Cap Value	57,587	132,999	473,258
Morgan Stanley VIF Emerging Markets Debt Portfolio	6,058	27,096	113,049
Morgan Stanley VIF U.S. Real Estate Portfolio	61,744	113,803	509,934
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	259,759	85,431	1,936,095
Columbia VP – Small Cap Value Fund	529,459	425,771	1,939,531
Franklin Growth and Income VIP Fund	615,000	958,964	4,413,132
Franklin Income VIP Fund	1,923,860	1,819,368	14,264,466
Franklin Large Cap Growth VIP Fund	747,083	763,828	4,770,679
Franklin Mutual Shares VIP Fund	1,778,325	1,411,366	10,271,683
Franklin Small Cap Value VIP Fund	343,228	195,240	1,222,195
Invesco V.I. American Franchise Fund	124,768	51,957	303,259
Invesco V.I. American Value Fund	1,606,021	859,735	8,233,612
Invesco V.I. Comstock Fund	914,108	428,962	3,837,358
Invesco V.I. International Growth Fund	466,429	237,191	1,991,188
Invesco V.I. Mid Cap Growth Fund	179,204	39,745	306,744
Templeton Foreign VIP Fund	668,704	496,786	4,531,457
Templeton Global Bond VIP Fund	182,375	176,798	607,136
Templeton Growth VIP Fund	333,761	200,630	1,388,754
Morgan Stanley VIF Emerging Markets Debt Portfolio	153,256	113,784	967,163
Morgan Stanley VIF Emerging Markets Equity Portfolio	360,761	315,315	2,249,404
Morgan Stanley VIF U.S. Real Estate Portfolio	434,086	405,506	2,334,822
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	1,064,936	499,847	3,485,908
BlackRock Global Allocation V.I. Fund	64,660	113,336	595,472
BlackRock High Yield V.I. Fund	81,386	6,146	204,896
BlackRock Total Return V.I. Fund	141,985	14,620	296,081
TOPS® Managed Risk Moderate Growth ETF Portfolio	118,874	105,184	1,114,256
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	188,283	38,193	665,289
American Funds I.S. Capital Income Builder Fund	1,283,729	83,736	2,822,686
American Funds I.S. Global Growth Fund	489,321	228,664	1,985,535
American Funds I.S. Growth Fund	799,337	122,961	2,317,816
American Funds I.S. Growth-Income Fund	671,323	383,506	2,851,164
American Funds I.S. New World Fund	208,765	84,319	815,274
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	42,922	47,043	416,113
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	387,477	194,846	1,614,167
Advisor Class:
PIMCO VIT All Asset Portfolio	113,122	261,154	1,491,525
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	21,974	403	39,520
PIMCO VIT CommodityRealReturn® Strategy Portfolio	191,002	254,323	1,605,968
PIMCO VIT Long-Term U.S. Government Portfolio	21,290	27,117	186,491
PIMCO VIT Low Duration Portfolio	395,408	100,735	2,152,266
PIMCO VIT Real Return Portfolio	75,848	532,681	915,413

(a) Name Change. See Note 1.	25
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Investments

Subaccount	Purchases	Sales	Cost

Advisor Class (continued):
PIMCO VIT Total Return Portfolio	$2,239,276	$3,348,762	$19,390,878
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	15,900	97,041	185,689
Guggenheim VT Multi-Hedge Strategies Fund	16,109	66,701	322,867
Guggenheim VT Long Short Equity Fund	888	13,561	74,972
ETF Shares:
iShares® Core S&P 500 ETF	889,832	5,986,945	13,152,229
iShares® Core S&P Mid-Cap ETF	357,435	1,505,855	4,140,228
iShares® Core S&P Small-Cap ETF	266,212	758,552	2,199,858
iShares® Core U.S. Aggregate Bond ETF	73,077	146,215	599,589
iShares® iBoxx $ High Yield Corporate Bond ETF	9,126	68,851	128,346
iShares® Intermediate-Term Corporate Bond ETF	65,488	71,465	708,997
iShares® International Treasury Bond ETF	233,478	635,951	2,244,644
iShares® S&P 500 Growth ETF	110,314	511,654	1,506,441
iShares® S&P 500 Value ETF	37,319	87,927	435,631
iShares® TIPS Bond ETF	18,371	6,976	127,603
Vanguard® Developed Markets Index Fund, ETF Shares	197,530	710,860	2,536,539
Vanguard® Dividend Appreciation Index Fund, ETF Shares	45,432	249,995	802,509
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	23,851	99,875	222,662
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2,109	9,540	65,068
Vanguard® Large-Cap Index Fund, ETF Shares	31,894	79,780	546,545
Vanguard® Mega Cap Index Fund, ETF Shares	7,045	23,752	92,600
Vanguard® Real Estate Index Fund, ETF Shares	16,285	84,883	243,762
Vanguard® Short-Term Bond Index Fund, ETF Shares	912	4,896	17,810
Vanguard® Total Bond Market Index Fund, ETF Shares	1,672,064	5,057,526	18,453,009

(a) Name Change. See Note 1.	26
(b) New Underlying Fund. See Note 1.
(c) Merger. See Note 1.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below are under “Mortality and Expense %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and	Annual Administration
		Expense %	Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

27

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions (continued)

For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

28

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31. The ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. The first unit value presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. The first total return presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. Therefore, some individual contract ratios are not within the ranges presented.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

*** Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**** Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

29

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Affiliated:
Touchstone VST Aggressive ETF Fund	250	$20.62	to	$22.85	$5,628	1.65%	1.00%	to	1.67%	20.34%	to	21.16%
Touchstone VST Bond Fund (b)	209	10.17	to	10.20	2,129	1.26%	1.00%	to	1.67%	1.67%	to	2.00%
Touchstone VST Common Stock Fund (b)	1,834	10.78	to	10.81	19,789	0.55%	1.00%	to	1.67%	7.77%	to	8.12%
Touchstone VST Conservative ETF Fund	331	15.03	to	18.42	5,619	2.47%	1.00%	to	1.60%	13.62%	to	14.31%
Touchstone VST Moderate ETF Fund	376	20.40	to	21.04	6,855	2.03%	1.00%	to	2.05%	16.53%	to	17.77%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	76	20.72	to	33.75	2,023	1.73%	1.35%	to	1.35%	22.83%	to	22.83%
Fidelity VIP Overseas Portfolio	36	11.80	to	15.65	1,223	1.68%	1.15%	to	1.55%	25.79%	to	26.30%
Fidelity VIP Equity-Income Portfolio	93	31.28	to	31.91	7,810	1.98%	1.10%	to	1.35%	25.72%	to	26.04%
Fidelity VIP Growth Portfolio	29	181.86	to	181.86	5,227	0.26%	1.35%	to	1.35%	32.50%	to	32.50%
Fidelity VIP High Income Portfolio	56	31.00	to	31.00	1,743	5.31%	1.35%	to	1.35%	13.55%	to	13.55%
Fidelity VIP Asset Manager Portfolio	46	60.68	to	60.68	2,777	1.76%	1.35%	to	1.35%	16.65%	to	16.65%
Fidelity VIP Contrafund® Portfolio	178	50.00	to	51.00	13,551	0.45%	1.10%	to	1.35%	29.80%	to	30.13%
Fidelity VIP Index 500 Portfolio	101	23.34	to	24.11	4,690	1.91%	1.10%	to	1.45%	29.45%	to	29.91%
Fidelity VIP Investment Grade Bond Portfolio	76	14.20	to	15.24	1,426	2.65%	1.00%	to	1.55%	7.97%	to	8.57%
Fidelity VIP Government Money Market	344	9.53	to	9.98	3,369	2.06%	1.00%	to	2.75%	(0.79)%	to	1.00%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	12	26.49	to	26.49	323	0.16%	1.35%	to	1.35%	32.37%	to	32.37%
Fidelity VIP Mid Cap Portfolio	41	68.96	to	72.23	2,892	0.78%	1.10%	to	1.35%	21.68%	to	21.99%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	65	19.42	to	22.06	1,103	1.72%	1.00%	to	1.67%	16.04%	to	16.83%
Fidelity VIP Balanced Portfolio	498	24.59	to	27.98	10,560	1.62%	1.00%	to	1.67%	22.04%	to	22.88%
Fidelity VIP Bond Index Portfolio (b)	8	10.15	to	10.15	85	3.77%	1.55%	to	1.55%	1.48%	to	1.48%
Fidelity VIP Contrafund® Portfolio	667	36.51	to	40.90	17,646	0.21%	1.00%	to	1.67%	29.08%	to	29.96%
Fidelity VIP Disciplined Small Cap Portfolio	87	17.07	to	18.61	1,546	0.81%	1.00%	to	1.67%	21.31%	to	22.14%
Fidelity VIP Equity-Income Portfolio	176	25.48	to	26.16	3,356	1.87%	1.00%	to	1.67%	24.99%	to	25.84%
Fidelity VIP Extended Market Index Portfolio (b)	3	10.55	to	10.55	37	1.20%	1.55%	to	1.55%	5.51%	to	5.51%
Fidelity VIP Freedom 2010 Portfolio	26	14.94	to	15.56	397	1.81%	1.35%	to	1.67%	13.82%	to	14.19%
Fidelity VIP Freedom 2015 Portfolio	26	15.89	to	16.59	413	1.70%	1.15%	to	1.60%	16.09%	to	16.62%
Fidelity VIP Freedom 2020 Portfolio	42	16.12	to	16.44	653	1.78%	1.15%	to	1.60%	17.96%	to	18.50%
Fidelity VIP Freedom 2025 Portfolio	120	17.11	to	17.38	1,969	1.84%	1.15%	to	1.60%	19.57%	to	20.12%
Fidelity VIP Freedom 2030 Portfolio	22	16.32	to	19.60	363	1.33%	1.15%	to	1.67%	22.04%	to	22.69%
Fidelity VIP Growth Portfolio	136	34.46	to	31.59	3,900	0.05%	1.00%	to	1.67%	31.74%	to	32.64%
Fidelity VIP High Income Portfolio	336	20.77	to	26.68	6,807	6.67%	1.00%	to	1.67%	12.85%	to	13.62%
Fidelity VIP Index 500 Portfolio	1,273	32.38	to	30.14	29,166	1.73%	1.00%	to	1.67%	28.83%	to	29.71%
Fidelity VIP International Index Portfolio (b)	*-	10.65	to	10.65	2	12.35%	1.15%	to	1.15%	6.52%	to	6.52%
Fidelity VIP Investment Grade Bond Portfolio	1,065	14.42	to	18.64	15,005	2.58%	1.00%	to	1.67%	7.58%	to	8.31%
Fidelity VIP Mid Cap Portfolio	335	39.52	to	45.68	8,716	0.70%	1.00%	to	1.67%	21.12%	to	21.94%
Fidelity VIP Overseas Portfolio	196	22.72	to	21.97	2,673	1.20%	1.00%	to	1.67%	25.37%	to	26.23%
Fidelity VIP Target Volatility Portfolio	36	13.32	to	13.65	486	1.37%	1.15%	to	1.55%	16.81%	to	17.28%
Non-Affiliated Class 1:
Columbia VP – Select Mid Cap Value Fund (a)	80	18.69	to	19.56	1,539	—%	1.15%	to	1.67%	29.43%	to	30.11%
Franklin Growth and Income VIP Fund	57	30.72	to	30.72	1,751	2.50%	1.35%	to	1.35%	24.35%	to	24.35%
Franklin Income VIP Fund	106	28.69	to	29.27	3,053	5.59%	1.10%	to	1.35%	14.85%	to	15.14%
JP Morgan IT Mid Cap Value	18	36.84	to	39.09	630	1.70%	1.00%	to	1.55%	24.80%	to	25.49%
Morgan Stanley VIF Emerging Markets Debt Portfolio	3	27.81	to	35.02	107	5.33%	1.10%	to	1.55%	12.48%	to	13.00%
Morgan Stanley VIF U.S. Real Estate Portfolio	17	36.36	to	40.27	714	1.86%	1.00%	to	1.55%	17.10%	to	17.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	163	13.15	to	13.61	2,148	2.35%	1.00%	to	1.55%	16.16%	to	16.81%
Columbia VP – Small Cap Value Fund	65	27.02	to	28.58	1,751	0.27%	1.15%	to	1.67%	18.97%	to	19.59%
Franklin Growth and Income VIP Fund	215	26.69	to	31.25	4,983	2.23%	1.00%	to	1.67%	23.56%	to	24.40%
Franklin Income VIP Fund	842	23.13	to	29.19	14,513	5.40%	1.00%	to	1.67%	14.12%	to	14.90%
Franklin Large Cap Growth VIP Fund	170	28.58	to	35.12	5,003	—%	1.00%	to	1.67%	32.33%	to	33.23%
Franklin Mutual Shares VIP Fund	593	23.70	to	28.91	9,919	1.84%	1.00%	to	1.67%	20.53%	to	21.35%
Franklin Small Cap Value VIP Fund	58	18.42	to	23.32	1,104	1.06%	1.15%	to	1.67%	24.24%	to	24.90%
Invesco V.I. American Franchise Fund	12	32.03	to	27.45	356	—%	1.15%	to	1.67%	34.15%	to	34.86%

(a) Name Change. See Note 1.	30
(b) New Underlying Fund. See Note 1

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. American Value Fund	386	$18.52	to	$20.05	$7,406	0.44%	1.00%	to	1.67%	22.63%	to	23.46%
Invesco V.I. Comstock Fund	188	27.73	to	33.97	3,722	1.74%	1.00%	to	1.67%	22.86%	to	23.69%
Invesco V.I. International Growth Fund	162	13.06	to	13.59	2,146	1.33%	1.15%	to	1.60%	26.19%	to	26.77%
Invesco V.I. Mid Cap Growth Fund	20	15.17	to	15.40	305	—%	1.15%	to	1.55%	31.93%	to	32.46%
Templeton Foreign VIP Fund	366	18.71	to	22.58	4,336	1.69%	1.00%	to	1.67%	10.65%	to	11.40%
Templeton Global Bond VIP Fund	62	9.42	to	9.68	585	6.16%	1.15%	to	1.55%	0.43%	to	0.84%
Templeton Growth VIP Fund	75	19.23	to	23.32	1,234	2.80%	1.00%	to	1.67%	13.23%	to	14.00%
Morgan Stanley VIF Emerging Markets Debt Portfolio	60	22.19	to	12.98	953	5.39%	1.15%	to	1.67%	12.26%	to	12.86%
Morgan Stanley VIF Emerging Markets Equity Portfolio	146	31.30	to	39.99	2,323	1.01%	1.00%	to	1.67%	17.52%	to	18.32%
Morgan Stanley VIF U.S. Real Estate Portfolio	169	32.21	to	18.31	2,526	1.61%	1.15%	to	1.67%	16.69%	to	17.31%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	134	23.16	to	24.09	3,164	—%	1.15%	to	1.60%	29.45%	to	30.04%
BlackRock Global Allocation V.I. Fund	47	12.79	to	13.48	613	1.22%	1.00%	to	1.60%	15.87%	to	16.58%
BlackRock High Yield V.I. Fund	17	12.09	to	12.27	210	5.15%	1.15%	to	1.55%	13.08%	to	13.54%
BlackRock Total Return V.I. Fund	29	10.50	to	10.58	303	2.59%	1.35%	to	1.55%	7.46%	to	7.67%
TOPS® Managed Risk Moderate Growth ETF Portfolio	97	11.91	to	12.24	1,153	2.12%	1.15%	to	1.55%	14.36%	to	14.83%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	65	10.47	to	10.62	680	2.61%	1.15%	to	1.55%	7.39%	to	7.83%
American Funds I.S. Capital Income Builder Fund	270	11.16	to	11.45	3,032	2.77%	1.00%	to	1.55%	15.80%	to	16.44%
American Funds I.S. Global Growth Fund	133	16.67	to	17.14	2,255	0.99%	1.15%	to	1.60%	32.72%	to	33.33%
American Funds I.S. Growth Fund	128	19.82	to	20.37	2,567	0.61%	1.15%	to	1.60%	28.35%	to	28.94%
American Funds I.S. Growth-Income Fund	169	17.72	to	18.21	3,013	1.49%	1.15%	to	1.60%	23.84%	to	24.41%
American Funds I.S. New World Fund	74	12.48	to	12.79	937	0.81%	1.15%	to	1.55%	26.82%	to	27.34%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	12	33.58	to	35.28	431	1.08%	1.10%	to	1.45%	23.41%	to	23.85%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	75	29.93	to	32.13	1,678	0.75%	1.00%	to	1.67%	22.79%	to	23.62%
Advisor Class:
PIMCO VIT All Asset Portfolio	110	13.53	to	12.94	1,533	2.79%	1.15%	to	1.67%	9.88%	to	10.46%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	4	10.96	to	11.12	40	1.63%	1.15%	to	1.55%	5.25%	to	5.68%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	318	3.90	to	5.46	1,280	4.29%	1.15%	to	1.67%	9.49%	to	10.07%
PIMCO VIT Long-Term U.S. Government Portfolio	17	11.30	to	11.65	200	1.97%	1.15%	to	1.60%	11.40%	to	11.91%
PIMCO VIT Low Duration Portfolio	189	11.01	to	11.92	2,125	2.66%	1.00%	to	1.67%	2.19%	to	2.88%
PIMCO VIT Real Return Portfolio	74	11.97	to	10.96	906	1.54%	1.15%	to	1.67%	6.52%	to	7.08%
PIMCO VIT Total Return Portfolio	1,376	13.71	to	14.84	19,494	2.92%	1.00%	to	1.67%	6.44%	to	7.17%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	27	6.17	to	6.60	168	0.96%	1.00%	to	1.60%	6.41%	to	7.06%
Guggenheim VT Multi-Hedge Strategies Fund	40	8.49	to	9.00	345	2.28%	1.00%	to	1.60%	3.33%	to	3.96%
Guggenheim VT Long Short Equity Fund	7	9.97	to	10.41	72	0.58%	1.00%	to	1.60%	3.85%	to	4.48%
ETF Shares:
iShares® Core S&P 500 ETF	300	61.04	to	65.80	18,622	2.24%	1.75%	to	2.75%	27.64%	to	28.95%
iShares® Core S&P Mid-Cap ETF	101	52.74	to	55.15	5,399	1.70%	1.75%	to	2.75%	22.63%	to	23.89%
iShares® Core S&P Small-Cap ETF	51	55.67	to	58.31	2,870	1.50%	1.75%	to	2.75%	19.44%	to	20.67%
iShares® Core U.S. Aggregate Bond ETF	23	25.15	to	28.74	582	2.74%	1.75%	to	2.75%	5.47%	to	6.56%
iShares® iBoxx $ High Yield Corporate Bond ETF	2	31.74	to	34.05	74	5.04%	1.90%	to	2.75%	10.96%	to	11.93%
iShares® Intermediate-Term Corporate Bond ETF	26	27.40	to	29.40	716	3.55%	1.90%	to	2.75%	11.44%	to	12.42%
iShares® International Treasury Bond ETF	104	21.93	to	23.82	2,326	0.22%	1.75%	to	2.75%	0.91%	to	1.95%
iShares® S&P 500 Growth ETF	35	65.12	to	72.17	2,339	1.73%	1.75%	to	2.75%	27.17%	to	28.47%
iShares® S&P 500 Value ETF	9	55.20	to	59.22	520	2.31%	1.90%	to	2.75%	28.00%	to	29.12%
iShares® TIPS Bond ETF	6	22.69	to	24.35	127	1.83%	1.90%	to	2.75%	5.37%	to	6.29%
Vanguard® Developed Markets Index Fund, ETF Shares	71	36.00	to	34.57	2,603	3.14%	1.75%	to	2.75%	19.22%	to	20.45%

(a) Name Change. See Note 1.	31
(b) New Underlying Fund. See Note 1

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2019		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
ETF Shares (continued):
Vanguard® Dividend Appreciation Index Fund, ETF Shares	19	$54.58	to	$58.55	$1,049	1.83%	1.90%	to	2.75%	26.04%	to	27.14%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	8	27.78	to	29.81	222	3.24%	1.90%	to	2.75%	17.42%	to	18.44%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2	31.92	to	34.14	61	3.47%	1.75%	to	1.90%	11.92%	to	12.09%
Vanguard® Large-Cap Index Fund, ETF Shares	12	60.81	to	65.24	728	1.98%	1.90%	to	2.75%	27.62%	to	28.74%
Vanguard® Mega Cap Index Fund, ETF Shares	2	61.96	to	66.98	140	1.96%	1.75%	to	2.75%	27.55%	to	28.86%
Vanguard® Real Estate Index Fund, ETF Shares	5	46.76	to	50.17	244	3.44%	1.90%	to	2.75%	25.31%	to	26.41%
Vanguard® Short-Term Bond Index Fund, ETF Shares	1	22.84	to	24.42	15	2.31%	1.90%	to	2.75%	2.11%	to	3.01%
Vanguard® Total Bond Market Index Fund, ETF Shares	686	25.15	to	28.83	17,584	2.76%	1.75%	to	2.75%	5.84%	to	6.93%

(a) Name Change. See Note 1.	32
(b) New Underlying Fund. See Note 1

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Affiliated:
Touchstone VST Active Bond Fund	186	$13.20	to	$16.19	$2,460	1.95%	1.00%	to	1.67%	(3.27)%	to	(2.60)%
Touchstone VST Aggressive ETF Fund	283	17.14	to	18.86	5,262	1.64%	1.00%	to	1.67%	(9.39)%	to	(8.77)%
Touchstone VST Conservative ETF Fund	405	14.64	to	16.11	6,038	1.74%	1.00%	to	1.67%	(5.63)%	to	(4.99)%
Touchstone VST Focused Fund	566	30.76	to	34.67	14,555	0.45%	1.00%	to	1.67%	(9.52)%	to	(8.90)%
Touchstone VST Large Cap Core Equity Fund	166	21.94	to	21.61	3,186	0.57%	1.00%	to	1.67%	(8.06)%	to	(7.43)%
Touchstone VST Moderate ETF Fund	475	17.51	to	17.86	7,336	1.89%	1.00%	to	2.05%	(7.96)%	to	(6.97)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	79	16.87	to	27.48	1,716	1.41%	1.35%	to	1.35%	(5.52)%	to	(5.52)%
Fidelity VIP Overseas Portfolio	43	9.38	to	12.39	1,081	1.50%	1.15%	to	1.55%	(16.14)%	to	(15.79)%
Fidelity VIP Equity-Income Portfolio	101	24.88	to	25.32	6,781	2.12%	1.10%	to	1.35%	(9.54)%	to	(9.31)%
Fidelity VIP Growth Portfolio	32	137.25	to	137.25	4,380	0.24%	1.35%	to	1.35%	(1.52)%	to	(1.52)%
Fidelity VIP High Income Portfolio	51	27.30	to	27.30	1,394	5.65%	1.35%	to	1.35%	(4.60)%	to	(4.60)%
Fidelity VIP Asset Manager Portfolio	51	52.02	to	52.02	2,674	1.65%	1.35%	to	1.35%	(6.63)%	to	(6.63)%
Fidelity VIP Contrafund® Portfolio	201	38.52	to	39.19	11,709	0.69%	1.10%	to	1.35%	(7.65)%	to	(7.41)%
Fidelity VIP Index 500 Portfolio	114	18.03	to	18.56	4,015	1.80%	1.10%	to	1.45%	(5.88)%	to	(5.55)%
Fidelity VIP Investment Grade Bond Portfolio	85	13.15	to	14.04	1,474	2.31%	1.00%	to	1.55%	(2.08)%	to	(1.53)%
Fidelity VIP Government Money Market	1,084	9.61	to	9.88	10,536	1.62%	1.00%	to	2.75%	(1.16)%	to	0.63%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	16	20.01	to	20.01	314	0.14%	1.35%	to	1.35%	(1.63)%	to	(1.63)%
Fidelity VIP Mid Cap Portfolio	46	56.67	to	59.21	2,657	0.53%	1.10%	to	1.35%	(15.80)%	to	(15.58)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	57	16.73	to	18.88	852	1.47%	1.00%	to	1.67%	(7.20)%	to	(6.56)%
Fidelity VIP Balanced Portfolio	443	20.15	to	22.77	7,957	1.34%	1.00%	to	1.67%	(6.04)%	to	(5.40)%
Fidelity VIP Contrafund® Portfolio	766	28.28	to	31.47	15,616	0.43%	1.00%	to	1.67%	(8.21)%	to	(7.58)%
Fidelity VIP Disciplined Small Cap Portfolio	84	14.07	to	15.24	1,229	0.59%	1.00%	to	1.67%	(14.75)%	to	(14.17)%
Fidelity VIP Equity-Income Portfolio	175	20.39	to	20.79	2,746	1.86%	1.00%	to	1.67%	(10.07)%	to	(9.46)%
Fidelity VIP Freedom 2010 Portfolio	33	13.12	to	13.63	448	1.36%	1.35%	to	1.67%	(5.87)%	to	(5.56)%
Fidelity VIP Freedom 2015 Portfolio	30	13.69	to	14.22	407	1.35%	1.15%	to	1.60%	(6.80)%	to	(6.38)%
Fidelity VIP Freedom 2020 Portfolio	45	13.67	to	13.87	590	1.38%	1.15%	to	1.60%	(7.59)%	to	(7.16)%
Fidelity VIP Freedom 2025 Portfolio	112	14.31	to	14.13	1,525	1.48%	1.35%	to	1.60%	(8.28)%	to	(8.04)%
Fidelity VIP Freedom 2030 Portfolio	40	13.38	to	14.23	544	1.12%	1.15%	to	1.67%	(9.60)%	to	(9.12)%
Fidelity VIP Growth Portfolio	133	26.16	to	23.82	2,908	0.04%	1.00%	to	1.67%	(2.10)%	to	(1.43)%
Fidelity VIP High Income Portfolio	49	18.40	to	23.48	786	7.35%	1.00%	to	1.67%	(5.24)%	to	(4.60)%
Fidelity VIP Index 500 Portfolio	1,295	25.13	to	23.23	23,138	1.56%	1.00%	to	1.67%	(6.33)%	to	(5.69)%
Fidelity VIP Investment Grade Bond Portfolio	1,071	13.40	to	17.21	13,976	2.30%	1.00%	to	1.67%	(2.45)%	to	(1.78)%
Fidelity VIP Mid Cap Portfolio	296	32.63	to	37.46	6,108	0.39%	1.00%	to	1.67%	(16.20)%	to	(15.63)%
Fidelity VIP Overseas Portfolio	351	18.12	to	17.41	3,983	1.31%	1.00%	to	1.67%	(16.48)%	to	(15.91)%
Fidelity VIP Target Volatility Portfolio	37	11.40	to	11.64	423	1.57%	1.15%	to	1.55%	(7.46)%	to	(7.08)%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	75	14.44	to	15.03	1,113	—%	1.15%	to	1.67%	(14.75)%	to	(14.30)%
Franklin Growth and Income VIP Fund	64	24.70	to	25.14	1,580	2.66%	1.10%	to	1.35%	(5.67)%	to	(5.43)%
Franklin Income VIP Fund	127	24.98	to	25.42	3,175	4.95%	1.10%	to	1.35%	(5.39)%	to	(5.15)%
JP Morgan IT Mid Cap Value	22	29.52	to	31.15	611	0.99%	1.00%	to	1.55%	(13.21)%	to	(12.72)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	4	24.72	to	30.99	119	5.53%	1.10%	to	1.55%	(8.39)%	to	(7.97)%
Morgan Stanley VIF U.S. Real Estate Portfolio	19	31.05	to	34.20	681	2.67%	1.00%	to	1.55%	(9.15)%	to	(8.64)%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	157	11.32	to	11.65	1,781	1.34%	1.00%	to	1.55%	(6.38)%	to	(5.85)%
Columbia VP –Small Cap Value Fund	65	22.71	to	23.90	1,492	0.17%	1.15%	to	1.67%	(19.54)%	to	(19.11)%
Franklin Growth and Income VIP Fund	244	21.60	to	25.12	4,591	2.49%	1.00%	to	1.67%	(6.18)%	to	(5.54)%
Franklin Income VIP Fund	883	20.27	to	25.41	13,324	4.84%	1.00%	to	1.67%	(5.91)%	to	(5.27)%
Franklin Large Cap Growth VIP Fund	191	21.59	to	26.36	4,229	—%	1.00%	to	1.67%	(3.12)%	to	(2.46)%
Franklin Mutual Shares VIP Fund	626	19.66	to	23.82	8,736	2.33%	1.00%	to	1.67%	(10.59)%	to	(9.98)%
Franklin Small Cap Value VIP Fund	59	14.82	to	15.76	904	0.88%	1.15%	to	1.67%	(14.34)%	to	(13.88)%
Invesco V.I. American Franchise Fund	10	23.88	to	20.35	238	—%	1.15%	to	1.67%	(5.50)%	to	(5.00)%
Invesco V.I. American Value Fund	369	15.11	to	16.24	5,756	0.21%	1.00%	to	1.67%	(14.33)%	to	(13.74)%
33

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. Comstock Fund	186	$22.57	to	$27.46	$2,994	1.44%	1.00%	to	1.67%	(13.84)%	to	(13.25)%
Invesco V.I. International Growth Fund	153	10.35	to	10.72	1,607	1.80%	1.15%	to	1.60%	(16.57)%	to	(16.19)%
Invesco V.I. Mid Cap Growth Fund	13	11.50	to	11.63	146	—%	1.15%	to	1.55%	(7.34)%	to	(6.96)%
Templeton Foreign VIP Fund	349	16.91	to	20.27	3,781	2.67%	1.00%	to	1.67%	(16.86)%	to	(16.29)%
Templeton Global Bond VIP Fund	63	9.38	to	9.59	599	—%	1.15%	to	1.55%	0.35%	to	0.76%
Templeton Growth VIP Fund	82	16.98	to	20.46	1,200	2.03%	1.00%	to	1.67%	(16.28)%	to	(15.71)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	59	19.77	to	11.50	843	5.55%	1.15%	to	1.67%	(8.60)%	to	(8.12)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	145	26.64	to	33.80	2,058	0.41%	1.00%	to	1.67%	(18.90)%	to	(18.34)%
Morgan Stanley VIF U.S. Real Estate Portfolio	169	27.60	to	11.79	2,218	2.48%	1.00%	to	1.67%	(9.51)%	to	(8.89)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	131	17.89	to	18.75	2,370	—%	1.00%	to	1.60%	0.49%	to	1.10%
BlackRock Global Allocation V.I. Fund	53	11.04	to	11.57	593	0.75%	1.00%	to	1.60%	(9.06)%	to	(8.51)%
BlackRock High Yield V.I. Fund	11	10.69	to	10.81	123	5.26%	1.15%	to	1.55%	(4.41)%	to	(4.02)%
BlackRock Total Return V.I. Fund	17	9.78	to	9.83	163	2.46%	1.35%	to	1.55%	(2.27)%	to	(2.27)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	100	10.42	to	10.66	1,045	1.78%	1.15%	to	1.55%	(8.82)%	to	(8.45)%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	51	9.75	to	9.85	497	2.23%	1.15%	to	1.55%	(2.43)%	to	(2.03)%
American Funds I.S. Capital Income Builder Fund	158	9.63	to	9.83	1,537	2.73%	1.00%	to	1.55%	(8.69)%	to	(8.32)%
American Funds I.S. Global Growth Fund	122	12.56	to	12.86	1,552	0.53%	1.15%	to	1.60%	(10.70)%	to	(10.29)%
American Funds I.S. Growth Fund	101	15.44	to	15.80	1,576	0.28%	1.15%	to	1.60%	(2.10)%	to	(1.65)%
American Funds I.S. Growth-Income Fund	168	14.31	to	14.64	2,421	1.36%	1.15%	to	1.60%	(3.58)%	to	(3.19)%
American Funds I.S. New World Fund	66	9.84	to	10.04	653	0.75%	1.15%	to	1.55%	(15.59)%	to	(15.24)%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	14	27.21	to	28.49	385	0.97%	1.10%	to	1.45%	(12.52)%	to	(12.21)%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	69	24.37	to	25.99	1,296	0.68%	1.00%	to	1.67%	(12.91)%	to	(12.31)%
Advisor Class:
PIMCO VIT All Asset Portfolio	123	12.32	to	11.71	1,553	3.09%	1.15%	to	1.67%	(7.03)%	to	(6.54)%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	2	10.41	to	10.53	18	1.31%	1.15%	to	1.55%	0.43%	to	0.43%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	345	3.56	to	4.96	1,263	1.97%	1.15%	to	1.67%	(15.64)%	to	(15.19)%
PIMCO VIT Long-Term U.S. Government Portfolio	18	10.14	to	10.41	185	2.30%	1.15%	to	1.60%	(4.05)%	to	(3.61)%
PIMCO VIT Low Duration Portfolio	165	10.77	to	11.58	1,807	1.81%	1.00%	to	1.67%	(1.45)%	to	(0.77)%
PIMCO VIT Real Return Portfolio	112	11.24	to	10.23	1,282	2.37%	1.15%	to	1.67%	(3.95)%	to	(3.44)%
PIMCO VIT Total Return Portfolio	1,476	12.88	to	13.84	19,600	2.43%	1.00%	to	1.67%	(2.31)%	to	(1.64)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	39	5.76	to	6.17	231	—%	1.00%	to	1.67%	(10.55)%	to	(9.94)%
Guggenheim VT Multi-Hedge Strategies Fund	46	8.05	to	8.66	385	—%	1.00%	to	1.67%	(6.67)%	to	(6.03)%
Guggenheim VT Long Short Equity Fund	8	9.27	to	9.97	81	—%	1.00%	to	1.67%	(14.40)%	to	(13.81)%
ETF Shares:
iShares® Core S&P 500 ETF	388	47.82	to	51.03	18,855	1.85%	1.75%	to	2.75%	(7.11)%	to	(6.15)%
iShares® Core S&P Mid-Cap ETF	122	43.01	to	44.51	5,341	1.47%	1.75%	to	2.75%	(13.63)%	to	(12.73)%
iShares® Core S&P Small-Cap ETF	59	46.61	to	48.32	2,802	1.32%	1.75%	to	2.75%	(11.02)%	to	(10.10)%
iShares® Core U.S. Aggregate Bond ETF	26	23.84	to	26.97	620	2.72%	1.75%	to	2.75%	(2.67)%	to	(1.66)%
iShares® iBoxx $ High Yield Corporate Bond ETF	4	28.60	to	30.42	124	5.18%	1.90%	to	2.75%	(4.71)%	to	(3.87)%
iShares® Intermediate-Term Corporate Bond ETF	26	24.59	to	26.15	653	3.33%	1.90%	to	2.75%	(3.48)%	to	(2.63)%
iShares® International Treasury Bond ETF	119	21.74	to	23.37	2,635	0.30%	1.75%	to	2.75%	(5.29)%	to	(4.31)%
iShares® S&P 500 Growth ETF	41	51.20	to	56.17	2,157	1.16%	1.75%	to	2.75%	(2.95)%	to	(1.95)%
iShares® S&P 500 Value ETF	10	43.12	to	45.86	448	2.48%	1.90%	to	2.75%	(11.70)%	to	(10.92)%
iShares® TIPS Bond ETF	5	21.54	to	22.91	108	2.71%	1.90%	to	2.75%	(4.15)%	to	(3.31)%

34

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2018		Unit			Net	Investment	Expense			Total
	Units	Value			Assets	Income	Ratio			Return
Subaccount	(000s)	Range			(000s)	Ratio (**)	Range (***)			Range (****)
ETF Shares (continued):
Vanguard® Developed Markets Index Fund, ETF Shares	87	$30.20	to	$28.70	$2,651	2.85%	1.75%	to	2.75%	(17.11)%	to	(16.25)%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	23	43.30	to	46.05	995	1.88%	1.90%	to	2.75%	(4.78)%	to	(3.94)%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	11	23.66	to	21.70	260	2.52%	1.75%	to	2.75%	(17.11)%	to	(16.25)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	2	28.52	to	30.46	63	3.45%	1.75%	to	1.90%	(3.61)%	to	(3.46)%
Vanguard® Large-Cap Index Fund, ETF Shares	13	47.65	to	50.67	606	1.84%	1.90%	to	2.75%	(7.09)%	to	(6.27)%
Vanguard® Mega Cap Index Fund, ETF Shares	2	48.58	to	51.98	123	1.93%	1.75%	to	2.75%	(6.12)%	to	(5.15)%
Vanguard® Real Estate Index Fund, ETF Shares	7	37.32	to	39.69	252	4.38%	1.90%	to	2.75%	(8.62)%	to	(7.82)%
Vanguard® Short-Term Bond Index Fund, ETF Shares	1	22.37	to	23.71	18	1.94%	1.90%	to	2.75%	(1.45)%	to	(0.59)%
Vanguard® Total Bond Market Index Fund, ETF Shares	821	23.76	to	26.96	19,849	2.78%	1.75%	to	2.75%	(2.87)%	to	(1.87)%

35

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone VST Active Bond Fund	242	$13.64 to $16.63	$3,363	2.37%	1.00% to 1.67%	1.81% to 2.51%
Touchstone VST Aggressive ETF Fund	325	22.46 to 20.68	6,610	1.68%	1.00% to 2.15%	14.78% to 16.13%
Touchstone VST Conservative ETF Fund	454	14.98 to 16.96	7,158	2.04%	1.00% to 2.15%	7.70% to 8.96%
Touchstone VST Focused Fund	640	34.00 to 38.06	18,136	0.51%	1.00% to 1.67%	11.75% to 12.51%
Touchstone VST Large Cap Core Equity Fund	187	23.86 to 23.35	3,905	0.67%	1.00% to 1.67%	19.30% to 20.11%
Touchstone VST Moderate ETF Fund	522	18.85 to 19.20	8,797	1.94%	1.00% to 2.15%	11.22% to 12.52%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	90	17.86 to 29.08	2,068	1.42%	1.35%	14.86%
Fidelity VIP Overseas Portfolio	50	11.19 to 11.87	1,438	1.40%	1.00% to 1.55%	28.27% to 28.99%
Fidelity VIP Equity-Income Portfolio	138	27.50 to 27.92	10,060	1.68%	1.10% to 1.35%	11.38% to 11.66%
Fidelity VIP Growth Portfolio	36	139.37	4,980	0.22%	1.35%	33.32%
Fidelity VIP High Income Portfolio	56	28.61	1,604	4.56%	1.35%	5.50%
Fidelity VIP Asset Manager Portfolio	59	55.72	3,277	1.86%	1.35%	12.57%
Fidelity VIP Contrafund® Portfolio	224	41.71 to 42.33	13,970	0.98%	1.10% to 1.35%	20.24% to 20.54%
Fidelity VIP Index 500 Portfolio	129	19.15 to 19.65	4,803	1.77%	1.10% to 1.45%	19.96% to 20.38%
Fidelity VIP Investment Grade Bond Portfolio	103	13.43 to 14.26	2,012	2.31%	1.00% to 1.55%	2.61% to 3.18%
Fidelity VIP Government Money Market	1,139	9.72 to 9.82	11,055	0.67%	1.00% to 2.75%	(2.08)% to (0.33)%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	18	20.34	359	0.13%	1.35%	33.19%
Fidelity VIP Mid Cap Portfolio	53	67.30 to 70.14	3,587	0.61%	1.10% to 1.35%	19.08% to 19.38%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	63	18.03 to 20.20	1,005	1.55%	1.00% to 1.67%	11.85% to 12.61%
Fidelity VIP Balanced Portfolio	410	21.45 to 24.08	7,973	1.30%	1.00% to 1.67%	14.18% to 14.96%
Fidelity VIP Contrafund® Portfolio	848	30.81 to 34.05	18,909	0.77%	1.00% to 1.67%	19.56% to 20.38%
Fidelity VIP Disciplined Small Cap Portfolio	118	16.51 to 17.75	2,011	0.55%	1.00% to 1.67%	5.01% to 5.73%
Fidelity VIP Equity-Income Portfolio	288	22.67 to 22.96	5,449	1.43%	1.00% to 1.67%	10.78% to 11.53%
Fidelity VIP Freedom 2010 Portfolio	37	13.94 to 14.43	528	0.98%	1.35% to 1.67%	10.92% to 11.28%
Fidelity VIP Freedom 2015 Portfolio	32	14.17 to 15.19	456	1.04%	1.15% to 1.67%	12.89% to 13.48%
Fidelity VIP Freedom 2020 Portfolio	44	14.79 to 14.94	620	1.26%	1.15% to 1.60%	14.41% to 14.93%
Fidelity VIP Freedom 2025 Portfolio	46	15.60 to 15.37	686	1.24%	1.35% to 1.60%	15.69% to 15.99%
Fidelity VIP Freedom 2030 Portfolio	43	14.80 to 15.65	634	0.67%	1.15% to 1.67%	18.69% to 19.31%
Fidelity VIP Growth Portfolio	183	26.72 to 24.16	4,162	0.09%	1.00% to 1.67%	32.57% to 33.47%
Fidelity VIP High Income Portfolio	70	19.42 to 24.61	1,264	1.48%	1.00% to 1.67%	5.13% to 5.85%
Fidelity VIP Index 500 Portfolio	1,347	26.83 to 24.64	25,759	1.61%	1.00% to 1.67%	19.39% to 20.20%
Fidelity VIP Investment Grade Bond Portfolio	1,061	13.74 to 17.52	14,157	2.27%	1.00% to 1.67%	2.26% to 2.96%
Fidelity VIP Mid Cap Portfolio	348	38.94 to 44.40	8,978	0.50%	1.00% to 1.67%	18.53% to 19.34%
Fidelity VIP Overseas Portfolio	375	21.69 to 20.70	5,131	1.27%	1.00% to 1.67%	27.83% to 28.69%
Fidelity VIP Target Volatility Portfolio	36	12.32 to 12.53	440	1.14%	1.15% to 1.55%	14.50% to 14.96%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	77	16.94 to 17.54	1,330	—%	1.15% to 1.67%	11.65% to 12.24%
Franklin Growth and Income VIP Fund	71	26.19 to 26.58	1,847	5.98%	1.10% to 1.35%	14.59% to 14.87%
Franklin Income VIP Fund	142	26.41 to 26.80	3,757	4.30%	1.10% to 1.35%	8.46% to 8.74%
JP Morgan IT Mid Cap Value	27	34.01 to 35.69	856	0.79%	1.00% to 1.55%	12.01% to 12.63%
Morgan Stanley VIF Emerging Markets Debt Portfolio	4	26.98 to 33.67	140	5.48%	1.10% to 1.55%	8.02% to 8.51%
Morgan Stanley VIF U.S. Real Estate Portfolio	23	34.18 to 37.43	917	1.58%	1.00% to 1.55%	1.52% to 2.08%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	164	12.07 to 12.37	1,988	0.78%	1.00% to 1.60%	12.97% to 13.66%
Columbia VP –Small Cap Value Fund	59	28.23 to 29.55	1,684	0.32%	1.15% to 1.67%	12.09% to 12.68%
Franklin Growth and Income VIP Fund	289	23.03 to 26.59	5,848	5.81%	1.00% to 1.67%	13.93% to 14.70%
Franklin Income VIP Fund	901	21.54 to 26.82	14,667	4.12%	1.00% to 1.67%	7.85% to 8.58%
Franklin Large Cap Growth VIP Fund	110	22.29 to 27.02	2,309	0.62%	1.00% to 1.67%	25.98% to 26.83%
Franklin Mutual Shares VIP Fund	660	21.99 to 26.46	10,475	2.25%	1.00% to 1.67%	6.54% to 7.27%
Franklin Small Cap Value VIP Fund	67	17.30 to 18.31	1,209	0.51%	1.15% to 1.67%	8.81% to 9.38%
Invesco V.I. American Franchise Fund	10	25.27 to 21.42	251	—%	1.15% to 1.67%	24.91% to 25.57%
Invesco V.I. American Value Fund	120	17.63 to 18.83	2,169	0.60%	1.00% to 1.67%	7.86% to 8.59%
Invesco V.I. Comstock Fund	187	26.20 to 31.66	3,500	1.99%	1.00% to 1.67%	15.62% to 16.40%

36

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. International Growth Fund	143	$12.40 to $12.79	$1,795	1.27%	1.15% to 1.60%	20.77% to 21.32%
Invesco V.I. Mid Cap Growth Fund	5	12.41 to 12.49	61	—%	1.15% to 1.55%	20.26% to 20.74%
Templeton Foreign VIP Fund	331	20.34 to 24.22	4,473	2.55%	1.00% to 1.67%	14.75% to 15.53%
Templeton Global Bond VIP Fund	68	9.34 to 9.52	645	—%	1.15% to 1.55%	0.35% to 0.76%
Templeton Growth VIP Fund	105	20.28 to 24.27	1,863	1.63%	1.00% to 1.67%	16.53% to 17.32%
Morgan Stanley VIF Emerging Markets Debt Portfolio	56	21.63 to 15.86	899	5.60%	1.00% to 1.67%	7.76% to 8.49%
Morgan Stanley VIF Emerging Markets Equity Portfolio	122	32.84 to 41.39	2,026	0.66%	1.00% to 1.67%	32.82% to 33.72%
Morgan Stanley VIF U.S. Real Estate Portfolio	179	30.50 to 12.94	2,635	1.29%	1.00% to 1.67%	1.16% to 1.84%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	123	17.80 to 18.54	2,215	—%	1.00% to 1.60%	30.83% to 31.62%
BlackRock Global Allocation V.I. Fund	67	12.14 to 12.64	817	1.29%	1.00% to 1.60%	11.90% to 12.58%
BlackRock High Yield V.I. Fund	5	11.19 to 11.26	53	4.90%	1.15% to 1.55%	5.41% to 5.84%
BlackRock Total Return V.I. Fund	20	10.00 to 10.02	198	2.22%	1.45% to 1.55%	1.61% to 1.71%
TOPS® Managed Risk Moderate Growth ETF Portfolio	82	11.43 to 11.64	935	1.58%	1.15% to 1.55%	12.08% to 12.53%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund	51	9.99 to 10.06	510	2.35%	1.15% to 1.55%	1.70% to 2.11%
American Funds I.S. Capital Income Builder Fund	146	10.55 to 10.67	1,551	2.62%	1.15% to 1.55%	10.91% to 11.36%
American Funds I.S. Global Growth Fund	102	14.07 to 14.33	1,460	0.63%	1.15% to 1.60%	29.03% to 29.61%
American Funds I.S. Growth Fund	80	15.77 to 16.06	1,272	0.48%	1.15% to 1.60%	25.95% to 26.52%
American Funds I.S. Growth-Income Fund	134	14.88 to 15.12	2,006	1.40%	1.15% to 1.55%	20.19% to 20.68%
American Funds I.S. New World Fund	45	11.66 to 11.85	527	0.84%	1.15% to 1.55%	27.07% to 27.58%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	17	31.10 to 32.45	557	0.96%	1.10% to 1.45%	12.68% to 13.08%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	67	27.99 to 29.64	1,463	0.71%	1.00% to 1.67%	12.14% to 12.90%
Advisor Class:
PIMCO VIT All Asset Portfolio	118	13.25 to 12.53	1,600	4.46%	1.15% to 1.67%	11.49% to 12.08%
PIMCO VIT International Bond Portfolio (US Dollar Hedged)	*-	10.37	4	28.25%	1.55%	1.08%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	400	4.22 to 5.85	1,730	11.07%	1.15% to 1.67%	0.35% to 0.88%
PIMCO VIT Long-Term U.S. Government Portfolio	19	10.57 to 10.80	207	2.08%	1.15% to 1.60%	7.11% to 7.60%
PIMCO VIT Low Duration Portfolio	166	10.93 to 11.67	1,840	1.25%	1.00% to 1.67%	(0.44)% to 0.24%
PIMCO VIT Real Return Portfolio	123	11.70 to 10.60	1,462	2.27%	1.15% to 1.67%	1.83% to 2.36%
PIMCO VIT Total Return Portfolio	1,613	13.18 to 14.08	21,874	1.92%	1.00% to 1.67%	3.07% to 3.77%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	45	6.44 to 6.85	292	1.42%	1.00% to 1.67%	6.90% to 7.63%
Guggenheim VT Multi-Hedge Strategies Fund	60	8.63 to 9.21	543	—%	1.00% to 1.67%	1.95% to 2.64%
Guggenheim VT Long Short Equity Fund	9	10.83 to 11.56	104	0.37%	1.00% to 1.67%	12.94% to 13.71%
ETF Shares:
iShares® Core S&P 500 ETF	451	51.48 to 54.37	23,528	1.88%	1.75% to 2.75%	18.42% to 19.63%
iShares® Core S&P Mid-Cap ETF	134	49.80 to 51.01	6,734	1.28%	1.75% to 2.75%	13.07% to 14.23%
iShares® Core S&P Small-Cap ETF	67	52.38 to 53.75	3,551	1.28%	1.75% to 2.75%	10.07% to 11.19%
iShares® Core U.S. Aggregate Bond ETF	27	24.49 to 27.43	671	2.32%	1.75% to 2.75%	0.71% to 1.74%
iShares® iBoxx $ High Yield Corporate Bond ETF	8	30.02 to 32.38	249	5.05%	1.75% to 2.75%	3.17% to 4.23%
iShares® Intermediate-Term Corporate Bond ETF	29	25.47 to 26.86	751	2.48%	1.90% to 2.75%	0.70% to 1.57%
iShares® International Treasury Bond ETF	129	22.95 to 24.42	2,992	0.20%	1.75% to 2.75%	8.42% to 9.53%
iShares® S&P 500 Growth ETF	47	52.76 to 57.29	2,538	1.43%	1.75% to 2.75%	23.74% to 25.00%
iShares® S&P 500 Value ETF	10	48.84 to 51.49	480	2.17%	1.90% to 2.75%	12.11% to 13.08%
iShares® TIPS Bond ETF	5	22.47 to 23.69	124	2.13%	1.90% to 2.75%	0.10% to 0.97%
Vanguard® Developed Markets Index Fund, ETF Shares	88	36.43 to 34.27	3,214	2.91%	1.75% to 2.75%	22.94% to 24.20%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	31	45.47 to 47.94	1,420	1.99%	1.90% to 2.75%	18.88% to 19.92%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	14	28.54 to 25.91	392	2.41%	1.75% to 2.75%	27.87% to 29.18%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	4	29.79 to 31.55	106	3.21%	1.75% to 2.55%	2.63% to 3.47%
Vanguard® Large-Cap Index Fund, ETF Shares	15	51.28 to 54.06	755	1.89%	1.90% to 2.75%	18.69% to 19.73%
Vanguard® Mega Cap Index Fund, ETF Shares	2	51.74 to 54.80	129	1.94%	1.75% to 2.75%	19.24% to 20.47%
Vanguard® Real Estate Index Fund, ETF Shares	7	40.84 to 43.05	306	4.15%	1.90% to 2.75%	2.01% to 2.90%

37

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
ETF Shares (continued):
Vanguard® Short-Term Bond Index Fund, ETF Shares	3	$22.70 to $23.85	$66	1.63%	1.90% to 2.75%	(1.57)% to (0.71)%
Vanguard® Total Bond Market Index Fund, ETF Shares	905	24.46 to 27.47	22,485	2.54%	1.75% to 2.75%	0.73% to 1.76%
* - Less than 500.

38

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone VST Active Bond Fund	280	$13.40 to $16.22	$3,834	1.95%	1.00% to 1.67%	4.21% to 4.92%
Touchstone VST Aggressive ETF Fund	383	19.57 to 17.80	6,731	1.51%	1.00% to 2.15%	5.64% to 6.88%
Touchstone VST Conservative ETF Fund	532	13.91 to 15.56	7,728	1.42%	1.00% to 2.15%	3.31% to 4.53%
Touchstone VST Focused Fund	735	30.43 to 33.83	18,604	—%	1.00% to 1.67%	11.22% to 11.98%
Touchstone VST Large Cap Core Equity Fund	209	20.00 to 19.44	3,650	0.81%	1.00% to 1.67%	7.02% to 7.75%
Touchstone VST Moderate ETF Fund	630	16.95 to 17.06	9,571	1.54%	1.00% to 2.15%	4.56% to 5.78%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	104	15.55 to 25.32	2,072	1.29%	1.35%	5.82%
Fidelity VIP Overseas Portfolio	53	8.62 to 9.20	1,218	1.31%	1.00% to 1.67%	(6.65)% to (6.01)%
Fidelity VIP Equity-Income Portfolio	142	24.70 to 25.00	9,839	2.30%	1.10% to 1.35%	16.43% to 16.72%
Fidelity VIP Growth Portfolio	39	104.54	4,048	0.04%	1.35%	(0.56)%
Fidelity VIP High Income Portfolio	72	27.12	1,949	5.34%	1.35%	13.06%
Fidelity VIP Asset Manager Portfolio	63	49.50	3,137	1.46%	1.35%	1.68%
Fidelity VIP Contrafund® Portfolio	251	34.69 to 35.12	12,933	0.79%	1.10% to 1.35%	6.55% to 6.82%
Fidelity VIP Index 500 Portfolio	150	15.97 to 16.33	4,467	1.36%	1.10% to 1.45%	10.24% to 10.63%
Fidelity VIP Investment Grade Bond Portfolio	121	13.09 to 13.82	2,194	2.21%	1.00% to 1.55%	3.12% to 3.69%
Fidelity VIP Government Money Market	823	9.74 to 9.85	8,041	0.19%	1.00% to 1.67%	(1.47)% to (0.80)%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	21	15.27	324	—%	1.35%	(0.64)%
Fidelity VIP Mid Cap Portfolio	59	56.52 to 58.75	3,366	0.41%	1.10% to 1.35%	10.60% to 10.88%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	70	16.12 to 17.94	1,005	1.28%	1.00% to 1.67%	1.12% to 1.81%
Fidelity VIP Balanced Portfolio	363	18.78 to 20.94	6,178	1.25%	1.00% to 1.67%	5.19% to 5.91%
Fidelity VIP Contrafund® Portfolio	966	25.77 to 25.91	18,020	0.59%	0.60% to 1.67%	5.93% to 7.08%
Fidelity VIP Disciplined Small Cap Portfolio	65	15.72 to 16.79	1,054	0.62%	1.00% to 1.67%	20.27% to 21.09%
Fidelity VIP Equity-Income Portfolio	339	20.47 to 20.58	5,800	2.17%	1.00% to 1.67%	15.75% to 16.53%
Fidelity VIP Freedom 2010 Portfolio	56	12.94 to 13.23	711	1.03%	1.15% to 1.60%	3.55% to 4.02%
Fidelity VIP Freedom 2015 Portfolio	51	12.55 to 13.39	643	1.05%	1.15% to 1.67%	3.82% to 4.36%
Fidelity VIP Freedom 2020 Portfolio	46	12.93 to 13.00	576	1.47%	1.15% to 1.60%	4.11% to 4.59%
Fidelity VIP Freedom 2025 Portfolio	61	13.48 to 13.12	784	1.63%	1.45% to 1.60%	4.29% to 4.45%
Fidelity VIP Freedom 2030 Portfolio	98	12.47 to 13.12	1,224	1.24%	1.15% to 1.67%	4.60% to 5.15%
Fidelity VIP Growth Portfolio	238	20.15 to 18.10	4,080	—%	1.00% to 1.67%	(1.13)% to (0.45)%
Fidelity VIP High Income Portfolio	462	18.47 to 23.25	8,364	5.85%	1.00% to 1.67%	12.26% to 13.03%
Fidelity VIP Index 500 Portfolio	1,373	22.47 to 20.50	22,106	1.49%	1.00% to 1.67%	9.72% to 10.47%
Fidelity VIP Investment Grade Bond Portfolio	1,002	13.44 to 17.02	13,063	2.21%	1.00% to 1.67%	2.73% to 3.43%
Fidelity VIP Mid Cap Portfolio	340	32.85 to 37.20	7,257	0.30%	1.00% to 1.67%	10.06% to 10.80%
Fidelity VIP Overseas Portfolio	344	16.97 to 16.09	3,643	1.24%	1.00% to 1.67%	(6.85)% to (6.21)%
Fidelity VIP Target Volatility Portfolio	35	10.76 to 10.90	381	1.15%	1.15% to 1.55%	3.43% to 3.85%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	80	15.17 to 15.76	1,226	—%	1.00% to 1.67%	12.24% to 13.01%
Franklin Growth and Income VIP Fund	82	22.86 to 23.14	1,877	2.83%	1.10% to 1.35%	10.35% to 10.63%
Franklin Income VIP Fund	173	24.35 to 24.65	4,217	5.05%	1.10% to 1.35%	12.79% to 13.08%
JP Morgan IT Mid Cap Value	35	30.36 to 31.69	980	0.91%	1.00% to 1.55%	12.92% to 13.55%
Morgan Stanley VIF Emerging Markets Debt Portfolio	5	24.98 to 31.03	140	5.94%	1.10% to 1.55%	8.84% to 9.34%
Morgan Stanley VIF U.S. Real Estate Portfolio	30	33.67 to 36.67	1,170	1.35%	1.00% to 1.55%	5.16% to 5.75%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	168	10.68 to 10.88	1,804	1.37%	1.00% to 1.60%	5.56% to 6.20%
Columbia VP – Small Cap Value Fund	49	25.19 to 26.23	1,259	0.39%	1.15% to 1.67%	30.53% to 31.22%
Franklin Growth and Income VIP Fund	343	20.21 to 23.18	6,054	2.59%	1.00% to 1.67%	9.76% to 10.51%
Franklin Income VIP Fund	925	19.98 to 24.70	14,189	4.95%	1.00% to 1.67%	12.12% to 12.88%
Franklin Large Cap Growth VIP Fund	134	17.69 to 21.31	2,190	—%	1.00% to 1.67%	(3.43)% to (2.77)%
Franklin Mutual Shares VIP Fund	676	20.64 to 21.10	10,106	2.00%	0.60% to 1.67%	14.12% to 15.36%
Franklin Small Cap Value VIP Fund	77	15.90 to 19.82	1,280	0.80%	1.15% to 1.67%	28.02% to 28.69%
Invesco V.I. American Franchise Fund	14	20.23 to 17.06	284	—%	1.15% to 1.67%	0.31% to 0.84%
Invesco V.I. American Value Fund	113	16.35 to 17.34	1,881	0.12%	1.00% to 1.67%	13.30% to 14.07%

39

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. Comstock Fund	190	$22.66 to $27.19	$3,086	1.34%	1.00% to 1.67%	15.04% to 15.82%
Invesco V.I. International Growth Fund	127	10.42 to 10.54	1,316	1.18%	0.80% to 1.67%	(2.04)% to (1.84)%
Invesco V.I. Mid Cap Growth Fund (April 29. 2016)	3	10.32	34	—%	1.55%	3.20%
Templeton Foreign VIP Fund	337	17.73 to 20.96	4,039	1.94%	1.00% to 1.67%	5.39% to 6.10%
Templeton Global Bond VIP Fund	73	9.35 to 9.45	683	—%	1.15% to 1.55%	1.45% to 1.76%
Templeton Growth VIP Fund	135	17.40 to 16.98	1,979	2.04%	0.60% to 1.67%	7.79% to 8.96%
Morgan Stanley VIF Emerging Markets Debt Portfolio	72	20.07 to 14.62	1,064	5.53%	1.00% to 1.67%	8.74% to 9.48%
Morgan Stanley VIF Emerging Markets Equity Portfolio	164	24.73 to 30.96	2,230	0.45%	1.00% to 1.67%	4.84% to 5.56%
Morgan Stanley VIF U.S. Real Estate Portfolio	183	30.15 to 12.70	2,708	1.06%	1.00% to 1.67%	4.77% to 5.48%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	120	13.61 to 14.09	1,648	—%	1.00% to 1.60%	(1.73)% to (1.13)%
BlackRock Global Allocation V.I. Fund	69	10.85 to 11.23	757	1.01%	1.00% to 1.60%	2.15% to 2.77%
BlackRock High Yield V.I. Fund (April 29, 2016)	3	10.61	33	5.18%	1.55%	6.12%
BlackRock Total Return V.I. Fund (April 29, 2016)	19	9.84	183	1.84%	1.55%	(1.55)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	83	10.19 to 10.35	843	2.17%	1.35% to 1.45%	4.50% to 4.92%
Non-Affiliated Class 4:
American Funds I.S. Bond Fund (April 29, 2016)	20	9.82 to 9.85	199	3.40%	1.15% to 1.55%	(1.79)% to (1.52)%
American Funds I.S. Capital Income Builder Fund	83	9.51 to 9.58	796	3.20%	1.15% to 1.55%	2.18% to 2.59%
American Funds I.S. Global Growth Fund	87	10.90 to 11.06	958	0.68%	1.15% to 1.60%	(1.24)% to (0.78)%
American Funds I.S. Growth Fund	62	12.54 to 12.52	775	1.07%	1.15% to 1.55%	7.53% to 7.47%
American Funds I.S. Growth-Income Fund	118	12.38 to 12.53	1,465	1.32%	1.15% to 1.55%	9.53% to 9.98%
American Funds I.S. New World Fund	41	9.17 to 9.29	376	0.58%	1.15% to 1.55%	3.42% to 3.84%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	19	27.60 to 28.70	525	1.09%	1.10% to 1.45%	19.27% to 19.70%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	68	24.96 to 26.25	1,332	0.82%	1.00% to 1.67%	18.69% to 19.50%
Advisor Class:
PIMCO VIT All Asset Portfolio	130	11.88 to 12.60	1,582	2.43%	1.00% to 1.67%	11.02% to 11.78%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	405	4.21 to 5.79	1,741	1.01%	1.15% to 1.67%	12.96% to 13.55%
PIMCO VIT Long-Term U.S. Government Portfolio	18	9.87 to 10.04	179	1.88%	1.15% to 1.67%	(1.03)% to (0.58)%
PIMCO VIT Low Duration Portfolio	196	10.98 to 11.64	2,186	1.44%	1.00% to 1.67%	(0.39)% to 0.29%
PIMCO VIT Real Return Portfolio	144	11.49 to 12.19	1,689	2.18%	1.00% to 1.67%	3.34% to 4.04%
PIMCO VIT Total Return Portfolio	1,679	12.79 to 13.56	22,051	1.98%	1.00% to 1.67%	0.86% to 1.55%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	50	6.02 to 6.36	306	3.68%	1.00% to 1.67%	(16.19)% to (15.62)%
Guggenheim VT Multi-Hedge Strategies Fund	64	8.46 to 8.97	560	0.10%	1.00% to 1.67%	(2.14)% to (1.48)%
Guggenheim VT Long Short Equity Fund	17	9.59 to 10.17	175	—%	1.00% to 1.67%	(1.02)% to (0.35)%
ETF Shares:
iShares® Core S&P 500 ETF	517	43.47 to 45.45	22,723	2.23%	1.75% to 2.75%	9.07% to 10.19%
iShares® Core S&P Mid-Cap ETF	149	44.04 to 44.66	6,627	1.76%	1.75% to 2.75%	17.36% to 18.57%
iShares® Core S&P Small-Cap ETF	75	47.59 to 48.34	3,593	1.41%	1.75% to 2.75%	23.13% to 24.39%
iShares® Core U.S. Aggregate Bond ETF	24	24.32 to 26.96	586	2.34%	1.75% to 2.75%	(0.40)% to 0.62%
iShares® iBoxx $ High Yield Corporate Bond ETF	10	29.09 to 31.06	301	5.43%	1.75% to 2.75%	10.29% to 11.42%
iShares® Intermediate-Term Corporate Bond ETF	32	25.30 to 26.44	821	2.44%	1.90% to 2.75%	0.47% to 1.35%
iShares® International Treasury Bond ETF	129	21.17 to 22.30	2,764	0.66%	1.75% to 2.75%	(1.92)% to (0.91)%
iShares® S&P 500 Growth ETF	50	42.64 to 45.83	2,162	1.58%	1.75% to 2.75%	3.88% to 4.95%
iShares® S&P 500 Value ETF	13	43.56 to 45.53	582	2.47%	1.90% to 2.75%	14.09% to 15.08%
iShares® TIPS Bond ETF	5	22.45 to 23.46	109	1.53%	1.90% to 2.75%	1.80% to 2.69%
Vanguard® Developed Markets Index Fund, ETF Shares	103	29.63 to 27.59	3,057	3.10%	1.75% to 2.75%	(0.17)% to 0.85%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	39	38.25 to 41.43	1,500	2.23%	1.75% to 2.75%	8.91% to 10.03%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	18	22.32 to 20.06	387	2.55%	1.75% to 2.75%	9.10% to 10.22%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	4	27.40 to 30.49	118	3.24%	1.75% to 2.75%	2.36% to 3.41%
Vanguard® Large-Cap Index Fund, ETF Shares	16	43.20 to 44.88	700	2.11%	1.75% to 2.75%	8.70% to 9.81%
Vanguard® Mega Cap Index Fund, ETF Shares	3	43.39 to 45.49	126	2.27%	1.75% to 2.75%	8.84% to 9.95%
Vanguard® Real Estate Index Fund, ETF Shares	9	40.03 to 41.84	378	4.86%	1.90% to 2.75%	5.64% to 6.56%

40

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
ETF Shares:
Vanguard® Short-Term Bond Index Fund, ETF Shares	4	$23.06 to $24.02	$98	1.46%	1.90% to 2.75%	(1.45)% to (0.59)%
Vanguard® Total Bond Market Index Fund, ETF Shares	882	24.28 to 27.00	21,719	2.41%	1.75% to 2.75%	(0.30)% to 0.73%

41

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone VST Active Bond Fund	317	$12.86 to $15.46	$4,188	3.21%	1.00% to 1.67%	(2.92)% to (2.26)%
Touchstone VST Aggressive ETF Fund	426	18.53 to 16.66	7,073	1.56%	1.00% to 2.15%	(2.25)% to (1.10)%
Touchstone VST Conservative ETF Fund	634	13.46 to 14.89	8,846	1.40%	1.00% to 2.15%	(2.38)% to (1.24)%
Touchstone VST Focused Fund	1,042	27.36 to 30.21	24,687	—%	1.00% to 1.67%	0.27% to 0.95%
Touchstone VST Large Cap Core Equity Fund	228	18.69 to 18.04	3,758	1.55%	1.00% to 1.67%	(5.61)% to (4.97)%
Touchstone VST Moderate ETF Fund	785	16.21 to 16.13	11,451	1.78%	1.00% to 2.15%	(2.33)% to (1.18)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced Portfolio	119	14.69 to 23.93	2,226	1.45%	1.35%	(0.77)%
Fidelity VIP Overseas Portfolio	73	9.23 to 9.79	1,712	1.29%	1.00% to 1.67%	1.90% to 2.59%
Fidelity VIP Equity-Income Portfolio	146	21.21 to 21.42	8,281	3.04%	1.10% to 1.35%	(5.26)% to (5.02)%
Fidelity VIP Growth Portfolio	42	105.13	4,400	0.25%	1.35%	5.73%
Fidelity VIP High Income Portfolio	65	23.99	1,553	6.12%	1.35%	(4.93)%
Fidelity VIP Asset Manager Portfolio	69	48.68	3,373	1.56%	1.35%	(1.21)%
Fidelity VIP Contrafund® Portfolio	292	32.55 to 32.87	14,233	0.99%	1.10% to 1.35%	(0.69)% to (0.44)%
Fidelity VIP Index 500 Portfolio	195	14.49 to 14.76	5,153	1.86%	1.10% to 1.45%	(0.13)% to 0.22%
Fidelity VIP Investment Grade Bond Portfolio	150	12.70 to 13.33	2,543	2.25%	1.00% to 1.55%	(2.13)% to (1.59)%
Fidelity VIP Government Money Market	1,427	9.89 to 9.93	14,126	0.03%	1.00% to 1.67%	(1.13)% to (0.67)%
Non-Affiliated Service Class:
Fidelity VIP Growth Portfolio	26	15.37	394	0.15%	1.35%	5.61%
Fidelity VIP Mid Cap Portfolio	69	51.10 to 52.99	3,556	0.39%	1.10% to 1.35%	(2.83)% to (2.58)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager Portfolio	71	15.94 to 17.62	1,040	1.14%	1.00% to 1.67%	(1.73)% to (1.06)%
Fidelity VIP Balanced Portfolio	343	17.85 to 19.77	5,575	1.31%	1.00% to 1.67%	(1.31)% to (0.64)%
Fidelity VIP Contrafund® Portfolio	1,253	24.33 to 24.20	23,589	0.91%	0.60% to 1.67%	(1.26)% to (0.19)%
Fidelity VIP Disciplined Small Cap Portfolio	44	13.07 to 13.86	586	0.39%	1.00% to 1.67%	(3.81)% to (3.16)%
Fidelity VIP Equity-Income Portfolio	285	17.68 to 17.66	4,013	2.78%	1.00% to 1.67%	(5.84)% to (5.20)%
Fidelity VIP Freedom 2010 Portfolio	84	12.49 to 12.72	1,032	1.30%	1.15% to 1.60%	(2.12)% to (1.67)%
Fidelity VIP Freedom 2015 Portfolio	70	12.09 to 12.66	853	1.37%	1.15% to 1.67%	(2.17)% to (1.65)%
Fidelity VIP Freedom 2020 Portfolio	32	12.42 to 12.43	382	1.30%	1.15% to 1.60%	(2.05)% to (1.60)%
Fidelity VIP Freedom 2025 Portfolio	41	12.93 to 12.56	504	2.06%	1.45% to 1.60%	(2.10)% to (1.95)%
Fidelity VIP Freedom 2030 Portfolio	96	11.92 to 12.48	1,140	0.13%	1.15% to 1.67%	(2.19)% to (1.67)%
Fidelity VIP Growth Portfolio	178	20.38 to 18.19	3,069	0.03%	1.00% to 1.67%	5.12% to 5.84%
Fidelity VIP High Income Portfolio	86	16.46 to 20.57	1,333	2.00%	1.00% to 1.67%	(5.47)% to (4.83)%
Fidelity VIP Index 500 Portfolio	1,248	20.48 to 18.55	18,202	1.87%	1.00% to 1.67%	(0.60)% to 0.07%
Fidelity VIP Investment Grade Bond Portfolio	1,264	13.08 to 16.45	16,162	3.32%	1.00% to 1.67%	(2.50)% to (1.84)%
Fidelity VIP Mid Cap Portfolio	389	29.85 to 33.57	7,472	0.24%	1.00% to 1.67%	(3.27)% to (2.61)%
Fidelity VIP Overseas Portfolio	286	18.22 to 17.15	3,311	1.09%	1.00% to 1.67%	1.57% to 2.26%
Fidelity VIP Target Volatility Portfolio	23	10.41 to 10.49	238	1.40%	1.15% to 1.55%	(2.87)% to (2.47)%
Non-Affiliated Class 1:
Columbia VP – Mid Cap Value Fund	72	13.51 to 13.95	989	—%	1.00% to 1.67%	(6.57)% to (5.94)%
Franklin Growth and Income VIP Fund	98	20.71 to 20.92	2,033	3.61%	1.10% to 1.35%	(1.96)% to (1.71)%
Franklin Income VIP Fund	199	21.58 to 21.80	4,305	4.77%	1.10% to 1.35%	(8.09)% to (7.86)%
JP Morgan IT Mid Cap Value	45	26.89 to 27.91	1,125	0.99%	1.00% to 1.55%	(4.16)% to (3.63)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	9	22.95 to 28.38	226	5.86%	1.10% to 1.55%	(2.65)% to (2.20)%
Morgan Stanley VIF U.S. Real Estate Portfolio	40	32.01 to 34.68	1,444	1.33%	1.00% to 1.55%	0.59% to 1.15%
Non-Affiliated Class 2:
American Funds I.S. Managed Risk Asset Allocation Fund	152	10.12 to 10.25	1,542	1.57%	1.00% to 1.60%	(2.65)% to (2.06)%
Columbia VP – Small Cap Value Fund	51	19.30 to 19.99	996	0.59%	1.15% to 1.67%	(7.88)% to (7.39)%
Franklin Growth and Income VIP Fund	375	18.42 to 20.98	6,110	3.41%	1.00% to 1.67%	(2.56)% to (1.90)%
Franklin Income VIP Fund	995	17.82 to 21.88	13,802	4.66%	1.00% to 1.67%	(8.61)% to (7.98)%
Franklin Large Cap Growth VIP Fund	164	18.32 to 21.91	2,690	0.28%	1.00% to 1.67%	3.86% to 4.57%
Franklin Mutual Shares VIP Fund	724	18.09 to 18.29	9,629	3.13%	0.60% to 1.67%	(6.52)% to (5.51)%
Franklin Small Cap Value VIP Fund	72	12.42 to 15.40	926	0.67%	1.15% to 1.67%	(8.93)% to (8.45)%
Invesco V.I. American Franchise Fund	16	20.17 to 19.20	321	—%	1.15% to 1.67%	3.00% to 3.55%
Invesco V.I. American Value Fund	105	14.43 to 15.20	1,541	0.01%	1.00% to 1.67%	(10.87)% to (10.26)%
Invesco V.I. Comstock Fund	187	19.70 to 23.48	2,670	1.76%	1.00% to 1.67%	(7.76)% to (7.13)%

42

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Invesco V.I. International Growth Fund	106	$10.64 to $10.74	$1,123	1.43%	0.80% to 1.67%	(3.93)% to (3.73)%
Templeton Foreign VIP Fund	366	16.82 to 19.75	4,269	3.21%	1.00% to 1.67%	(8.05)% to (7.43)%
Templeton Global Bond VIP Fund	84	9.21 to 9.29	773	7.59%	1.15% to 1.55%	(5.69)% to (5.40)%
Templeton Growth VIP Fund	166	16.15 to 15.59	2,296	2.60%	0.60% to 1.67%	(8.05)% to (7.05)%
Morgan Stanley VIF Emerging Markets Debt Portfolio	82	18.46 to 13.36	1,109	5.20%	1.00% to 1.67%	(2.82)% to (2.16)%
Morgan Stanley VIF Emerging Markets Equity Portfolio	187	23.59 to 29.33	2,271	0.75%	1.00% to 1.67%	(12.20)% to (11.60)%
Morgan Stanley VIF U.S. Real Estate Portfolio	202	28.78 to 12.04	2,878	1.16%	1.00% to 1.67%	0.22% to 0.90%
Non-Affiliated Class 3:
BlackRock Capital Appreciation V.I. Fund	111	13.85 to 14.25	1,539	—%	1.00% to 1.60%	4.91% to 5.54%
BlackRock Global Allocation V.I. Fund	102	10.62 to 10.93	1,093	1.02%	1.00% to 1.60%	(2.58)% to (1.99)%
TOPS® Managed Risk Moderate Growth ETF Portfolio	13	9.76 to 9.86	131	1.29%	1.35% to 1.45%	(7.91)% to (7.54)%
Non-Affiliated Class 4:
American Funds I.S. Capital Income Builder Fund (April 23, 2015)	30	9.32 to 9.31	278	3.19%	1.15% to 1.45%	(6.83)% to (6.90)%
American Funds I.S. Global Growth Fund	131	11.04 to 11.14	1,454	2.27%	1.15% to 1.60%	4.98% to 5.46%
American Funds I.S. Growth Fund	14	11.66 to 11.76	168	1.00%	1.15% to 1.55%	4.93% to 5.36%
American Funds I.S. Growth-Income Fund	108	11.30 to 11.39	1,221	1.40%	1.15% to 1.55%	(0.36)% to 0.05%
American Funds I.S. New World Fund	63	8.87 to 8.95	558	0.80%	1.15% to 1.55%	(4.87)% to (4.48)%
Non-Affiliated Class A:
DWS Small Cap Index VIP Fund	21	23.14 to 23.98	488	1.09%	1.10% to 1.45%	(5.98)% to (5.64)%
Non-Affiliated Class B:
DWS Small Cap Index VIP Fund	67	21.03 to 21.97	1,108	0.84%	1.00% to 1.67%	(6.44)% to (5.81)%
Advisor Class:
PIMCO VIT All Asset Portfolio	144	10.70 to 11.28	1,579	2.90%	1.00% to 1.67%	(10.70)% to (10.10)%
PIMCO VIT CommodityRealReturn® Strategy Portfolio	426	3.73 to 5.10	1,619	4.41%	1.15% to 1.67%	(26.90)% to (26.52)%
PIMCO VIT Long-Term U.S. Government Portfolio	9	10.1	94	2.02%	1.15%	(2.60)%
PIMCO VIT Low Duration Portfolio	189	11.02 to 11.61	2,113	3.26%	1.00% to 1.67%	(1.45)% to (0.78)%
PIMCO VIT Real Return Portfolio	144	11.12 to 11.71	1,627	3.72%	1.00% to 1.67%	(4.42)% to (3.77)%
PIMCO VIT Total Return Portfolio	1,719	12.68 to 13.36	22,333	4.94%	1.00% to 1.67%	(1.31)% to (0.63)%
Investor Class:
Guggenheim VT Global Managed Futures Strategy Fund	62	7.19 to 7.54	451	2.08%	1.00% to 1.67%	(3.19)% to (2.53)%
Guggenheim VT Multi-Hedge Strategies Fund	71	8.65 to 9.11	640	0.61%	1.00% to 1.67%	0.15% to 0.83%
Guggenheim VT Long Short Equity Fund	19	9.69 to 10.21	192	—%	1.00% to 1.67%	(0.43)% to 0.25%
ETF Shares:
iShares® Core S&P 500 ETF	529	39.86 to 41.24	21,252	2.15%	1.75% to 2.75%	(1.50)% to (0.49)%
iShares® Core S&P Mid-Cap ETF	157	37.53 to 37.66	5,946	1.49%	1.75% to 2.75%	(4.97)% to (4.00)%
iShares® Core S&P Small-Cap ETF	80	38.65 to 38.86	3,127	1.43%	1.75% to 2.75%	(4.76)% to (3.78)%
iShares® Core U.S. Aggregate Bond ETF	25	24.42 to 26.79	621	2.27%	1.75% to 2.75%	(2.28)% to (1.27)%
iShares® iBoxx $ High Yield Corporate Bond ETF	11	26.38 to 27.88	291	5.43%	1.75% to 2.75%	(7.64)% to (6.69)%
iShares® Intermediate-Term Corporate Bond ETF	21	25.18 to 26.09	531	2.48%	1.90% to 2.75%	(2.22)% to (1.37)%
iShares® International Treasury Bond ETF	126	21.58 to 22.50	2,750	0.12%	1.75% to 2.75%	(9.79)% to (8.86)%
iShares® S&P 500 Growth ETF	46	41.05 to 43.67	1,906	1.56%	1.75% to 2.75%	2.47% to 3.52%
iShares® S&P 500 Value ETF	14	38.18 to 39.56	558	2.36%	1.90% to 2.75%	(5.94)% to (5.12)%
iShares® TIPS Bond ETF	6	22.05 to 22.85	135	0.33%	1.90% to 2.75%	(4.46)% to (3.62)%
Vanguard® Developed Markets Index Fund, ETF Shares	97	29.68 to 27.36	2,875	2.73%	1.75% to 2.75%	(3.10)% to (2.10)%
Vanguard® Dividend Appreciation Index Fund, ETF Shares	40	35.12 to 37.65	1,408	2.30%	1.75% to 2.75%	(4.62)% to (3.64)%
Vanguard® Emerging Markets Stock Index Fund, ETF Shares	17	20.46 to 18.20	345	2.79%	1.75% to 2.75%	(18.14)% to (17.29)%
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares	3	26.77 to 29.49	94	3.27%	1.75% to 2.75%	(1.86)% to (0.85)%
Vanguard® Large-Cap Index Fund, ETF Shares	15	39.75 to 40.87	591	1.95%	1.75% to 2.75%	(1.75)% to (0.74)%
Vanguard® Mega Cap Index Fund, ETF Shares	3	39.87 to 41.37	124	2.07%	1.75% to 2.75%	(1.36)% to (0.34)%
Vanguard® Real Estate Index Fund, ETF Shares	8	37.90 to 39.27	306	3.97%	1.90% to 2.75%	(0.39)% to 0.48%
Vanguard® Short-Term Bond Index Fund, ETF Shares	4	23.40 to 24.16	90	1.30%	1.90% to 2.75%	(1.85)% to (0.99)%
Vanguard® Total Bond Market Index Fund, ETF Shares	853	24.36 to 26.80	21,034	2.44%	1.75% to 2.75%	(2.20)% to (1.19)%

43

STATUTORY-BASIS FINANCIAL STATEMENTS

National Integrity Life Insurance Company
Years Ended December 31, 2019, 2018 and 2017
With Report of Independent Auditors

National Integrity Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

The Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory-basis financial statements of National Integrity Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2019 and 2018, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2019, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory-Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 20, 2020

2

National Integrity Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2019	2018
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$2,495,289	$2,601,505
Preferred and common stocks	19,954	19,710
Mortgage loans	172,483	136,448
Policy loans	50,483	50,325
Cash, cash equivalents and short-term investments	74,495	21,483
Receivable for securities	2,629	3,019
Securities lending reinvested collateral assets	40,713	—
Other invested assets	106,235	84,799
Total cash and invested assets	2,962,281	2,917,289

Investment income due and accrued	23,784	24,442
Current federal income taxes recoverable	—	66
Net deferred income tax asset	9,291	4,892
Other admitted assets	1,676	2,688
Separate account assets	1,487,072	1,543,190
Total admitted assets	$4,484,104	$4,492,567

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	2,389,263	$2,423,092
Liability for deposit-type contracts	155,431	166,552
Policy and contract claims	602	1,496
Total policy and contract liabilities	2,545,296	2,591,140

General expense due and accrued	24	11
Current federal income taxes payable	1,657	—
Transfer to (from) separate accounts due and accrued, net	(18,790)	(26,194)
Asset valuation reserve	41,172	40,180
Interest maintenance reserve	1,319	—
Other liabilities	8,502	5,235
Payable for securities lending	40,713	—
Separate account liabilities	1,487,072	1,543,190
Total liabilities	4,106,965	4,153,562

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated surplus	62,911	24,777
Total capital and surplus	377,139	339,005
Total liabilities and capital and surplus	$4,484,104	$4,492,567
See accompanying notes.
3

National Integrity Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2019	2018	2017
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$209,917	$249,174	$224,438
Net investment income	133,567	119,199	120,672
Considerations for supplementary contracts with life contingencies	7,134	8,332	7,870
Amortization of the interest maintenance reserve	(878)	(550)	(542)
Fees from management of separate accounts	7,057	7,477	7,320
Other revenues	1,092	1,183	981
Total premiums and other revenues	357,889	384,815	360,739

Benefits paid or provided:
Death benefits	4,758	4,569	6,118
Annuity benefits	122,658	125,848	112,903
Surrender benefits	340,401	355,911	323,875
Payments on supplementary contracts with life contingencies	9,787	9,708	8,814
Increase (decrease) in policy reserves and other policyholders’ funds	(29,009)	9,747	34,921
Total benefits paid or provided	448,595	505,783	486,631

Insurance expenses and other deductions:
Commissions	11,214	12,227	11,684
General expenses	16,626	17,836	17,728
Net transfers to (from) separate accounts	(167,395)	(183,274)	(162,037)
Other deductions	605	438	563
Total insurance expenses and other deductions	(138,950)	(152,773)	(132,062)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	48,244	31,805	6,170
Federal income tax expense (benefit), excluding tax on capital gains	10,163	9,148	16,485
Gain (loss) from operations before net realized capital gains (losses)	38,081	22,657	(10,315)
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(2,485)	2,746	(3,753)
Net income (loss)	$35,596	$25,403	$(14,068)
See accompanying notes.

4

National Integrity Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2017	$2,000	$312,228	$45,034	$359,262
Net income (loss)	—	—	(14,068)	(14,068)
Change in net deferred income tax	—	—	2,020	2,020
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($716))	—	—	7,515	7,515
Net change in nonadmitted assets and related items	—	—	(2,547)	(2,547)
Change in asset valuation reserve	—	—	(2,446)	(2,446)
Change in surplus in separate accounts	—	—	193	193
Dividends to stockholder	—	—	(34,000)	(34,000)
Balance, December 31, 2017	2,000	312,228	1,701	315,929
Net income (loss)	—	—	25,403	25,403
Change in net deferred income tax	—	—	4,892	4,892
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($2,295))	—	—	(8,633)	(8,633)
Net change in nonadmitted assets and related items	—	—	(6,204)	(6,204)
Change in asset valuation reserve	—	—	7,618	7,618
Balance, December 31, 2018	2,000	312,228	24,777	339,005
Net income (loss)	—	—	35,596	35,596
Change in net deferred income tax	—	—	988	988
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($1,054))	—	—	(3,964)	(3,964)
Net change in nonadmitted assets and related items	—	—	6,253	6,253
Change in asset valuation reserve	—	—	(992)	(992)
Cumulative effect of changes in accounting principles	—	—	253	253
Balance, December 31, 2019	$2,000	$312,228	$62,911	$377,139
See accompanying notes.
5

National Integrity Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2019	2018	2017
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$217,051	$257,506	$232,308
Net investment income received	121,153	123,530	128,377
Benefits paid	(483,269)	(499,131)	(454,405)
Net transfers from (to) separate accounts	177,631	169,401	168,906
Commissions and expense paid	(27,959)	(29,901)	(29,520)
Federal income taxes recovered (paid)	(9,654)	(13,507)	(20,643)
Other, net	8,149	8,659	8,302
Net cash from (for) operations	3,102	16,557	33,325

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	500,259	485,704	409,614
Preferred and common stocks	10,222	46,524	450
Mortgage loans	2,585	31,437	5,454
Other invested assets	21,530	4,068	4,776
Net gains (losses) on cash, cash equivalents and short-term investments	19	12	—
Miscellaneous proceeds	390	—	52,798
Net proceeds from investments sold, matured or repaid	535,005	567,745	473,092

Cost of investments acquired:
Debt securities	(395,913)	(533,287)	(460,423)
Preferred and common stocks	(10,162)	(2,940)	(30,932)
Mortgage loans	(38,620)	(9,000)	(29,850)
Other invested assets	(32,851)	(6,687)	(13,215)
Miscellaneous applications	(40,912)	(1,979)	—
Total cost of investments acquired	(518,458)	(553,893)	(534,420)

Net change in policy and other loans	(157)	(2,816)	(96)
Net cash from (for) investments	16,390	11,036	(61,424)

Financing and miscellaneous activities
Net deposits on deposit-type contract funds and other insurance liabilities	(11,121)	(13,052)	95,666
Dividends paid to stockholder	—	—	(34,000)
Other cash provided (applied)	44,641	(1,140)	(48,767)
Net cash from (for) financing and miscellaneous sources	33,520	(14,192)	12,899

Net change in cash, cash equivalents and short-term investments	53,012	13,401	(15,200)
Cash, cash equivalents and short-term investments:
Beginning of year	21,483	8,082	23,282
End of year	$74,495	$21,483	$8,082
See accompanying notes.

6

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

1. Nature of Operations and Significant Accounting Policies
National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company also offers interest-sensitive life insurance products. For the year ended December 31, 2019, approximately 95.3% of the gross premiums and annuity considerations for the Company were derived from New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of New York. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
7

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:
•The extent and length of time the fair value has been below the book/adjusted carrying value;
•The reasons for the decline in value;
•Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;
•For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;
•For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and
•For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.
If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
8

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
9

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.
10

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Restricted Assets
The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $162.8 million and $130.9 million as of December 31, 2019 and 2018, respectively. These assets are primarily collateral pledged to the Federal Home Loan Bank (FHLB). These restricted assets are discussed in more detail in their relevant section.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks, other than FHLB stock, are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes. FHLB stock is carried at cost and is restricted. At December 31, 2019 and 2018, the Company owned $9.5 million and $7.9 million, of FHLB stock, respectively. The FHLB stock is held in conjunction with the issuance of deposit contracts to the FHLB. See Note 9 for further description.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the
11

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
Contracts issued that do not incorporate mortality or morbidity risk, such as guaranteed interest contracts, are accounted for as deposit-type contracts. Amounts received as payments and amounts withdrawn on deposit-type contracts are recorded directly to the liability for deposit-type contracts.
12

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2019, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $39.8 million and $7.0 million in the general and separate account, respectively. At December 31, 2018, the Company did not have securities on loan. The general account and separate account collateral is managed by an unaffiliated agent.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2019, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is managed by Deutsche Bank, an unaffiliated agent. At December 31, 2019, total collateral, which approximated $47.8 million, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
13

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

At December 31, 2019, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2019, the fair value of the total collateral is $40.7 million. The fair value of the total collateral in the separate account was $7.1 million at December 31, 2019, which was all managed by an unaffiliated agent.
The aggregate collateral broken out by maturity date is as follows at December 31, 2019:

	Amortized Cost	Fair Value
(In Thousands)

Open	$—	$—
30 days or less	47,837	47,837
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Total collateral	$47,837	$47,837

At December 31, 2019, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $40.7 million and $7.1 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
14

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Separate Accounts
Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.
Federal Income Taxes
Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Accounting Changes
The Company did not have any material accounting changes in 2019, 2018, or 2017.
15

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Subsequent Events
The Company is exposed to potential risk associated with the recent outbreak of a new strain of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation is actively evolving. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Company; and disruptions of product marketing and sales efforts. The Company has business continuity plans in place to attempt to mitigate the risks posed to business operations by disruptive incidents such as these.
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 20, 2020.

16

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2019:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$3,274	$295	$—	$3,569
Debt securities issued by states of the U.S. and political subdivisions of the states	1,703	337	—	2,040
Non-U.S. government securities	29,451	1,720	—	31,171
Corporate securities	1,778,486	118,119	(4,903)	1,891,702
Commercial mortgage-backed securities	197,333	4,452	(517)	201,268
Residential mortgage-backed securities	220,086	11,534	(643)	230,977
Asset-backed securities	264,956	8,748	(145)	273,559
Total	$2,495,289	$145,205	$(6,208)	$2,634,286

At December 31, 2018:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$3,261	$252	$(35)	$3,478
Debt securities issued by states of the U.S. and political subdivisions of the states	7,727	288	(9)	8,006
Non-U.S. government securities	29,487	523	(700)	29,310
Corporate securities	1,794,746	29,004	(34,431)	1,789,319
Commercial mortgage-backed securities	258,036	1,340	(2,126)	257,250
Residential mortgage-backed securities	271,185	10,485	(3,469)	278,201
Asset-backed securities	237,063	2,593	(3,956)	235,700
Total	$2,601,505	$44,485	$(44,726)	$2,601,264
At December 31, 2019 and 2018, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $170.1 million and $160.6 million, respectively, and an aggregate fair value of $176.8 million and $156.6 million, respectively. As of December 31, 2019 and 2018, such holdings amount to 6.8% and 6.2%, respectively, of the Company’s investment in debt securities and 3.8% and 3.6%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.
17

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2019:
Preferred stocks	$3,371	$135	$—	$3,506

Common stocks, unaffiliated	$16,263	$320	$—	$16,583

At December 31, 2018:
Preferred stocks	$8,371	$—	$(604)	$7,767

Common stocks, unaffiliated	$11,349	$—	$(10)	$11,339

18

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2019:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	—	—	—	—
Corporate securities	(3,299)	72,202	(1,604)	30,612
Commercial mortgage-backed securities(1)	(9)	2,491	(508)	8,090
Residential mortgage-backed securities(1)	(499)	26,661	(144)	6,032
Asset-backed securities(1)	(72)	23,257	(73)	5,662
Total	$(3,879)	$124,611	$(2,329)	$50,396

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.
19

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2018:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$(35)	$2,438
Debt securities issued by states of the U.S. and political subdivisions of the states	(9)	991	—	—
Non-U.S. government securities	(384)	10,391	(316)	6,204
Corporate securities	(24,980)	853,433	(9,451)	160,003
Commercial mortgage-backed securities(1)	(572)	91,735	(1,554)	44,109
Residential mortgage-backed securities(1)	(1,408)	96,640	(2,061)	60,646
Asset-backed securities(1)	(2,851)	103,373	(1,105)	40,226
Total	$(30,204)	$1,156,563	$(14,522)	$313,626

Preferred stocks	$(604)	$7,767	$—	$—
Common stocks, unaffiliated	$(10)	$3,447	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2019 and 2018, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 3.4% and 3.0% of the carrying value of securities considered temporarily impaired at December 31, 2019 and 2018, respectively. At December 31, 2019, there were a total of 89 securities held that are considered temporarily impaired, of which 24 have been impaired for 12 months or longer. At December 31, 2018, there were a total of 447 securities held that are considered temporarily impaired, of which 100 have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $1.3 million, $1.3 million, and $2.7 million for the years ended December 31, 2019, 2018 and 2017, respectively.
20

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The following is a list of each loan-backed security held at December 31, 2019, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2019, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/ Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment
(In Thousands)
For the year ended, December 31, 2019:

059469-AF-3	$220	$214	$6	$214	$211	6/30/2019
Total	XXX	XXX	$6	XXX	XXX
The Company had no OTTI on loan-backed securities for the year ended December 31, 2019, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.
21

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2019, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$94,206	$94,747
After one through five	867,415	895,834
After five through ten	550,817	591,261
After ten	300,476	346,640
Mortgage-backed securities/asset-backed securities	682,375	705,804
Total	$2,495,289	$2,634,286
The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from the sales of investments in debt securities during 2019, 2018 and 2017 were $199.4 million, $124.5 million, and $138.5 million; gross gains of $3.6 million, $0.9 million, and $2.9 million and gross losses of $0.9 million, $1.1 million, and $0.4 million were realized on these sales in 2019, 2018, and 2017, respectively.
Proceeds from the sales of investments in equity securities during 2019, 2018 and 2017 were $0.0 million, $46.2 million, and $0.0 million; gross gains of $0.0 million, $8.9 million, and $0.0 million and gross losses of $0.0 million, $0.0 million, and $0.0 million were realized on these sales in 2019, 2018 and 2017, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2019	2018	2017
	(In Thousands)

Realized capital gains (losses)	$500	$5,987	$(1,948)
Less amount transferred to (from) IMR (net of related taxes (benefits) of $471 in 2019, ($137) in 2018, and $573 in 2017)	1,771	(516)	1,066
Less federal income tax expense (benefit) of realized capital gains (losses)	1,214	3,757	739
Net realized capital gains (losses)	$(2,485)	$2,746	$(3,753)
22

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Net investment income was generated from the following for the years ended December 31:

	2019	2018	2017
	(In Thousands)

Debt securities	$108,033	$107,231	$110,198
Equity securities	1,213	1,987	1,692
Mortgage loans	6,293	6,141	6,149
Policy loans	3,100	3,712	3,757
Cash, cash equivalents and short-term investments	389	474	250
Other invested assets	16,400	1,515	878
Other	370	351	60
Gross investment income	135,798	121,411	122,984
Investment expenses	2,231	2,212	2,312
Net investment income	$133,567	$119,199	$120,672
The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2019, 34.2% of such mortgages, or $59.0 million, involved properties located in Tennessee and Massachusetts. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $25.1 million. During 2019, the respective minimum and maximum lending rates for mortgage loans issued were 3.65% and 4.50%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2019, the Company did not reduce interest rates on any outstanding mortgages.
23

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include municipal bonds which are part of the Company's separate account assets. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.
•Level 3 - Significant unobservable inputs for the asset or liability. The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 3.
Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
Certain investments utilize net asset value (NAV) as a practical expedient for fair value. These investments are reported separately from the hierarchy. Common stock utilizing NAV consists of an investment in a business development corporation as defined by the Investment Company Act of 1940. The investment can be sold or transferred with prior consent from the corporation. The NAV for this investment is $15.00. The Company does not intend to sell any investments utilizing NAV.
24

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
25

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.
26

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2019
Assets:
Common stocks, unaffiliated	$7,071	$5,331	$—	$—	$1,740
Separate account assets*	402,051	368,819	33,232	—	—
Total assets	$409,122	$374,150	$33,232	$—	$1,740

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2018
Assets:
Common stocks, unaffiliated	$3,447	$27	$—	$—	$3,420
Separate account assets*	365,277	334,089	31,188	—	—
Total assets	$368,724	$334,116	$31,188	$—	$3,420

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.
27

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018, are as follows:

	Beginning Asset/(Liability) as of January 1, 2018	Total Realized/ Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3*	Ending Asset/(Liability) as of December 31, 2018
		Net Income	Surplus
	(In Thousands)
Assets:
Common stocks, unaffiliated	$760	$—	$—	$—	$—	$(760)	$—

* Transfers out of Level 3 are due to utilizing net asset value.
The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2019 and 2018.

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2019
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,495,289	$2,634,286	$3,569	$2,629,630	$1,087	$—
Common stock, unaffiliated**	16,583	16,583	14,843	—	—	1,740
Preferred stock	3,371	3,506	—	3,506	—	—
Mortgage loans	172,483	180,460	—	—	180,460	—
Cash, cash equivalents and short-term investments	74,495	74,501	74,501	—	—	—
Other invested assets, surplus notes	3,100	3,762	—	3,762	—	—
Securities lending reinvested collateral assets	40,713	40,713	40,713	—	—	—
Separate account assets	1,487,072	1,548,461	375,112	1,114,480	58,869	—

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,706,514)	$(1,748,121)	$—	$—	$(1,748,121)	$—
Securities lending liability	(40,713)	(40,713)	—	(40,713)	—	—
Separate account liabilities*	(1,064,271)	(1,128,839)	—	—	(1,128,839)	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.
28

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	December 31, 2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,601,505	$2,601,264	$3,478	$2,593,875	$3,911	$—
Common stock, unaffiliated**	11,339	11,339	7,919	—	—	3,420
Preferred stock	8,371	7,767	—	2,800	4,967	—
Mortgage loans	136,448	135,375	—	—	135,375	—
Cash, cash equivalents and short-term investments	21,483	21,484	21,484	—	—	—
Other invested assets, surplus notes	3,118	3,438	—	3,438	—	—
Securities lending reinvested collateral assets	—	—	—	—	—	—
Separate account assets	1,543,190	1,539,210	333,342	1,148,808	57,060	—

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,849,521)	$(1,769,506)	$—	$—	$(1,769,506)	$—
Securities lending liability	—	—	—	—	—	—
Separate account liabilities*	(1,154,728)	(1,076,708)	—	—	(1,076,708)	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.
29

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

4. Related-Party Transactions
In the fourth quarter of 2018, the Company purchased $47.6 million of bonds in exchange for cash from Western and Southern.
The Company paid a $34.0 million ordinary dividend to Integrity in December 2017. The dividend was in the form of cash.
The Company did not have any amounts receivable from parent, subsidiaries and affiliates as of December 31, 2019 and 2018, respectively. The Company had $1.7 million and $2.1 million payable to parent, subsidiaries and affiliates as of December 31, 2019 and 2018, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
Western and Southern guarantees the payment of the Company’s policyholder obligations. In the unlikely event the guarantee would be triggered, Western and Southern may be permitted to take control of the Company’s assets to recover all or a portion of the amounts paid under the guarantee.

5. Reinsurance
Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2019	2018	2017
	(In Thousands)

Direct premiums	$211,024	$250,112	$225,146
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(1,107)	(938)	(708)
Net premiums	$209,917	$249,174	$224,438
30

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2019	2018	2017
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	906	323	95
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	1,248	1,036	1,222
Amounts recoverable on reinsurance contracts:
Affiliates
Nonaffiliates	19	45	19
In 2019, 2018 and 2017, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2019, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2019, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2019, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2019, if all reinsurance agreements were cancelled.

6. Federal Income Taxes
The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(1.7) million and $0.1 million at December 31, 2019 and 2018, respectively. The tax years 2014 through 2019 remain subject to examination by major tax jurisdictions.
31

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2019; in the event of future capital losses is $1.7 million, $6.1 million, and $1.5 million from 2019, 2018 and 2017, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2019
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$25,762	$3,862	$29,624
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	25,762	3,862	29,624
(d)	Deferred tax assets nonadmitted	16,669	—	16,669
(e)	Subtotal net admitted deferred tax assets (c - d)	9,093	3,862	12,955
(f)	Deferred tax liabilities	3,085	579	3,664
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$6,008	$3,283	$9,291

		12/31/2018
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$23,892	$3,762	$27,654
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	23,892	3,762	27,654
(d)	Deferred tax assets nonadmitted	16,061	2,966	19,027
(e)	Subtotal net admitted deferred tax assets (c - d)	7,831	796	8,627
(f)	Deferred tax liabilities	2,940	795	3,735
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$4,891	$1	$4,892

32

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$1,870	$100	$1,970
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	1,870	100	1,970
(d)	Deferred tax assets nonadmitted	608	(2,966)	(2,358)
(e)	Subtotal net admitted deferred tax assets (c - d)	1,262	3,066	4,328
(f)	Deferred tax liabilities	145	(216)	(71)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$1,117	$3,282	$4,399

		12/31/2019
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$3,841	$3,841
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	5,450	—	5,450
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	5,450	—	5,450
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	48,727
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	3,643	21	3,664
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$9,093	$3,862	$12,955

33

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

		12/31/2018
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1	$1
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	5,144	—	5,144
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	5,144	—	5,144
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	50,117
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	2,687	795	3,482
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$7,831	$796	$8,627

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss	$—	$3,840	$3,840
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	306	—	306
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	306	—	306
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	(1,390)
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	956	(774)	182
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$1,262	$3,066	$4,328

34

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

		2019	2018

(a)	Ratio percentage used to determine recovery period and threshold limitation amount	953%	893%

		12/31/2019
		(1)	(2)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$25,762	$3,862
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	12.97%
(c)	Net admitted adjusted gross DTAs amount	$9,093	$3,862
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	29.65%

		12/31/2018
		(3)	(4)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$23,892	$3,762
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net admitted adjusted gross DTAs amount	$7,831	$796
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.01%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$1,870	$100
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	12.97%
(c)	Net admitted adjusted gross DTAs amount	$1,262	$3,066
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	29.64%
The Company's tax planning strategies do not include the use of reinsurance.

35

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Current income taxes incurred consist of the following major components:

			12/31/2019	12/31/2018	12/31/2017
(1)	Current income tax		(In Thousands)
	(a)	Federal	$10,163	$9,148	$16,485
	(b)	Foreign	—	—	—
	(c)	Subtotal	10,163	9,148	16,485
	(d)	Federal income tax on net capital gains	1,214	3,757	739
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$11,377	$12,905	$17,224

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2019	12/31/2018	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	21,258	19,080	2,178
		(4) Investments	404	976	(572)
		(5) Deferred acquisition costs	4,096	3,836	260
		(6) Policyholder dividends accrual	—	—	—
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	—	—	—
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	4	—	4
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	—	—	—
		(99) Subtotal	25,762	23,892	1,870
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	16,669	16,061	608
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	9,093	7,831	1,262
	(e)	Capital
		(1) Investments	3,862	3,762	100
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	3,862	3,762	100
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	2,966	(2,966)
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	3,862	796	3,066
	(i)	Admitted deferred tax assets (2d + 2h)	$12,955	$8,627	$4,328

36

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2019	12/31/2018	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$2,579	$2,310	$269
		(2) Fixed assets	—	—	—
		(3) Deferred and uncollected premium	—	—	—
		(4) Policyholder reserves	506	630	(124)
		(5) Other	—	—	—
		(99) Subtotal	3,085	2,940	145
	(b)	Capital
		(1) Investments	579	795	(216)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	579	795	(216)
	(c)	Deferred tax liabilities (3a99 + 3b99)	$3,664	$3,735	$(71)

(4)	Net deferred tax assets/liabilities (2i - 3c)		$9,291	$4,892	$4,399
Among the more significant book-to-tax adjustments were the following:

	12/31/2019	Effective Tax Rate	12/31/2018	Effective Tax Rate	12/31/2017	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)
Provision computed at statutory rate	$10,236	21.00%	$7,936	21.00%	$1,477	35.00%
Dividends received deduction	(229)	(0.47)	(377)	(1.00)	(732)	(17.33)
Tax credits	(101)	(0.21)	(210)	(0.56)	(11)	(0.27)
Other	483	0.99	5	0.01	152	3.59
Change in federal tax rate	—	—	660	1.75	14,318	339.18
Total statutory income taxes	$10,389	21.31%	$8,014	21.20%	$15,204	360.17%

Federal taxes incurred	$11,377	23.34%	$12,905	34.15%	$17,224	408.03%
Change in net deferred income taxes	(988)	(2.03)	(4,891)	(12.95)	(2,020)	(47.86)
Total statutory income taxes	$10,389	21.31%	$8,014	21.20%	$15,204	360.17%
At December 31, 2019, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 of deferred tax liabilities that are not recognized.
On December 22, 2017, the Tax Cuts and Jobs Act (the Tax Act) was enacted, significantly changing the US income tax law. Among the provisions of the Tax Act were the establishment of a flat corporate income tax rate of 21%, a general repeal of net operating loss carrybacks and a reduction in the maximum deduction for net operating loss carryforwards arising in tax years beginning after 2017, and the elimination or reduction of certain deductions, exclusions and credits.
The Company has recognized the effects of the tax rate change on its deferred tax balances in its December 31, 2017 financial statements. The re-measurement of deferred tax assets and liabilities resulted in a reduction of net deferred tax assets of $11.1 million, of which ($3.2) million and $14.3 million was recorded as an adjustment to the change in net unrealized capital gains (losses) and the change in net deferred income tax, respectively. Upon issuance of the Company’s financial statements for the
37

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

year ended December 31, 2017, the Company’s accounting for certain income tax effects of the Tax Act was incomplete; however, the Company included reasonable estimates of these balances in its re-measurement of deferred tax assets and liabilities. At December 31, 2018, the Company has completed its accounting for all the enactment-date income tax effects of the Tax Act.

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2019 and 2018, the Company exceeded the minimum risk-based capital.
The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends, without the approval of the New York Insurance Superintendent, provided those dividends do not exceed (when added to the other dividends paid in the preceding 12 months) the lesser of (i) 10% of the Company's surplus as of the prior December 31, or (ii) the Company's net gain from operations for the immediately preceding calendar year, not including realized capital gains. Dividends are noncumulative. As of December 31, 2019, the Company has $37.7 million eligible for dividends in 2020.

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2019, the Company does not have any material lease agreements for office space or equipment.
At December 31, 2019 the Company has future commitments to provide additional capital contributions of $12.3 million to investments in joint ventures, limited partnerships and limited liability companies.
38

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

9. Life and Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2019, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$152	$1,064,271	$—	$1,064,423	30.1%
At book value less current surrender charge of 5% or more	707,176	—	—	707,176	20.0
At fair value	—	—	363,165	363,165	10.3
Total with adjustment or at fair value	707,328	1,064,271	363,165	2,134,764	60.4
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	845,097	—	—	845,097	23.9
Not subject to discretionary withdrawal	557,456	—	—	557,456	15.7
Total individual annuity reserves (before reinsurance)	2,109,881	1,064,271	363,165	3,537,317	100.0%
Reinsurance ceded	—	—	—	—
Net individual annuity reserves	$2,109,881	$1,064,271	$363,165	$3,537,317
Amount subject to greater than a 5% surrender charge that will be subject to minimal or no surrender charge after the statement date	$29,018	$—	$—	$29,018

Deposit-type contracts (no life contingencies)	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$1,005	$—	$—	$1,005	0.6%
Not subject to discretionary withdrawal	154,426	—	—	154,426	99.4
Total deposit-type contract liability (before reinsurance)	155,431	—	—	155,431	100.0%
Reinsurance ceded	—	—	—	—
Total deposit-type contract liability	$155,431	$—	$—	$155,431
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the
39

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
At December 31, 2019, the Company's general and separate account life insurance account values, cash value, and reserves for policies subject to discretionary withdrawal, not subject to discretionary withdrawal, or with no cash value are summarized as follows:

	General Account			Separate Account - Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	208,677	219,625	235,236	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	184	196	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life				34,892	34,892	34,892
Miscellaneous reserves	—	—	—	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	—	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	—	XXX	XXX	—
Disability - disabled lives	XXX	XXX	—	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	45,000	XXX	XXX	—
Total life reserves (before reinsurance)	208,677	219,809	280,432	34,892	34,892	34,892
Reinsurance Ceded	—	—	1,051	—	—	—
Net life reserves	$208,677	$219,809	$279,381	$34,892	$34,892	$34,892
Federal Home Loan Bank
The Company is a member of the FHLB of Cincinnati. Through its membership, the Company has the ability to conduct business activity (borrowings) with the FHLB. The Company’s strategy is to utilize FHLB funds to increase profitability. The Company has determined the actual/estimated maximum borrowing capacity as $110.0 million. The Company calculated this amount after a review of its pledgeable assets (both pledged and unpledged) and after applying the respective FHLB borrowing haircuts.
40

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	December 31
	2019	2018
	(In Thousands)
Membership stock - Class A (not eligible for redemption)	$7,188	$5,569
Membership stock - Class B	—	—
Activity stock	2,323	2,323
Excess stock	—	—
Aggregate total	$9,511	$7,892
Actual or estimated borrowing capacity as determined by the insurer	$110,000	$125,000

Collateral Pledged to FHLB – General Account:

	2019				2018
	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral
	(In Thousands)
Total as of reporting date	$108,686	$105,184	$70,600	XXX	$122,986	$122,815	$81,550	XXX
Maximum during reporting period	$122,216	$121,485	XXX	$81,550	$142,560	$141,472	XXX	$97,780

Borrowing from FHLB - General Account:

	2019			2018
	At Reporting Date	Reserves Established at Reporting Date	Maximum Amount During Period	At Reporting Date	Reserves Established at Reporting Date
	(In Thousands)
Funding agreements	$70,600	$70,690	$82,600	$81,550	$81,712
Debt	—	XXX	—	—	XXX
Aggregate total	$70,600	$70,690	$82,600	$81,550	$81,712

The Company does not have any prepayment obligations under these FHLB borrowing arrangements.
41

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

10. Separate Accounts
The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. These guaranteed rate options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value. The fixed investment options within the Company’s variable annuity products provide the death benefits listed below for variable annuities.
The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities and group variable universal life insurance. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, and a death benefit that is adjusted annually to the current account value. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts. The death benefit under the group variable universal life insurance policies may vary with the investment performance of the underlying investments in the separate accounts.
To compensate the general account for risk taken, the separate accounts paid risk charges of $1.2 million, $1.4 million, $1.1 million, $0.9 million and $0.9 million in 2019, 2018, 2017, 2016, and 2015, respectively. The Company’s general account paid $0.0 million, $0.2 million, $0.1 million, $0.1 million and $0.1 million towards separate account guarantees in 2019, 2018, 2017, 2016, and 2015, respectively.
42

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2019, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$39,032	$2,334	$12,335	$53,701

Reserves for separate accounts with assets at:
Fair value	$—	$—	$398,056	$398,056
Amortized cost	1,062,057	2,214	—	1,064,271
Total reserves	$1,062,057	$2,214	$398,056	$1,462,327

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$1,062,057	$2,214	$—	$1,064,271
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	398,056	398,056
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,062,057	2,214	398,056	1,462,327
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,062,057	$2,214	$398,056	$1,462,327
43

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2019, is presented below:

2019
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$53,701
Transfers from separate accounts	221,572
Net transfers to (from) separate accounts	(167,871)

Reconciling adjustments:
Policy deductions and other expenses	64
Other changes in surplus in separate account statement	—
Other account adjustments	412
Transfers as reported in the Summary of Operations of the Company	$(167,395)

44

STATUTORY-BASIS FINANCIAL STATEMENTS

The Western and Southern Life Insurance Company
Years Ended December 31, 2019, 2018 and 2017
With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

The Board of Directors
The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis financial statements of The Western and Southern Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2019 and 2018, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2019, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory-Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP
Cincinnati, Ohio
April 20, 2020

The Western and Southern Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2019	2018
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$2,831,739	$2,937,451
Preferred and common stocks	918,600	717,423
Investments in common stocks of subsidiaries	3,594,940	3,193,138
Mortgage loans	68,898	59,146
Policy loans	158,711	161,223
Real estate:
Properties held for the production of income	2,888	3,193
Properties occupied by the Company	21,718	23,729
Cash, cash equivalents and short-term investments	77,542	87,913
Receivable for securities	1,429	1,581
Derivatives	7,820	1
Receivable for collateral on derivatives	41,680	—
Securities lending reinvested collateral assets	27,635	54,253
Other invested assets	1,778,070	1,643,940
Total cash and invested assets	9,531,670	8,882,991

Investment income due and accrued	38,569	40,335
Premiums deferred and uncollected	49,759	50,247
Net deferred income tax asset	94,540	139,106
Receivables from parent, subsidiaries and affiliates	33,220	31,061
Other admitted assets	13,763	7,758
Separate account assets	1,141,599	961,136
Total admitted assets	$10,903,120	$10,112,634

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,717,714	$2,701,370
Accident and health reserves	267,615	262,004
Liability for deposit-type contracts	204,659	213,579
Policy and contract claims	44,662	39,863
Dividends payable to policyholders	40,505	38,196
Premiums received in advance	4,026	3,512
Total policy and contract liabilities	3,279,181	3,258,524

General expense due and accrued	38,151	36,243
Current federal income taxes payable	9,601	45,520
Transfer to (from) separate accounts due and accrued, net	(15)	(25)
Asset valuation reserve	324,838	272,020
Interest maintenance reserve	59,151	59,048
Other liabilities	304,372	247,436
Pension liability	23,536	30,893
Liability for postretirement benefits other than pensions	166,887	155,942
Derivatives	48,246	—
Payable for securities lending	79,589	108,841
Separate account liabilities	1,141,599	961,136
Total liabilities	5,475,136	5,175,578

Capital and surplus:
Common stock, $1 par value, authorized 2,500 shares, issued and outstanding 2,500 shares	2,500	2,500
Surplus Notes	497,519	—
Paid-in surplus	372,103	372,103
Accumulated surplus	4,555,862	4,562,453
Total capital and surplus	5,427,984	4,937,056
Total liabilities and capital and surplus	$10,903,120	$10,112,634
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2019	2018	2017
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$231,773	$237,054	$246,746
Net investment income	479,104	466,221	539,164
Considerations for supplementary contracts with life contingencies	9	—	—
Amortization of the interest maintenance reserve	5,906	5,728	3,815
Commissions and expenses on reinsurance ceded	1,029	981	932
Miscellaneous income adjustment - termination of reinsurance agreement	—	(694,579)	—
Other revenues	2,042	153	79
Total premiums and other revenues	719,863	15,558	790,736

Benefits paid or provided:
Death benefits	143,563	145,842	143,503
Annuity benefits	50,066	79,245	146,297
Disability and accident and health benefits	15,580	18,298	17,316
Surrender benefits	53,256	64,673	71,352
Payments on supplementary contracts with life contingencies	350	393	441
Other benefits	4,619	5,047	2,916
Increase in policy reserves and other policyholders’ funds	28,128	28,129	39,793
Total benefits paid or provided	295,562	341,627	421,618

Insurance expenses and other deductions:
Commissions	19,811	20,400	23,753
Commissions and expenses on reinsurance assumed	—	878	1,214
General expenses	157,130	134,141	134,399
Net transfers to (from) separate account	(50,204)	(49,514)	(101,619)
Reserve adjustments on reinsurance assumed	(103)	(43,412)	(71,901)
Miscellaneous expense adjustment - termination of reinsurance agreement	—	(694,579)	—
Other deductions	60,564	3,973	52,016
Total insurance expenses and other deductions	187,198	(628,113)	37,862

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	237,103	302,044	331,256

Dividends to policyholders	54,964	52,121	51,964
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	182,139	249,923	279,292
Federal income tax expense (benefit), excluding tax on capital gains	25,523	39,879	12,111
Gain (loss) from operations before net realized capital gains (losses)	156,616	210,044	267,181
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	2,229	205,080	2,557
Net income (loss)	$158,845	$415,124	$269,738
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Surplus Notes and Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2017	$1,000	$55,003	$4,759,528	$4,815,531
Net income (loss)	—	—	269,738	269,738
Change in net deferred income tax	—	—	(103,027)	(103,027)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($31,715))	—	—	126,689	126,689
Net change in nonadmitted assets and related items	—	—	(64,589)	(64,589)
Change in asset valuation reserve	—	—	(32,481)	(32,481)
Change in unrecognized post retirement benefit obligation	—	—	30,991	30,991
Capital contribution	—	57,100	—	57,100
Correction of traditional life reserves	—	—	(613)	(613)
Balance, December 31, 2017	1,000	112,103	4,986,236	5,099,339
Net income (loss)	—	—	415,124	415,124
Change in net deferred income tax	—	—	165,518	165,518
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($57,122))	—	—	(266,672)	(266,672)
Change in net unrealized foreign exchange capital gain (loss)	—	—	(1,770)	(1,770)
Change in reserve on account of change in valuation basis	—	—	(692)	(692)
Net change in nonadmitted assets and related items	—	—	(651,086)	(651,086)
Change in asset valuation reserve	—	—	101,848	101,848
Change in unrecognized post retirement benefit obligation	—	—	11,947	11,947
Issuance of common stock	1,500	—	—	1,500
Capital contribution	—	260,000	—	260,000
Trademark license agreement adjustment	—	—	(198,000)	(198,000)
Balance, December 31, 2018	2,500	372,103	4,562,453	4,937,056
Net income (loss)	—	—	158,845	158,845
Change in net deferred income tax	—	—	(131,377)	(131,377)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($2,224))	—	—	125,187	125,187
Change in net unrealized foreign exchange capital gain (loss)	—	—	1,562	1,562
Change in surplus notes	—	497,519	—	497,519
Net change in nonadmitted assets and related items	—	—	149,208	149,208
Change in asset valuation reserve	—	—	(52,818)	(52,818)
Cumulative effects of change in accounting principle	—	—	2,103	2,103
Dividends to stockholder	—	—	(260,000)	(260,000)
Change in unrecognized post retirement benefit obligation	—	—	699	699
Balance, December 31, 2019	$2,500	$869,622	$4,555,862	$5,427,984
See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2019	2018	2017
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$233,959	$239,541	$249,358
Net investment income received	314,302	412,553	509,990
Benefits paid	(268,636)	(334,477)	(387,279)
Net transfers from (to) separate accounts	50,214	49,504	101,916
Commissions and expense paid	(169,848)	(89,719)	(77,257)
Dividends paid to policyholders	(52,655)	(52,582)	(55,732)
Federal income taxes recovered (paid)	(60,149)	(32,434)	(52,260)
Other, net	1,071	1,032	1,010
Net cash from (for) operations	48,258	193,418	289,746

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	321,508	2,285,224	782,780
Preferred and common stocks	553,991	1,152,289	481,055
Mortgage loans	1,041	11,323	15,501
Real estate	1,400	—	476
Other invested assets	460,664	337,964	245,518
Net gains (losses) on cash, cash equivalents and short-term investments	37	90	(23)
Miscellaneous proceeds	26,770	8,357	19,962
Net proceeds from investments sold, matured or repaid	1,365,411	3,795,247	1,545,269

Cost of investments acquired:
Debt securities	(309,030)	(1,660,008)	(885,797)
Preferred and common stocks	(710,369)	(2,047,721)	(575,188)
Mortgage loans	(10,793)	(21,240)	(7,076)
Real estate	(1,121)	(678)	(791)
Other invested assets	(517,164)	(265,138)	(315,724)
Miscellaneous applications	(70,541)	(15,608)	(44,456)
Total cost of investments acquired	(1,619,018)	(4,010,393)	(1,829,032)

Net change in policy and other loans	2,512	3,483	2,298
Net cash from (for) investments	(251,095)	(211,663)	(281,465)

Financing activities
Surplus notes, capital notes	497,435	—	—
Capital and paid in surplus, less treasury stock	—	261,500	57,100
Net deposits on deposit-type contract funds and other insurance liabilities	(8,920)	(11,020)	(6,033)
Dividends paid to stockholder	260,000	—	—
Other cash provided (applied)	(36,049)	(375,272)	22,907
Net cash from (for) financing and miscellaneous sources	192,466	(124,792)	73,974

Net change in cash, cash equivalents and short-term investments	(10,371)	(143,037)	82,255
Cash, cash equivalents and short-term investments:
Beginning of year	87,913	230,950	148,695
End of year	$77,542	$87,913	$230,950

Cash flow information for noncash transactions:
Contribution to Columbus Life Insurance Company in the form of common stock	$(29,962)	$—	$—
Contribution to Gerber Life Insurance in the form of debt securities & common stock	(193,759)	—	—
Contribution to Integrity Life Insurance Company in the form of common stock	—	(245,700)	—
See accompanying notes.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

1. Nature of Operations and Significant Accounting Policies
The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 46 states and the District of Columbia. For the year ended December 31, 2019, approximately 68.6% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, Ohio, and Pennslyvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life), Integrity Life Insurance Company (Integrity) and Gerber Life Insurance Company (Gerber Life). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $1,993.5 million and $2,034.6 million were allocated to the Closed Block as of December 31, 2019 and 2018, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:
•The extent and length of time the fair value has been below the book/adjusted carrying value;
•The reasons for the decline in value;
•Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;
•For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

•For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and
•For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.
If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiaries
The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, goodwill in excess of the admission limit, and a trademark license agreement), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Employee Benefits
For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Policyholder Dividends
Policyholder dividends are recognized when declared rather than over the term of the related policies.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Restricted Assets
The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $181.0 million and $136.8 million as of December 31, 2019 and 2018, respectively. These assets are primarily collateral held in relation to the Company's securities lending program. These restricted assets are discussed in more detail in their relevant section.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
There are no restrictions on unaffiliated common or preferred stocks.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiaries are reported at their underlying audited statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.
Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
The Company utilizes customized call and put options to hedge market volatility related to the S&P 500 index . At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The options are not designated as a hedge for accounting purposes and are carried at fair value on the balance sheet with changes in fair value recorded in surplus. The related gains and losses from terminations or expirations are recorded in realized capital gains and losses.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Policy Reserves
Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2019	2018
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%	7.4%	7.8%
1941 Standard Industrial, 2-1/2% - 3-1/2%	9.9	10.5
1958 Commissioners Standard Ordinary, 2-1/2% - 6%	18.9	19.7
1980 Commissioners Standard Ordinary, 4% - 6%	39.8	39.6
2001 Commissioners Standard Ordinary, 3-1/2% - 4-1/2%	18.2	16.4
Other, 2-1/2% - 6%	4.5	4.6
	98.7	98.6
Other benefits (including annuities):
Various, 2-1/2% - 8-1/4%	1.3	1.4
	100.0%	100.0%
The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
As of December 31, 2019 and 2018, reserves of $20.8 million and $22.8 million, respectively, were recorded on in-force amounts of $1,033.8 million and $1,216.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Policyholders’ Dividends
The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.
Policy and Contract Claims
Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2019 and 2018. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2019, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $77.6 million and $53.0 million in the general and separate account, respectively. At December 31, 2018, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $105.9 million and $21.8 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2019 and 2018, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $51.7 million and $54.3 million at December 31, 2019 and 2018, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2019 and 2018, collateral managed by an unaffiliated agent, which approximated $27.7 million and $54.2 million respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2019, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2019 and 2018, the fair value of the total collateral in the general account was $79.4 million and $108.5 million, respectively. The fair value of the total collateral in the separate account was $54.2 million and $22.4 million at December 31, 2019 and 2018, respectively, which was all managed by an unaffiliated agent.
The aggregate collateral broken out by maturity date is as follows at December 31, 2019:

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	107,151	107,193
31 to 60 days	—	—
61 to 90 days	1,050	1,050
91 to 120 days	1,600	1,600
121 to 180 days	2,257	2,259
181 to 365 days	8,375	8,373
1 to 2 years	4,549	4,556
2 to 3 years	—	—
Greater than 3 years	8,529	8,529
Total collateral	$133,511	$133,560
At December 31, 2019, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $79.6 million and $54.2 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
Separate Account
The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.
There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan).
The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.
Federal Income Taxes
The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Postretirement Benefits Other Than Pensions
The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.
Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Accounting Changes
Effective January 1, 2019, the Company changed its deferred tax assets admission calculation related to clarification updates to Statement of Statutory Accounting Principles 101 - Income Taxes, Exhibit A - Implementation Question and Answers, in the Accounting Practices & Procedures Manual. The Company has recorded a $2.1 million increase to surplus as a result of the change in application of the admission criteria through cumulative effect of changes in accounting principles on the statements of changes in capital and surplus.
Effective January 1, 2018, the Company updated mortality assumptions on certain traditional life reserves. This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as part of the reserve change recognized in the statements of operations. As a result, the Company has recorded a $0.7 million decrease to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.
Business Combinations
On December 31, 2018, the Company purchased 100% of the common stock of Gerber Life from Nestlé S.A. ("Nestlé") for an aggregate purchase price of $1,565.5 million, including direct acquisition costs of $9.3 million. Included in the aggregate purchase price is a long-term license to use Gerber Life intellectual property in connection with financial services. Gerber Life is an insurer that operates primarily in the juvenile life insurance and medical stop-loss insurance markets. Gerber Life is New York-domiciled and is licensed in 50 states, the District of Columbia, Puerto Rico and certain Canadian provinces. In 2019, the Company received $8.2 million from Nestlé as an adjustment to the purchase price of Gerber Life.
The transaction was accounted for as a statutory purchase and reflects the following:

Year	Cost of acquired entity	Original Admitted Goodwill	Admitted Goodwill at Reporting Date	Goodwill Amortized in Period	Admitted Goodwill as a % of Admitted Acquisition
	(In thousands)
2019	$1,257,274	$528,082	$478,525	$94,555	48.3%
2018	1,265,517	528,082	528,082	—	62.9

Simultaneously to, and in contemplation of, the purchase of Gerber Life, the Company paid for a long-term license to use Gerber Life intellectual property in connection with financial services. The stated purchase price in the trademark license agreement was $300.0 million. The fair value of the trademark license agreement in isolation was determined to be $102.0 million; as a result, the book value of the asset was reduced by $198.0 million through surplus in the line titled trademark license agreement adjustment on the statements of changes in capital and surplus. The adjustment to the book value of the trademark license agreement had no impact on the Company's total capital and surplus, as the trademark license agreement asset is non-admitted and the change to the book value was offset by a change in the associated non-admitted asset.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Subsequent Events
The Company is exposed to potential risk associated with the recent outbreak of a new strain of coronavirus (“COVID-19”) and is actively monitoring developments through governmental briefings and the relevant health authorities. The effects of the outbreak on the Company are uncertain and difficult to predict, as the situation is actively evolving. Risks include (but are not limited to) the disruption of business operations due to changing work environments for employees, agents and distributors, and business partners; potential economic hardship of policyholders and issuers of investments held by the Company; and disruptions of product marketing and sales efforts. The Company has business continuity plans in place to attempt to mitigate the risks posed to business operations by disruptive incidents such as these.
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 20, 2020.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2019:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$24,088	$1,545	$—	$25,633
Debt securities issued by states of the U.S. and political subdivisions of the states	15,033	2,328	—	17,361
Non-U.S. government securities	57,511	7,705	—	65,216
Corporate securities	2,369,794	467,074	(3,662)	2,833,206
Commercial mortgage-backed securities	36,817	1,099	(107)	37,809
Residential mortgage-backed securities	233,130	12,281	(75)	245,336
Asset-backed securities	95,366	11,881	(332)	106,915
Total	$2,831,739	$503,913	$(4,176)	$3,331,476

At December 31, 2018:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$27,656	$882	$(196)	$28,342
Debt securities issued by states of the U.S. and political subdivisions of the states	15,030	1,680	(47)	16,663
Non-U.S. government securities	57,986	2,718	(982)	59,722
Corporate securities	2,449,117	211,540	(66,657)	2,594,000
Commercial mortgage-backed securities	53,343	273	(466)	53,150
Residential mortgage-backed securities	240,395	8,933	(1,692)	247,636
Asset-backed securities	93,924	3,527	(907)	96,544
Total	$2,937,451	$229,553	$(70,947)	$3,096,057
At December 31, 2019 and 2018, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $57.1 million and $72.0 million, respectively, and an aggregate fair value of $59.4 million and $69.1 million, respectively. As of December 31, 2019 and 2018, such holdings amounted to 2.0% and 2.5%, respectively, of the Company’s investments in debt securities and 0.5% and 0.7%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2019:
Preferred stocks	$25,531	$1,984	$(202)	$27,313

Common stocks, unaffiliated	$478,826	$233,044	$(11,313)	$700,557
Common stocks, mutual funds	178,868	14,194	(350)	192,712
Common stocks, subsidiaries	3,014,801	693,483	(113,344)	3,594,940
	$3,672,495	$940,721	$(125,007)	$4,488,209

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018:
Preferred stocks	$16,026	$334	$(668)	$15,692

Common stocks, unaffiliated	$446,459	$146,776	$(38,660)	$554,575
Common stocks, mutual funds	155,207	37	(8,241)	147,003
Common stocks, subsidiaries	2,840,458	418,024	(65,344)	3,193,138
	$3,442,124	$564,837	$(112,245)	$3,894,716

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2019:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Non-U.S. government securities	—	—	—	—
Corporate securities	(2,827)	65,853	(835)	28,129
Commercial mortgage-backed securities(1)	(105)	5,042	(2)	69
Residential mortgage-backed securities(1)	(32)	18,790	(43)	4,371
Asset-backed securities(1)	(210)	16,725	(122)	8,878
Total	$(3,174)	$106,410	$(1,002)	$41,447

Preferred stocks	$(202)	$608	$—	$—

Common stocks, unaffiliated	$(11,313)	$88,917	$—	$—
Common stocks, mutual funds	(350)	40,004	—	—
Total	$(11,663)	$128,921	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(122)	$5,372	$(74)	$7,344
Debt securities issued by states of the U.S. and political subdivisions of the states	(47)	5,193	—	—
Non-U.S. government securities	(981)	24,398	—	—
Corporate securities	(60,616)	886,386	(6,042)	58,244
Commercial mortgage-backed securities(1)	(185)	18,196	(281)	17,121
Residential mortgage-backed securities(1)	(858)	56,185	(834)	36,871
Asset-backed securities(1)	(858)	39,938	(49)	1,804
Total	$(63,667)	$1,035,668	$(7,280)	$121,384

Preferred stocks	$(668)	$5,146	$—	$—

Common stocks, unaffiliated	$(38,660)	$169,629	$—	$—
Common stocks, mutual funds	(8,241)	114,637	—	—
Total	$(46,901)	$284,266	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2019 and 2018, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.
The aggregated unrealized loss is approximately 5.5% and 7.6% of the carrying value of securities considered temporarily impaired at December 31, 2019 and 2018, respectively. At December 31, 2019, there were a total of 99 securities held that are considered temporarily impaired, 13 of which have been impaired for 12 months or longer. At December 31, 2018, there were a total of 421 securities held that were considered temporarily impaired, 36 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $17.1 million, $19.1 million and $5.0 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company had no loan-backed securities held at December 31, 2019, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2019, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities.

The Company had no OTTI on loan-backed securities for the year ended December 31, 2019, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2019, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$35,516	$35,730
After one through five	184,097	195,118
After five through ten	507,351	600,634
After ten	1,739,462	2,109,934
Mortgage-backed securities/asset-backed securities	365,313	390,060
Total	$2,831,739	$3,331,476
The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from sales of investments in debt securities during 2019, 2018 and 2017 were $63.4 million, $1,385.4 million, and $285.0 million; gross gains of $1.5 million, $25.8 million, and $9.2 million and gross losses of $0.3 million, $6.0 million, and $0.5 million were realized on these sales in 2019, 2018 and 2017, respectively.
Proceeds from the sales of investments in equity securities during 2019, 2018 and 2017 were $476.7 million, $1,092.8 million, and $439.0 million; gross gains of $42.2 million, $230.8 million, and $61.4 million and gross losses of $30.2 million, $38.9 million, and $43.7 million were realized on these sales in 2019, 2018 and 2017, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2019	2018	2017
	(In Thousands)
Realized capital gains (losses)	$6,135	$282,807	$11,982
Less amount transferred to IMR (net of related taxes (benefits) of $1,658 in 2019, $3,425 in 2018, and $2,211 in 2017)	6,009	12,886	4,106
Less federal income tax expense (benefit) of realized capital gains (losses)	(2,103)	64,841	5,319
Net realized capital gains (losses)	$2,229	$205,080	$2,557

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Net investment income was generated from the following for the years ended December 31:

	2019	2018	2017
	(In Thousands)
Debt securities	$148,923	$182,497	$178,001
Equity securities	30,807	44,065	254,309
Mortgage loans	2,716	1,963	3,854
Real estate	13,175	13,071	13,150
Policy loans	11,827	11,965	12,224
Cash, cash equivalents and short-term investments	2,148	4,967	1,265
Other invested assets	318,696	229,089	96,300
Other	1,106	1,361	1,465
Gross investment income	529,398	488,978	560,568
Investment expenses	50,294	22,757	21,404
Net investment income	$479,104	$466,221	$539,164
The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2019, 76.0% of such mortgages, or $52.4 million, involved properties located in Arizona, Washington, and South Carolina. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $21.2 million. During 2019, the respective minimum and maximum lending rates for mortgage loans issued were 4.75% and 5.25%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2019, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company entered into an equity hedge program designed to hedge the market value risks associated with the broad equity market in the third quarter of 2018. Hedging this risk reduces the economic sensitivity to price declines. At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The options are not designated as a hedge for accounting purposes and are carried at fair value on the balance sheet with changes in fair value recorded in surplus. The related gains and losses from terminations or expirations are recorded in realized capital gains and losses. The change in fair value was $(49.8) million and $0.0 million for the years ended December 31, 2019 and 2018, respectively. The net gain/(loss) recognized through net income within realized gains and losses was $0.0 million and $81.3 million for the years ended December 31, 2019 and 2018, respectively.
The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the option and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the option is negative, then the Company may be required to post assets using similar thresholds. At December 31, 2019 and 2018, $41.7 million and $0.0 million, respectively, of cash collateral has been posted by the Company.
Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	2019	2018
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$7,820	$—
Gross amounts offset	—	—
Net amount of assets	$7,820	$—

Derivative liabilities:
Gross amount of recognized liabilities	$(48,246)	$—
Gross amounts offset	—	—
Net amount of liabilities	$(48,246)	$—

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are NAIC 4 rated preferred stock, NAIC 6 rated bonds, options, and stock warrants. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

•Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs. Also included in Level 3 assets and liabilities are preferred stocks being priced by utilizing recent financing for similar securities.
Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
Certain investments utilize net asset value (NAV) as a practical expedient for fair value. These investments are reported separately from the hierarchy. Investments utilizing NAV consist mainly of equity interest in limited partnerships and limited liabilities in the separate account. These investments contain fixed income, common stock, and real estate characteristics. The interests in these partnerships can be sold or transferred with prior consent from the general partner. The average remaining life of the investments is 21.5 years. The Company's unfunded commitment for these investments is $21.2 million. In addition, a collective trust in the separate account utilizing NAV is primarily investing in domestic fixed income securities. Shares in the trust can be redeemed at their net asset value. The NAV for this investment is $10.93. The Company does not intend to sell any investments utilizing NAV.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of equity securities included in Level 3 has been determined by utilizing recent financing for similar securities.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Derivative Instruments
The fair values of free-standing derivative instruments, primarily options and stock warrants, are determined through the use of third-party pricing services or models utilizing market observable inputs.
Cash Collateral Receivable
The receivable represents the obligation to return cash collateral the Company has posted relating to derivative instruments. The fair value is based upon the stated amount.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Assets Held in Separate Accounts
Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account. The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2019
Assets:
Bonds, industrial and misc.	$1,047	$—	$1,047	$—	$—
Bonds, exchange traded funds	5,868	5,868	—	—	—
Common stocks, unaffiliated	700,557	697,947	—	—	2,610
Common stocks, mutual funds	192,712	192,712	—	—	—
Derivative assets	7,820	—	7,820	—	—
Separate account assets	1,141,599	706,951	140,561	19,844	274,243
Total assets	$2,049,603	$1,603,478	$149,428	$19,844	$276,853

Liabilities:
Derivative liabilities	$(48,246)	$—	$(48,246)	$—	$—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Assets/(Liabilities) Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3	NAV
	(In Thousands)
At December 31, 2018
Assets:
Bonds, exchange traded funds	$4,889	$4,889	$—	$—	$—
Common stocks, unaffiliated	554,575	551,875	—	—	2,700
Common stocks, mutual funds	147,003	147,003	—	—	—
Preferred stocks	866	—	573	293	—
Separate account assets	961,136	561,325	128,292	18,656	252,863
Total assets	$1,668,469	$1,265,092	$128,865	$18,949	$255,563

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2019 are as follows:

	Beginning Asset/(Liability) as of January 1, 2019	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3**	Transfers Out of Level 3**	Ending Asset/ (Liability) as of December 31, 2019
		Net Income	Surplus	Other
	(In Thousands)
Assets:
Preferred stocks	$293	$—	$(200)	$—	$—	$200	$(293)	$—
Separate account assets	18,656	—	—	1,792	(604)	—	—	19,844
Total assets	$18,949	$—	$(200)	$1,792	$(604)	$200	$(293)	$19,844

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.
** Transfers into and out of Level 3 are due to changes resulting from the application of the lower of amortized cost or fair value rules based on the security's NAIC rating
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2019, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Preferred stocks	$—	$—	$—	$—	$—
Separate account assets	—	—	—	(604)	(604)
Total assets	$—	$—	$—	$(604)	$(604)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018, is as follows:

	Beginning Asset/(Liability )as of January 1, 2018	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3**	Transfers Out of Level 3***	Ending Asset/ (Liability) as of December 31, 2018
		Net Income	Surplus	Other
	(In Thousands)
Assets:
Common stocks, unaffiliated	$4,902	$(4,389)	$(3)	$—	$—	$—	$(510)	$—
Preferred stocks	—	—	(55)	—	—	348	—	293
Separate account assets	78,597	—	—	1,421	(1,147)	1,757	(61,972)	18,656
Total assets	$83,499	$(4,389)	$(58)	$1,421	$(1,147)	$2,105	$(62,482)	$18,949

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.
** Transfers into Level 3 are due to changes in the price source
*** Transfers out of Level 3 are due to utilizing net asset value.
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2018, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$—	$—	$—	$—
Preferred stocks	—	—	—	—	—
Separate account assets	—	—	—	(1,147)	(1,147)
Total Assets	$—	$—	$—	$(1,147)	$(1,147)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2019 and 2018.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2019
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,831,739	$3,331,476	$23,571	$3,306,905	$1,000	$—
Common stock:
Unaffiliated	700,557	700,557	697,947	—	—	2,610
Mutual funds	192,712	192,712	192,712	—	—	—
Preferred stock	25,331	27,313	—	25,981	1,332	—
Mortgage loans	68,898	71,162	—	—	71,162	—
Cash, cash equivalents and short-term investments	77,542	77,589	77,589	—	—	—
Other invested assets, surplus notes	33,945	43,794	—	43,794	—	—
Securities lending reinvested collateral assets	27,635	27,635	27,635	—	—	—
Derivative assets	7,820	7,820	—	7,820	—	—
Cash collateral receivable	41,680	41,680	—	41,680	—	—
Separate account assets	1,141,599	1,141,599	706,951	140,561	19,844	274,243

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(4,270)	$(4,471)	$—	$—	$(4,471)	$—
Derivative liabilities	(48,246)	(48,246)	—	(48,246)	—	—
Securities lending liability	(79,589)	(79,589)	—	(79,589)	—	—

	December 31, 2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	NAV
	(In Thousands)
Assets:
Bonds	$2,937,451	$3,096,057	$21,632	$3,071,925	$2,500	$—
Common stock:
Unaffiliated	554,575	554,575	551,875	—	—	2,700
Mutual funds	147,003	147,003	147,003	—	—	—
Preferred stock	15,845	15,692	—	14,182	1,510	—
Mortgage loans	59,146	58,652	—	—	58,652	—
Cash, cash equivalents and short-term investments	87,913	87,919	87,919	—	—	—
Other invested assets, surplus notes	33,974	37,988	—	37,988	—	—
Securities lending reinvested collateral assets	54,253	54,253	54,253	—	—	—
Separate account assets	961,136	961,136	561,325	128,292	18,656	252,863

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(4,469)	$(4,419)	$—	$—	$(4,419)	$—
Securities lending liability	(108,841)	(108,841)	—	(108,841)	—	—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

4. Related-Party Transactions
The Company owns a 100% interest in Integrity and WSLAC, whose carrying values based on underlying statutory surplus at December 31, 2019, are $1.3 billion and $1.1 billion, respectively. The accounting policies of Integrity and WSLAC are the same as those of the Company described in Note 1. The summary financial data for Integrity and WSLAC follows:

	2019	2018
	(In Thousands)
Integrity:
Admitted Assets	$9,914,360	$9,415,090
Liabilities	8,643,016	8,283,823
Statutory Surplus	$1,271,344	$1,131,267
Net Income	$13,125	$59,221

WSLAC:
Admitted Assets	$14,808,181	$13,029,413
Liabilities	13,739,451	12,089,615
Statutory Surplus	$1,068,730	$939,798
Net Income	$81,627	$16,091

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to subsidiaries in the amount of $23.8 million, $16.5 million, and $3.7 million in 2019, 2018 and 2017, respectively. The principal balance of the mortgage financing arrangements with subsidiaries was $303.1 million and $312.8 million at December 31, 2019 and 2018, respectively.
At December 31, 2019 and 2018, the Company had $131.9 million and $107.4 million, respectively, invested, in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.
In November 2019, the Company paid a $93.9 million capital contribution to its subsidiary, Gerber Life. The contribution was in the form of common stock.
In November 2019, the Company paid a $30.0 million capital contribution to its subsidiary, Columbus Life. The contribution was in the form of common stock.
In February 2019, the Company paid a $100.0 million capital contribution to its subsidiary, Gerber Life. The contribution was in the form of $99.8 million in bonds and $0.2 million in cash.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The Company issued a short-term loan to its parent, WSFG, as of January 23, 2019, for $260.0 million. This note had a maturity date of March 24, 2019, and bore interest at a rate of 2.68%, compounding monthly. The principal of the loan was forgiven by the Company as of March 7, 2019, and was accounted for as an ordinary dividend from the Company to WSFG. The accrued interest of $0.8 million was paid by WSFG to the Company on March 7, 2019.
The Company received a $260.0 million capital contribution from WSFG in December 2018. The contribution was in the form of cash.
The Company paid a $35.0 million capital contribution to Columbus Life in December 2018. The contribution was in the form of cash.
On November 16, 2018, the Company sold common stock back to its issuer for $74.4 million. A member of the Company's Board of Directors also serves on the Board of Directors of the company that purchased the common stock.
In the fourth quarter of 2018, the Company sold bonds in exchange for cash to WSLAC, Integrity, and National Integrity in the amounts of $294.3 million, $87.0 million, and $47.6 million, respectively.
The Company paid a $250.0 million capital contribution to Integrity in June 2018. The contribution was in the form of $245.7 million in common stocks and $4.3 million in cash.
In October 2017, the Company entered into a Pension Risk Transfer agreement with WSLAC. Refer to Note 10 for more detail.
The Company received a $200.0 million dividend from WSLAC in December 2017. The dividend was $109.3 million ordinary and $90.7 million extraordinary. The dividend was in the form of cash.
The Company received a $57.1 million capital contribution from WSFG in October 2017. The contribution was in the form of cash.
The Company paid a $36.1 million capital contribution to WSLAC in October 2017. The contribution was in the form of cash.
The Company paid a $30.0 million capital contribution to Columbus Life in December 2017, The contribution was in the form of cash.
The Company had $33.2 million and $31.1 million receivable from parent, subsidiaries and affiliates as of December 31, 2019 and 2018, respectively. The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2019 or 2018. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The Company had a modified coinsurance agreement with Integrity until it was recaptured on November 1, 2018. Under the terms of the agreement, the Company assumed structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002, and Integrity retained the reserves and the related assets of this business. At the date of recapture, there was no impact to net income or surplus. The recapture is presented in the statements of operations in lines titled miscellaneous income adjustment - termination of reinsurance agreement and miscellaneous expense adjustment - termination of reinsurance agreement for $694.6 million and $694.6 million, respectively.
The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $493.5 million and $514.2 million at December 31, 2019 and 2018, respectively.
In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $0.9 million and $1.0 million at December 31, 2019 and 2018, respectively.
Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2019	2018	2017
	(In Thousands)

Direct premiums	$237,084	$241,297	$251,423
Assumed premiums:
Affiliates	1,111	2,176	1,726
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,422)	(6,419)	(6,403)
Net premiums	$231,773	$237,054	$246,746

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2019	2018	2017
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	2,936	4,225	3,420
Policy and contract liabilities:
Affiliates	468,882	488,266	506,178
Nonaffiliates	50,472	50,796	50,260
Amounts recoverable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	227	382	199
In 2019, 2018 and 2017, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2019, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2019, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2019, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2019, if all reinsurance agreements were cancelled.

6. Federal Income Taxes
The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $(9.6) million and $(45.5) million at December 31, 2019 and 2018, respectively. The tax years 2014 through 2019 remain subject to examination by major tax jurisdictions.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2019, in the event of future capital losses is $36.9 million, $100.9 million, and $17.8 million from 2019, 2018 and 2017, respectively.
The aggregate amount of deposits admitted under Section 6603 of the Internal Revenue Service Code is $32.3 million and $0.0 million in 2019 and 2018, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2019
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$246,001	$10,343	$256,344
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	246,001	10,343	256,344
(d)	Deferred tax assets nonadmitted	20,574	—	20,574
(e)	Subtotal net admitted deferred tax assets (c - d)	225,427	10,343	235,770
(f)	Deferred tax liabilities	101,138	40,092	141,230
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$124,289	$(29,749)	$94,540

		12/31/2018
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$365,543	$17,219	$382,762
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	365,543	17,219	382,762
(d)	Deferred tax assets nonadmitted	104,536	—	104,536
(e)	Subtotal net admitted deferred tax assets (c - d)	261,007	17,219	278,226
(f)	Deferred tax liabilities	110,675	28,445	139,120
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$150,332	$(11,226)	$139,106

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(119,542)	$(6,876)	$(126,418)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	(119,542)	(6,876)	(126,418)
(d)	Deferred tax assets nonadmitted	(83,962)	—	(83,962)
(e)	Subtotal net admitted deferred tax assets (c - d)	(35,580)	(6,876)	(42,456)
(f)	Deferred tax liabilities	(9,537)	11,647	2,110
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(26,043)	$(18,523)	$(44,566)

		12/31/2019
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$9,934	$9,934
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	84,606	—	84,606
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	84,606	—	84,606
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	716,334
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	140,821	409	141,230
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$225,427	$10,343	$235,770

		12/31/2018
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$17,219	$17,219
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	123,991	—	123,991
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	123,991	—	123,991
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	639,639
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	137,016	—	137,016
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$261,007	$17,219	$278,226

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$(7,285)	$(7,285)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	(39,386)	—	(39,385)
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(39,386)	—	(39,385)
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	76,695
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	3,806	409	4,214
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(35,580)	$(6,876)	$(42,456)

	2019	2018

Ratio percentage used to determine recovery period and threshold limitation amount	932%	928%

		12/31/2019
		(1)	(2)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$246,001	$10,343
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	19.61%	3.88%
(c)	Net admitted adjusted gross DTAs amount	$225,427	$10,343
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	21.32%	4.21%

		12/31/2018
		(3)	(4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$365,543	$17,219
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	10.99%	4.50%
(c)	Net admitted adjusted gross DTAs amount	$261,007	$17,219
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	15.12%	6.19%

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

		Change
		(5)	(6)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)

(a)	Adjusted gross DTAs amount	$(119,542)	$(6,876)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	8.62%	(0.62)%
(c)	Net admitted adjusted gross DTAs amount	$(35,580)	$(6,876)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	6.20%	(1.98)%
The Company's tax planning strategies include the use of reinsurance.
Current income taxes incurred consist of the following major components:

			12/31/2019	12/31/2018	12/31/2017
			(In Thousands)
(1)	Current income tax
	(a)	Federal	$25,236	$39,452	$11,938
	(b)	Foreign	287	427	173
	(c)	Subtotal	25,523	39,879	12,111
	(d)	Federal income tax on net capital gains	(2,103)	64,841	5,319
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$23,420	$104,720	$17,430

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2019	12/31/2018	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	51,727	49,815	1,912
		(4) Investments	38,325	40,703	(2,378)
		(5) Deferred acquisition costs	17,845	17,533	312
		(6) Policyholder dividends accrual	4,746	4,323	423
		(7) Fixed assets	—	3,785	(3,785)
		(8) Compensation and benefits accrual	102,259	92,711	9,548
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	26,927	149,927	(123,000)
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	4,172	6,746	(2,574)
		(99) Subtotal	246,001	365,543	(119,542)
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	20,574	104,536	(83,962)
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	225,427	261,007	(35,580)
	(e)	Capital
		(1) Investments	10,343	17,219	(6,876)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	10,343	17,219	(6,876)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	10,343	17,219	(6,876)
	(i)	Admitted deferred tax assets (2d + 2h)	$235,770	$278,226	$(42,456)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2019	12/31/2018	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$88,395	$95,919	$(7,524)
		(2) Fixed assets	77	342	(265)
		(3) Deferred and uncollected premium	8,353	8,912	(559)
		(4) Policyholder reserves	4,286	5,474	(1,188)
		(5) Other	27	28	(1)
		(99) Subtotal	101,138	110,675	(9,537)
	(b)	Capital
		(1) Investments	40,092	28,445	11,647
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	40,092	28,445	11,647
	(c)	Deferred tax liabilities (3a99 + 3b99)	141,230	139,120	2,110
(4)	Net deferred tax assets/liabilities (2i - 3c)		$94,540	$139,106	$(44,566)
Among the more significant book-to-tax adjustments were the following:

	12/31/2019	Effective Tax Rate	12/31/2018	Effective Tax Rate	12/31/2017	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)

Provision computed at statutory rate	$39,544	21.00%	$111,878	21.00%	$101,581	35.00%
Dividends received deduction	(1,879)	(1.00)	(1,990)	(0.37)	(74,721)	(25.75)
Tax credits	(2,832)	(1.50)	(10,205)	(1.92)	(5,900)	(2.03)
Other invested assets and nonadmitted change	125,349	66.57	(156,090)	(29.30)	(21,153)	(7.29)
Uncertain tax positions	—	—	3,876	0.73	—	—
Statutory reserve change	—	—	—	—	(215)	(0.07)
Other	(5,385)	(2.86)	(454)	(0.09)	(1,304)	(0.45)
Change in federal tax rate	—	—	(7,813)	(1.47)	122,169	42.09
Total statutory income taxes	$154,797	82.21%	$(60,798)	(11.42)%	$120,457	41.50%

Federal and foreign taxes incurred	$23,420	12.44%	$104,720	19.66%	$17,430	6.01%
Change in net deferred income taxes	131,377	69.77	(165,518)	(31.08)	103,027	35.49
Total statutory income taxes	$154,797	82.21%	$(60,798)	(11.42)%	$120,457	41.50%
At December 31, 2019, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 of deferred tax liabilities that are not recognized.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

On December 22, 2017, the Tax Cuts and Jobs Act (the Tax Act) was enacted, significantly changing the US income tax law. Among the provisions of the Tax Act were the establishment of a flat corporate income tax rate of 21%, a general repeal of net operating loss carrybacks and a reduction in the maximum deduction for net operating loss carryforwards arising in tax years beginning after 2017, and the elimination or reduction of certain deductions, exclusions and credits
The Company has recognized the effects of the tax rate change on its deferred tax balances in its December 31, 2017, financial statements. The re-measurement of deferred tax assets and liabilities resulted in a reduction of net deferred tax assets of $16.1 million, of which ($96.0) million and $122.2 million was recorded as an adjustment to the change in net unrealized capital gains (losses) and the change in net deferred income tax, respectively. Upon issuance of the Company’s financial statements for the year ended December 31, 2017, the Company’s accounting for certain income tax effects of the Tax Act was incomplete; however, the Company included reasonable estimates of these balances in its re-measurement of deferred tax assets and liabilities. At December 31, 2018, the Company has completed its accounting for all of the enactment-date tax effects of the Tax Act.
As of December 31, 2019, the Company had a liability for federal tax loss contingencies of $3.6 million. An estimate of the amount of any increase in the Company's liability related to any federal tax loss contingencies during the twelve month period ending December 31, 2020, cannot be made.

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2019 and 2018, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $542.8 million by the end of 2020 without seeking prior regulatory approval based on capital and surplus of $5,428.0 million at December 31, 2019.
The Company issued surplus notes ("the Notes") on January 23, 2019, with an aggregate principal amount of $500.0 million, an annual interest rate of 5.15%, and a maturity date of January 15, 2049, in exchange for $497.4 million in cash.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Carrying Value of Note	Interest And/Or Principal Paid Current Year	Total Interest And/Or Principal Paid	Unapproved Interest And/Or Principal*
	(In Thousands)
As of December 31, 2019	$497,519	$12,303	$12,303	$—
* Pro-rata amount of interest due to be paid at next semi-annual payment date (pending approval) calculated as of the balance sheet date

Interest on the Notes is paid semi-annually on January 15 and July 15 of each year. The Notes were issued pursuant to Rule 144A as defined by the Securities Act of 1933 and are administered by the Bank of New York Mellon.
The Notes are unsecured and subordinated to all present and future indebtedness, policy claims and “prior claims” (those claims referred to in classes 1 through 7 of Section 3903.42 of the Ohio Revised Code) against the Company. Under Ohio insurance laws, the Notes are not part of the legal liabilities of the Company. Each payment of principal of, interest on or redemption price with respect to the Notes, may be made only with the prior approval of the Ohio Director of Insurance (the “Director”), and only out of surplus earnings.
Subject to the approval of the Director, the Company has the option to redeem the Notes (i) in whole within 90 days after the occurrence of a “Tax Event” where the Company receives an opinion of tax counsel that there is a more than insubstantial risk that interest payable on the Notes is not deductible by the Company, at a redemption price equal to the principal amount of the Notes to be redeemed (the ‘‘Par Value Redemption Price’’), (ii) in whole or in part, on or after January 23, 2024 but prior to July 15, 2048, at a redemption price equal to the greater of (a) the Par Value Redemption Price or (b) the sum of the present value of the remaining scheduled principal and interest payments on the Notes from the redemption date to July 15, 2048, discounted to the redemption date on a semi-annual basis at an adjusted treasury rate plus 35 basis points or (iii) in whole or in part, on or after July 15, 2048, at the Par Value Redemption Price, plus, in each case of (i), (ii) and (iii), accrued and unpaid interest payments on the Notes to be redeemed to the redemption date.
In the event the Company was subject to a liquidation event, the Notes would have preference over the common shareholders. No affiliates of the Company hold any of the Notes. As of the closing, Guggenheim Partners was the only holder of more than 10% of the outstanding Notes on record at the Depository Trust Company.

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

At December 31, 2019, the Company does not have any material lease agreements as a lessee for office space or equipment.
At December 31, 2019, the Company has future commitments to provide additional capital contributions of $393.7 million to investments in joint ventures, limited partnerships and limited liability companies.
The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: WSLAC, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National and The Lafayette Life Insurance Company (Lafayette Life), an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.
The Company has guaranteed two mortgage loans in which the borrower is an affiliated limited liability company involved in development of real estate. These guarantees have a maximum exposure to the Company of $27.2 million for Canal Senate Apartments, LLC, and $14.7 million for 506 Phelps Holdings, LLC, in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at December 31, 2019, was approximately $52.3 million and $36.1 million, respectively. These loans mature in August 2022 and February 2024, respectively.
The Company has guaranteed a portion of the payment of mortgage loans made by its wholly-owned subsidiary, WSLAC, to two affiliated limited liability companies, Cranberry NP Hotel Company and Sundance Hotel, LLC, in the amounts of $9.0 million and $14.4 million, respectively. The guarantees have a maximum exposure to the Company of $4.7 million and $6.5 million in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at December 31, 2019, was approximately $9.5 million and $13.8 million. These loans mature in October 2021 and January 2024, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

9. Life and Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2019, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$78,441	$—	$—	$78,441	95.8%
Not subject to discretionary withdrawal	3,414	—	—	3,414	4.2
Total individual annuity reserves (before reinsurance)	81,855	—	—	81,855	100.0%
Reinsurance ceded	75,085	—	—	75,085
Net individual annuity reserves	$6,770	$—	$—	$6,770

Group Annuities	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Not subject to discretionary withdrawal	$3,136	$—	$1,087,146	$1,090,282	100.0%
Total group annuity reserves (before reinsurance)	3,136	—	1,087,146	1,090,282	100.0%
Reinsurance ceded	3,136	—	—	3,136
Net group annuity reserves	$—	$—	$1,087,146	$1,087,146

Deposit-type contracts (no life contingencies)	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	$229,291	$—	$—	$229,291	100.0%
Not subject to discretionary withdrawal	—	—	—	—	—
Total deposit-type contract liability (before reinsurance)	229,291	—	—	229,291	100.0%
Reinsurance ceded	24,632	—	—	24,632
Total deposit-type contract liability	$204,659	$—	$—	$204,659
Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
At December 31, 2019, the Company's general and separate account life insurance account values, cash value, and reserves for policies subject to discretionary withdrawal, not subject to discretionary withdrawal, or with no cash value are summarized as follows:

	General Account			Separate Account - Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	—	—	—	—	—	—
Universal life with secondary guarantees	—	—	—	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	2,717,313	3,071,282	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	—	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	—	XXX	XXX	—
Accidental death benefits	XXX	XXX	3,402	XXX	XXX	—
Disability - active lives	XXX	XXX	5,169	XXX	XXX	—
Disability - disabled lives	XXX	XXX	23,402	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
Total life reserves (before reinsurance)	—	2,717,313	3,103,255	—	—	—
Reinsurance Ceded	—	—	392,312	—	—	—
Net life reserves	$—	$2,717,313	$2,710,943	$—	$—	$—

10. Employee Retirement Benefits
The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.
The Company uses a December 31 measurement date for all plans.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2019	2018	2019	2018
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$964,649	$1,026,400	$155,942	$164,700
Service cost	23,989	22,511	308	404
Interest cost	38,479	34,022	6,044	5,419
Contribution by plan participants	—	—	4,805	4,930
Actuarial (gain) loss	133,588	(74,041)	12,288	(6,492)
Benefits paid	(50,023)	(49,851)	(12,500)	(13,019)
Plan amendments	—	5,608	—	—
Settlements	—	—	—	—
Benefit obligation at end of year	$1,110,682	$964,649	$166,887	$155,942

Change in plan assets:
Fair value of plan assets at beginning of year	$933,756	$993,403	$—	$—
Actual return on plan assets	203,413	(9,796)	—	—
Employer contribution	—	—	7,695	8,089
Plan participants’ contributions	—	—	4,805	4,930
Benefits paid	(50,023)	(49,851)	(12,500)	(13,019)
Settlements	—	—	—	—
Fair value of plan assets at end of year	$1,087,146	$933,756	$—	$—

	Pension Benefits		Postretirement Medical
	2019	2018	2019	2018
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(23,536)	$(30,893)	$(166,887)	$(155,942)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(23,536)	$(30,893)	$(166,887)	$(155,942)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$1,026,764	$904,797	$166,887	$155,942

*Nonadmitted if overfunded

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Pension Benefits
	2019	2018	2017
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$23,989	$22,511	$19,990
Interest cost	38,479	34,022	35,792
Expected return on plan assets	(68,093)	(72,592)	(66,605)
Amount of recognized gains and losses	25,564	27,655	31,765
Amount of prior service cost recognized	(4,625)	(4,620)	(5,134)
Total net periodic benefit cost (benefit)	$15,314	$6,976	$15,808

	Postretirement Medical
	2019	2018	2017
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$308	$404	$483
Interest cost	6,044	5,419	5,688
Amount of recognized gains and losses	(3,841)	(2,138)	(2,986)
Amount of prior service cost recognized	(1,392)	(2,633)	(1,503)
Total net periodic benefit cost (benefit)	$1,119	$1,052	$1,682

	Pension Benefits		Postretirement Medical
	2019	2018	2019	2018
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost - prior year	$366,459	$375,539	$(47,044)	$(45,288)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	—	5,608	—	—
Net prior service cost or credit recognized	4,625	4,620	1,392	2,633
Net gain and loss arising during the period	(1,731)	8,347	12,289	(6,527)
Net gain and loss recognized	(25,564)	(27,655)	3,841	2,138
Items not yet recognized as a component of net periodic cost - current year	$343,789	$366,459	$(29,522)	$(47,044)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Pension Benefits		Postretirement Medical
	2019	2018	2019	2018
	(In Thousands)
Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior sevice cost or (credit)	(1,775)	(6,399)	(4,175)	(5,566)
Net recognized gains and (losses)	345,563	372,858	(25,348)	(41,477)

Assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2019	2018	2019	2018

Discount rate	4.39%	3.78%	4.34%	3.71%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2019	2018	2019	2018

Discount rate	3.44%	4.39%	3.32%	4.34%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
The Company’s pension liability was $23.5 million and $30.9 million at December 31, 2019 and 2018, respectively.
The Company utilizes a full yield curve approach in the estimation of liabilities, service cost, and interest cost for pension and postretirement benefits by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was decreased from 4.39% at December 31, 2018, to 3.44% at December 31, 2019. This resulted in a $133.3 million increase in the pension benefit obligation in 2019. The discount rate was increased from 3.78% at December 31, 2017, to 4.39% at December 31, 2018. This resulted in a $80.4 million decrease in the pension benefit obligation in 2018.
The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The asset allocation for the defined benefit pension plan at the end of 2019 and 2018, and the target allocation for 2019 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2019	2019	2018
Asset category:
Equity securities	55%	63%	59%
Fixed income securities	15	13	14
Short-term investments	5	—	1
Other	25	24	26
Total	100%	100%	100%
The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.
The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.
•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.
•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs. Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.
•Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Debt Securities
The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.
Mutual Funds
The fair values of mutual funds have been determined utilizing the net asset values of the funds.
Private Equity and Fixed Income Funds
The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.
Other Assets
Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices. The group annuity contract is carried at cash surrender value, which approximates fair value.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2*	Level 3
	(In Thousands)
At December 31, 2019:
Debt securities:
Debt securities issued by states of the U.S. and political subdivisions of the states	$2,757	$—	$2,757	$—
Corporate securities	119,339	—	119,339	—
Residential mortgage-backed securities	2,256	—	2,256	—
Asset-backed securities	10,920	—	10,920	—
Equity securities:
Common equity	459,501	415,316	44,185	—
Mutual funds	221,621	221,621	—	—
Other invested assets:
Private equity and fixed income funds	230,058	—	230,058	—
Surplus notes	3,717	—	3,717	—
Real estate	19,844	—	—	19,844
Other assets	71,586	70,014	1,572	—
Total plan assets	$1,141,599	$706,951	$414,804	$19,844
* Includes investments using net asset value (NAV) as a practical expedient.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2*	Level 3
	(In Thousands)
At December 31, 2018:
Debt securities:
Debt securities issued by states of the U.S. and political subdivisions of the states	$2,220	$—	$2,220	$—
Corporate securities	106,423	—	106,423	—
Residential mortgage-backed securities	4,519	—	4,519	—
Asset-backed securities	11,149	—	10,545	604
Equity securities:
Common equity	368,763	328,459	40,304	—
Mutual funds	179,682	179,682	—	—
Other invested assets:
Private equity and fixed income funds	212,558	—	212,558	—
Surplus notes	2,992	—	2,992	—
Real estate	18,052	—	—	18,052
Other assets	54,778	53,184	1,594	—
Total plan assets	$961,136	$561,325	$381,155	$18,656
* Includes investments using net asset value (NAV) as a practical expedient.
For measurement purposes of the postretirement benefit obligation at December 31, 2019, a 5.425 percent annual rate of increase in the per capita cost of covered health care benefits is assumed for 2020. The rate was assumed to decrease gradually to 4.75 percent for 2029 and remain at that level thereafter.
At December 31, 2019, the assets of the Company’s pension include approximately $105.9 million invested in the Touchstone Family of Funds, which are administered by the Company, and $205.3 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. At December 31, 2018, the assets of the Company’s pension include approximately $85.6 million invested in the Touchstone Family of Funds, which are administered by the Company, $181.0 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc.
As of December 31, 2019, future benefit payments for the pension plan are expected as follows (in millions):

2020	$53.2
2021	54.1
2022	55.1
2023	56.1
2024	57.0
Five years thereafter	299.8

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2019, 2018 and 2017

Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2020	$10.5
2021	10.5
2022	10.3
2023	10.3
2024	10.0
Five years thereafter	46.9
The Company did not make any contributions to the pension plan in 2019 and 2018. The Company does not anticipate a required contribution to the pension plan during 2020.
The Company made contributions to the postretirement medical plan of $7.7 million in 2019 and expects to contribute $98.6 million between 2020 and 2028, inclusive. The Company received no subsidies in 2019. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.
The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $6.2 million, $5.4 million, and $5.1 million for 2019, 2018 and 2017, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected
Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2019, were as follows:

	Gross	Net of Loading
	(In Thousands)
Ordinary new business	$4,331	$257
Ordinary renewal	69,162	49,052
Accident and health renewal	345	260
Assumed investment type-contracts	190	190
Total	$74,028	$49,759

National Integrity AnnuiChoice II	April 2020

PART C - Other Information

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of National Integrity Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2019
Statements of Operations for the Year Ended December 31, 2019
Statements of Changes in Net Assets for the Years Ended December 31, 2019 and 2018
Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2019 and 2018
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2019, 2018 and 2017
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2019, 2018 and 2017
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2019, 2018 and 2017
Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2019 and 2018
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2019, 2018 and 2017
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2019, 2018 and 2017
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2019, 2018 and 2017
Notes to Financial Statements (Statutory-Basis)

(b) Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.
Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

2.	Not applicable

3.

a.
Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.
Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

c.
Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

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National Integrity AnnuiChoice II	April 2020

4.

a.
Form of variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

b.
Form of Guaranteed Minimum Accumulation Benefit Rider. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175481), filed April 25, 2012.

c.
Form of Guaranteed Minimum Withdrawal Benefit Rider. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175481), filed April 25, 2012.

d.
Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page (GLIA). Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

e.
Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page (GLIA). Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

f.
Form of Individual Guaranteed Lifetime Withdrawal Benefit and Data Page (GLIA Plus), form number NR.37 1410 NY. Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

g.
Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Data Page (GLIA Plus), form number NR.38 1410 NY. Incorporated by reference to Exhibit 99.4(E) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

5.	Form of Application. Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

6.

a.
Certificate of Incorporation of National Integrity. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.	By-Laws of National Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

c.
Certificate of Amendment of the Charter of National Integrity, effective December 16, 2013. Incorporated by reference to Exhibit 99.6(C) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

7.

a.
Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(A) to Registrant's Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed May 1, 1996.

b.
Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

c.
Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

8.

a.
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

b.
Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

c.
Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

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National Integrity AnnuiChoice II	April 2020

d.
Rule 22c-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

e.
Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003. Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.
Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 3, 2004. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

g.
Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(G) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

h.
Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007. Incorporated by reference to Exhibit 99.8(H) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

i.
Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2010. Incorporated by reference to Exhibit 99.8(I) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

j.
Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated April 10, 2013. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

k.
Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

l.
Administrative Services Agreement and relevant amendments between Franklin Templeton Services, LLC and National Integrity dated January 6, 2003, amended August 1, 2007 and May 1, 2013. Incorporated by reference to Exhibit 99.8(L) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

m.
Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and National Integrity dated April 16, 2007. Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

n.
Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(J) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

o.
Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(K) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

p.
Form of Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

q.
Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(M) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

r.
Form of Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

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National Integrity AnnuiChoice II	April 2020

s.
Form of Services Agreement between Pacific Investment Management Company LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

t.
Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(P) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

u.
Form of Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

v.
Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly, Rydex Distributors, Inc.) and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(R) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

w.
Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly, Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(S) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

x.
Form of Variable Products Services Agreement between Rydex Distributors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

y.
Amendment No. 1 to Variable Product Services Agreement to between Rydex Distributors, LLC (formerly, Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(U) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

z.
Form of Administrative Services Agreement between PADCO Advisors II, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(I) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

aa.
Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly, PADCO Advisors II, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(W) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bb.
Fund Participation Agreement between Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity dated April 30, 2001. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment No. 17 to registration statement on Form N-4 (File No. 033-56658), filed October 15, 2001.

cc.
Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

dd.
Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and National Integrity dated December 31, 2009. Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ee.
Rule 22c-2 Amendment to Participation Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2007. Incorporated by reference to Exhibit 99.8(AA) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ff.
Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(BB) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

gg.
Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and National Integrity dated October 2, 1997. Incorporated by reference to Exhibit 99.8(CC) from Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

4

National Integrity AnnuiChoice II	April 2020

hh.
Rule 22c-2 Amendment to Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007. Incorporated by reference to Exhibit 99.8(DD) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ii.
Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and National Integrity dated May 1, 2001. Incorporated by reference to Exhibit 99.8(EE) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

jj.
Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly, Bankers Trust Company) and National Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

kk.
Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and National Integrity dated May 1, 2004. Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ll.
Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and National Integrity dated July 22, 2006. Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

mm.
Administrative services letter between Deutsche Investment Management Americas Inc. and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(II) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

nn.
Distribution and Services Agreement between PFPC Distributors, Inc. and National Integrity dated May 18, 2004. Incorporated by reference to Exhibit 99.8(JJ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

oo.
Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(KK) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

pp.
Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 2, 2003. Incorporated by reference to Exhibit 99.8(LL) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

qq.
Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

rr.
Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ss.
Amendment No. 3 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. (as successor-in-interest to Morgan Stanley & Co. Incorporated), Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(SS) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

tt.
Administrative Services Letter between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(TT) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

uu.
Rule 22c-2 Information Sharing Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated March 16, 2007. Incorporated by reference to Exhibit 99.8(PP) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

vv.
Amendment No. 1 to Administrative Service Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(WW) to Registrant's Post-

5

National Integrity AnnuiChoice II	April 2020

Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

ww.
Servicing Agreement between The Universal Institutional Funds, Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(XX) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

xx.
Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(QQ) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

yy.
Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(SS) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

zz.
Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010. Incorporated by reference to Exhibit 99.8(TT) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

aaa.
Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009. Incorporated by reference to Exhibit 99.8(UU) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bbb.
Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(VV) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ccc.
Assignment of Agreement between Columbia Management Distributors, Inc. and National Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010. Incorporated by reference to Exhibit 99.8(WW) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ddd.
Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(XX) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

eee.
Administrative Services Agreement between Invesco Advisors, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(YY) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

fff.
Distribution Services Agreement between INVESCO Distributors, Inc and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(ZZ) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ggg.
Intermediary Agreement between Invesco Investment Services, Inc. and National Integrity dated May 27, 2010. Incorporated by reference to Exhibit 99.8(AAA) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

hhh.
Form of Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(BBB) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

iii.
Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(DDD) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

jjj.
Form of Administrative Services Agreement between BlackRock Advisors, LLC and National Integrity dated April 29, 1011. Incorporated by reference to Exhibit 99.8(CCC) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

kkk.
Fund Participation Agreement among Northern Lights Variable Trust, ValMark Advisers, Inc., Northern Lights Distributors, LLC and National Integrity Life Insurance Company dated May 1, 2013. Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

6

National Integrity AnnuiChoice II	April 2020

lll.
Distribution and Shareholder Services Agreement among Northern Lights Variable Trust, Touchstone Securities, Inc., and National Integrity Life Insurance Company dated May 1, 2013. Incorporated by reference to Exhibit 99.8(EEE) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

mmm. Amendment to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2011. Incorporated by reference to Exhibit 99.8(FFF) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

nnn.
Amendment No. 2 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(GGG) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

ooo.
Amendment to Selling Agreement between PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(HHH) to Registrant’s Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

ppp.
Amendment No. 1 to Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated April 24, 2015. Incorporated by reference to Exhibit 99.8(QQQ) to Registrant’s Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

qqq.
Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(MMM) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

rrr.
Business Agreement among American Funds Distributors, Inc., Capital Research and Management Company, National Integrity and Touchstone Securities, Inc. dated December 13, 2013. Incorporated by reference to Exhibit 99.8(NNN) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

sss.
Rule 22c-2 Agreement between American Funds Service Company and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(OOO) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

ttt.
Amendment No. 3 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated March 21, 2016. Incorporated by reference to Exhibit 99.8(TTT) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2016.

9.	Opinion and Consent of Bryan J. Kreyling, Esq. as to the legality of the securities registered, filed herewith.

10.

a.	Consent of Independent Registered Public Accounting Firm, filed herewith.

b.	Consent of Independent Auditors, filed herewith.

11.	Not applicable.

12.	Not applicable.

13.
Powers of Attorney of members of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically James N. Clark, Jo Ann Davidson, Robert B. Truitt, and Thomas L. Williams, each dated April 16, 2019. Incorporated by reference to Exhibit 99.13 to Registrant's Post-Effective Amendment No. 10 to registration statement on Form N-4 (File No. 333-167372), filed April 26, 2019.

14.
Guaranty from WSLIC to the policyholders of National Integrity. Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

15.	Cover letter, filed herewith.

Item 25.    Directors and Officers of the Depositor

The names, positions and principal business addresses* of the directors and officers of the Depositor are as follows:

Directors:

John F. Barrett	Director, Chairman of the Board

Edward J. Babbitt	Director, Secretary

7

National Integrity AnnuiChoice II	April 2020

Jill T. McGruder	Director, President and Chief Executive Officer

Jonathan D. Niemeyer	Director

Donald J. Wuebbling	Director

Daniel J. Downing	Director, Senior Vice President

Eric C. Fast[1]	Director

Cameron F. MacRae III[2]	Director

Newton Phelps Stokes Merrill[3]	Director

George R. Bunn Jr.[4]	Director

Officers:

John F. Barrett	Director, Chairman of the Board

Jill T. McGruder	Director, President and Chief Executive Officer
Edward J. Babbitt    Director, Secretary
Roger M. Lanham    Senior Vice President and Co-Chief Investment Officer
Brendan M. White    Senior Vice President and Co-Chief Investment Officer
Karen A. Chamberlain    Senior Vice President and Chief Information Officer
Kevin L. Howard    Senior Vice President and General Counsel
Daniel W. Harris    Senior Vice President and Chief Actuary
Mark E. Caner    Senior Vice President
Daniel J. Downing    Senior Vice President
Lisa B. Fangman    Senior Vice President
Phillip E. King    Senior Vice President and Auditor
David T. Henderson    Senior Vice President and Chief Risk Officer
Bradley J. Hunkler    Senior Vice President and Chief Financial Officer
James J. Vance    Senior Vice President and Treasurer
Wade M. Fugate    Vice President and Controller
Bruce W. Maisel    Vice President and Chief Compliance Officer
Michael S. Speas    Vice President and Chief Information Security Officer
Aaron J. Wolf    Vice President and Chief Underwriter
Jay V. Johnson    Vice President and Assistant Treasurer
Terrie A. Wiedenheft    Vice President
Paul M. Kruth    Vice President
Chistopher N. Watford    Vice President
Denise L. Sparks    Vice President
Lindsay M. Connelly    Assistant Vice President, Assistant Treasurer
Benjamin E. Fotsch    Assistant Vice President
Christopher J. Roland    Assistant Vice President
Robert F. Noschang    Assistant Vice President
Brian A. Eichhold    Assistant Vice President
Donald P. Myers     Assistant Vice President
Ryan K. Richey    Assistant Vice President
Andrew P. Shull    Assistant Vice President
Jacob C. Steuber    Assistant Vice President
James R. Murray    Assistant Vice President, Director, Risk Management
John S. Musgrove     Assistant Vice President and Assistant Treasurer
Jason T. Anderson    Assistant Treasurer
Timothy D. Speed    Assistant Treasurer
Sharon A. Cummings    Licensing Officer
Brenda L. Elliott    Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
1 Principal Business Address: 29 Hillside Road, Greenwich, CT 06830
2 Principal Business Address: 1540 Broadway, New York, NY 10036-4086
3 Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024
4 Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

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National Integrity AnnuiChoice II	April 2020

Item 26.	Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity Abb	Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
2758 South Main SPE, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
309 Holding LLC	DE	LLC	97% owned by The Western and Southern Life Insurance Company, 1% owned by W&S Real Estate Holdings, Inc. and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
506 Phelps Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Airport Exchange Hotel Partners	KY	GP	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Alliant Tax Credit Fund 92 LP	CA	LP	13.4% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Alta Mercer Crossing, LLC	DE	LLC	50% owned by Wood Mercer Crossing, LLC, 49% owned by Mercer Crossing Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Preston Residences, LLC	DE	LLC	100% owned by Alta Preston, LLC	ownership and operation of real estate
Alta Preston, LLC	DE	LLC	100% owned by Alta, 47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Stony Point, LLC	DE	LLC	49% owned by Stony Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Apex Louisville, LLC	KY	LLC	64% owned by Apex Housing Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Arvada Kipling Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Ascent Plainfield, LLC	IN	LLC	64% owned by Stout Metro Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Axis JV, LLC	KY	LLC	64% owned by 1373 Lexington Road Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Axis Louisville, LLC	KY	LLC	100% owned by Axis JV, LLC	ownership and operation of real estate
Beardsley Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

9

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
BP Summerville Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Buckeye Venture Partners, LLC	OH	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	OH	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Canal Senate Apartments, LLC	IN	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cape Barnstable Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Holdings, LLC	OH	LLC	99% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Hotel Investor, LLC	OH	LLC	100% owned by Carmel Holdings, LLC	real estate ownership entity(ies)
Carmel Hotel, LLC	IN	LLC	99% owned by Carmel Hotel Investor, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
CCA CBD Cincinnati LLC	OH	LLC	100% owned by 309 Holding, LLC	ownership and operation of real estate
Cedar Park Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cenizo Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Charlotte Park Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Chattanooga Southside Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Chestnut Healthcare Partners, L.P.	DE	LP	20% limited partnership interest owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Choo Choo Residences, LLC	DE	LLC	49% owned by Chattanooga Southside Apartments Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Cincinnati CBD Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cinnaire Fund for Housing Limited Partnership 31	MI	LP	16.7% limited partnership interest owned by Columbus Life Insurance Company	real estate ownership entity(ies)

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National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Cleveland East Hotel, LLC	OH	LLC	99% owned by WSALD CEH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Columbus Life Insurance Company	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Country Place Associates	OH	GP	90% owned by WS Country Place GP, LLC; 10% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cove Housing Investor Holdings, LLC	OH	LLC	98% W&S Real Estate Holdings, LLC and 2% Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Covington Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Crabtree Apartments, LLC	TX	LLC	59% owned by Crabtree Commons Apts Investor Holdings, LLC (W&S) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cranberry NP Hotel Company, LLC	PA	LLC	99% owned by NP Cranberry Hotel Investor LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Curve Luxury Apartments Investors, LLC	DE	LLC	59% owned by MC Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Curve Luxury Apartments, LLC	AZ	LLC	100% owned by Curve Luxury Apartments Investors, LLC	ownership and operation of real estate
Dallas City Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Day Hill Road Land LLC	CT	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Delco Lofts, LLC	OH	LLC	99% owned by Patterson at First Investor Holdings, LLC	ownership and operation of real estate
Domain at Dunvale, LLC	TX	LLC	49% owned by Dunvale Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Dunvale Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Realty Capital Partners, LLC	OH	LLC	100% Eagle Realty Group, LLC	investment advisor
Eagle Realty Group, LLC	OH	LLC	100% owned by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	OH	Corp	100% owned by Eagle Realty Group, LLC	real estate ownership entity(ies)

11

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Eagle Rose Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Land Partners, LLC	DE	LLC	24% owned by Eagle Rose Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Owner, LLC	DE	LLC	100% owned by Eagle Rose Land Partners, LLC	ownership and operation of real estate
Elan Dallas City Lights GP, LLC	DE	LLC	100% owned by Elan Dallas City Lights, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Limited Partner, LP	DE	LLC	100% owned by Elan Dallas City Lights, LLC; 0% owned by Elan Dallas City Lights GP, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Owner, LP	DE	LP	99% owned by Elan Dallas City Lights Limited Partner, LP; 1% owned by Elan Dallas City Lights GP, LLC	ownership and operation of real estate
Elan Dallas City Lights, LLC	DE	LLC	59% owned by Dallas City Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
EMF DT SA, LLC (2017) (Encore River Walk)	DE	LLC	100% owned by EMF River Walk Investments, LLC	ownership and operation of real estate
EMF River Walk Investments, LLC	DE	LLC	54% owned by South Flores Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
EP/WSE Glendale Venture, LLC	DE	LLC	49% owned by Beardsley Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Flats at Springhurst LLC	KY	LLC	100% owned by Springhurst JV, L.L.C.	ownership and operation of real estate
Flats Springhurst Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Forsyth Halcyon AA Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	managing partner for numerous private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private fixed income fund
Fort Washington Flexible Income LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC and investors include The Western and Southern Life Insurance Company	managing member for private fixed income fund

12

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% owned by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX, L.P.	DE	LP	general partner is FWPEI IX GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	General Partner is FWPEI IX GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	general partner is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	general partner is FWPEI VI GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	general partner is FWPEI VII GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	general partner is FWPEI VIII GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	General Partner is FWPEI VIII GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors X, L.P.	DE	LP	general partner is FWPEI X GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Fort Washington Private Equity Investors X-B, L.P.	DE	LP	general partner is FWPEI X GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund

13

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	General Partner is FWPEO II GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and The Western and Southern Life Insurance Company is the sole limited partner	private equity fund
Fort Washington Private Equity Small Market Investors X-S, L.P.	DE	LP	general partner is FWPEI X GP, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
FWPEI IX GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund IX
FWPEI V GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of the three private equity funds
FWPEI VI GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund VIII
FWPEI X GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	general partner of Fund X
FWPEO II GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO III GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Gateway at Arvada Ridge, LLC	DE	LLC	35.39% owned by Arvada Kipling Housing Holdings, LLC and 0.72% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Gerber Life Insurance Company	NY	Corp	100% owned by The Western and Southern Life Insurance Company
Glendale Beardsley, LLC	DE	LLC	100% owned by EP/WSE Glendale Venture, LLC (DE)	ownership and operation of real estate
Great Lakes Capital Fund for Housing LP 30	MI	LP	13.5% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
GS Lakeline AA Apartments, LLC	DE	LLC	49% owned by Cedar Park Senior Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate

14

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
GS McFarland AA Apartments, LLC	DE	LLC	49% owned by Forsyth Halcyon AA Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.
GS Nashville Hotel Owner, LLC	DE	LLC	100% owned by Nashville Hotel JV, LLC	ownership and operation of real estate
GS Short Pump AA Apartments Owner, LLC	DE	LLC	100% owned by GS Short Pump AA Apartments, LLC	ownership and operation of real estate
GS Short Pump AA Apartments, LLC	DE	LLC	49% owned by Three Chopt AA Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Heartis Venice JV, LLC	DE	LLC	49% owned by Tamiami Senior Investor Holdings, LLC (OH) and 1% owned Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Heartis Venice, LLC	DE	LLC	100% owned by Heartis Venice JV, LLC	ownership and operation of real estate
Houston Reverie, LLC	TX	LLC	59% owned by River Hollow Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
IFS Financial Services, Inc. (IFS)	OH	Corp	100% owned by Western-Southern Life Assurance Company (Western-Southern Life Assurance Company)	real estate ownership entity(ies)
Insurance Profillment Solutions, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	insurance marketing services
Integrity Life Insurance Company (ILIC)	OH	Corp	100% owned by The Western and Southern Life Insurance Company
IR Mall Associates, Ltd.	FL	LP	49.50% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
IR Mall Company, L.C.	FL	LLC	50% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
JLB Southpark Apartments LLC	DE	LLC	49% owned by SP Charlotte Apts Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
KCWSE Palmetto Pointe, LLC	DE	LLC	64% owned by Cenizo Apartments Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Keller Hicks Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LaFrontera Hotel LLC	TX	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
LaFrontera Lodging Partners LP	OH	LP	99% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Lennox Zionsville Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

15

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
LeRoy Glen Investment, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
LLIA, Inc.	OH	Corp	100% owned by The Lafayette Life Insurance Company	general insurance agency
Lookout Corporate Center	KY	JVGP	50% owned by WS Lookout GP, LLC	ownership and operation of real estate
Lorraine Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Lytle Park Inn, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Main Hospitality Holdings, LLC	OH	LLC	78.4% owned by W&S Real Estate Holdings, LLC and 1.6% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MC Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Mercer Crossing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Midtown Park Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Apartments JV, LLC	DE	LLC	54% owned by Monterosso Housing Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Apartments, LLC	DE	LLC	100% owned by Monterosso Apartments JV, LLC	ownership and operation of real estate
Monterosso Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Monterosso Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MP Dallas Development Holdings, LLC	DE	LLC	49% owned by Midtown Park Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MP Dallas Project Owner, LLC	DE	LLC	100% owned by MP Dallas Development Holdings, LLC	ownership and operation of real estate
Nashville Hotel JV, LLC	DE	LLC	52% owned by W&S REH and 3% by ERI	real estate ownership entity(ies)
NE Emerson Edgewood, LLC	IN	LLC	60% owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund

16

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
North Pittsburgh Hotel LLC	PA	LLC	99% owned by WSALD NPH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC, 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
NP Cranberry Hotel Investor, LLC	OH	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	real estate ownership entity(ies)
OTR Housing Associates, L.P.	OH	LP	98% owned by The Western and Southern Life Insurance Company; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
OTR Redevelopment Group, LLC	OH	LLC	100% owned by OTR Walnut Housing, Ltd.	real estate ownership entity(ies)
OTR Transitional Housing, L.P.	OH	LP	99% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Patterson at First Investor Holdings, LLC	OH	LLC	100% owned by Integrity Life Insurance Company	real estate ownership entity(ies)
Perimeter Development Holdings, LLC	DE	LLC	49% owned by Perimeter TC Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Perimeter Project Owner, LLC	DE	LLC	100% Perimeter Development Holdings, LLC	ownership and operation of real estate
Perimeter TC Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Holding Company LLC	DE	LLC	69% owned by Pleasanton Hotel Investor Holdings, 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Project Owner, LLC	DE	LLC	100% owned by Pleasanton Hotel Holding Company LLC	ownership and operation of real estate
Prairie Path Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Price Road Hotel LLC	DE	LLC	64% owned by Price Willis Lodging Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Price Willis Lodging Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Queen City Square Development I, LLC	OH	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate

17

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Queen City Square, LLC	OH	LLC	99.75% owned to The Western and Southern Life Insurance Company; .25% Eagle Realty Investments, Inc.	ownership and operation of real estate
R4 Housing Partners IX LP	DE	LLC	14.7% limited partnership interest owned by The Lafaye Insurance Company	real estate ownership entity(ies)
R4 Housing Partners V LP	DE	LP	9.3% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
R4 Housing Partners VI LP	DE	LP	16.7% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Raleigh Hotel Holding Company LLC	DE	LLC	62% owned by W&SREH and 3% owned by ERI	real estate ownership entity(ies)
Raleigh Project Owner LLC	DE	LLC	100% owned by Raleigh Hotel Holding Company, LLC	ownership and operation of real estate
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Revel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Ridge at Robinson Apartments, LLC	DE	LLC	59% owned by Settlers Ridge Robinson Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
River Hollow Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Fee Owner LLC	DE	LLC	100% owned by Russell Bay Land Partners LLC	ownership and operation of real estate
Russell Bay Land Partners LLC	DE	LLC	64% owned by Russell Bay Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
San Tan Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sarasota Property Owner, LLC	DE	LLC	100% owned by Senior Living at Sarasota, LLC	ownership and operation of real estate
Senior Living at Sarasota, LLC	DE	LLC	49% owned by Lorraine Senior Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Settlers Ridge Robinson Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Seventh and Culvert Garage, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)

18

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Sixth and Saratoga NW, LLC	KY	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
South Flores Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
South Kirkman Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
South Kirkman Fee Owner LLC	DE	LLC	100% owned by South Kirkman Land Partners LLC	ownership and operation of real estate
South Kirkman Land Partners LLC	DE	LLC	64% owned by South Kirkman Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Southside Works City Apartments, LLC	DE	LLC	49% owned by Southside Tunnel Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Springhurst JV, L.L.C.	KY	LLC	64% owned by Flats Springhurst Investor Holdings, LLC; and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SPX Holding LLC	OH	LLC	50% owned by W&SFG	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% owned by W&SFG	Airplane ownership/leasing
Stout Metro Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance Hotel Investor, LLC	OH	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entity(ies)
Sundance Hotel, LLC	DE	LLC	64% owned by Sundance Hotel Investor, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance LaFrontera Holdings, LLC	OH	LLC	98% owned by The Western and Southern Life Insurance Company and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Tamiami Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Cove Apartments, LLC	DE	LLC	49% owned by Cove Housing Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Cove JV, LLC	DE	LLC	100% owned by The Cove Apartments, LLC	real estate ownership entity(ies)

19

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
The Flats at San Tan, LLC	TX	LLC	49% owned by San Tan Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Lafayette Life Insurance Company	OH	Corp	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% owned by WSFG
Three Chopt AA Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timacuan Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Timacuan Fee Owner LLC	DE	LLC	100% owned by Timacuan Land Partners LLC (DE)	ownership and operation of real estate
Timacuan Land Partners LLC	DE	LLC	64% owned by Timacuan Apartment Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Touchstone Advisors, Inc.	OH	Corp	100% owned by IFS Financial Services, Inc.	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% owned by IFS Financial Services, Inc. Financial Services, Inc.	securities broker-dealer
Trevi Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Trevi Fee Owner, LLC	DE	LLC	100% Trevi Land Partners, LLC	ownership and operation of real estate
Trevi Land Partners, LLC	DE	LLC	64% Trevi Apartment Holdings, LLC; 1% Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Tri-State Growth Capital Fund I, L.P.	DE	LP	general partner is Tri-State Ventures, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	general partner is Tri-State Ventures II, LLC and investors include The Western and Southern Life Insurance Company	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund
TXFL NNN Office Investor Holdings, LLC	OH	LLC
40.7408% owned by Western-Southern Life Assurance Company, 29.6296% owned by The Lafayette Life Insurance Company, 14.8148% owned by Integrity Life Insurance Company, 14.8148% owned by National Integrity Life Insurance Company real estate ownership entity(ies)

20

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
UGR Holdings, LLC	DE	LLC	49% owned by University Shade Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
University Grove Residences, LLC	DE	LLC	100% owned by UGR Holdings, LLC (DE)	ownership and operation of real estate
University Shade Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% owned by Frontage Lodging Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vail Hotel Owner ESHV, LLC	DE	LLC	100% owned by Vail Hotel Holdings ESHV, LLC	ownership and operation of real estate
Vernazza Apartments, LLC	DE	LLC	54% owned by Vernazza Housing Investor Holdings and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vernazza Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vinings Trace, LLC	IN	LLC	99% owned by The Western and Southern Life Insurance Company, 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
W Flats Residences, LLC	DE	LLC	66.5% owned by W Apts Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W&S Brokerage Services, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% owned by Western-Southern Life Assurance Company	general insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Warm Springs Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Warm Springs Fee Owner LLC	DE	LLC	100% owned by Warm Springs Land Partners LLC	ownership and operation of real estate
Warm Springs Land Partners LLC	DE	LLC	64% owned by Warm Springs Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
West Crescent Venture Partners LLC	DE	LLC	49% owned by Revel Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WestAd Leasing, LLC	OH	LLC	100% owned by Western & Southern Financial Group, Inc. (WSFG)	Airplane ownership/leasing

21

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Western & Southern Agency, Inc.	OH	Corp	100% owned by The Western and Southern Life Insurance Company	general insurance agency
Western & Southern Financial Fund Inc	OH	NP Corp		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Westhouse Residences, LLC	DE	LLC	49% owned by Keller Hicks Investor Holdings, LLC (OH) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
WL Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WL Houston Parkway, LLC	TX	LLC	55% owned by WL Apartment Holdings and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WS Airport Exchange GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Country Place GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Lookout JV, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
WSALD CEH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSALD NPH, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WSFG WG Aurora IL, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Charlotte NC, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Columbus OH, LLC	OH	LLC	100% owned by Vinings Trace, LLC	ownership and operation of real estate
WSFG WG Holding RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate

22

National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
WSFG WG Providence RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Stallings NC, LLC	OH	LLC	100% owned by Vinings Trace, LLC	ownership and operation of real estate
WSL Partners, L.P.	DE	LP	general partner is FWCP and investors include The Western and Southern Life Insurance Company	private equity fund
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
2758 South Main SPE, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
309 Holding LLC	DE	LLC	97% owned by The Western and Southern Life Insurance Company, 1% owned by W&S Real Estate Holdings, Inc. and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
506 Phelps Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Airport Exchange Hotel Partners	KY	GP	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Alliant Tax Credit Fund 92 LP	CA	LP	13.4% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Alta Mercer Crossing, LLC	DE	LLC	50% owned by Wood Mercer Crossing, LLC, 49% owned by Mercer Crossing Investor Holdings, LLC, and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Preston Residences, LLC	DE	LLC	100% owned by Alta Preston, LLC	ownership and operation of real estate
Alta Preston, LLC	DE	LLC	100% owned by Alta, 47% owned by W&S Real Estate Holdings and 3% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Stony Point, LLC	DE	LLC	49% owned by Stony Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Apex Louisville, LLC	KY	LLC	64% owned by Apex Housing Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Arvada Kipling Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Ascent Plainfield, LLC	IN	LLC	64% owned by Stout Metro Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Axis JV, LLC	KY	LLC	64% owned by 1373 Lexington Road Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate

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National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Axis Louisville, LLC	KY	LLC	100% owned by Axis JV, LLC	ownership and operation of real estate
Beardsley Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
BP Summerville Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Buckeye Venture Partners, LLC	OH	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	OH	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Canal Senate Apartments, LLC	IN	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cape Barnstable Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Holdings, LLC	OH	LLC	99% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Hotel Investor, LLC	OH	LLC	100% owned by Carmel Holdings, LLC	real estate ownership entity(ies)
Carmel Hotel, LLC	IN	LLC	99% owned by Carmel Hotel Investor, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
CCA CBD Cincinnati LLC	OH	LLC	100% owned by 309 Holding, LLC	ownership and operation of real estate
Cedar Park Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cenizo Apartments Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Charlotte Park Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Chattanooga Southside Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Chestnut Healthcare Partners, L.P.	DE	LP	20% limited partnership interest owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Choo Choo Residences, LLC	DE	LLC	49% owned by Chattanooga Southside Apartments Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate

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National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Cincinnati CBD Holdings, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Cinnaire Fund for Housing Limited Partnership 31	MI	LP	16.7% limited partnership interest owned by Columbus Life Insurance Company	real estate ownership entity(ies)
Cleveland East Hotel, LLC	OH	LLC	99% owned by WSALD CEH, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Columbus Life Insurance Company	OH	Corp	100% owned by The Western and Southern Life Insurance Company
Country Place Associates	OH	GP	90% owned by WS Country Place GP, LLC; 10% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cove Housing Investor Holdings, LLC	OH	LLC	98% W&S Real Estate Holdings, LLC and 2% Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Covington Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Crabtree Apartments, LLC	TX	LLC	59% owned by Crabtree Commons Apts Investor Holdings, LLC (W&S) and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cranberry NP Hotel Company, LLC	PA	LLC	99% owned by NP Cranberry Hotel Investor LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Curve Luxury Apartments Investors, LLC	DE	LLC	59% owned by MC Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Curve Luxury Apartments, LLC	AZ	LLC	100% owned by Curve Luxury Apartments Investors, LLC	ownership and operation of real estate
Dallas City Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Day Hill Road Land LLC	CT	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Delco Lofts, LLC	OH	LLC	99% owned by Patterson at First Investor Holdings, LLC	ownership and operation of real estate
Domain at Dunvale, LLC	TX	LLC	49% owned by Dunvale Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Dunvale Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Realty Capital Partners, LLC	OH	LLC	100% Eagle Realty Group, LLC	investment advisor

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National Integrity AnnuiChoice II	April 2020

Affiliate	State	Entity Abb	Ownership	Type of Business
Eagle Realty Group, LLC	OH	LLC	100% owned by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	OH	Corp	100% owned by Eagle Realty Group, LLC	real estate ownership entity(ies)
Eagle Rose Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Land Partners, LLC	DE	LLC	24% owned by Eagle Rose Apartment Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Eagle Rose Owner, LLC	DE	LLC	100% owned by Eagle Rose Land Partners, LLC	ownership and operation of real estate
Elan Dallas City Lights GP, LLC	DE	LLC	100% owned by Elan Dallas City Lights, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Limited Partner, LP	DE	LLC	100% owned by Elan Dallas City Lights, LLC; 0% owned by Elan Dallas City Lights GP, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Owner, LP	DE	LP	99% owned by Elan Dallas City Lights Limited Partner, LP; 1% owned by Elan Dallas City Lights GP, LLC	ownership and operation of real estate
Elan Dallas City Lights, LLC	DE	LLC	59% owned by Dallas City Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
EMF DT SA, LLC (2017) (Encore River Walk)	DE	LLC	100% owned by EMF River Walk Investments, LLC	ownership and operation of real estate

Item 27.    Number of Contract Owners

As of April 8, 2020, 416 qualified and non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.    Indemnification

National Integrity's By-Laws provide, in Article VII, Section 7.1 provides:
To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:
(a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;
(b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and
(c) the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling

26

National Integrity AnnuiChoice II	April 2020

person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)        Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)    The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark	Director

Jill T. McGruder	Director and Chief Executive Officer

Jonathan D. Niemeyer	Director

Donald J. Wuebbling	Director

Officers:

Steven M. Graziano	President

Jill T. McGruder	Chief Executive Officer

Stephen C. Owen	Senior Vice President

Jay V. Johnson	Vice President and Treasurer

Sharon L. Karp	Vice President

Christopher N. Watford	Vice President

Amy Fisher	Vice President

Timothy S. Stearns	Vice President and Interim Chief Compliance Officer

Terrie A. Wiedenheft	Chief Financial Officer

Lindsay M. Connelly	Assistant Vice President and Assistant Treasurer

John S. Musgrove	Assistant Vice President and Assistant Treasurer

Jason T. Anderson	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Sarah Sparks Herron	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(c) Not applicable.

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202.

Item 31.    Management Services

There are currently no management-related services provided to the Registrant.

Item 32.    Undertakings

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National Integrity AnnuiChoice II	April 2020

The Registrant hereby undertakes:

(a)
to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)
to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)	to update the registration statement if WSLIC terminates its guarantee to National Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee. These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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National Integrity AnnuiChoice II	April 2020

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this April 24, 2020.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

National Integrity AnnuiChoice II	April 2020

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 24, 2020.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 24, 2020

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 24, 2020

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 24, 2020

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 24, 2020	April 24, 2020
/s/ Edward J. Babbitt	/s/ Jonathan D. Niemeyer
Edward J. Babbitt	Jonathan D. Niemeyer
April 24, 2020	April 24, 2020
/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
April 24, 2020	April 24, 2020

National Integrity AnnuiChoice II	April 2020

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 24, 2020.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 24, 2020

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 24, 2020

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 24, 2020

DIRECTORS:

/s/ John F. Barrett	/s/ Wade M. Fugate
John F. Barrett	Wade M. Fugate, Attorney-in-Fact for Jo Ann Davidson
April 24, 2020
April 24, 2020

/s/ Wade M. Fugate	/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for James N. Clark	Wade M. Fugate, Attorney-in-Fact for Robert B. Truitt
April 24, 2020	April 24, 2020

/s/ Wade M. Fugate
Wade M. Fugate, Attorney-in-Fact for Thomas L. Williams
April 24, 2020